UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03421

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-10

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2017

Date of reporting period:	6/30/2017

Item 1 – Reports to Stockholders –

The MEDLEY Program

SEMIANNUAL REPORT	June 30, 2017

The report is for the information of persons participating in The Prudential Variable Contract Account-10 (VCA-10), The Prudential Variable Contract Account-11 (VCA-11), and The Prudential Variable Contract Account-24 (VCA-24) (Collectively known as the “Accounts”) of The MEDLEY Program. VCA-10, VCA-11, and VCA-24 are group annuity insurance products issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, and are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC, 655 Broad Street, 19th Floor, Newark, NJ 07102. Both are Prudential Financial companies.

The views expressed in this report and information about the Accounts’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2017, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report.

The Prudential MEDLEY Program Table of Contents	Semiannual Report	June 30, 2017

∎	LETTER TO PARTICIPANTS

∎	VCA-10

Financial Statements

∎	VCA-11 AND VCA-24 THE PRUDENTIAL SERIES FUND PORTFOLIOS

Conservative Balanced Portfolio

Diversified Bond Portfolio

Equity Portfolio

Flexible Managed Portfolio

Global Portfolio

Government Income Portfolio

Government Money Market Portfolio

Stock Index Portfolio

∎	APPROVAL OF ADVISORY AGREEMENTS

The Prudential MEDLEY Program Letter to Participants	June 30, 2017

∎	DEAR PARTICIPANT:

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This MEDLEY Program semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Stuart Parker President, The Prudential Variable Contract Account 10	Timothy S. Cronin President, The Prudential Series Fund

July 31, 2017

Prudential Variable Contract Account-10 (VCA-10) & Variable Contract Account-24 (VCA-24) Presentation of Portfolio Holdings — unaudited	June 30, 2017

Conservative Balanced
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	1.7%
U.S. Treasury Inflation Indexed Bonds	1.4%
Microsoft Corp.	1.2%
U.S. Treasury Notes, 2.125%, 09/30/21	1.0%
Amazon.com, Inc.	0.9%

Diversified Bond
Issuer	(% of Net Assets	)
Corporate Bonds	41.9%
Commercial Mortgage-Backed Securities	13.2%
Asset-Backed Securities	12.2%
Residential Mortgage-Backed Securities	6.0%
U.S. Treasury Obligations	5.0%

Equity
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	3.9%
JPMorgan Chase & Co.	3.8%
Microsoft Corp.	3.2%
Amazon.com, Inc.	2.7%
Facebook, Inc.	2.6%

Flexible Managed
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	1.7%
JPMorgan Chase & Co.	1.3%
Facebook, Inc.	1.2%
Alphabet, Inc.	1.1%
Johnson & Johnson	1.1%

Global
Top Five Countries	(% of Net Assets	)
United States	62.1%
Japan	7.6%
United Kingdom	6.4%
France	4.8%
Germany	3.1%

Government Income
Allocation	(% of Net Assets	)
U.S. Government Agency Obligations	42.5%
U.S. Treasury Obligations	28.6%
Commercial Mortgage-Backed Securities	20.9%
Collateralized Loan Obligations	6.3%
Corporate Bonds	1.3%

Stock Index
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	3.6%
Microsoft Corp.	2.5%
Amazon.com, Inc.	1.8%
Johnson & Johnson	1.7%
Facebook, Inc. (Class A Stock)	1.7%

VCA-10
Five Largest Holdings	(% of Net Assets	)
JPMorgan Chase & Co.	3.20%
Apple, Inc.	2.80%
Goldman Sachs Group, Inc. (The)	2.70%
Microsoft Corp.	2.50%
Bank of America Corp.	2.10%

For a complete listing of holdings, refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (unaudited)

June 30, 2017

LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 2.7%
Boeing Co. (The)	9,148	$1,809,017
United Technologies Corp.	19,469	2,377,360

		4,186,377

Automobiles — 1.0%
Tesla, Inc.*	4,168	1,507,190

Banks — 10.7%
Bank of America Corp.	133,250	3,232,645
BB&T Corp.	43,954	1,995,951
Citigroup, Inc.	40,292	2,694,729
JPMorgan Chase & Co.	54,388	4,971,063
PNC Financial Services Group, Inc. (The)	17,436	2,177,233
Wells Fargo & Co.	26,801	1,485,043

		16,556,664

Biotechnology — 3.0%
BioMarin Pharmaceutical, Inc.*	7,614	691,503
Celgene Corp.*	20,246	2,629,348
Shire PLC, ADR	8,111	1,340,505

		4,661,356

Capital Markets — 2.7%
Goldman Sachs Group, Inc. (The)	19,197	4,259,814

Chemicals — 2.1%
Dow Chemicals Co. (The)	26,534	1,673,499
FMC Corp.	21,332	1,558,303

		3,231,802

Communications Equipment — 1.0%
Cisco Systems, Inc.	48,356	1,513,543

Consumer Finance — 2.4%
Capital One Financial Corp.	23,662	1,954,954
SLM Corp.*	153,732	1,767,918

		3,722,872

Containers & Packaging — 0.6%
Sealed Air Corp.	21,620	967,711

Electric Utilities — 2.6%
Exelon Corp.	43,457	1,567,494
PG&E Corp.	37,635	2,497,835

		4,065,329

Electrical Equipment — 1.0%
Eaton Corp. PLC	20,570	1,600,963

Electronic Equipment, Instruments & Components — 1.2%
Flex Ltd.*	110,278	1,798,634

Energy Equipment & Services — 1.1%
Halliburton Co.	40,649	1,736,119

Equity Real Estate Investment Trust (REITs) — 1.0%
American Tower Corp.	12,091	1,599,881

Food & Staples Retailing — 1.1%
Wal-Mart Stores, Inc.	23,202	1,755,927

COMMON STOCKS (continued)	Shares	Value
Food Products — 1.8%
Conagra Foods, Inc.	43,747	$1,564,393
Mondelez International, Inc. (Class A Stock)	26,896	1,161,638

		2,726,031

Health Care Equipment & Supplies — 1.2%
Zimmer Biomet Holdings, Inc.	14,737	1,892,231

Health Care Providers & Services — 2.3%
Cigna Corp.	11,605	1,942,561
Laboratory Corp. of America Holdings*	10,991	1,694,153

		3,636,714

Hotels, Restaurants & Leisure — 2.8%
Carnival Corp.	21,503	1,409,952
Hyatt Hotels Corp. (Class A Stock)*	27,804	1,562,863
McDonald’s Corp.	8,465	1,296,499

		4,269,314

Household Durables — 0.7%
Newell Brands, Inc.	19,534	1,047,413

Household Products — 1.6%
Procter & Gamble Co. (The)	27,678	2,412,138

Industrial Conglomerates — 0.7%
General Electric Co.	38,461	1,038,832

Insurance — 2.8%
Chubb Ltd. (Switzerland)	15,543	2,259,641
MetLife, Inc.	36,995	2,032,505

		4,292,146

Internet & Direct Marketing Retail — 2.8%
Amazon.com, Inc.*	2,614	2,530,352
Netflix, Inc.*	12,168	1,818,021

		4,348,373

Internet Software & Services — 8.9%
Alibaba Group Holding Ltd. (China), ADR*	22,784	3,210,266
Alphabet, Inc. (Class A Stock)*	2,901	2,697,002
Alphabet, Inc. (Class C Stock)*	1,216	1,105,016
eBay, Inc.*	44,789	1,564,032
Facebook, Inc. (Class A Stock)*	17,040	2,572,699
Tencent Holdings Ltd. (China), ADR	75,476	2,714,117

		13,863,132

IT Services — 2.2%
DXC Technology Co.	14,057	1,078,453
Mastercard, Inc. (Class A Stock)	18,655	2,265,650

		3,344,103

Machinery — 1.0%
Parker-Hannifin Corp.	10,107	1,615,301

Media — 4.8%
Charter Communications, Inc. (Class A Stock)*	6,471	2,179,756
Comcast Corp. (Class A Stock)	62,762	2,442,697

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (unaudited)

June 30, 2017

COMMON STOCKS (continued)	Shares	Value
Media (continued)
Liberty Global PLC (Series C) (United Kingdom)*	24,155	$753,153
Twenty-First Century Fox, Inc. (Class A Stock)	37,869	1,073,207
Viacom, Inc. (Class B Stock)	28,547	958,323

		7,407,136

Oil, Gas & Consumable Fuels — 5.4%
Anadarko Petroleum Corp.	16,452	745,934
Chevron Corp.	23,476	2,449,251
Hess Corp.	16,129	707,579
Noble Energy, Inc.	29,340	830,322
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	42,758	2,274,288
Suncor Energy, Inc. (Canada)	48,738	1,423,150

		8,430,524

Pharmaceuticals — 4.9%
Allergan PLC	6,708	1,630,648
Eli Lilly & Co.	19,553	1,609,213
Merck & Co., Inc.	31,978	2,049,470
Pfizer, Inc.	68,681	2,306,995

		7,596,326

Road & Rail — 1.7%
Ryder Systems, Inc.	12,690	913,426
Union Pacific Corp.	15,252	1,661,095

		2,574,521

Semiconductors & Semiconductor Equipment — 4.1%
Broadcom Ltd.	10,181	2,372,682
NVIDIA Corp.	16,503	2,385,674
Texas Instruments, Inc.	20,441	1,572,526

		6,330,882

Software — 8.0%
Activision Blizzard, Inc.	39,309	2,263,019
Adobe Systems, Inc.*	16,495	2,333,053
Microsoft Corp.	56,760	3,912,467
PTC, Inc.*	28,413	1,566,124
salesforce.com, Inc.*	26,816	2,322,266

		12,396,929

Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.	30,611	4,408,596

Textiles, Apparel & Luxury Goods — 2.3%
adidas AG (Germany), ADR	18,069	1,734,082
Coach, Inc.	37,389	1,769,995

		3,504,077

Wireless Telecommunication Services — 1.0%
Vodafone Group PLC (United Kingdom), ADR	53,422	1,534,814

TOTAL COMMON STOCKS (cost $106,720,705)		151,833,715

SHORT-TERM INVESTMENT — 1.7%	Shares	Value
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $2,710,744)(a)	2,710,744	$2,710,744

TOTAL INVESTMENTS — 99.7% (cost $109,431,449)		154,544,459

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%
Receivable for Securities Sold		958,866
Cash		658,974
Interest and Dividends Receivable		173,568
Tax Reclaim Receivable		27,657
Payable Pending Capital Transactions		(122,291)
Payable for Securities Purchased		(1,270,687)

OTHER ASSETS IN EXCESS OF LIABILITIES		426,087

NET ASSETS — 100%		$154,970,546

NET ASSETS, representing:
Equity of Participants —		$154,998,216
Equity of The Prudential Insurance Company of America		(27,670)

		$154,970,546

The following abbreviations are used in the semiannual report:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	PGIM Investments LLC, the manager of the Account, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (unaudited)

June 30, 2017

Fair value measurements:

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$4,186,377	$—	$—
Automobiles	1,507,190	—	—
Banks	16,556,664	—	—
Biotechnology	4,661,356	—	—
Capital Markets	4,259,814	—	—
Chemicals	3,231,802	—	—
Communications Equipment	1,513,543	—	—
Consumer Finance	3,722,872	—	—
Containers & Packaging	967,711	—	—
Electric Utilities	4,065,329	—	—
Electrical Equipment	1,600,963	—	—
Electronic Equipment, Instruments & Components	1,798,634	—	—
Energy Equipment & Services	1,736,119	—	—
Equity Real Estate Investment Trust (REITs)	1,599,881	—	—
Food & Staples Retailing	1,755,927	—	—
Food Products	2,726,031	—	—
Health Care Equipment & Supplies	1,892,231	—	—
Health Care Providers & Services	3,636,714	—	—
Hotels, Restaurants & Leisure	4,269,314	—	—
Household Durables	1,047,413	—	—
Household Products	2,412,138	—	—
Industrial Conglomerates	1,038,832	—	—
Insurance	4,292,146	—	—
Internet & Direct Marketing Retail	4,348,373	—	—
Internet Software & Services	13,863,132	—	—
IT Services	3,344,103	—	—
Machinery	1,615,301	—	—
Media	7,407,136	—	—
Oil, Gas & Consumable Fuels	8,430,524	—	—
Pharmaceuticals	7,596,326	—	—
Road & Rail	2,574,521	—	—
Semiconductors & Semiconductor Equipment	6,330,882	—	—
Software	12,396,929	—	—
Technology Hardware, Storage & Peripherals	4,408,596	—	—
Textiles, Apparel & Luxury Goods	3,504,077	—	—
Wireless Telecommunication Services	1,534,814	—	—
Affiliated Mutual Fund	2,710,744	—	—

Total	$154,544,459	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (unaudited)

June 30, 2017

Industry classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2017 were as follows:

Banks	10.7%
Internet Software & Services	8.9
Software	8.0
Oil, Gas & Consumable Fuels	5.4
Pharmaceuticals	4.9
Media	4.8
Semiconductors & Semiconductor Equipment	4.1
Biotechnology	3.0
Hotels, Restaurants & Leisure	2.8
Insurance	2.8
Internet & Direct Marketing Retail	2.8
Technology Hardware, Storage & Peripherals	2.8
Aerospace & Defense	2.7
Capital Markets	2.7
Electric Utilities	2.6
Consumer Finance	2.4
Health Care Providers & Services	2.3
Textiles, Apparel & Luxury Goods	2.3
IT Services	2.2
Chemicals	2.1
Food Products	1.8

Affiliated Mutual Fund	1.7%
Road & Rail	1.7
Household Products	1.6
Electronic Equipment, Instruments & Components	1.2
Health Care Equipment & Supplies	1.2
Energy Equipment & Services	1.1
Food & Staples Retailing	1.1
Automobiles	1.0
Communications Equipment	1.0
Electrical Equipment	1.0
Equity Real Estate Investment Trust (REITs)	1.0
Machinery	1.0
Wireless Telecommunications Services	1.0
Household Durables	0.7
Industrial Conglomerates	0.7
Containers & Packaging	0.6

99.7
Other assets in excess of liabilities	0.3

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2017

INVESTMENT INCOME
Unaffiliated Dividend Income (net of $13,512 foreign withholding tax)	$1,274,719
Affiliated Dividend Income	11,074
Total Income	1,285,793
EXPENSES
Fees Charged to Participants for Investment Management Services	(192,801)
Fees Charged to Participants for Administrative Expenses:
Standard Contract	(519,731)
0.50% Contract	(4,759)
0.45% Contract	(9,456)
Total Expenses	(726,747)
NET INVESTMENT INCOME	559,046
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on:
Investment Transactions	5,165,954
Foreign Currency Transactions	1,276
5,167,230
Net Change in Unrealized Appreciation (Depreciation) on Investments	8,050,604
NET GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	13,217,834
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,776,880

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
OPERATIONS
Net Investment Income	$559,046	$1,321,716
Net Realized Gain on Investment and Foreign Currency Transactions	5,167,230	4,632,303
Net Change In Unrealized Appreciation (Depreciation) on Investments	8,050,604	2,703,381
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	13,776,880	8,657,400
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	707,269	1,076,649
Withdrawals and Transfers Out	(9,533,529)	(17,277,918)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(8,826,260)	(16,201,269)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	(7,707)	4,298
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,942,913	(7,539,571)
NET ASSETS
Beginning of period	150,027,633	157,567,204
End of period	$154,970,546	$150,027,633

Accumulation Unit Values and Equity of Participants as of June 30, 2017

Standard Contract:
Accumulation Unit Value and Equity of Participants, $141,736,519 / 8,134,649 Accumulation Units	$17.4238

0.50% Contract:
Accumulation Unit Value and Equity of Participants, $3,743,773 / 193,487 Accumulation Units	$19.3490

0.45% Contract:
Accumulation Unit Value and Equity of Participants, $9,517,924 / 490,338 Accumulation Units	$19.4109

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-10

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT* (unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Six Months Ended June 30, 2017						Year Ended December 31, 2016
	Standard Contract		0.50% Contract		0.45% Contract		Standard Contract	0.50% Contract	0.45% Contract
Investment Income	$.1413		$.1567		$.1571		$.2736	$.3019	$.3027
Expenses
Investment management fee	(.0209)		(.0231)		(.0232)		(.0369)	(.0407)	(.0408)
Administrative expenses	(.0624)		(.0231)		(.0185)		(.1103)	(.0407)	(.0327)
Net Investment Income	.0580		.1105		.1154		.1264	.2205	.2292
Capital Changes
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.4380		1.5943		1.5992		.8068	.8955	.8983
Net Increase (Decrease) in Accumulation Unit Value	1.4960		1.7048		1.7146		.9332	1.1160	1.1275
Accumulation Unit Value
Beginning of period	15.9278		17.6442		17.6963		14.9946	16.5282	16.5688
End of period	$17.4238		$19.3490		$19.4109		$15.9278	$17.6442	$17.6963
Total Return**	9.39%		9.66%		9.69%		6.22%	6.75%	6.80%
Ratio of Expenses To Average Net Assets***	1.00	%††	.50	%††	.45	%††	1.00%	.50%	.45%
Ratio of Net Investment Income To Average Net Assets***	.70	%††	1.20	%††	1.25	%††	.85%	1.34%	1.39%
Portfolio Turnover Rate	23	%†††	23	%†††	23	%†††	42%	42%	42%
Number of Accumulation Units Outstanding For Participants at end of period (000’s omitted)	8,135		193		490		8,606	212	522

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
***	These calculations exclude PICA’s equity in VCA-10.
††	Annualized
†††	Not Annualized

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-10

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT* (unaudited)

(For an Accumulation Unit outstanding throughout the year)

	Year Ended December 31, 2015			Year Ended December 31, 2014
	Standard Contract	0.50% Contract	0.45% Contract	Standard Contract	0.50% Contract	0.45% Contract
Investment Income	$.2397	$.2631	$.2637	$.1871	$.2046	$.2049
Expenses
Investment management fee	(.0384)	(.0422)	(.0423)	(.0362)	(.0397)	(.0398)
Administrative expenses	(.1149)	(.0422)	(.0339)	(.1086)	(.0397)	(.0318)
Net Investment Income	.0864	.1787	.1875	.0423	.1252	.1333
Capital Changes
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.3479)	(.3837)	(.3847)	1.4515	1.5879	1.5907
Net Increase (Decrease) in Accumulation Unit Value	(.2615)	(.2050)	(.1972)	1.4938	1.7131	1.7240
Accumulation Unit Value
Beginning of year	15.2561	16.7332	16.7660	13.7623	15.0201	15.0420
End of year	$14.9946	$16.5282	$16.5688	$15.2561	$16.7332	$16.7660
Total Return**	(1.71%)	(1.23%)	(1.18%)	10.85%	11.41%	11.46%
Ratio of Expenses To Average Net Assets***	1.00%	.50%	.45%	1.00%	.50%	.45%
Ratio of Net Investment Income To Average Net Assets***	.57%	1.06%	1.11%	.29%	.78%	.83%
Portfolio Turnover Rate	47%	47%	47%	70%	70%	70%
Number of Accumulation Units Outstanding For Participants at end of year (000’s omitted)	9,595	219	609	10,646	242	657

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles.
***	These calculations exclude PICA’s equity in VCA-10.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-10

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT* (unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Year Ended December 31, 2013			Year Ended December 31, 2012
	Standard Contract	0.50% Contract	0.45% Contract	Standard Contract	0.50% Contract	0.45% Contract
Investment Income	$.1792	$.1950	$.1952	$.1825	$.1975	$.1976
Expenses
Investment management fee	(.0303)	(.0330)	(.0330)	(.0251)	(.0272)	(.0272)
Administrative expenses	(.0906)	(.0330)	(.0264)	(.0752)	(.0272)	(.0218)
Net Investment Income	.0583	.1290	.1358	.0822	.1431	.1486
Capital Changes
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.1834	3.4658	3.4700	1.0786	1.1677	1.1686
Net Increase (Decrease) in Accumulation Unit Value	3.2417	3.5948	3.6058	1.1608	1.3108	1.3172
Accumulation Unit Value
Beginning of year	10.5206	11.4253	11.4362	9.3598	10.1145	10.1190
End of year	$13.7623	$15.0201	$15.0420	$10.5206	$11.4253	$11.4362
Total Return**	30.81%	31.46%	31.53%	12.40%	12.96%	13.02%
Ratio of Expenses To Average Net Assets***	1.00%	.50%	.45%	1.00%	.50%	.45%
Ratio of Net Investment Income To Average Net Assets***	.48%	.98%	1.03%	.82%	1.32%	1.37%
Portfolio Turnover Rate	69%	69%	69%	44%	44%	44%
Number of Accumulation Units Outstanding For Participants at end of year (000’s omitted)	11,720	224	751	13,204	205	891

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
***	These calculations exclude PICA’s equity in VCA-10.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-10 (unaudited)

Note 1:	General

The Prudential Variable Contract Account-10 (“VCA-10” or the “Account”) was established on March 1, 1982 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940 (“1940 Act”), as amended. VCA-10 has been designed for use by employers (“Contract-holders”) in making retirement arrangements on behalf of their employees (“Participants”). The investment objective of the Account is long-term growth of capital. The Account’s investments are composed primarily of common stocks. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

PICA issues standard VCA-10 contracts with annual expenses of 1.00%, as a percentage of net assets, (the “Standard Contracts”), contracts with annual expenses of 0.50%, as a percentage of net assets, (the “0.50% contracts”), and contracts with annual expenses of 0.45%, as a percentage of net asset, (the “0.45% contracts”). The financial statements show separate Accumulation Units Values for each type of contract.

Note 2:	Accounting Policies

The Account follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Account consistently follows such policies in the preparation of its financial statements.

Securities Valuation:    The Account holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members (the “Committee”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Account to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Committee’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Account’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Account’s Statement of Net Assets.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Account securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Committee. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Rights:    The Account may hold rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such rights are held as long positions by the Account until exercised, sold or expired. Rights are valued at fair value in accordance with the Committee Members’ approved fair valuation procedures.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Committee, the Account may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Account has valued the investment. Therefore, the Account may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Account’s subadviser under the guidelines adopted by the Committee Members of the Account. However, the liquidity of the Account’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    The books and records of the Account are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Account are presented at the foreign exchange rates and market values at the close of the period, the Account does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Account does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Account does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Account’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income and realized and unrealized gain (losses) (other than administrative fees) are allocated to the Participants and PICA on a daily basis in proportion to their respective ownership in VCA-10.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes:    The operations of VCA-10 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-10 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-10 has not been reduced by federal income taxes.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Account. PGIM Investments pays for the services of Jennison.

VCA-10 is subject to fees for investment management and administration services. PICA may impose a reduced Administrative Fee where warranted by economies of scale and the expense characteristics of the employer, association or trust to which Prudential has issued a Contract.

Standard contracts have an effective annual rate of up to 1.00% of the current value of the Participant’s equity of which 0.75% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PGIM Investments, for investment management services. The 0.50% contracts have an effective annual rate of up to 0.50% of the current value of the Participant’s equity of which 0.25% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PGIM Investments, is for investment management services. The 0.45% contracts have an effective annual rate of up to 0.45% of the current value of the Participant’s equity of which 0.20% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PGIM Investments, for investment management services.

PICA, PGIM Investments and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual account charge of not more than $30 is deducted from the account of each Participant, if applicable, at the time of withdrawal of the value of all of the Participant’s accounts or at the year ended by cancelling Units.

Note 4:	Other Transactions with Affiliates

The Account may enter into certain securities purchase or sale transactions under Committee approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Committee. For the period ended June 30, 2017 no such transactions were entered into by the Account.

During the six months ended June 30, 2017, the Account invested in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PGIM Investments. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 5:	Purchases and Sales of Portfolio Securities

For the six months ended June 30, 2017, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $34,083,168 and $42,959,470, respectively.

Note 6:	Unit Transactions

The number of Accumulation Units issued and redeemed for the six months ended June 30, 2017 and the year ended December 31, 2016, respectively, are as follows:

Standard Contracts	Units	Amount
Six months ended June 30, 2017:
Account units issued	42,035	$707,269
Account units redeemed	(512,953)	(8,590,515)

Net increase (decrease) in units outstanding	(470,918)	$(7,883,246)

Year ended December 31, 2016:
Account units issued	73,142	$1,076,402
Account units redeemed	(1,062,336)	(15,742,006)

Net increase (decrease) in units outstanding	(989,194)	$(14,665,604)

0.50 % Contracts	Units	Amount
Six months ended June 30, 2017:
Account units issued	—	$—
Account units redeemed	(18,951)	(353,107)

Net increase (decrease) in units outstanding	(18,951)	$(353,107)

Year ended December 31, 2016:
Account units issued	15	$247
Account units redeemed	(6,770)	(109,172)

Net increase (decrease) in units outstanding	(6,755)	$(108,925)

0.45 % Contracts	Units	Amount
Six months ended June 30, 2017:
Account units issued	—	$—
Account units redeemed	(31,233)	(589,907)

Net increase (decrease) in units outstanding	(31,233)	$(589,907)

Year ended December 31, 2016:
Account units issued	—	$—
Account units redeemed	(87,732)	(1,426,740)

Net increase (decrease) in units outstanding	(87,732)	$(1,426,740)

Note 7:	Net Increase (Decrease) In Net Assets Resulting From Surplus Transfers

The increase (decrease) in net assets resulting from surplus transfers represents the net increase to/(reductions from) PICA’s investment in the Account. This increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

Note 8:	Participant Loans

Loans are considered to be withdrawals from the Account from which the loan amount was deducted, though they are not considered a withdrawal from the MEDLEY Program. Withdrawals, transfers and loans from VCA-10 are considered to be withdrawals of contributions until all of the Participant’s contributions to the Account have been withdrawn, transferred or borrowed.

For the six months ended June 30, 2017, $42,602 in participant loans were withdrawn from VCA-10 and $31,346 of principal and interest was repaid to VCA-10. For the year ended December 31, 2016, $85,662 in participant loans were withdrawn from VCA-10 and $80,871 of principal and interest was repaid to VCA-10. Loan repayments are invested in Participant’s account(s) as chosen by the Participant, which may not necessarily be VCA-10. The initial loan proceeds which are being repaid may not necessarily have originated solely from VCA-10. During the six months ended June 30, 2017, PICA has advised the Account that it received $216 in loan origination fees. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

Note 9:	Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures.

The Prudential Series Fund

The following pages represent information on the Prudential Series Fund Portfolios. Returns are at the Portfolio level, not at the Subaccount level.

Each Subaccount of VCA-11 and VCA-24 will invest in the corresponding Portfolio of the Prudential Series Fund (the “Fund”). Of the Portfolios comprising the Fund, eight Portfolios are presently available to The MEDLEY Program. The Conservative Balanced Subaccount in the Conservative Balanced Portfolio, the Diversified Bond Subaccount invests in the Diversified Bond Portfolio, the Equity Subaccount invests in the Equity Portfolio, the Flexible Managed Subaccount in the Flexible Managed Portfolio, the Global Subaccount in the Global Portfolio, the Government Income Subaccount in the Government Income Portfolio, the Government Money Market Subaccount in the Government Money Market Portfolio, and the Stock Index Subaccount in the Stock Index Portfolio.

There is no assurance that the investment objective of the Portfolios will be attained, nor is there any guarantee that the amount available to a Participant will equal or exceed the total contributions made on that Participant’s behalf. The value of the investments held in each account may fluctuate daily and is subject to the risks of both changing economic conditions and the selection of investments necessary to meet the Subaccounts’ or Portfolios’ objectives.

Important Note

This information supplements the financial statements and other information included in this Report to Participants in The MEDLEY Program. It highlights the investment performance of the eight portfolios of the Fund which are available through the Prudential Variable Contract Accounts 11 and 24. The rates of return quoted on the following pages reflect deduction of investment management fees and portfolio expenses, but not product charges. They reflect the reinvestment of dividend and capital gains distributions. They are not an estimate or a guarantee of future performance.

Contract unit values increase or decrease based on the performance of each corresponding Portfolio and when redeemed, may be worth more or less than original cost. Changes in contract values depend not only on the investment performance of each Portfolio but also on the insurance, administrative charges and applicable sales charges, if any, under a contract. These contract charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2017

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
Conservative Balanced (Class I)	Actual	$1,000.00	$1,058.30	0.58%	$2.96
	Hypothetical	$1,000.00	$1,021.92	0.58%	$2.91
Diversified Bond (Class I)	Actual	$1,000.00	$1,044.00	0.44%	$2.23
	Hypothetical	$1,000.00	$1,022.61	0.44%	$2.21
Equity (Class I)	Actual	$1,000.00	$1,114.30	0.47%	$2.46
	Hypothetical	$1,000.00	$1,022.46	0.47%	$2.36
Equity (Class II)	Actual	$1,000.00	$1,112.20	0.87%	$4.56
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36
Flexible Managed (Class I)	Actual	$1,000.00	$1,059.30	0.62%	$3.17
	Hypothetical	$1,000.00	$1,021.72	0.62%	$3.11
Global (Class I)	Actual	$1,000.00	$1,125.10	0.79%	$4.16
	Hypothetical	$1,000.00	$1,020.88	0.79%	$3.96
Government Income (Class I)	Actual	$1,000.00	$1,021.20	0.51%	$2.56
	Hypothetical	$1,000.00	$1,022.27	0.51%	$2.56
Government Money Market (Class I)	Actual	$1,000.00	$1,001.80	0.34%	$1.69
	Hypothetical	$1,000.00	$1,023.11	0.34%	$1.71
Stock Index (Class I)	Actual	$1,000.00	$1,091.90	0.32%	$1.66
	Hypothetical	$1,000.00	$1,023.21	0.32%	$1.61

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2017, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 89.2%
COMMON STOCKS — 49.0%	Shares	Value
Aerospace & Defense — 1.1%
Arconic, Inc.	25,080	$568,062
Boeing Co. (The)	32,550	6,436,762
General Dynamics Corp.	16,300	3,229,030
L3 Technologies, Inc.	4,500	751,860
Lockheed Martin Corp.	14,300	3,969,823
Northrop Grumman Corp.	10,162	2,608,687
Raytheon Co.	16,700	2,696,716
Rockwell Collins, Inc.	9,400	987,752
Singapore Technologies Engineering Ltd. (Singapore)	21,800	58,240
Textron, Inc.	14,900	701,790
Thales SA (France)	379	40,790
TransDigm Group, Inc.(a)	3,000	806,610
United Technologies Corp.	42,800	5,226,308

		28,082,430

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.(a)	8,500	583,780
Deutsche Post AG (Germany)	3,617	135,776
Expeditors International of Washington, Inc.(a)	10,100	570,448
FedEx Corp.	14,150	3,075,220
United Parcel Service, Inc. (Class B Stock)	39,800	4,401,482

		8,766,706

Airlines — 0.3%
Alaska Air Group, Inc.	7,400	664,224
American Airlines Group, Inc.(a)	28,200	1,419,024
Delta Air Lines, Inc.	41,400	2,224,836
Deutsche Lufthansa AG (Germany)	17,892	407,751
International Consolidated Airlines Group SA (United Kingdom)	3,186	25,314
Southwest Airlines Co.	35,700	2,218,398
United Continental Holdings, Inc.*	16,700	1,256,675

		8,216,222

Auto Components — 0.1%
Aisin Seiki Co. Ltd. (Japan)	6,300	323,862
BorgWarner, Inc.	11,800	499,848
Bridgestone Corp. (Japan)	2,300	99,433
Cie Generale des Etablissements Michelin (France)	543	72,270
Continental AG (Germany)	162	35,046
Delphi Automotive PLC	15,700	1,376,105
GKN PLC (United Kingdom)	32,966	140,026
Goodyear Tire & Rubber Co. (The)	13,400	468,464
Koito Manufacturing Co. Ltd. (Japan)	400	20,684
Sumitomo Electric Industries Ltd. (Japan)	2,700	41,770
Valeo SA (France)	495	33,303

		3,110,811

Automobiles — 0.3%
Bayerische Motoren Werke AG (Germany)	1,186	110,307
Daimler AG (Germany)	3,463	251,167
Ferrari NV (Italy)	218	18,759

COMMON STOCKS (continued)	Shares	Value
Automobiles (continued)
Fiat Chrysler Automobiles NV (United Kingdom)*	3,504	$37,018
Ford Motor Co.	222,585	2,490,726
General Motors Co.	77,700	2,714,061
Harley-Davidson, Inc.(a)	10,100	545,602
Honda Motor Co. Ltd. (Japan)	5,800	158,909
Mitsubishi Motors Corp. (Japan)	28,100	185,830
Nissan Motor Co. Ltd. (Japan)	8,600	85,870
Peugeot SA (France)	974	19,411
Suzuki Motor Corp. (Japan)	8,100	385,868
Toyota Motor Corp. (Japan)	3,900	204,998
Volkswagen AG (Germany)	123	19,104

		7,227,630

Banks — 3.3%
Aozora Bank Ltd. (Japan)	2,000	7,636
Banco Santander SA (Spain)	3,911	25,969
Bank Leumi Le-Israel BM (Israel)	5,033	24,453
Bank of America Corp.	574,621	13,940,305
BB&T Corp.	45,900	2,084,319
Bendigo & Adelaide Bank Ltd. (Australia)	24,362	207,383
BNP Paribas SA (France)	3,813	274,509
Citigroup, Inc.	158,885	10,626,229
Citizens Financial Group, Inc.	29,500	1,052,560
Comerica, Inc.	10,200	747,048
Commonwealth Bank of Australia (Australia)	6,277	399,318
Credit Agricole SA (France)	25,515	411,006
Danske Bank A/S (Denmark)	10,319	397,004
DBS Group Holdings Ltd. (Singapore)	3,600	54,183
DNB ASA (Norway)	3,528	60,063
Fifth Third Bancorp	40,921	1,062,309
HSBC Holdings PLC (United Kingdom)	71,230	661,158
Huntington Bancshares, Inc.	61,236	827,911
ING Groep NV (Netherlands)	32,581	562,439
Intesa Sanpaolo SpA, RSP (Italy)	1,867	5,554
JPMorgan Chase & Co.	204,245	18,667,993
KBC Groep NV (Belgium)	4,931	373,864
KeyCorp.	59,500	1,115,030
Lloyds Banking Group PLC (United Kingdom)	470,437	405,414
M&T Bank Corp.	9,000	1,457,550
Mitsubishi UFJ Financial Group, Inc. (Japan)	15,600	105,223
Mizuho Financial Group, Inc. (Japan)	85,500	156,762
National Australia Bank Ltd. (Australia)	5,302	120,612
Natixis SA (France)	52,765	354,197
Nordea Bank AB (Sweden)	6,069	77,297
Oversea-Chinese Banking Corp. Ltd. (Singapore)	11,300	88,517
People’s United Financial, Inc.	16,500	291,390
PNC Financial Services Group, Inc. (The)	27,733	3,463,020

SEE NOTES TO FINANCIAL STATEMENTS.

A1

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Regions Financial Corp.	67,703	$991,172
Resona Holdings, Inc. (Japan)	7,900	43,638
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	8,194	99,202
Societe Generale SA (France)	1,923	103,699
Sumitomo Mitsui Financial Group, Inc. (Japan)	2,700	105,420
SunTrust Banks, Inc.	28,500	1,616,520
Swedbank AB (Sweden) (Class A Stock)	15,471	377,583
U.S. Bancorp	90,785	4,713,557
United Overseas Bank Ltd. (Singapore)	4,700	78,907
Wells Fargo & Co.	257,864	14,288,244
Westpac Banking Corp. (Australia)	12,307	288,155
Zions Bancorporation	11,550	507,160

		83,321,482

Beverages — 1.0%
Anheuser-Busch InBev SA/NV (Belgium)	255	28,164
Asahi Group Holdings Ltd. (Japan)	600	22,596
Brown-Forman Corp. (Class B Stock)(a)	10,200	495,720
Coca-Cola Co. (The)	220,401	9,884,985
Coca-Cola European Partners PLC (United Kingdom)	850	34,440
Coca-Cola HBC AG (Switzerland)*	1,368	40,232
Constellation Brands, Inc. (Class A Stock)	10,100	1,956,673
Diageo PLC (United Kingdom)	10,771	318,304
Dr. Pepper Snapple Group, Inc.	10,700	974,877
Kirin Holdings Co. Ltd. (Japan)	2,900	59,156
Molson Coors Brewing Co. (Class B Stock)	10,800	932,472
Monster Beverage Corp.*	23,400	1,162,512
PepsiCo, Inc.	81,607	9,424,792
Pernod Ricard SA (France)	753	100,832
Treasury Wine Estates Ltd. (Australia)	2,592	26,210

		25,461,965

Biotechnology — 1.4%
AbbVie, Inc.	90,900	6,591,159
Alexion Pharmaceuticals, Inc.*	13,100	1,593,877
Amgen, Inc.	42,437	7,308,924
Biogen, Inc.*	12,360	3,354,009
Celgene Corp.*	44,400	5,766,228
CSL Ltd. (Australia)	1,573	166,942
Gilead Sciences, Inc.	74,600	5,280,188
Incyte Corp.*	10,300	1,296,873
Regeneron Pharmaceuticals, Inc.*	4,440	2,180,662
Vertex Pharmaceuticals, Inc.*	14,500	1,868,615

		35,407,477

Building Products — 0.2%
Allegion PLC	5,733	465,061
Asahi Glass Co. Ltd. (Japan)	800	33,786
Cie de Saint-Gobain (France)	865	46,195

COMMON STOCKS (continued)	Shares	Value
Building Products (continued)
Daikin Industries Ltd. (Japan)	800	$82,074
Fortune Brands Home & Security, Inc.(a)	8,800	574,112
Johnson Controls International PLC	53,322	2,312,042
Masco Corp.	18,400	703,064

		4,216,334

Capital Markets — 1.4%
3i Group PLC (United Kingdom)	1,967	23,127
Affiliated Managers Group, Inc.	3,500	580,510
Ameriprise Financial, Inc.	9,020	1,148,156
Bank of New York Mellon Corp. (The)	59,158	3,018,241
BlackRock, Inc.	7,100	2,999,111
CBOE Holdings, Inc.	4,900	447,860
Charles Schwab Corp. (The)	69,250	2,974,980
CME Group, Inc.	19,600	2,454,704
E*TRADE Financial Corp.*	14,620	555,999
Franklin Resources, Inc.	20,100	900,279
Goldman Sachs Group, Inc. (The)	21,200	4,704,280
Hargreaves Lansdown PLC (United Kingdom)	9,833	166,742
Intercontinental Exchange, Inc.	33,755	2,225,130
Invesco Ltd.	22,500	791,775
Macquarie Group Ltd. (Australia)	5,696	387,349
Moody’s Corp.	9,700	1,180,296
Morgan Stanley	81,980	3,653,029
Nasdaq, Inc.	6,900	493,281
Nomura Holdings, Inc. (Japan)	61,000	367,857
Northern Trust Corp.	12,400	1,205,404
Partners Group Holding AG (Switzerland)	557	345,847
Raymond James Financial, Inc.	7,200	577,584
S&P Global, Inc.	15,100	2,204,449
Schroders PLC (United Kingdom)	595	24,059
State Street Corp.	20,900	1,875,357
T. Rowe Price Group, Inc.(a)	14,200	1,053,782

		36,359,188

Chemicals — 1.1%
Air Products & Chemicals, Inc.	12,700	1,816,862
Albemarle Corp.	6,800	717,672
Asahi Kasei Corp. (Japan)	4,000	43,153
BASF SE (Germany)	3,747	347,756
CF Industries Holdings, Inc.	13,400	374,664
Covestro AG (Germany), 144A	3,885	281,640
Dow Chemical Co. (The)	63,631	4,013,207
E.I. du Pont de Nemours & Co.	49,320	3,980,617
Eastman Chemical Co.	8,600	722,314
Ecolab, Inc.	14,900	1,977,975
EMS-Chemie Holding AG (Switzerland)	506	373,635
FMC Corp.	7,500	547,875
Hitachi Chemical Co. Ltd. (Japan)	400	11,992
International Flavors & Fragrances, Inc.	4,600	621,000
JSR Corp. (Japan)	400	6,924
Kuraray Co. Ltd. (Japan)	1,300	23,672

SEE NOTES TO FINANCIAL STATEMENTS.

A2

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Chemicals (continued)
LyondellBasell Industries NV (Class A Stock)	19,200	$1,620,288
Mitsubishi Chemical Holdings Corp. (Japan)	41,600	346,601
Mitsubishi Gas Chemical Co., Inc. (Japan)	700	14,868
Mitsui Chemicals, Inc. (Japan)	50,000	266,269
Monsanto Co.	24,994	2,958,290
Mosaic Co. (The)	18,700	426,921
PPG Industries, Inc.	15,000	1,649,400
Praxair, Inc.	16,600	2,200,330
Sherwin-Williams Co. (The)	4,750	1,667,060
Shin-Etsu Chemical Co. Ltd. (Japan)	1,400	127,418
Sika AG (Switzerland)	6	38,521
Sumitomo Chemical Co. Ltd. (Japan)	6,000	34,679
Teijin Ltd. (Japan)	14,900	287,527

		27,499,130

Commercial Services & Supplies — 0.2%
Cintas Corp.	4,800	604,992
ISS A/S (Denmark)	7,536	296,023
Republic Services, Inc.	13,465	858,124
Stericycle, Inc.*	4,900	373,968
Waste Management, Inc.	23,542	1,726,806

		3,859,913

Communications Equipment — 0.5%
Cisco Systems, Inc.	285,600	8,939,280
F5 Networks, Inc.*(a)	3,900	495,534
Harris Corp.	7,300	796,284
Juniper Networks, Inc.	20,500	571,540
Motorola Solutions, Inc.	9,589	831,750

		11,634,388

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	685	26,485
Fluor Corp.	7,800	357,084
Hochtief AG (Germany)	916	168,158
Jacobs Engineering Group, Inc.	6,700	364,413
Kajima Corp. (Japan)	13,000	109,871
Obayashi Corp. (Japan)	31,200	367,602
Quanta Services, Inc.*	8,400	276,528
Skanska AB (Sweden) (Class B Stock)	1,229	29,184
Taisei Corp. (Japan)	16,000	146,345
Vinci SA (France)	1,813	154,652

		2,000,322

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	3,700	823,546
Vulcan Materials Co.	7,600	962,768

		1,786,314

Consumer Finance — 0.3%
American Express Co.	43,200	3,639,168
Capital One Financial Corp.	27,361	2,260,566
Discover Financial Services	22,440	1,395,543

COMMON STOCKS (continued)	Shares	Value
Consumer Finance (continued)
Navient Corp.	15,300	$254,745
Synchrony Financial	43,272	1,290,371

		8,840,393

Containers & Packaging — 0.2%
Avery Dennison Corp.	5,400	477,198
Ball Corp.	19,600	827,316
International Paper Co.	22,973	1,300,502
Sealed Air Corp.	10,800	483,408
WestRock Co.	14,544	824,063

		3,912,487

Distributors — 0.1%
Genuine Parts Co.	8,400	779,184
LKQ Corp.*	16,500	543,675

		1,322,859

Diversified Consumer Services — 0.0%
H&R Block, Inc.	11,600	358,556

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc. (Class B Stock)*	108,700	18,410,519
Investor AB (Sweden) (Class B Stock)	1,403	67,690
Leucadia National Corp.	18,600	486,576
ORIX Corp. (Japan)	22,400	348,541

		19,313,326

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	351,638	13,267,302
CenturyLink, Inc.(a)	31,036	741,139
Deutsche Telekom AG (Germany)	593	10,689
HKT Trust & HKT Ltd. (Hong Kong)	4,000	5,246
Level 3 Communications, Inc.*	16,900	1,002,170
Nippon Telegraph & Telephone Corp. (Japan)	9,000	424,837
Orange SA (France)	25,668	408,505
Telecom Italia SpA (Italy)*	345,641	319,778
Telecom Italia SpA, RSP (Italy)	22,010	16,288
Telefonica SA (Spain)	8,048	83,310
Verizon Communications, Inc.	232,476	10,382,378

		26,661,642

Electric Utilities — 1.0%
Alliant Energy Corp.	12,400	498,108
American Electric Power Co., Inc.	27,860	1,935,434
Chubu Electric Power Co., Inc. (Japan)	2,400	31,917
CK Infrastructure Holdings Ltd. (Hong Kong)	2,000	16,801
CLP Holdings Ltd. (Hong Kong)	7,000	74,020
Duke Energy Corp.	39,961	3,340,340
Edison International	19,000	1,485,610
EDP-Energias de Portugal SA (Portugal)	30,232	98,896
Endesa SA (Spain)	6,480	149,485
Enel SpA (Italy)	90,399	484,856
Entergy Corp.	10,500	806,085
Eversource Energy	18,500	1,123,135

SEE NOTES TO FINANCIAL STATEMENTS.

A3

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Electric Utilities (continued)
Exelon Corp.	52,513	$1,894,144
FirstEnergy Corp.	24,206	705,847
Iberdrola SA (Spain)	36,403	288,473
Kansai Electric Power Co., Inc. (The) (Japan)	2,700	37,231
Kyushu Electric Power Co., Inc. (Japan)	1,500	18,231
NextEra Energy, Inc.	26,700	3,741,471
PG&E Corp.	28,700	1,904,819
Pinnacle West Capital Corp.	6,700	570,572
PPL Corp.	37,900	1,465,214
Red Electrica Corp. SA (Spain)	1,526	31,925
Southern Co. (The)	56,500	2,705,220
SSE PLC (United Kingdom)	3,600	68,117
Terna Rete Elettrica Nazionale SpA (Italy)	5,273	28,480
Tohoku Electric Power Co., Inc. (Japan)	1,700	23,560
Xcel Energy, Inc.	28,310	1,298,863

		24,826,854

Electrical Equipment — 0.3%
Acuity Brands, Inc.(a)	2,600	528,528
AMETEK, Inc.	12,900	781,353
Eaton Corp. PLC	25,537	1,987,545
Emerson Electric Co.	36,700	2,188,054
Nidec Corp. (Japan)	500	51,370
Rockwell Automation, Inc.	7,500	1,214,700
Vestas Wind Systems A/S (Denmark)	4,449	410,942

		7,162,492

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	17,900	1,321,378
Corning, Inc.	52,100	1,565,605
FLIR Systems, Inc.	8,100	280,746
Hexagon AB (Sweden) (Class B Stock)	918	43,614
Hitachi High-Technologies Corp. (Japan)	200	7,789
Hitachi Ltd. (Japan)	65,000	400,770
Keyence Corp. (Japan)	200	88,045
Kyocera Corp. (Japan)	6,300	366,161
TDK Corp. (Japan)	1,000	66,102
TE Connectivity Ltd.	20,700	1,628,676

		5,768,886

Energy Equipment & Services — 0.4%
Baker Hughes, a GE Co., LLC	24,798	1,351,739
Halliburton Co.	49,400	2,109,874
Helmerich & Payne, Inc.(a)	6,700	364,078
National Oilwell Varco, Inc.(a)	21,500	708,210
Schlumberger Ltd.	79,524	5,235,860
TechnipFMC PLC (United Kingdom)*	26,700	726,240
Transocean Ltd.*(a)	20,500	168,715

		10,664,716

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 1.4%
Alexandria Real Estate Equities, Inc.	4,700	$566,209
American Tower Corp.	24,400	3,228,608
Apartment Investment & Management Co. (Class A Stock)	8,333	358,069
AvalonBay Communities, Inc.	8,075	1,551,773
Boston Properties, Inc.	9,000	1,107,180
Crown Castle International Corp.	21,000	2,103,780
Digital Realty Trust, Inc.(a)	9,200	1,039,140
Equinix, Inc.	4,554	1,954,395
Equity Residential(a)	21,400	1,408,762
Essex Property Trust, Inc.	3,850	990,489
Extra Space Storage, Inc.(a)	7,300	569,400
Federal Realty Investment Trust	4,100	518,199
GGP, Inc.(a)	31,300	737,428
Goodman Group (Australia)	6,830	41,279
GPT Group (The) (Australia)	7,268	26,732
Hammerson PLC (United Kingdom)	2,760	20,650
HCP, Inc.	25,500	814,980
Host Hotels & Resorts, Inc.(a)	40,182	734,125
Iron Mountain, Inc.	14,402	494,853
Kimco Realty Corp.	23,300	427,555
Land Securities Group PLC (United Kingdom)	21,263	280,729
Macerich Co. (The)(a)	7,300	423,838
Mid-America Apartment Communities, Inc.	6,600	695,508
Mirvac Group (Australia)	7,627	12,472
Nippon Building Fund, Inc. (Japan)	5	25,512
Prologis, Inc.	30,477	1,787,171
Public Storage	8,700	1,814,211
Realty Income Corp.(a)	15,200	838,736
Regency Centers Corp.	8,000	501,120
Simon Property Group, Inc.	18,293	2,959,076
SL Green Realty Corp.	5,900	624,220
Stockland (Australia)	69,507	233,745
UDR, Inc.	14,500	565,065
Ventas, Inc.	20,618	1,432,539
Vornado Realty Trust	10,025	941,347
Welltower, Inc.	21,100	1,579,335
Weyerhaeuser Co.	42,118	1,410,953

		34,819,183

Food & Staples Retailing — 0.9%
Casino Guichard Perrachon SA (France)	3,784	224,105
Costco Wholesale Corp.	25,100	4,014,243
CVS Health Corp.	58,548	4,710,772
ICA Gruppen AB (Sweden)(a)	8,644	322,006
J. Sainsbury PLC (United Kingdom)	87,624	287,414
Koninklijke Ahold Delhaize NV (Netherlands)	4,699	89,691
Kroger Co. (The)	52,092	1,214,785
Sysco Corp.	28,000	1,409,240
Wal-Mart Stores, Inc.	86,300	6,531,184
Walgreens Boots Alliance, Inc.	48,700	3,813,697
Wesfarmers Ltd. (Australia)	3,288	101,385
Whole Foods Market, Inc.	17,500	736,925

SEE NOTES TO FINANCIAL STATEMENTS.

A4

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Food & Staples Retailing (continued)
WM Morrison Supermarkets PLC (United Kingdom)	22,843	$71,747

		23,527,194

Food Products — 0.7%
Archer-Daniels-Midland Co.	32,026	1,325,236
Campbell Soup Co.	10,800	563,220
Conagra Brands, Inc.	24,100	861,816
General Mills, Inc.	32,900	1,822,660
Golden Agri-Resources Ltd. (Singapore)	382,900	104,293
Hershey Co. (The)	8,200	880,434
Hormel Foods Corp.(a)	15,300	521,883
J.M. Smucker Co. (The)	6,700	792,811
Kellogg Co.(a)	14,700	1,021,062
Kraft Heinz Co. (The)	34,017	2,913,216
Marine Harvest ASA (Norway)*	18,519	316,845
McCormick & Co., Inc.	6,900	672,819
Mondelez International, Inc. (Class A Stock)	87,053	3,759,819
Nestle SA (Switzerland)	6,830	595,697
NH Foods Ltd. (Japan)	5,000	152,101
Orkla ASA (Norway)	1,982	20,145
Tate & Lyle PLC (United Kingdom)	31,639	272,678
Tyson Foods, Inc. (Class A Stock)	16,700	1,045,921
WH Group Ltd. (Hong Kong), 144A	384,500	388,257
Wilmar International Ltd. (Singapore)	55,200	134,266

		18,165,179

Gas Utilities — 0.0%
Gas Natural SDG SA (Spain)	2,481	58,077

Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	98,500	4,788,085
Align Technology, Inc.*	3,800	570,456
Baxter International, Inc.	27,600	1,670,904
Becton, Dickinson & Co.	12,978	2,532,137
Boston Scientific Corp.*	77,267	2,141,841
C.R. Bard, Inc.	4,200	1,327,662
Cochlear Ltd. (Australia)	196	23,410
Cooper Cos., Inc. (The)	2,940	703,895
Danaher Corp.	34,800	2,936,772
DENTSPLY SIRONA, Inc.	13,400	868,856
Edwards Lifesciences Corp.*	12,400	1,466,176
Hologic, Inc.*	16,300	739,694
Hoya Corp. (Japan)	1,400	72,886
IDEXX Laboratories, Inc.*	5,300	855,526
Intuitive Surgical, Inc.*	2,100	1,964,277
Medtronic PLC	78,690	6,983,737
Smith & Nephew PLC (United Kingdom)	10,993	189,834
Stryker Corp.(a)	17,700	2,456,406
Varian Medical Systems, Inc.*	5,700	588,183
Zimmer Biomet Holdings, Inc.	11,700	1,502,280

		34,383,017

Health Care Providers & Services — 1.4%
Aetna, Inc.	19,569	2,971,161
Alfresa Holdings Corp. (Japan)	2,300	44,466

COMMON STOCKS (continued)	Shares	Value
Health Care Providers & Services (continued)
AmerisourceBergen Corp.(a)	9,600	$907,488
Anthem, Inc.	15,100	2,840,763
Cardinal Health, Inc.	18,350	1,429,832
Centene Corp.*	10,200	814,776
Cigna Corp.	14,700	2,460,633
DaVita, Inc.*	9,000	582,840
Envision Healthcare Corp.*(a)	7,000	438,690
Express Scripts Holding Co.*	34,449	2,199,224
Fresenius Medical Care AG & Co. KGaA (Germany)	536	51,722
Fresenius SE & Co. KGaA (Germany)	2,957	253,868
HCA Healthcare, Inc.*	16,800	1,464,960
Henry Schein, Inc.*(a)	4,700	860,194
Humana, Inc.	8,600	2,069,332
Laboratory Corp. of America Holdings*	5,900	909,426
McKesson Corp.	12,130	1,995,870
Medipal Holdings Corp. (Japan)	6,300	116,815
Patterson Cos., Inc.(a)	4,500	211,275
Quest Diagnostics, Inc.	8,000	889,280
Ramsay Health Care Ltd. (Australia)	540	30,554
Sonic Healthcare Ltd. (Australia)	6,302	117,336
UnitedHealth Group, Inc.	55,200	10,235,184
Universal Health Services, Inc. (Class B Stock)	5,200	634,816

		34,530,505

Health Care Technology — 0.0%
Cerner Corp.*	17,100	1,136,637

Hotels, Restaurants & Leisure — 0.9%
Aristocrat Leisure Ltd. (Australia)	24,521	425,118
Carnival Corp.	23,900	1,567,123
Carnival PLC	679	44,898
Chipotle Mexican Grill, Inc.*(a)	1,750	728,175
Darden Restaurants, Inc.	6,950	628,558
Galaxy Entertainment Group Ltd. (Hong Kong)	25,000	151,733
Hilton Worldwide Holdings, Inc.(a)	11,100	686,535
InterContinental Hotels Group PLC (United Kingdom)	671	37,263
Marriott International, Inc. (Class A Stock)	18,368	1,842,494
McDonald’s Corp.	46,900	7,183,204
Royal Caribbean Cruises Ltd.	9,600	1,048,608
Sodexo SA (France)	328	42,392
Starbucks Corp.	83,100	4,845,561
TUI AG (Germany)	1,957	28,529
Wyndham Worldwide Corp.	6,020	604,468
Wynn Resorts Ltd.	4,800	643,776
Yum! Brands, Inc.	19,600	1,445,696

		21,954,131

Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	3,601	26,447
D.R. Horton, Inc.	18,700	646,459

SEE NOTES TO FINANCIAL STATEMENTS.

A5

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Household Durables (continued)
Garmin Ltd.(a)	7,000	$357,210
Leggett & Platt, Inc.	7,400	388,722
Lennar Corp. (Class A Stock)	11,700	623,844
Mohawk Industries, Inc.*	3,640	879,752
Newell Brands, Inc.	27,014	1,448,491
Panasonic Corp. (Japan)	7,800	106,277
Persimmon PLC (United Kingdom)	11,972	349,662
PulteGroup, Inc.	14,622	358,678
Sekisui House Ltd. (Japan)	2,300	40,649
Sony Corp. (Japan)	5,700	217,419
Taylor Wimpey PLC (United Kingdom)	135,285	310,676
Whirlpool Corp.	4,326	828,948

		6,583,234

Household Products — 0.8%
Church & Dwight Co., Inc.	14,600	757,448
Clorox Co. (The)	7,500	999,300
Colgate-Palmolive Co.	50,400	3,736,152
Henkel AG & Co. KGaA (Germany)	372	45,062
Kimberly-Clark Corp.	20,300	2,620,933
Procter & Gamble Co. (The)	145,825	12,708,649

		20,867,544

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp.	36,500	405,515
NRG Energy, Inc.	17,500	301,350

		706,865

Industrial Conglomerates — 1.1%
3M Co.	34,100	7,099,279
CK Hutchison Holdings Ltd. (Hong Kong)	32,416	406,806
General Electric Co.	497,530	13,438,285
Honeywell International, Inc.	43,612	5,813,044
Jardine Matheson Holdings Ltd. (Hong Kong)	900	57,780
Jardine Strategic Holdings Ltd. (Hong Kong)	800	33,352
Roper Technologies, Inc.	6,000	1,389,180
Siemens AG (Germany)	4,833	664,800

		28,902,526

Insurance — 1.3%
Aflac, Inc.	23,400	1,817,712
AIA Group Ltd. (Hong Kong)	16,600	121,452
Allianz SE (Germany)	1,629	321,471
Allstate Corp. (The)	21,300	1,883,772
American International Group, Inc.	51,739	3,234,722
Aon PLC	15,300	2,034,135
Arthur J. Gallagher & Co.	9,800	561,050
Assurant, Inc.	3,600	373,284
Aviva PLC (United Kingdom)	14,421	98,920
AXA SA (France)	6,965	190,725
Baloise Holding AG (Switzerland)	181	28,037
Chubb Ltd.	26,586	3,865,073
Cincinnati Financial Corp.	8,437	611,261
Direct Line Insurance Group PLC (United Kingdom)	4,875	22,574

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
Everest Re Group Ltd.	2,000	$509,180
Gjensidige Forsikring ASA (Norway)	14,142	241,403
Hannover Rueck SE (Germany)	213	25,584
Hartford Financial Services Group, Inc. (The)	21,800	1,146,026
Legal & General Group PLC (United Kingdom)	92,653	311,779
Lincoln National Corp.	13,118	886,514
Loews Corp.	15,975	747,790
Marsh & McLennan Cos., Inc.	29,300	2,284,228
MetLife, Inc.	62,000	3,406,280
MS&AD Insurance Group Holdings, Inc. (Japan)	9,700	327,168
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	572	115,746
NN Group NV (Netherlands)	1,140	40,451
Principal Financial Group, Inc.	15,300	980,271
Progressive Corp. (The)	32,400	1,428,516
Prudential PLC (United Kingdom)	9,381	215,330
QBE Insurance Group Ltd. (Australia)	9,392	85,246
Sampo OYJ (Finland) (Class A Stock)	5,026	257,863
SCOR SE (France)	620	24,631
Swiss Life Holding AG (Switzerland)*	982	332,183
Swiss Re AG (Switzerland)	1,143	104,748
Torchmark Corp.	6,225	476,212
Travelers Cos., Inc. (The)	16,335	2,066,868
Unum Group	13,110	611,319
Willis Towers Watson PLC	7,400	1,076,404
XL Group Ltd. (Bermuda)	15,400	674,520

		33,540,448

Internet & Direct Marketing Retail — 1.3%
Amazon.com, Inc.*	22,730	22,002,640
Expedia, Inc.	7,050	1,050,098
Netflix, Inc.*	24,550	3,668,015
Priceline Group, Inc. (The)*	2,880	5,387,098
TripAdvisor, Inc.*(a)	6,150	234,930

		32,342,781

Internet Software & Services — 2.2%
Akamai Technologies, Inc.*	10,400	518,024
Alphabet, Inc. (Class A Stock)*	17,090	15,888,231
Alphabet, Inc. (Class C Stock)*	17,043	15,487,486
eBay, Inc.*	57,400	2,004,408
Facebook, Inc. (Class A Stock)*	135,050	20,389,849
VeriSign, Inc.*(a)	5,100	474,096

		54,762,094

IT Services — 1.8%
Accenture PLC (Class A Stock)	35,900	4,440,112
Alliance Data Systems Corp.	3,240	831,676
Amadeus IT Group SA (Spain)	5,517	329,783
Atos SE (France)	2,440	342,359
Automatic Data Processing, Inc.	25,600	2,622,976

SEE NOTES TO FINANCIAL STATEMENTS.

A6

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
IT Services (continued)
Cognizant Technology Solutions Corp. (Class A Stock)	34,600	$2,297,440
CSRA, Inc.	8,200	260,350
DXC Technology Co.	16,228	1,245,012
Fidelity National Information Services, Inc.	19,200	1,639,680
Fiserv, Inc.*	12,500	1,529,250
Fujitsu Ltd. (Japan)	26,000	192,303
Gartner, Inc.*	4,800	592,848
Global Payments, Inc.	8,900	803,848
International Business Machines Corp.	49,000	7,537,670
Mastercard, Inc. (Class A Stock)	53,800	6,534,010
Paychex, Inc.	18,500	1,053,390
PayPal Holdings, Inc.*	64,000	3,434,880
Total System Services, Inc.	9,096	529,842
Visa, Inc. (Class A Stock)(a)	106,000	9,940,680
Western Union Co. (The)(a)	25,210	480,250

		46,638,359

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	400	13,667
Hasbro, Inc.	6,300	702,513
Mattel, Inc.(a)	19,351	416,627

		1,132,807

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	18,714	1,109,927
Illumina, Inc.*	8,600	1,492,272
Lonza Group AG (Switzerland)*	204	44,190
Mettler-Toledo International, Inc.*	1,550	912,237
PerkinElmer, Inc.	6,600	449,724
QIAGEN NV*	390	12,977
Thermo Fisher Scientific, Inc.	22,300	3,890,681
Waters Corp.*	4,700	864,048

		8,776,056

Machinery — 0.8%
Amada Holdings Co. Ltd. (Japan)	600	6,960
Atlas Copco AB (Sweden) (Class A Stock)	6,761	259,973
Atlas Copco AB (Sweden) (Class B Stock)	1,000	34,565
Caterpillar, Inc.	33,500	3,599,910
Cummins, Inc.	9,000	1,459,980
Deere & Co.	17,100	2,113,389
Dover Corp.	9,300	746,046
Flowserve Corp.(a)	7,200	334,296
Fortive Corp.	17,550	1,111,792
Illinois Tool Works, Inc.	17,800	2,549,850
IMI PLC (United Kingdom)	6,448	100,429
Ingersoll-Rand PLC	15,000	1,370,850
JTEKT Corp. (Japan)	6,900	101,536
PACCAR, Inc.	20,443	1,350,056
Parker-Hannifin Corp.	7,765	1,241,002
Pentair PLC (United Kingdom)	9,577	637,254
Sandvik AB (Sweden)	6,826	107,470
Schindler Holding AG (Switzerland)	71	14,758

COMMON STOCKS (continued)	Shares	Value
Machinery (continued)
SKF AB (Sweden) (Class B Stock)	1,454	$29,525
Snap-on, Inc.	3,600	568,800
Stanley Black & Decker, Inc.	8,897	1,252,075
Volvo AB (Sweden) (Class B Stock)	25,755	439,217
Wartsila OYJ Abp (Finland)	525	31,047
Xylem, Inc.	10,500	582,015

		20,042,795

Marine — 0.0%
A.P. Moeller-Maersk A/S (Denmark) (Class A Stock)	6	11,449

Media — 1.4%
CBS Corp. (Class B Stock)	21,634	1,379,817
Charter Communications, Inc. (Class A Stock)*	12,280	4,136,518
Comcast Corp. (Class A Stock)	270,380	10,523,190
Dentsu, Inc. (Japan)	800	38,378
Discovery Communications, Inc. (Class A Stock)*(a)	8,500	219,555
Discovery Communications, Inc. (Class C Stock)*(a)	12,300	310,083
DISH Network Corp. (Class A Stock)*	12,600	790,776
Eutelsat Communications SA (France)	4,820	122,982
Interpublic Group of Cos., Inc. (The)	21,031	517,363
News Corp. (Class A Stock)	21,475	294,207
News Corp. (Class B Stock)	4,800	67,920
Omnicom Group, Inc.(a)	13,700	1,135,730
Publicis Groupe SA (France)	696	51,875
RTL Group SA (Luxembourg)	287	21,683
Scripps Networks Interactive, Inc. (Class A Stock)(a)	5,400	368,874
Time Warner, Inc.	44,166	4,434,708
Twenty-First Century Fox, Inc. (Class A Stock)	59,600	1,689,064
Twenty-First Century Fox, Inc. (Class B Stock)	27,800	774,786
Viacom, Inc. (Class B Stock)	20,134	675,898
Walt Disney Co. (The)	83,000	8,818,750

		36,372,157

Metals & Mining — 0.1%
Anglo American PLC (United Kingdom)*	2,378	31,770
ArcelorMittal (Luxembourg)*	6,919	156,945
Fortescue Metals Group Ltd. (Australia)	46,449	185,939
Freeport-McMoRan, Inc.*	74,688	897,003
Mitsubishi Materials Corp. (Japan)	200	6,069
Newmont Mining Corp.	29,400	952,266
Nippon Steel & Sumitomo Metal Corp. (Japan)	2,900	65,716
Norsk Hydro ASA (Norway)	28,375	157,028
Nucor Corp.	18,600	1,076,382
Rio Tinto Ltd. (United Kingdom)	1,549	75,279
Rio Tinto PLC (United Kingdom)	2,906	123,075
South32 Ltd. (Australia)	18,712	38,537

SEE NOTES TO FINANCIAL STATEMENTS.

A7

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Metals & Mining (continued)
voestalpine AG (Austria)	423	$19,716

		3,785,725

Multi-Utilities — 0.5%
AGL Energy Ltd. (Australia)	2,131	41,760
Ameren Corp.	14,100	770,847
CenterPoint Energy, Inc.	23,600	646,168
CMS Energy Corp.	16,000	740,000
Consolidated Edison, Inc.	17,800	1,438,596
Dominion Energy, Inc.	35,832	2,745,806
DTE Energy Co.	10,500	1,110,795
National Grid PLC (United Kingdom)	8,177	101,318
NiSource, Inc.	16,400	415,904
Public Service Enterprise Group, Inc.	29,200	1,255,892
SCANA Corp.	8,300	556,183
Sempra Energy	14,619	1,648,292
WEC Energy Group, Inc.(a)	18,013	1,105,638

		12,577,199

Multiline Retail — 0.2%
Dollar General Corp.	14,800	1,066,932
Dollar Tree, Inc.*	13,765	962,449
Kohl’s Corp.(a)	11,100	429,237
Macy’s, Inc.(a)	16,174	375,884
Nordstrom, Inc.(a)	6,100	291,763
Target Corp.	31,400	1,641,906

		4,768,171

Oil, Gas & Consumable Fuels — 2.5%
Anadarko Petroleum Corp.	31,754	1,439,726
Apache Corp.(a)	21,814	1,045,545
BP PLC (United Kingdom)	88,923	513,281
Cabot Oil & Gas Corp.	25,600	642,048
Chesapeake Energy Corp.*(a)	40,100	199,297
Chevron Corp.	108,522	11,322,100
Cimarex Energy Co.	5,800	545,258
Concho Resources, Inc.*	8,600	1,045,158
ConocoPhillips	70,477	3,098,169
Devon Energy Corp.	29,300	936,721
EOG Resources, Inc.	32,900	2,978,108
EQT Corp.(a)	10,300	603,477
Exxon Mobil Corp.	241,899	19,528,506
Galp Energia SGPS SA (Portugal)	1,779	26,959
Hess Corp.(a)	15,100	662,437
JXTG Holdings, Inc. (Japan)	11,200	49,006
Kinder Morgan, Inc.	109,398	2,096,066
Marathon Oil Corp.	45,682	541,332
Marathon Petroleum Corp.	29,782	1,558,492
Murphy Oil Corp.(a)	9,200	235,796
Newfield Exploration Co.*	11,700	332,982
Noble Energy, Inc.	24,700	699,010
Occidental Petroleum Corp.	43,600	2,610,332
OMV AG (Austria)	6,056	314,565
ONEOK, Inc.(a)	12,900	672,864
Phillips 66	25,038	2,070,392
Pioneer Natural Resources Co.	9,650	1,539,947
Range Resources Corp.	10,300	238,651

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Repsol SA (Spain)	22,046	$337,990
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	15,815	420,186
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	13,687	367,449
Tesoro Corp.	8,500	795,600
TOTAL SA (France)	8,459	419,965
Valero Energy Corp.	25,500	1,720,230
Williams Cos., Inc. (The)	47,400	1,435,272

		63,042,917

Paper & Forest Products — 0.0%
Mondi PLC (South Africa)	8,423	220,867
UPM-Kymmene OYJ (Finland)	12,072	344,230

		565,097

Personal Products — 0.1%
Coty, Inc. (Class A Stock)(a)	26,800	502,768
Estee Lauder Cos., Inc. (The) (Class A Stock)	13,000	1,247,740
Kao Corp. (Japan)	1,800	107,025
L’Oreal SA (France)	340	70,895
Unilever NV (United Kingdom), CVA	5,747	317,246
Unilever PLC (United Kingdom)	11,072	599,196

		2,844,870

Pharmaceuticals — 2.6%
Allergan PLC	19,275	4,685,560
Astellas Pharma, Inc. (Japan)	7,500	91,925
AstraZeneca PLC (United Kingdom)	3,927	263,046
Bayer AG (Germany)	5,357	694,323
Bristol-Myers Squibb Co.	95,370	5,314,016
Daiichi Sankyo Co. Ltd. (Japan)	2,100	49,566
Eli Lilly & Co.	55,400	4,559,420
GlaxoSmithKline PLC (United Kingdom)	17,546	373,508
Johnson & Johnson	155,148	20,524,529
Mallinckrodt PLC*	6,500	291,265
Merck & Co., Inc.	157,433	10,089,881
Merck KGaA (Germany)	454	54,934
Mitsubishi Tanabe Pharma Corp. (Japan)	5,200	120,287
Mylan NV*	26,900	1,044,258
Novartis AG (Switzerland)	6,777	566,060
Novo Nordisk A/S (Denmark) (Class B Stock)	4,119	176,982
Orion OYJ (Finland) (Class B Stock)	5,797	370,318
Perrigo Co. PLC(a)	8,600	649,472
Pfizer, Inc.	339,470	11,402,797
Roche Holding AG (Switzerland)	3,425	875,139
Sanofi (France)	7,238	693,546
Shionogi & Co. Ltd. (Japan)	1,100	61,334
Zoetis, Inc.	28,500	1,777,830

		64,729,996

Professional Services — 0.2%
Adecco Group AG (Switzerland)	4,402	335,354
Equifax, Inc.	7,000	961,940

SEE NOTES TO FINANCIAL STATEMENTS.

A8

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Professional Services (continued)
IHS Markit Ltd.*	16,100	$709,044
Nielsen Holdings PLC(a)	18,700	722,942
Randstad Holding NV (Netherlands)	4,962	289,291
RELX PLC (United Kingdom)	5,807	125,530
Robert Half International, Inc.	7,500	359,475
Verisk Analytics, Inc.*	8,700	734,019

		4,237,595

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	18,200	662,480
Cheung Kong Property Holdings Ltd. (Hong Kong)	10,000	78,253
Daiwa House Industry Co. Ltd. (Japan)	2,000	68,451
Henderson Land Development Co. Ltd. (Hong Kong)	4,400	24,534
Kerry Properties Ltd. (Hong Kong)	29,000	98,466
Mitsubishi Estate Co. Ltd. (Japan)	17,000	317,778
Sun Hung Kai Properties Ltd. (Hong Kong)	17,000	249,733
Swiss Prime Site AG (Switzerland)*	254	23,094
Wharf Holdings Ltd. (The) (Hong Kong)	5,000	41,373
Wheelock & Co. Ltd. (Hong Kong)	46,000	346,960

		1,911,122

Road & Rail — 0.5%
CSX Corp.	52,800	2,880,768
JB Hunt Transport Services, Inc.	4,800	438,624
Kansas City Southern	6,200	648,830
Nippon Express Co. Ltd. (Japan)	33,000	207,081
Norfolk Southern Corp.	17,000	2,068,900
Tokyu Corp. (Japan)	4,000	30,566
Union Pacific Corp.	46,900	5,107,879
West Japan Railway Co. (Japan)	600	42,453

		11,425,101

Semiconductors & Semiconductor Equipment — 1.6%
Advanced Micro Devices, Inc.*(a)	40,300	502,944
Analog Devices, Inc.	21,058	1,638,312
Applied Materials, Inc.	62,500	2,581,875
ASM Pacific Technology Ltd. (Hong Kong)	9,200	124,133
Broadcom Ltd.	22,980	5,355,489
Intel Corp.	269,600	9,096,304
KLA-Tencor Corp.	9,200	841,892
Lam Research Corp.	9,550	1,350,657
Microchip Technology, Inc.(a)	12,400	957,032
Micron Technology, Inc.*	58,200	1,737,852
NVIDIA Corp.	33,650	4,864,444
Qorvo, Inc.*	7,707	488,007
QUALCOMM, Inc.	84,200	4,649,524
Rohm Co. Ltd. (Japan)	300	23,130
Skyworks Solutions, Inc.	10,800	1,036,260
STMicroelectronics NV (Switzerland)	3,545	50,976
Texas Instruments, Inc.	57,000	4,385,010
Tokyo Electron Ltd. (Japan)	600	81,116
Xilinx, Inc.	14,400	926,208

		40,691,165

COMMON STOCKS (continued)	Shares	Value
Software — 2.3%
Activision Blizzard, Inc.	39,200	$2,256,744
Adobe Systems, Inc.*	28,300	4,002,752
ANSYS, Inc.*	4,300	523,224
Autodesk, Inc.*	11,400	1,149,348
CA, Inc.	17,264	595,090
Check Point Software Technologies Ltd. (Israel)*	1,700	185,436
Citrix Systems, Inc.*	9,100	724,178
Electronic Arts, Inc.*	18,000	1,902,960
Intuit, Inc.	14,200	1,885,902
Konami Holdings Corp. (Japan)	200	11,133
Microsoft Corp.	441,700	30,446,381
Nexon Co. Ltd. (Japan)*	2,400	47,606
Oracle Corp.	171,300	8,588,982
Red Hat, Inc.*	10,400	995,800
salesforce.com, inc.*	37,400	3,238,840
SAP SE (Germany)	276	28,889
Symantec Corp.	34,278	968,354
Synopsys, Inc.*	8,700	634,491

		58,186,110

Specialty Retail — 1.1%
Advance Auto Parts, Inc.	4,300	501,337
AutoNation, Inc.*(a)	3,574	150,680
AutoZone, Inc.*(a)	1,650	941,259
Bed Bath & Beyond, Inc.(a)	8,500	258,400
Best Buy Co., Inc.(a)	15,825	907,247
CarMax, Inc.*(a)	10,500	662,130
Dixons Carphone PLC (United Kingdom)	46,253	170,983
Foot Locker, Inc.	7,500	369,600
Gap, Inc. (The)(a)	12,200	268,278
Home Depot, Inc. (The)	69,450	10,653,630
Industria de Diseno Textil SA (Spain)	2,233	85,759
L Brands, Inc.	13,806	744,005
Lowe’s Cos., Inc.	49,400	3,829,982
Nitori Holdings Co. Ltd. (Japan)	300	40,159
O’Reilly Automotive, Inc.*	5,400	1,181,196
Ross Stores, Inc.	22,200	1,281,606
Signet Jewelers Ltd.(a)	4,300	271,932
Staples, Inc.	37,049	373,083
Tiffany & Co.	6,100	572,607
TJX Cos., Inc. (The)	37,200	2,684,724
Tractor Supply Co.	7,300	395,733
Ulta Beauty, Inc.*	3,400	976,956

		27,321,286

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	299,690	43,161,354
Brother Industries Ltd. (Japan)	1,100	25,479
Canon, Inc. (Japan)	10,200	346,956
FUJIFILM Holdings Corp. (Japan)	900	32,452
Hewlett Packard Enterprise Co.	94,748	1,571,869
HP, Inc.	97,648	1,706,887
NetApp, Inc.	15,200	608,760
Seagate Technology PLC(a)	16,600	643,250
Western Digital Corp.	16,803	1,488,746
Xerox Corp.	12,090	347,346

		49,933,099

SEE NOTES TO FINANCIAL STATEMENTS.

A9

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Textiles, Apparel & Luxury Goods — 0.4%
adidas AG (Germany)	667	$127,897
Cie Financiere Richemont SA (Switzerland)	962	79,604
Coach, Inc.	16,000	757,440
Hanesbrands, Inc.(a)	21,200	490,992
Hermes International (France)	699	345,290
LVMH Moet Hennessy Louis Vuitton SE (France)	988	247,055
Michael Kors Holdings Ltd.*	9,300	337,125
NIKE, Inc. (Class B Stock)	75,600	4,460,400
PVH Corp.	4,700	538,150
Ralph Lauren Corp.	3,400	250,920
Swatch Group AG (The) (Switzerland)	363	26,518
Under Armour, Inc. (Class A Stock)*(a)	9,600	208,896
Under Armour, Inc. (Class C Stock)*(a)	9,474	190,996
VF Corp.(a)	19,300	1,111,680

		9,172,963

Tobacco — 0.9%
Altria Group, Inc.	111,300	8,288,511
British American Tobacco PLC (United Kingdom)	6,650	453,153
Japan Tobacco, Inc. (Japan)	5,200	182,770
Philip Morris International, Inc.	88,500	10,394,325
Reynolds American, Inc.	47,138	3,065,855
Swedish Match AB (Sweden)	3,109	109,533

		22,494,147

Trading Companies & Distributors — 0.1%
Fastenal Co.(a)	16,900	735,657
ITOCHU Corp. (Japan)	24,400	363,290
Marubeni Corp. (Japan)	25,800	167,149
Mitsubishi Corp. (Japan)	5,300	111,411
Mitsui & Co. Ltd. (Japan)	14,700	210,443
Sumitomo Corp. (Japan)	23,600	307,748
Toyota Tsusho Corp. (Japan)	700	21,046
United Rentals, Inc.*	4,900	552,279
W.W. Grainger, Inc.(a)	3,200	577,696

		3,046,719

Transportation Infrastructure — 0.0%
Abertis Infraestructuras SA (Spain)	2,121	39,316
Aena SA (Spain), 144A	241	47,061
Atlantia SpA (Italy)	757	21,294
Auckland International Airport Ltd. (New Zealand)	3,721	19,443

		127,114

COMMON STOCKS (continued)	Shares	Value
Water Utilities — 0.0%
American Water Works Co., Inc.	10,400	$810,680

Wireless Telecommunication Services — 0.0%
KDDI Corp. (Japan)	6,600	174,554
SoftBank Group Corp. (Japan)	6,200	503,999
Vodafone Group PLC (United Kingdom)	94,634	268,758

		947,311

TOTAL COMMON STOCKS (cost $452,214,017)		1,237,653,948

PREFERRED STOCKS — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	212	17,495
Volkswagen AG (Germany) (PRFC)	2,621	400,374

		417,869

Banks — 0.0%
Citigroup Capital XIII 7.542%, (Capital Security, fixed to floating preferred)	20,000	519,600

Capital Markets — 0.1%
State Street Corp. 5.350%, (Capital Security, fixed to floating preferred)	30,000	822,900

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	355	48,952

TOTAL PREFERRED STOCKS (cost $1,653,774)		1,809,321

	Units
RIGHTS* — 0.0%
Construction & Engineering
ACS Actividades de Construccion y Servicios SA (Spain), expiring 07/13/17 (cost $584)	685	548

	Shares
UNAFFILIATED EXCHANGE TRADED FUNDS — 0.0%
iShares MSCI EAFE ETF (cost $439,837)	7,534	491,217

SEE NOTES TO FINANCIAL STATEMENTS.

A10

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

ASSET-BACKED SECURITIES — 5.0%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles — 1.6%
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A2B	1.839%	(c)	04/08/19	289	$288,653
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.789%	(c)	10/08/19	1,266	1,267,115
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A2B	1.649%	(c)	11/08/19	506	506,666
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class C	2.410%		07/08/22	800	797,352
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	1,475	1,474,300
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	2,800	2,787,430
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	3,200	3,181,949
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 144A	1.740%		02/22/22	1,964	1,961,978
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	2,600	2,604,319
Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 144A^	1.970%		01/20/23	1,700	1,699,912
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 144A	2.310%		08/15/27	4,200	4,222,355
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	2,600	2,581,010
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 144A	2.620%		08/15/28	4,400	4,452,683
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A	1.659%	(c)	05/15/20	1,600	1,604,166
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A	2.009%	(c)	05/17/21	1,700	1,715,130
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%		03/25/20	2,400	2,391,677
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 144A	2.040%		01/15/21	468	468,558
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	5,700	5,698,460

					39,703,713

Collateralized Loan Obligations — 1.7%
ALM Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 144A	2.208%	(c)	04/16/27	1,000	999,500
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1R, 144A	2.602%	(c)	04/28/26	400	400,903
Apidos CLO (Cayman Islands), Series 2014-17A, Class A1R, 144A	2.468%	(c)	04/17/26	420	420,991
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-6A, Class A1, 144A	—%	(c)(p)	07/15/29	500	500,000
Battalion CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1R, 144A	2.293%	(c)	10/22/25	250	250,077
Battalion CLO Ltd. (Cayman Islands), Series 2015-8A, Class A1R, 144A	2.551%	(c)	07/18/30	1,000	1,000,000
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A1R, 144A	2.450%	(c)	07/15/29	1,000	1,000,000
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.308%	(c)	04/17/25	2,200	2,202,314
Canyon Capital CLO Ltd. (Cayman Islands), Series 2015-1A, Class AS, 144A	2.408%	(c)	04/15/29	2,500	2,499,981
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1AR, 144A	2.320%	(c)	07/27/26	750	750,775
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.706%	(c)	04/20/26	1,650	1,652,110
Elevation CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 144A	2.708%	(c)	04/18/27	1,000	1,001,931
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.621%	(c)	05/05/27	250	250,388
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.698%	(c)	04/15/27	250	250,288
KVK CLO Ltd. (Cayman Islands), Series 2014-3A, Class AR, 144A	2.358%	(c)	10/15/26	2,500	2,500,699
Magnetite Ltd. (Cayman Islands), Series 2014-11A, Class A1R, 144A	2.278%	(c)	01/18/27	2,000	2,003,107
Mill Creek CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.906%	(c)	04/20/28	1,250	1,257,350
MP CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	2.336%	(c)	04/20/25	2,100	2,100,295
OZLM Funding Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	2.303%	(c)	07/22/25	1,000	1,000,507
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A	2.472%	(c)	05/21/29	2,000	1,999,997
Regatta Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.566%	(c)	07/25/26	1,250	1,250,012
Shackleton CLO Ltd. (Cayman Islands), Series 2014-5A, Class AR, 144A	2.319%	(c)	05/07/26	2,500	2,501,220
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.856%	(c)	10/20/23	900	900,605
TIAA CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.856%	(c)	07/20/28	1,750	1,757,046
TICP CLO Ltd. (Cayman Islands), Series 2017-7A, Class AS, 144A	—%	(c)(p)	07/15/29	1,000	998,500
Trinitas CLO Ltd. (Cayman Islands), Series 2016-5A, Class A, 144A	2.856%	(c)	10/25/28	2,500	2,510,468
Trinitas CLO Ltd. (Cayman Islands), Series 2017-6A, Class A, 144A	2.655%	(c)	07/25/29	1,000	998,502
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.278%	(c)	07/15/25	2,200	2,201,733
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.298%	(c)	04/15/24	1,500	1,500,563

SEE NOTES TO FINANCIAL STATEMENTS.

A11

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

ASSET-BACKED SECURITIES — 5.0%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations (continued)
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A	2.431%	(c)	04/20/29	1,500	$1,500,046
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1AR, 144A	2.339%	(c)	11/07/25	1,500	1,500,531
Zais CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A	2.572%	(c)	07/15/29	1,250	1,250,313

					42,910,752

Consumer Loans — 0.4%
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	3,334	3,338,042
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050%		04/25/29	2,071	2,083,244
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	4,665	4,707,193

					10,128,479

Credit Cards — 0.6%
American Express Credit Account Master Trust, Series 2017-2, Class A	1.439%	(c)	09/16/24	5,100	5,132,624
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	1.959%	(c)	05/15/20	2,700	2,703,212
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5	1.836%	(c)	04/22/26	2,700	2,714,025
Discover Card Execution Note Trust, Series 2017-A4, Class A4	2.530%		10/15/26	2,800	2,791,270
Discover Card Execution Note Trust, Series 2017-A5, Class A5	1.816%	(c)	12/15/26	1,900	1,910,099

					15,251,230

Equipment — 0.1%
MMAF Equipment Finance LLC, Series 2017-AA, Class A4, 144A	2.410%		08/16/24	2,500	2,505,525

Home Equity Loans — 0.1%
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	2.866%	(c)	03/25/33	181	180,461
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	2.416%	(c)	05/25/33	103	102,287
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	2.266%	(c)	12/27/33	633	617,199
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE1, Class M1	2.116%	(c)	07/25/32	208	208,018
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC4, Class M1	2.491%	(c)	09/25/32	2,383	2,370,247
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	1.981%	(c)	02/25/34	708	680,663

					4,158,875

Other — 0.1%
Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200%		10/20/30	902	901,334
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%		09/20/29	448	443,822

					1,345,156

Residential Mortgage-Backed Securities — 0.4%
Credit Suisse Mortgage Trust, Series 2016-RPL1, Class A1, 144A	4.145%	(c)	12/26/46	3,750	3,765,301
Credit Suisse Mortgage Trust, Series 2017-6R, Class A1, 144A^	2.722%	(c)	03/06/47	2,125	2,125,000
Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB6, Class A3	3.721%	(c)	07/25/35	352	350,003
CWABS, Inc., Asset-Backed Certificates, Series 2004-1, Class M1	1.966%	(c)	03/25/34	1,382	1,378,844
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.678%	(c)	07/25/34	324	321,737
Fremont Home Loan Trust, Series 2004-2, Class M1	2.071%	(c)	07/25/34	506	475,497
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	2.011%	(c)	06/25/34	366	355,837
VOLT LVII LLC, Series 2017-NPL4, Class A1, 144A	3.375%		04/25/47	486	486,073
VOLT LX LLC, Series 2017-NPL7, Class A1, 144A	3.250%		04/25/59	570	569,491

					9,827,783

TOTAL ASSET-BACKED SECURITIES (cost $124,997,281)					125,831,513

BANK LOANS(c) — 0.1%
Technology
Dell International LLC	3.299%		12/31/18	500	500,382
First Data Corp.	3.656%		04/26/24	940	939,579

TOTAL BANK LOANS (cost $1,399,500)					1,439,961

SEE NOTES TO FINANCIAL STATEMENTS.

A12

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.5%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Assurant Commercial Mortgage Trust, Series 2016-1A, Class AS, 144A	3.172%		05/15/49	3,100	$3,081,434
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A3	3.014%		05/10/58	2,500	2,465,537
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	900	906,803
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	2,090	2,171,173
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A3	2.944%		05/10/49	2,700	2,673,626
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A3	3.442%		04/14/50	4,000	4,088,230
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000	994,920
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	1,324	1,339,937
Commercial Mortgage Trust, Series 2014-CR15, Class A2	2.928%		02/10/47	2,000	2,028,088
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	2,100	2,169,676
Commercial Mortgage Trust, Series 2014-LC17, Class A4	3.648%		10/10/47	5,000	5,203,485
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	1,700	1,729,928
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A3	3.544%		11/15/48	2,500	2,567,599
CSAIL Commercial Mortgage Trust, Series 2017-C8, Class A3	3.127%		06/15/50	3,800	3,790,664
Fannie Mae-Aces, Series 2014-M2, Class A2	3.513%	(c)	12/25/23	1,925	2,035,521
Fannie Mae-Aces, Series 2015-M8, Class AB2	2.829%	(c)	01/25/25	4,100	4,157,179
Fannie Mae-Aces, Series 2015-M17, Class A2	3.038%	(c)	11/25/25	3,000	3,050,782
Fannie Mae-Aces, Series 2016-M7, Class AB2	2.385%		09/25/26	1,800	1,734,118
Fannie Mae-Aces, Series 2017-M1, Class A2	2.497%	(c)	10/25/26	1,600	1,543,619
Fannie Mae-Aces, Series 2017-M4, Class A2	2.684%	(c)	12/25/26	8,600	8,399,341
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.570%	(c)	05/25/22	20,046	1,153,801
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.606%	(c)	06/25/22	5,544	334,699
FHLMC Multifamily Structured Pass-Through Certificates, Series K045, Class A2	3.023%		01/25/25	4,965	5,095,573
FHLMC Multifamily Structured Pass-Through Certificates, Series K048, Class A2	3.284%	(c)	06/25/25	3,650	3,808,954
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1,IO	1.502%	(c)	03/25/26	4,655	451,654
FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class AM	3.327%	(c)	03/25/27	4,200	4,322,949
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.872%	(c)	05/25/19	15,496	395,605
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.810%	(c)	07/25/19	16,424	428,487
FHLMC Multifamily Structured Pass-Through Certificates, Series KS03, Class A4	3.161%	(c)	05/25/25	1,900	1,963,805
GS Mortgage Securities Trust, Series 2015-GC28, Class A4	3.136%		02/10/48	3,000	3,015,916
GS Mortgage Securities Trust, Series 2015-GC34, Class A3	3.244%		10/10/48	4,800	4,842,107
GS Mortgage Securities Trust, Series 2016-GS4, Class A3	3.178%		11/10/49	4,000	4,015,054
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1	3.408%		11/15/47	1,100	1,129,513
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920%		02/15/48	5,000	4,965,644
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3	3.109%		07/15/50	5,581	5,612,239
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A	2.881%		06/15/49	2,500	2,466,813
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	728	736,189
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	1,500	1,502,792
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	3,200	3,238,703
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%		12/15/46	1,165	1,181,902
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,100	1,110,424
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(c)	07/15/40	1,990	1,992,595

SEE NOTES TO FINANCIAL STATEMENTS.

A13

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	1,200	$1,212,867
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class A3	3.540%		12/15/48	5,000	5,150,954
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3	2.531%		08/15/49	6,300	6,003,395
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	1,400	1,410,388
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	3,200	3,233,481
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	1,500	1,518,707
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%	(c)	05/15/46	2,527	2,526,999
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class XB, IO	1.484%	(c)	08/15/49	9,000	940,388
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3	2.642%		11/15/49	4,500	4,335,742
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4	3.190%		07/15/50	3,300	3,310,956

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $140,729,857)					139,540,955

CORPORATE BONDS — 11.2%
Agriculture — 0.2%
Altria Group, Inc., Gtd. Notes	4.000%		01/31/24	1,585	1,691,033
Bunge Ltd. Finance Corp., Gtd. Notes	8.500%		06/15/19	690	771,713
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18	1,680	1,681,663
Reynolds American, Inc., Gtd. Notes	8.125%		06/23/19	290	323,441

					4,467,850

Airlines — 0.2%
American Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2015-1, Class A	3.375%		11/01/28	2,382	2,393,751
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 1998-1, Class A(g)	6.648%		03/15/19	9	8,712
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2001-1, Class A-1(g)	6.703%		12/15/22	22	24,062
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2009-2, Class A	7.250%		05/10/21	472	522,601
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%		07/12/22	478	505,755
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2012-2, Class A	4.000%		04/29/26	333	350,939
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%		03/13/20	1,300	1,316,998
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1, Class A	6.821%		02/10/24	251	288,488
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A	4.950%		11/23/20	283	294,258
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%		10/15/20	550	577,749

					6,283,313

Auto Manufacturers — 0.4%
Ford Motor Co., Sr. Unsec’d. Notes	4.750%		01/15/43	1,090	1,052,144
Ford Motor Co., Sr. Unsec’d. Notes(a)	5.291%		12/08/46	1,825	1,873,034
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	1,065	1,182,948
General Motors Co., Sr. Unsec’d. Notes	6.600%		04/01/36	585	677,793
General Motors Financial Co., Inc., Gtd. Notes	3.950%		04/13/24	1,700	1,724,143
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.850%		01/15/21	2,300	2,326,984

					8,837,046

Auto Parts & Equipment — 0.1%
Magna International, Inc. (Canada), Sr. Unsec’d. Notes	3.625%		06/15/24	1,690	1,735,246

Banks — 3.0%
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.625%		04/28/21	2,086	2,132,153
Bank of America Corp., Jr. Sub. Notes	6.300%	(c)	12/31/49	275	308,344
Bank of America Corp., Jr. Sub. Notes	8.000%	(c)	12/29/49	2,100	2,157,750
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	1,330	1,339,149

SEE NOTES TO FINANCIAL STATEMENTS.

A14

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Banks (continued)
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	1,520	$1,549,941
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.500%		04/19/26	4,770	4,786,247
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.000%		04/01/24	745	780,662
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.443%	(c)	01/20/48	270	285,574
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	105	108,297
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	1,700	1,729,605
Bank of America NA, Sub. Notes	6.000%		10/15/36	805	1,016,195
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%		01/10/23	320	328,339
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.337%		01/10/28	450	462,606
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26	1,205	1,252,135
Citigroup, Inc., Jr. Sub. Notes	5.950%	(c)	12/31/49	1,590	1,673,030
Citigroup, Inc., Jr. Sub. Notes(a)	6.125%	(c)	12/31/49	945	1,015,875
Citigroup, Inc., Jr. Sub. Notes	6.250%	(c)	12/31/49	640	710,000
Citigroup, Inc., Sr. Unsec’d. Notes	2.750%		04/25/22	1,120	1,118,227
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%		01/12/26	1,610	1,628,336
Citigroup, Inc., Sr. Unsec’d. Notes	4.281%	(c)	04/24/48	630	644,569
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	850	1,305,035
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	1,485	1,544,427
Citigroup, Inc., Sub. Notes	4.750%		05/18/46	440	461,866
Compass Bank, Sr. Unsec’d. Notes	1.850%		09/29/17	1,050	1,050,254
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	4.282%		01/09/28	980	1,013,007
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%		05/12/21	1,240	1,255,903
Dexia Credit Local SA (France), Gov’t. Liq. Gtd. Notes, 144A	1.875%		09/15/21	1,000	975,832
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	595	611,142
Discover Bank, Sub. Notes	7.000%		04/15/20	485	538,324
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.300%	(c)	12/31/49	560	588,000
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	(c)	12/31/49	1,800	1,891,440
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/25/26	1,165	1,186,264
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%		01/26/27	2,625	2,670,433
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	2,305	2,526,395
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	1,250	1,407,342
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	220	287,384
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	1,100	1,427,845
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22	1,230	1,339,573
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21	920	1,000,227
JPMorgan Chase & Co., Jr. Sub. Notes	6.100%	(c)	12/31/49	1,175	1,274,875
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(c)	04/29/49	2,000	2,079,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	1,660	1,762,726
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	3,525	3,636,894
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45	195	217,535
Lloyds Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.800%		01/13/20	1,770	1,925,594
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900%		02/06/25	2,385	2,363,430
Morgan Stanley, Jr. Sub. Notes	5.450%	(c)	12/31/49	640	662,720
Morgan Stanley, Sr. Unsec’d. Notes	4.375%		01/22/47	1,800	1,877,767
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23	605	629,087
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21	840	931,438
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	6.625%		04/01/18	100	103,551
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%		07/24/42	640	850,753
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26	3,050	3,170,896
National City Corp., Sub. Notes	6.875%		05/15/19	2,687	2,923,733
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN (original cost $1,585,580; purchased 09/09/15)(f)(g)	1.875%		09/17/18	1,590	1,592,372
PNC Bank NA, Sr. Unsec’d. Notes	1.950%		03/04/19	455	455,826
PNC Bank NA, Sub. Notes	3.800%		07/25/23	480	504,188
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%		01/10/19	925	932,982

					76,003,094

SEE NOTES TO FINANCIAL STATEMENTS.

A15

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%		02/01/36	2,005	$2,206,789

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	4.663%		06/15/51	1,527	1,617,326
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.150%		03/01/47	30	30,140
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%		12/01/41	110	133,341

					1,780,807

Building Materials — 0.0%
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(g)	5.375%		11/15/24	1,135	1,196,006

Chemicals — 0.2%
Celanese US Holdings LLC, Gtd. Notes	5.875%		06/15/21	1,160	1,301,227
CF Industries, Inc., Gtd. Notes	5.375%		03/15/44	445	397,163
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%		10/01/44	5	5,322
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%		05/15/39	30	50,422
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%		02/26/55	955	935,477
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%		04/15/19	201	210,134
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	5.450%		11/15/33	265	279,582
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%		11/15/43	295	301,181
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%		06/01/25	500	611,725
Westlake Chemical Corp., Gtd. Notes	4.625%		02/15/21	750	776,250

					4,868,483

Commercial Services — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A	4.200%		11/01/46	875	823,637
ERAC USA Finance LLC, Gtd. Notes, 144A(g)	6.375%		10/15/17	1,198	1,213,497
ERAC USA Finance LLC, Gtd. Notes, 144A(g)	7.000%		10/15/37	390	506,261
United Rentals North America, Inc., Gtd. Notes	5.875%		09/15/26	400	426,000

					2,969,395

Computers — 0.4%
Apple, Inc., Sr. Unsec’d. Notes	2.850%		05/11/24	4,410	4,431,367
Apple, Inc., Sr. Unsec’d. Notes	3.200%		05/13/25	2,400	2,451,137
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480%		06/01/19	825	844,285
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	4.420%		06/15/21	700	737,953
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%	(c)	10/05/17	1,039	1,041,595
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	(c)	10/05/18	545	549,663
Seagate HDD Cayman, Gtd. Notes	3.750%		11/15/18	455	465,920

					10,521,920

Diversified Financial Services — 0.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%		05/15/19	600	616,279
Bear Stearns Cos. LLC (The), Gtd. Notes	6.400%		10/02/17	270	273,112
Bear Stearns Cos. LLC (The), Gtd. Notes	7.250%		02/01/18	1,135	1,170,600
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%		07/24/24	1,300	1,331,963
Discover Financial Services, Sr. Unsec’d. Notes	3.850%		11/21/22	900	921,703
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418%		11/15/35	922	1,003,494
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	465	525,497
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	5.250%		02/06/12	1,850	115,625
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	6.875%		05/02/18	700	44,520
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%		06/15/18	295	310,635
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	1.875%		07/15/18	55	55,252
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	2.450%		07/15/24	285	285,992
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	3.250%		06/15/25	540	562,414
Synchrony Financial, Sr. Unsec’d. Notes	2.700%		02/03/20	2,175	2,186,029

					9,403,115

SEE NOTES TO FINANCIAL STATEMENTS.

A16

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Electric — 0.8%
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350%		10/01/36	530	$692,472
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.125%		04/01/36	340	436,802
Black Hills Corp., Sr. Unsec’d. Notes	2.500%		01/11/19	950	955,080
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge.	6.950%		03/15/33	300	413,438
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.750%		02/23/27	355	365,206
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%		01/15/24	490	517,563
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	5.500%		12/01/39	145	177,891
Dominion Energy, Inc., Jr. Sub. Notes	4.104%		04/01/21	2,470	2,592,463
Duke Energy Carolinas LLC, First Mortgage	6.050%		04/15/38	530	694,197
Dynegy, Inc., Gtd. Notes	6.750%		11/01/19	345	355,781
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%		05/15/35	845	1,001,893
Eversource Energy, Sr. Unsec’d. Notes	4.500%		11/15/19	605	638,121
Exelon Corp., Jr. Sub. Notes	3.497%	(c)	06/01/22	2,397	2,448,873
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%		10/01/39	1,375	1,500,330
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%		07/15/44	265	302,697
Florida Power & Light Co., First Mortgage	5.950%		10/01/33	380	481,918
Iberdrola International BV (Spain), Gtd. Notes	6.750%		09/15/33	140	169,550
Monongahela Power Co., First Mortgage, 144A	4.100%		04/15/24	1,560	1,657,333
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	4.881%		08/15/19	545	576,718
NRG Energy, Inc., Gtd. Notes	7.250%		05/15/26	685	708,975
PSEG Power LLC, Gtd. Notes	3.000%		06/15/21	1,260	1,279,362
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%		05/15/18	135	142,056
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.000%		05/15/27	675	676,364
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800%		05/01/37	515	657,850
Southern California Edison Co., First Mortgage	3.600%		02/01/45	690	671,189
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750%		05/07/19	500	504,601
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%		09/15/41	480	512,551

					21,131,274

Entertainment — 0.0%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%		11/01/20	800	853,000

Food — 0.1%
Kraft Heinz Foods Co., Gtd. Notes	3.000%		06/01/26	1,510	1,445,147
Kraft Heinz Foods Co., Gtd. Notes	4.375%		06/01/46	360	352,560
Kroger Co. (The), Sr. Unsec’d. Notes	4.450%		02/01/47	240	231,338

					2,029,045

Forest Products & Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A(g)	5.400%		11/01/20	275	300,842
International Paper Co., Sr. Unsec’d. Notes	6.000%		11/15/41	1,270	1,548,761
International Paper Co., Sr. Unsec’d. Notes	7.950%		06/15/18	304	321,416

					2,171,019

Gas — 0.1%
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%		11/01/43	45	47,547
NiSource Finance Corp., Gtd. Notes	3.490%		05/15/27	2,355	2,371,205

					2,418,752

Healthcare-Products — 0.4%
Abbott Laboratories, Sr. Unsec’d. Notes	2.000%		09/15/18	3,700	3,707,237
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.700%		06/06/27	3,370	3,380,653
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734%		12/15/24	372	378,096
Medtronic, Inc., Gtd. Notes	3.500%		03/15/25	1,425	1,482,373
Medtronic, Inc., Gtd. Notes	4.375%		03/15/35	997	1,088,989

					10,037,348

SEE NOTES TO FINANCIAL STATEMENTS.

A17

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Healthcare-Services — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	6.625%		06/15/36	480	$647,601
Aetna, Inc., Sr. Unsec’d. Notes	6.750%		12/15/37	1,050	1,452,360
Anthem, Inc., Sr. Unsec’d. Notes	4.625%		05/15/42	330	356,262
Anthem, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43	260	280,210
Cigna Corp., Sr. Unsec’d. Notes	5.875%		03/15/41	540	678,898
Cigna Corp., Sr. Unsec’d. Notes	6.150%		11/15/36	640	811,010
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%		10/15/20	435	451,313
HCA, Inc., Sr. Sec’d. Notes	5.250%		04/15/25	350	376,250
HCA, Inc., Sr. Sec’d. Notes	5.250%		06/15/26	700	754,950
Kaiser Foundation Hospitals, Gtd. Notes	4.150%		05/01/47	670	694,219
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%		02/01/22	160	163,290
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024%		08/01/45	340	346,346
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42	440	445,944
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37	410	565,075

					8,023,728

Home Builders — 0.0%
D.R. Horton, Inc., Gtd. Notes	3.625%		02/15/18	375	377,330

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%		04/01/26	2,010	2,134,192

Insurance — 0.7%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	480	520,037
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44	1,910	1,942,239
AXIS Specialty Finance LLC, Gtd. Notes	5.875%		06/01/20	990	1,080,601
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125%		03/15/26	1,350	1,365,187
Chubb Corp. (The), Gtd. Notes	3.408%	(c)	03/29/67	1,260	1,250,550
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%		04/15/22	635	704,886
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	215	278,358
Liberty Mutual Group, Inc., Gtd. Notes, 144A	7.000%		03/15/34	910	1,161,532
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	701	860,955
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	165	177,185
New York Life Insurance Co., Sub. Notes, 144A	6.750%		11/15/39	650	913,008
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	350	455,280
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20	640	700,131
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%		06/15/39	695	1,132,869
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	105	114,402
Progressive Corp. (The), Sr. Unsec’d. Notes	3.700%		01/26/45	570	554,454
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.270%		05/15/47	1,430	1,463,904
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	122	167,055
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	4.000%		05/30/47	660	675,162
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	315	344,635
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%		08/15/19	575	620,551

					16,482,981

Lodging — 0.2%
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%		03/01/19	490	497,492
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	805	823,169
Marriott International, Inc., Sr. Unsec’d. Notes	6.750%		05/15/18	2,700	2,813,808
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%		03/01/18	405	406,773

					4,541,242

Machinery-Diversified — 0.0%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	1,060	1,146,674

Media — 0.5%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	250	312,338
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	35	46,203
21st Century Fox America, Inc., Gtd. Notes	7.625%		11/30/28	1,265	1,656,101
AMC Networks, Inc., Gtd. Notes	5.000%		04/01/24	1,225	1,254,094

SEE NOTES TO FINANCIAL STATEMENTS.

A18

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Media (continued)
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%		09/15/17	374	$378,675
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375%		05/01/25	720	766,800
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%		10/23/35	630	746,772
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%		10/23/45	1,000	1,200,213
Comcast Cable Holdings LLC, Gtd. Notes	9.875%		06/15/22	1,440	1,819,620
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	5.000%		05/13/45	500	480,989
Historic TW, Inc., Gtd. Notes	9.150%		02/01/23	625	801,699
Myriad International Holdings BV (South Africa), Gtd. Notes	6.375%		07/28/17	750	750,372
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500%		09/01/41	270	290,160
Time Warner, Inc., Gtd. Notes	3.800%		02/15/27	585	588,955
Time Warner, Inc., Gtd. Notes	6.200%		03/15/40	175	209,010
Time Warner, Inc., Gtd. Notes	6.250%		03/29/41	495	604,728
Viacom, Inc., Sr. Unsec’d. Notes	5.250%		04/01/44	340	340,483
Videotron Ltd. (Canada), Gtd. Notes	5.000%		07/15/22	850	898,875

					13,146,087

Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%		09/30/43	180	208,294
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.250%	(c)	10/19/75	315	343,350
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%		04/23/45	400	427,636
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%		04/16/40	300	345,536

					1,324,816

Miscellaneous Manufacturing — 0.0%
Actuant Corp., Gtd. Notes	5.625%		06/15/22	1,040	1,073,800

Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%		05/10/19	1,065	1,067,980
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%		09/27/21	1,195	1,188,045
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400%		10/26/22	855	836,341
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%		02/11/20	800	845,563

					3,937,929

Oil & Gas — 0.7%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.677%	(s)	10/10/36	1,000	412,285
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	1,040	1,224,176
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.600%		03/15/46	195	240,831
ConocoPhillips Co., Gtd. Notes	4.950%		03/15/26	1,280	1,425,560
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%		06/15/45	85	85,870
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%		07/15/41	225	233,680
Devon Financing Co. LLC, Gtd. Notes	7.875%		09/30/31	1,350	1,751,856
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%		04/01/35	830	804,946
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.950%		07/19/22	255	263,770
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%		03/07/22	440	485,387
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%		03/15/25	1,555	1,630,631
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	3.875%		04/19/22	400	395,840
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21	890	845,322
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050%		11/15/44	925	949,993
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%		01/21/21	795	833,955
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%		06/02/41	955	948,315
Petroleos Mexicanos (Mexico), Gtd. Notes	8.625%	(c)	12/01/23	350	411,250
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	5.375%		03/13/22	330	347,407
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	6.875%		08/04/26	1,000	1,108,000
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18	1,450	1,508,078
Raizen Fuels Finance SA (Brazil), Gtd. Notes, 144A	5.300%		01/20/27	240	243,300
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%		04/28/20	1,000	1,004,709

					17,155,161

SEE NOTES TO FINANCIAL STATEMENTS.

A19

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Oil & Gas Services — 0.1%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%	12/21/25	2,170	$2,274,796

Packaging & Containers — 0.0%
Ball Corp., Gtd. Notes	4.375%	12/15/20	465	488,250
WestRock RKT Co., Gtd. Notes	4.900%	03/01/22	675	735,631

				1,223,881

Pharmaceuticals — 0.3%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	950	969,061
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35	1,595	1,682,143
Actavis, Inc., Gtd. Notes	6.125%	08/15/19	440	475,152
Allergan Funding SCS, Gtd. Notes	3.800%	03/15/25	380	393,053
Allergan Funding SCS, Gtd. Notes	4.550%	03/15/35	1,625	1,734,408
Allergan Funding SCS, Gtd. Notes	4.750%	03/15/45	144	155,443
Eli Lilly & Co., Sr. Unsec’d. Notes	3.100%	05/15/27	815	823,011
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	3.150%	10/01/26	460	436,852
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	4.100%	10/01/46	145	133,557

				6,802,680

Pipelines — 0.2%
DCP Midstream Operating LP, Gtd. Notes, 144A	5.350%	03/15/20	473	491,920
Energy Transfer LP, Sr. Unsec’d. Notes	4.650%	06/01/21	610	643,474
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.900%	03/15/35	200	194,480
Enterprise Products Operating LLC, Gtd. Notes	3.700%	02/15/26	215	218,978
Enterprise Products Operating LLC, Gtd. Notes	3.750%	02/15/25	1,055	1,086,441
Kinder Morgan Energy Partners LP, Gtd. Notes	5.950%	02/15/18	530	543,094
MPLX LP, Sr. Unsec’d. Notes	4.000%	02/15/25	1,140	1,147,759
MPLX LP, Sr. Unsec’d. Notes	5.200%	03/01/47	25	25,747
ONEOK Partners LP, Gtd. Notes	6.650%	10/01/36	130	156,453
Williams Partners LP, Sr. Unsec’d. Notes	4.900%	01/15/45	1,100	1,101,444

				5,609,790

Real Estate — 0.0%
Prologis LP, Gtd. Notes	6.875%	03/15/20	68	75,440

Real Estate Investment Trusts (REITs) — 0.0%
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	550	552,285
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	190	196,338

				748,623

Retail — 0.3%
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	590	676,373
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	170	195,912
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%	03/15/45	565	618,799
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	1,000	1,070,000
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	6.500%	03/15/29	116	151,232
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	3.875%	01/15/22	300	297,557
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26	1,925	1,993,570
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%	12/01/25	1,020	1,044,225
Target Corp., Sr. Unsec’d. Notes	3.500%	07/01/24	265	274,480

				6,322,148

Savings & Loans — 0.0%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22	1,195	1,220,128

Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875%	01/15/27	1,555	1,596,830
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	03/15/23	1,200	1,263,000

				2,859,830

SEE NOTES TO FINANCIAL STATEMENTS.

A20

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Software — 0.2%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%		10/15/18	1,225	$1,239,452
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%		10/15/20	1,640	1,717,971
Microsoft Corp., Sr. Unsec’d. Notes	4.000%		02/12/55	360	364,548
Oracle Corp., Sr. Unsec’d. Notes	4.300%		07/08/34	700	759,508

					4,081,479

Telecommunications — 0.4%
AT&T Corp., Gtd. Notes	8.250%	(c)	11/15/31	10	13,890
AT&T, Inc., Sr. Unsec’d. Notes	3.400%		05/15/25	3,130	3,077,072
AT&T, Inc., Sr. Unsec’d. Notes	4.500%		05/15/35	350	344,327
AT&T, Inc., Sr. Unsec’d. Notes	4.500%		03/09/48	12	11,228
AT&T, Inc., Sr. Unsec’d. Notes	4.550%		03/09/49	1,174	1,109,402
AT&T, Inc., Sr. Unsec’d. Notes	4.750%		05/15/46	560	549,138
AT&T, Inc., Sr. Unsec’d. Notes	4.800%		06/15/44	305	302,269
AT&T, Inc., Sr. Unsec’d. Notes	5.150%		03/15/42	520	531,020
AT&T, Inc., Sr. Unsec’d. Notes	5.350%		09/01/40	113	119,653
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.125%	(c)	12/15/30	350	532,168
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360%	(c)	03/20/23	1,400	1,412,250
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%		09/15/48	947	895,949
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%		03/15/55	2,238	2,095,189

					10,993,555

Transportation — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%		09/15/21	1,180	1,230,108
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700%		08/01/28	735	961,804
CSX Corp., Sr. Unsec’d. Notes	6.150%		05/01/37	690	886,956
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%		05/17/25	120	136,619

					3,215,487

TOTAL CORPORATE BONDS (cost $272,742,110)					283,685,279

MUNICIPAL BONDS — 0.7%
Alabama — 0.0%
Alabama Economic Settlement Authority, Revenue Bonds, BABs	4.263%		09/15/32	180	189,265

California — 0.2%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%		04/01/49	1,305	1,865,654
California Educational Facilities Authority, Revenue Bonds, BABs	5.000%		06/01/46	550	734,575
Central Puget Sound Regional Transit Authority, Revenue Bonds, BABs	5.000%		11/01/46	700	917,791
State of California, GO, BABs	7.300%		10/01/39	1,250	1,827,887
State of California, GO, BABs	7.500%		04/01/34	350	508,270
State of California, GO, BABs	7.550%		04/01/39	245	373,865
State of California, GO, BABs	7.625%		03/01/40	205	312,330

					6,540,372

Colorado — 0.0%
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%		11/01/50	565	760,512

Illinois — 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%		01/01/40	970	1,310,518

New Jersey — 0.1%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%		01/01/40	1,000	1,502,010

New York — 0.1%
New York City Transitional Finance Authority, Revenue Bonds, BABs	5.767%		08/01/36	1,100	1,359,853

Ohio — 0.0%
Ohio State University (The), Revenue Bonds, BABs	4.910%		06/01/40	415	499,340
Ohio State Water Development Authority, Revenue Bonds, BABs	4.879%		12/01/34	275	313,294

					812,634

SEE NOTES TO FINANCIAL STATEMENTS.

A21

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

MUNICIPAL BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Oregon — 0.0%
Oregon State Department of Transportation Highway, Revenue Bonds, Series A, BABs	5.834%		11/15/34	425	$547,362

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%		12/01/45	505	629,599

Tennessee — 0.1%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%		07/01/43	945	1,265,289

Texas — 0.1%
University of Texas System (The), Revenue Bonds, Ser. F, Rfdg.	5.000%		08/15/47	1,100	1,443,068

TOTAL MUNICIPAL BONDS (cost $12,868,329)					16,360,482

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.3%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	133	133,344
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000%		01/25/36	907	844,640
Banc of America Funding Trust, Series 2015-R4, Class 4A1, 144A	3.500%	(c)	07/26/36	1,224	1,222,130
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	3.475%	(c)	02/25/35	199	198,581
Banc of America Mortgage Trust, Series 2005-B, Class 2A1	3.601%	(c)	03/25/35	224	217,973
Bayview Opportunity Master Fund IVb Trust, Series 2016-CRT1, Class M1, 144A	2.972%	(c)	10/27/27	468	468,329
Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1, Class M, 144A	3.372%	(c)	10/25/28	1,017	1,018,055
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A5	3.445%	(c)	02/25/37	447	449,359
CIM Trust, Series 2017-2, Class A1, 144A	3.051%	(c)	12/25/57	1,692	1,690,931
CIM Trust, Series 2017-3, Class A3, 144A	3.051%	(c)	01/25/57	3,604	3,656,812
Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M1	3.174%	(c)	09/25/28	791	802,305
Fannie Mae Connecticut Avenue Securities, Series 2016-C03, Class 2M1	3.416%	(c)	10/25/28	1,087	1,102,373
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1	2.666%	(c)	01/25/29	1,269	1,284,705
Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M2	4.766%	(c)	07/25/29	570	601,948
Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M2	4.216%	(c)	10/25/29	870	893,443
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1	2.116%	(c)	10/25/27	2,429	2,432,012
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1	2.666%	(c)	07/25/28	1,229	1,234,790
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M2	2.516%	(c)	03/25/29	1,040	1,051,735
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2	3.466%	(c)	11/25/28	1,200	1,233,136
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M1	2.416%	(c)	07/25/29	2,247	2,276,616
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	3.454%	(c)	07/25/35	222	222,414
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-3, Class A, 144A	3.051%	(c)	09/01/21	1,281	1,281,195
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-1, Class A, 144A^	2.995%	(c)	01/01/22	2,220	2,214,782
LSTAR Securities Investment Ltd., Series 2017-3, Class A1, 144A	2.995%	(c)	04/01/22	2,288	2,311,479
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-4, Class A, 144A	3.017%	(c)	05/01/22	10,542	10,440,636
LSTAR Securities Investment Ltd., Series 2017-5, Class A, 144A	3.017%	(c)	05/01/22	7,457	7,379,590
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	21	21,219
Mortgage Repurchase Agreement Financing Trust, Series 2016-4, Class A1, 144A^	2.317%	(c)	05/10/19	7,380	7,380,000
Mortgage Repurchase Agreement Financing Trust, Series 2016-5, Class A, 144A	2.287%	(c)	06/10/19	1,300	1,297,826
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A2, 144A	1.967%	(c)	07/10/19	1,950	1,950,819

SEE NOTES TO FINANCIAL STATEMENTS.

A22

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	3.396%	(c)	02/25/34	290	$291,604
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20	74	74,420

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $57,473,011)					57,679,201

SOVEREIGN BONDS — 1.1%
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, 144A, EMTN	1.125%		08/03/19	1,200	1,186,944
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%		02/26/24	220	228,360
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%		07/12/21	400	425,600
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%		06/29/20	265	285,218
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, 144A, MTN	2.375%		06/04/25	400	388,728
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%		03/25/19	392	404,690
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21	1,760	1,979,120
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%		03/29/41	688	1,025,120
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	5.875%		01/15/24	750	854,874
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	5.875%		01/15/24	750	805,506
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.500%		07/21/21	600	580,177
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		06/01/20	1,000	999,886
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.250%		02/24/20	600	602,594
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.125%		04/13/21	600	591,137
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.125%		10/25/23	1,000	967,920
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.625%		04/20/22	1,400	1,401,889
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%		05/23/18	2,634	2,626,111
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%		10/02/23	438	458,104
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44	766	766,766
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%		03/16/25	490	504,700
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.000%		09/22/24	395	414,750
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.250%		05/18/22	575	574,677
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.400%		02/08/22	285	287,199
Province of Ontario (Canada), Sr. Unsec’d. Notes	4.400%		04/14/20	280	298,621
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.750%		04/12/27	2,110	2,100,706
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	2.375%		10/26/21	980	964,320
Svensk Exportkredit AB (Sweden), Sr. Unsec’d. Notes, GMTN	1.750%		03/10/21	2,385	2,370,933
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.500%		06/08/22	1,200	1,202,363
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20	1,260	1,377,722
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	5.100%		06/18/50	490	498,820

TOTAL SOVEREIGN BONDS (cost $26,972,103)					27,173,555

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.0%
Federal Home Loan Banks(k)	5.500%		07/15/36	850	1,150,474
Federal Home Loan Mortgage Corp.	1.500%		01/17/20	1,260	1,258,942
Federal Home Loan Mortgage Corp.	2.500%		03/01/30	744	749,469
Federal Home Loan Mortgage Corp.	3.000%		TBA	1,500	1,496,719
Federal Home Loan Mortgage Corp.	3.000%		10/01/28	646	665,219
Federal Home Loan Mortgage Corp.	3.000%		06/01/29	1,190	1,224,190
Federal Home Loan Mortgage Corp.	3.000%		06/01/42	492	493,517
Federal Home Loan Mortgage Corp.	3.000%		10/01/42	1,142	1,146,183
Federal Home Loan Mortgage Corp.	3.000%		01/01/43	1,033	1,036,635
Federal Home Loan Mortgage Corp.	3.000%		07/01/43	2,710	2,715,991
Federal Home Loan Mortgage Corp.	3.000%		12/01/44	1,216	1,219,060

SEE NOTES TO FINANCIAL STATEMENTS.

A23

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Federal Home Loan Mortgage Corp.	3.000%	03/01/45	944	$947,403
Federal Home Loan Mortgage Corp.	3.000%	03/01/45	1,141	1,142,993
Federal Home Loan Mortgage Corp.	3.000%	04/01/45	928	932,011
Federal Home Loan Mortgage Corp.	3.500%	TBA	9,500	9,759,511
Federal Home Loan Mortgage Corp.	3.500%	08/01/26	849	888,806
Federal Home Loan Mortgage Corp.	3.500%	06/01/42	497	513,264
Federal Home Loan Mortgage Corp.	4.000%	TBA	8,000	8,413,530
Federal Home Loan Mortgage Corp.	4.000%	06/01/26	819	860,463
Federal Home Loan Mortgage Corp.	4.000%	09/01/26	298	313,041
Federal Home Loan Mortgage Corp.	4.000%	10/01/39	828	873,811
Federal Home Loan Mortgage Corp.	4.000%	12/01/40	572	604,256
Federal Home Loan Mortgage Corp.	4.000%	10/01/41	697	739,249
Federal Home Loan Mortgage Corp.	4.000%	01/01/42	214	226,056
Federal Home Loan Mortgage Corp.	4.500%	02/01/19	15	15,430
Federal Home Loan Mortgage Corp.	4.500%	07/01/19	119	121,386
Federal Home Loan Mortgage Corp.	4.500%	07/01/20	75	76,942
Federal Home Loan Mortgage Corp.	4.500%	02/01/39	134	144,348
Federal Home Loan Mortgage Corp.	4.500%	09/01/39	220	236,572
Federal Home Loan Mortgage Corp.	4.500%	10/01/39	1,997	2,147,666
Federal Home Loan Mortgage Corp.	4.500%	12/01/39	194	208,331
Federal Home Loan Mortgage Corp.	4.500%	07/01/41	319	343,336
Federal Home Loan Mortgage Corp.	4.500%	07/01/41	2,416	2,598,083
Federal Home Loan Mortgage Corp.	4.500%	08/01/41	793	852,894
Federal Home Loan Mortgage Corp.	4.500%	08/01/41	241	258,118
Federal Home Loan Mortgage Corp.	4.500%	08/01/41	172	184,399
Federal Home Loan Mortgage Corp.	4.500%	10/01/41	303	324,797
Federal Home Loan Mortgage Corp.	5.000%	07/01/18	55	56,548
Federal Home Loan Mortgage Corp.	5.000%	12/01/18	32	33,057
Federal Home Loan Mortgage Corp.	5.000%	07/01/19	82	84,558
Federal Home Loan Mortgage Corp.	5.000%	07/01/19	88	90,504
Federal Home Loan Mortgage Corp.	5.000%	12/01/19	17	17,664
Federal Home Loan Mortgage Corp.	5.000%	05/01/34	24	25,682
Federal Home Loan Mortgage Corp.	5.000%	05/01/34	446	487,251
Federal Home Loan Mortgage Corp.	5.000%	10/01/35	10	11,473
Federal Home Loan Mortgage Corp.	5.000%	07/01/37	726	794,510
Federal Home Loan Mortgage Corp.	5.000%	05/01/39	99	109,024
Federal Home Loan Mortgage Corp.	5.500%	12/01/33	56	62,080
Federal Home Loan Mortgage Corp.	5.500%	01/01/34	58	64,617
Federal Home Loan Mortgage Corp.	5.500%	06/01/34	104	115,965
Federal Home Loan Mortgage Corp.	5.500%	07/01/34	282	313,389
Federal Home Loan Mortgage Corp.	5.500%	05/01/37	84	94,238
Federal Home Loan Mortgage Corp.	5.500%	02/01/38	649	719,733
Federal Home Loan Mortgage Corp.	5.500%	05/01/38	71	79,017
Federal Home Loan Mortgage Corp.	5.500%	07/01/38	171	190,388
Federal Home Loan Mortgage Corp.	6.000%	03/01/32	326	373,107
Federal Home Loan Mortgage Corp.	6.000%	12/01/33	108	120,941
Federal Home Loan Mortgage Corp.	6.000%	11/01/36	83	93,164
Federal Home Loan Mortgage Corp.	6.000%	01/01/37	70	79,316
Federal Home Loan Mortgage Corp.	6.000%	05/01/37	40	45,281
Federal Home Loan Mortgage Corp.	6.000%	02/01/38	7	7,674
Federal Home Loan Mortgage Corp.	6.000%	08/01/39	85	95,120
Federal Home Loan Mortgage Corp.(hh)	6.750%	03/15/31	550	795,745
Federal Home Loan Mortgage Corp.	7.000%	05/01/31	17	17,989
Federal Home Loan Mortgage Corp.	7.000%	06/01/31	15	15,818
Federal Home Loan Mortgage Corp.	7.000%	06/01/31	11	11,803
Federal Home Loan Mortgage Corp.	7.000%	08/01/31	159	177,570
Federal Home Loan Mortgage Corp.	7.000%	10/01/31	7	7,662
Federal National Mortgage Assoc.	1.875%	09/24/26	150	142,222
Federal National Mortgage Assoc.	2.000%	08/01/31	1,126	1,102,150

SEE NOTES TO FINANCIAL STATEMENTS.

A24

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.500%	TBA	2,000	$2,007,700
Federal National Mortgage Assoc.	2.500%	01/01/28	1,141	1,154,605
Federal National Mortgage Assoc.	2.500%	10/01/43	836	809,961
Federal National Mortgage Assoc.	3.000%	TBA	500	512,617
Federal National Mortgage Assoc.	3.000%	02/01/27	2,543	2,617,361
Federal National Mortgage Assoc.	3.000%	08/01/30	1,618	1,661,286
Federal National Mortgage Assoc.	3.000%	02/01/31	3,424	3,517,075
Federal National Mortgage Assoc.	3.000%	05/01/31	2,119	2,176,757
Federal National Mortgage Assoc.	3.000%	11/01/36	2,855	2,899,273
Federal National Mortgage Assoc.	3.000%	12/01/42	2,266	2,275,145
Federal National Mortgage Assoc.	3.000%	04/01/43	7,008	7,037,217
Federal National Mortgage Assoc.	3.000%	07/01/43	1,679	1,685,462
Federal National Mortgage Assoc.	3.000%	08/01/43	4,548	4,566,446
Federal National Mortgage Assoc.	3.500%	TBA	8,500	8,730,098
Federal National Mortgage Assoc.	3.500%	TBA	4,000	4,101,371
Federal National Mortgage Assoc.	3.500%	07/01/27	1,869	1,948,451
Federal National Mortgage Assoc.	3.500%	06/01/39	731	755,296
Federal National Mortgage Assoc.	3.500%	01/01/42	5,839	6,024,508
Federal National Mortgage Assoc.	3.500%	05/01/42	3,164	3,264,627
Federal National Mortgage Assoc.	3.500%	07/01/42	1,161	1,198,401
Federal National Mortgage Assoc.	3.500%	08/01/42	473	487,356
Federal National Mortgage Assoc.	3.500%	08/01/42	1,433	1,477,908
Federal National Mortgage Assoc.	3.500%	09/01/42	2,249	2,319,579
Federal National Mortgage Assoc.	3.500%	09/01/42	583	601,367
Federal National Mortgage Assoc.	3.500%	11/01/42	426	439,495
Federal National Mortgage Assoc.	3.500%	03/01/43	3,501	3,615,866
Federal National Mortgage Assoc.	3.500%	04/01/43	813	838,685
Federal National Mortgage Assoc.	3.500%	04/01/43	1,244	1,282,122
Federal National Mortgage Assoc.	3.500%	01/01/46	2,500	2,569,363
Federal National Mortgage Assoc.	4.000%	TBA	9,750	10,249,306
Federal National Mortgage Assoc.	4.000%	TBA	14,500	15,217,353
Federal National Mortgage Assoc.	4.000%	10/01/41	3,342	3,526,108
Federal National Mortgage Assoc.	4.000%	09/01/44	3,785	3,981,152
Federal National Mortgage Assoc.	4.500%	TBA	2,500	2,681,738
Federal National Mortgage Assoc.	4.500%	11/01/18	74	75,449
Federal National Mortgage Assoc.	4.500%	01/01/19	45	46,385
Federal National Mortgage Assoc.	4.500%	01/01/19	56	57,653
Federal National Mortgage Assoc.	4.500%	06/01/19	15	15,743
Federal National Mortgage Assoc.	4.500%	07/01/33	78	84,276
Federal National Mortgage Assoc.	4.500%	08/01/33	70	75,348
Federal National Mortgage Assoc.	4.500%	09/01/33	162	174,319
Federal National Mortgage Assoc.	4.500%	10/01/33	185	198,788
Federal National Mortgage Assoc.	4.500%	10/01/33	15	15,820
Federal National Mortgage Assoc.	4.500%	10/01/33	43	47,243
Federal National Mortgage Assoc.	4.500%	01/01/35	2	2,158
Federal National Mortgage Assoc.	4.500%	07/01/39	1,262	1,369,635
Federal National Mortgage Assoc.	4.500%	08/01/39	1,980	2,148,668
Federal National Mortgage Assoc.	4.500%	03/01/41	696	755,186
Federal National Mortgage Assoc.	5.000%	TBA	6,500	7,100,235
Federal National Mortgage Assoc.	5.000%	10/01/18	19	19,837
Federal National Mortgage Assoc.	5.000%	01/01/19	68	69,818
Federal National Mortgage Assoc.	5.000%	03/01/34	365	399,213
Federal National Mortgage Assoc.	5.000%	06/01/35	136	149,199
Federal National Mortgage Assoc.	5.000%	07/01/35	183	200,051
Federal National Mortgage Assoc.	5.000%	09/01/35	123	136,143
Federal National Mortgage Assoc.	5.000%	11/01/35	120	132,218
Federal National Mortgage Assoc.	5.000%	02/01/36	173	189,700
Federal National Mortgage Assoc.	5.000%	05/01/36	88	96,188
Federal National Mortgage Assoc.	5.500%	12/01/17	6	5,891

SEE NOTES TO FINANCIAL STATEMENTS.

A25

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc.	5.500%	02/01/18	4		$3,932
Federal National Mortgage Assoc.	5.500%	05/01/20	36		37,485
Federal National Mortgage Assoc.	5.500%	05/01/21	92		96,505
Federal National Mortgage Assoc.	5.500%	09/01/33	415		464,992
Federal National Mortgage Assoc.	5.500%	10/01/33	117		131,754
Federal National Mortgage Assoc.	5.500%	12/01/33	71		79,984
Federal National Mortgage Assoc.	5.500%	01/01/34	2		2,123
Federal National Mortgage Assoc.	5.500%	12/01/34	275		306,663
Federal National Mortgage Assoc.	5.500%	10/01/35	1,031		1,147,442
Federal National Mortgage Assoc.	5.500%	03/01/36	175		194,309
Federal National Mortgage Assoc.	5.500%	05/01/36	171		191,469
Federal National Mortgage Assoc.	5.500%	04/01/37	158		175,924
Federal National Mortgage Assoc.	6.000%	09/01/17	—	(r)	302
Federal National Mortgage Assoc.	6.000%	05/01/21	71		74,504
Federal National Mortgage Assoc.	6.000%	08/01/22	64		67,686
Federal National Mortgage Assoc.	6.000%	04/01/33	27		30,433
Federal National Mortgage Assoc.	6.000%	06/01/33	7		7,798
Federal National Mortgage Assoc.	6.000%	10/01/33	507		585,530
Federal National Mortgage Assoc.	6.000%	11/01/33	8		9,461
Federal National Mortgage Assoc.	6.000%	11/01/33	75		84,351
Federal National Mortgage Assoc.	6.000%	11/01/33	28		31,982
Federal National Mortgage Assoc.	6.000%	01/01/34	481		548,850
Federal National Mortgage Assoc.	6.000%	02/01/34	101		115,704
Federal National Mortgage Assoc.	6.000%	03/01/34	96		107,920
Federal National Mortgage Assoc.	6.000%	03/01/34	43		47,916
Federal National Mortgage Assoc.	6.000%	07/01/34	247		281,284
Federal National Mortgage Assoc.	6.000%	08/01/34	1		880
Federal National Mortgage Assoc.	6.000%	10/01/34	5		5,563
Federal National Mortgage Assoc.	6.000%	11/01/34	6		7,177
Federal National Mortgage Assoc.	6.000%	11/01/34	57		64,532
Federal National Mortgage Assoc.	6.000%	12/01/34	25		27,957
Federal National Mortgage Assoc.	6.000%	01/01/35	95		108,580
Federal National Mortgage Assoc.	6.000%	01/01/35	320		366,060
Federal National Mortgage Assoc.	6.000%	02/01/35	6		6,620
Federal National Mortgage Assoc.	6.000%	02/01/35	83		93,290
Federal National Mortgage Assoc.	6.000%	02/01/35	347		400,685
Federal National Mortgage Assoc.	6.000%	03/01/35	4		4,366
Federal National Mortgage Assoc.	6.000%	04/01/35	1		1,522
Federal National Mortgage Assoc.	6.000%	07/01/36	65		74,223
Federal National Mortgage Assoc.	6.000%	02/01/37	117		133,641
Federal National Mortgage Assoc.	6.000%	05/01/37	44		49,945
Federal National Mortgage Assoc.	6.000%	06/01/37	1		1,356
Federal National Mortgage Assoc.	6.000%	08/01/37	28		31,314
Federal National Mortgage Assoc.	6.000%	08/01/37	—	(r)	342
Federal National Mortgage Assoc.	6.000%	09/01/37	1		942
Federal National Mortgage Assoc.	6.000%	10/01/37	48		54,079
Federal National Mortgage Assoc.	6.000%	05/01/38	109		123,697
Federal National Mortgage Assoc.	6.000%	06/01/38	3		3,474
Federal National Mortgage Assoc.(k)	6.250%	05/15/29	1,245		1,689,416
Federal National Mortgage Assoc.	6.500%	07/01/17	—	(r)	82
Federal National Mortgage Assoc.	6.500%	09/01/17	1		1,016
Federal National Mortgage Assoc.	6.500%	07/01/32	61		67,673
Federal National Mortgage Assoc.	6.500%	07/01/32	2		2,674
Federal National Mortgage Assoc.	6.500%	09/01/32	11		12,356
Federal National Mortgage Assoc.	6.500%	09/01/32	77		84,751
Federal National Mortgage Assoc.	6.500%	09/01/32	15		16,634
Federal National Mortgage Assoc.	6.500%	09/01/32	101		112,865
Federal National Mortgage Assoc.	6.500%	09/01/32	72		80,290
Federal National Mortgage Assoc.	6.500%	04/01/33	137		153,935

SEE NOTES TO FINANCIAL STATEMENTS.

A26

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	6.500%	11/01/33	74	$81,895
Federal National Mortgage Assoc.	6.500%	01/01/34	61	68,491
Federal National Mortgage Assoc.	6.500%	09/01/34	95	105,469
Federal National Mortgage Assoc.	6.500%	10/01/34	214	239,701
Federal National Mortgage Assoc.	6.500%	09/01/36	102	117,397
Federal National Mortgage Assoc.	6.500%	10/01/36	35	39,641
Federal National Mortgage Assoc.	6.500%	11/01/36	45	49,453
Federal National Mortgage Assoc.	6.500%	01/01/37	119	132,794
Federal National Mortgage Assoc.	6.500%	01/01/37	42	46,693
Federal National Mortgage Assoc.(hh)	6.625%	11/15/30	480	686,238
Federal National Mortgage Assoc.	7.000%	02/01/32	40	45,307
Federal National Mortgage Assoc.	7.000%	03/01/32	3	2,838
Federal National Mortgage Assoc.	7.000%	05/01/32	21	24,760
Federal National Mortgage Assoc.	7.000%	06/01/32	23	25,763
Federal National Mortgage Assoc.	7.000%	07/01/32	64	71,720
Federal National Mortgage Assoc.(hh)(k)	7.125%	01/15/30	3,195	4,663,780
Federal National Mortgage Assoc.	7.500%	05/01/32	18	17,787
Government National Mortgage Assoc.	3.000%	12/20/44	472	477,739
Government National Mortgage Assoc.	3.000%	03/15/45	1,477	1,494,278
Government National Mortgage Assoc.	3.000%	03/20/46	2,966	2,999,387
Government National Mortgage Assoc.	3.000%	07/20/46	992	1,002,867
Government National Mortgage Assoc.	3.000%	08/20/46	1,983	2,005,202
Government National Mortgage Assoc.	3.000%	11/20/46	992	1,003,321
Government National Mortgage Assoc.	3.000%	01/20/47	498	503,092
Government National Mortgage Assoc.	3.000%	04/20/47	4,984	5,039,269
Government National Mortgage Assoc.	3.500%	TBA	11,500	11,911,484
Government National Mortgage Assoc.	3.500%	12/20/42	1,911	1,987,743
Government National Mortgage Assoc.	3.500%	05/20/43	591	615,237
Government National Mortgage Assoc.	3.500%	04/20/45	2,829	2,933,152
Government National Mortgage Assoc.	4.000%	TBA	6,000	6,313,594
Government National Mortgage Assoc.	4.000%	06/15/40	133	140,100
Government National Mortgage Assoc.	4.000%	05/20/41	107	113,920
Government National Mortgage Assoc.	4.000%	12/20/42	951	1,005,725
Government National Mortgage Assoc.	4.000%	12/20/45	3,025	3,185,618
Government National Mortgage Assoc.	4.500%	TBA	1,000	1,071,445
Government National Mortgage Assoc.	4.500%	04/15/40	1,015	1,091,712
Government National Mortgage Assoc.	4.500%	01/20/41	766	822,969
Government National Mortgage Assoc.	4.500%	02/20/41	1,293	1,389,469
Government National Mortgage Assoc.	4.500%	03/20/41	652	701,047
Government National Mortgage Assoc.	4.500%	06/20/44	999	1,062,250
Government National Mortgage Assoc.	5.000%	10/20/37	182	200,420
Government National Mortgage Assoc.	5.000%	04/20/45	1,058	1,137,230
Government National Mortgage Assoc.	5.500%	08/15/33	269	299,305
Government National Mortgage Assoc.	5.500%	08/15/33	302	337,092
Government National Mortgage Assoc.	5.500%	09/15/33	87	96,474
Government National Mortgage Assoc.	5.500%	12/15/33	47	52,641
Government National Mortgage Assoc.	5.500%	03/15/34	202	226,247
Government National Mortgage Assoc.	5.500%	12/15/34	443	504,554
Government National Mortgage Assoc.	5.500%	07/15/35	102	115,365
Government National Mortgage Assoc.	5.500%	04/15/36	170	191,721
Government National Mortgage Assoc.	6.000%	11/15/23	1	649
Government National Mortgage Assoc.	6.000%	05/15/32	1	626
Government National Mortgage Assoc.	6.000%	04/15/33	13	15,314
Government National Mortgage Assoc.	6.000%	12/15/33	156	177,244
Government National Mortgage Assoc.	6.000%	01/15/34	64	71,727
Government National Mortgage Assoc.	6.000%	01/15/34	86	98,163
Government National Mortgage Assoc.	6.000%	01/15/34	42	47,042
Government National Mortgage Assoc.	6.000%	06/20/34	161	182,555
Government National Mortgage Assoc.	6.000%	07/15/34	116	132,319

SEE NOTES TO FINANCIAL STATEMENTS.

A27

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Government National Mortgage Assoc.	6.500%		10/15/23	1		$1,466
Government National Mortgage Assoc.	6.500%		12/15/23	7		7,245
Government National Mortgage Assoc.	6.500%		01/15/24	24		25,786
Government National Mortgage Assoc.	6.500%		01/15/24	78		85,449
Government National Mortgage Assoc.	6.500%		01/15/24	22		23,541
Government National Mortgage Assoc.	6.500%		01/15/24	50		54,210
Government National Mortgage Assoc.	6.500%		01/15/24	—	(r)	188
Government National Mortgage Assoc.	6.500%		01/15/24	2		2,196
Government National Mortgage Assoc.	6.500%		01/15/24	1		1,143
Government National Mortgage Assoc.	6.500%		01/15/24	4		4,764
Government National Mortgage Assoc.	6.500%		01/15/24	15		15,874
Government National Mortgage Assoc.	6.500%		01/15/24	2		2,229
Government National Mortgage Assoc.	6.500%		02/15/24	10		10,700
Government National Mortgage Assoc.	6.500%		02/15/24	23		25,654
Government National Mortgage Assoc.	6.500%		02/15/24	28		31,026
Government National Mortgage Assoc.	6.500%		02/15/24	7		8,154
Government National Mortgage Assoc.	6.500%		02/15/24	7		7,434
Government National Mortgage Assoc.	6.500%		02/15/24	4		4,222
Government National Mortgage Assoc.	6.500%		03/15/24	3		2,852
Government National Mortgage Assoc.	6.500%		03/15/24	5		5,334
Government National Mortgage Assoc.	6.500%		03/15/24	5		5,116
Government National Mortgage Assoc.	6.500%		04/15/24	2		1,979
Government National Mortgage Assoc.	6.500%		04/15/24	1		1,062
Government National Mortgage Assoc.	6.500%		04/15/24	6		6,492
Government National Mortgage Assoc.	6.500%		04/15/24	4		3,890
Government National Mortgage Assoc.	6.500%		04/15/24	9		9,651
Government National Mortgage Assoc.	6.500%		04/15/24	20		21,655
Government National Mortgage Assoc.	6.500%		04/15/24	5		4,989
Government National Mortgage Assoc.	6.500%		04/15/24	3		3,488
Government National Mortgage Assoc.	6.500%		05/15/24	5		5,573
Government National Mortgage Assoc.	6.500%		05/15/24	8		8,682
Government National Mortgage Assoc.	6.500%		05/15/24	35		38,167
Government National Mortgage Assoc.	6.500%		10/15/24	31		34,914
Government National Mortgage Assoc.	6.500%		11/15/28	7		8,388
Government National Mortgage Assoc.	6.500%		08/15/31	8		8,833
Government National Mortgage Assoc.	6.500%		12/15/31	14		15,919
Government National Mortgage Assoc.	6.500%		01/15/32	29		31,275
Government National Mortgage Assoc.	6.500%		02/15/32	55		62,291
Government National Mortgage Assoc.	6.500%		06/15/32	26		28,060
Government National Mortgage Assoc.	6.500%		07/15/32	51		56,300
Government National Mortgage Assoc.	6.500%		08/15/32	8		9,124
Government National Mortgage Assoc.	6.500%		08/15/32	10		10,758
Government National Mortgage Assoc.	6.500%		08/15/32	8		9,590
Government National Mortgage Assoc.	6.500%		08/15/32	36		39,268
Government National Mortgage Assoc.	6.500%		08/15/32	253		297,571
Government National Mortgage Assoc.	6.500%		08/15/34	28		31,705
Government National Mortgage Assoc.	6.500%		06/15/35	53		61,675
Government National Mortgage Assoc.	6.500%		09/15/36	63		73,926
Government National Mortgage Assoc.	8.000%		01/15/24	11		11,568
Government National Mortgage Assoc.	8.000%		07/15/24	1		840
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	2,835		2,903,545
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000%		06/30/25	915		956,916
Iraq Government, USAID Bond, U.S. Gov’t. Gtd. Notes	2.149%		01/18/22	1,000		999,148
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		04/26/24	500		596,893
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	2.804%	(s)	01/15/30	870		598,732
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	2.962%	(s)	04/15/30	1,705		1,163,468
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		02/01/27	300		307,033
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%		05/01/30	510		738,835
Ukraine Government, USAID Bonds, U.S. Gov’t. Gtd. Notes	1.471%		09/29/21	600		586,646

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $251,854,351)						252,973,281

SEE NOTES TO FINANCIAL STATEMENTS.

A28

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

U.S. TREASURY OBLIGATIONS — 4.2%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Bonds	3.000%		11/15/44	190	$196,056
U.S. Treasury Bonds	3.000%		02/15/47	4,295	4,430,559
U.S. Treasury Bonds	4.250%		11/15/40	9,110	11,448,000
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/22	2,679	2,666,499
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250%		01/15/25	35,500	34,869,627
U.S. Treasury Notes	2.125%		06/30/21	10,510	10,661,081
U.S. Treasury Notes	2.125%		09/30/21	24,530	24,864,418
U.S. Treasury Notes	2.125%		05/15/25	7,665	7,616,795
U.S. Treasury Strips Coupon	2.184%	(s)	02/15/28	2,115	1,625,843
U.S. Treasury Strips Coupon	2.241%	(s)	05/15/28	1,055	804,894
U.S. Treasury Strips Coupon	2.280%	(s)	02/15/29	1,055	787,007
U.S. Treasury Strips Coupon	2.384%	(s)	05/15/29	2,175	1,610,013
U.S. Treasury Strips Coupon	2.519%	(s)	08/15/25	1,930	1,602,824
U.S. Treasury Strips Coupon	2.783%	(s)	08/15/29	1,000	734,692
U.S. Treasury Strips Coupon	2.878%	(s)	05/15/31	1,000	694,299
U.S. Treasury Strips Coupon	3.042%	(s)	11/15/35	2,000	1,207,112
U.S. Treasury Strips Coupon	3.202%	(s)	08/15/40	2,000	1,023,614

TOTAL U.S. TREASURY OBLIGATIONS (cost $107,129,582)					106,843,333

TOTAL LONG-TERM INVESTMENTS (cost $1,450,474,336)					2,251,482,594

				Shares
SHORT-TERM INVESTMENTS — 16.5%
AFFILIATED MUTUAL FUNDS — 16.4%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(w)				10,890,115	101,169,171
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)				261,257,676	261,257,676
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $51,946,540; includes $51,896,201 of cash collateral for securities on loan)(b)(w)				51,946,289	51,951,483

TOTAL AFFILIATED MUTUAL FUNDS (cost $417,387,443)					414,378,330

				Notional Amount (000)#
OPTIONS PURCHASED* — 0.0%
Call Options
10 Year U.S. Treasury Notes Futures
expiring 07/21/17, Strike Price $127.00				294	22,969
expiring 07/21/17, Strike Price $130.00				294	—

TOTAL OPTIONS PURCHASED (cost $115,973)					22,969

				Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills(k) (cost $1,591,511)	0.979%	(n)	09/21/17	1,595	1,591,550

TOTAL SHORT-TERM INVESTMENTS (cost $419,094,927)					415,992,849

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 105.7% (cost $1,869,569,263)					2,667,475,443

SEE NOTES TO FINANCIAL STATEMENTS.

A29

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

OPTION WRITTEN* — (0.0%)	Notional Amount (000)#	Value
Call Option
10 Year U.S. Treasury Notes Futures, expiring 07/21/17, Strike Price $128.50 (premiums received $44,809)	588	$(9,188)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 105.7% (cost $1,869,524,454)		2,667,466,255
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (5.7)%		(143,678,856)

NET ASSETS — 100.0%		$2,523,787,399

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $13,419,694 and 0.5% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $50,814,596; cash collateral of $51,896,201 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $1,585,580. The aggregate value, $1,592,372, is 0.1% of net assets.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $4,841,752 is 0.2% of net assets.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(i)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security. Such securities may be post maturity.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of June 30, 2017.

(r)	Less than $500 par.

(s)	Represents zero coupon or step bond. Rate quoted represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
153	2 Year U.S. Treasury Notes	Sep. 2017	$33,088,342	$33,064,734	$(23,608)
1,007	5 Year U.S. Treasury Notes	Sep. 2017	118,981,816	118,660,789	(321,027)
128	10 Year U.S. Treasury Notes	Sep. 2017	16,155,201	16,068,000	(87,201)
35	10 Year U.S. Ultra Treasury Bonds	Sep. 2017	4,744,163	4,718,438	(25,725)
399	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	64,963,737	66,184,125	1,220,388
14	Mini MSCI EAFE Index	Sep. 2017	1,318,520	1,322,720	4,200
119	S&P 500 E-Mini Index	Sep. 2017	14,442,668	14,404,355	(38,313)
25	S&P 500 Index	Sep. 2017	15,163,599	15,130,625	(32,974)

					695,740

Short Position:
372	20 Year U.S. Treasury Bonds	Sep. 2017	56,884,776	57,171,750	(286,974)

					$408,766

Securities with a combined market value of $1,930,358 and $1,591,550 have been segregated with Citigroup Global Markets and Goldman Sachs & Co., respectively, to cover requirements for open futures contracts at June 30, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.

A30

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

Interest rate swap agreements outstanding at June 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
115,305	09/09/17	0.539%	1 Day USOIS(1)	$404	$274,937	$274,533
94,515	10/18/17	0.607%	1 Day USOIS(1)	235	237,432	237,197
52,530	11/09/17	0.626%	1 Day USOIS(1)	268	147,403	147,135
5,720	11/30/21	1.762%	3 Month LIBOR(2)	—	(37,613)	(37,613)
2,080	05/31/23	1.203%	3 Month LIBOR(1)	162	95,710	95,548
1,785	05/31/23	1.399%	3 Month LIBOR(1)	(32,437)	62,215	94,652
5,865	08/15/23	1.459%	3 Month LIBOR(1)	278,383	173,816	(104,567)
5,592	11/15/23	2.209%	3 Month LIBOR(1)	134	(58,145)	(58,279)
3,280	02/15/24	2.115%	3 Month LIBOR(1)	8,180	(7,467)	(15,647)
6,597	02/15/24	2.151%	3 Month LIBOR(1)	(6,804)	(29,810)	(23,006)
3,525	02/15/24	2.183%	3 Month LIBOR(1)	(7,019)	(23,099)	(16,080)
5,570	09/04/25	2.214%	3 Month LIBOR(1)	190	(51,097)	(51,287)
22,150	01/08/26	2.210%	3 Month LIBOR(1)	238	(200,466)	(200,704)
140	05/15/26	1.652%	3 Month LIBOR(1)	6	6,345	6,339
4,623	02/15/27	1.824%	1 Day USOIS(1)	42,083	64,946	22,863
5,885	02/15/36	2.338%	3 Month LIBOR(2)	(36,570)	(149,235)	(112,665)

				$247,453	$505,872	$258,419

Securities with a combined market value of $1,874,606 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at June 30, 2017.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Fair value measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,189,352,783	$48,301,165	$—
Preferred Stocks	1,342,500	466,821	—
Rights	548	—	—
Unaffiliated Exchange Traded Funds	491,217	—	—
Asset-Backed Securities
Automobiles	—	38,003,801	1,699,912
Collateralized Loan Obligations	—	42,910,752	—
Consumer Loans	—	10,128,479	—
Credit Cards	—	15,251,230	—
Equipment	—	2,505,525	—
Home Equity Loans	—	4,158,875	—
Other	—	1,345,156	—
Residential Mortgage-Backed Securities	—	7,702,783	2,125,000
Bank Loans	—	1,439,961	—
Commercial Mortgage-Backed Securities	—	139,540,955	—
Corporate Bonds	—	283,685,279	—
Municipal Bonds	—	16,360,482	—

SEE NOTES TO FINANCIAL STATEMENTS.

A31

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Residential Mortgage-Backed Securities	$—	$48,084,419	$9,594,782
Sovereign Bonds	—	27,173,555	—
U.S. Government Agency Obligations	—	252,973,281	—
U.S. Treasury Obligations	—	108,434,883	—
Affiliated Mutual Funds	414,378,330	—	—
Options Purchased	22,969	—	—
Option Written	(9,188)	—	—
Other Financial Instruments*
Futures Contracts	408,766	—	—
Centrally Cleared Interest Rate Swap Agreements	—	258,419	—

Total	$1,605,987,925	$1,048,725,821	$13,419,694

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Affiliated Mutual Funds (including 2.1% of collateral for securities on load)	16.4%
U.S. Government Agency Obligations	10.0
Banks	6.3
Commercial Mortgage-Backed Securities	5.5
U.S. Treasury Obligations	4.3
Pharmaceuticals	2.9
Residential Mortgage-Backed Securities	2.7
Oil, Gas & Consumable Fuels	2.5
Software	2.5
Internet Software & Services	2.2
Insurance	2.0
Technology Hardware, Storage & Peripherals	2.0
Media	1.9
Automobiles	1.9
IT Services	1.8
Collateralized Loan Obligations	1.7
Semiconductors & Semiconductor Equipment	1.6
Biotechnology	1.5
Capital Markets	1.5
Equity Real Estate Investment Trusts (REITs)	1.4
Health Care Providers & Services	1.4
Health Care Equipment & Supplies	1.4
Chemicals	1.3
Internet & Direct Marketing Retail	1.3
Diversified Financial Services	1.2
Industrial Conglomerates	1.1
Aerospace & Defense	1.1
Beverages	1.1
Specialty Retail	1.1
Sovereign Bonds	1.1
Diversified Telecommunication Services	1.1
Electric Utilities	1.0
Food & Staples Retailing	0.9
Tobacco	0.9
Hotels, Restaurants & Leisure	0.9
Electric	0.8

Household Products	0.8%
Machinery	0.8
Food Products	0.7
Oil & Gas	0.7
Municipal Bonds	0.7
Credit Cards	0.6
Airlines	0.5
Multi-Utilities	0.5
Communications Equipment	0.5
Road & Rail	0.5
Telecommunications	0.4
Energy Equipment & Services	0.4
Computers	0.4
Consumer Loans	0.4
Healthcare-Products	0.4
Textiles, Apparel & Luxury Goods	0.4
Auto Manufacturers	0.4
Consumer Finance	0.3
Life Sciences Tools & Services	0.3
Air Freight & Logistics	0.3
Healthcare-Services	0.3
Electrical Equipment	0.3
Household Durables	0.3
Retail	0.3
Electronic Equipment, Instruments & Components	0.2
Pipelines	0.2
Multiline Retail	0.2
Lodging	0.2
Agriculture	0.2
Professional Services	0.2
Building Products	0.2
Multi-National	0.2
Containers & Packaging	0.2
Commercial Services & Supplies	0.2
Home Equity Loans	0.1
Metals & Mining	0.1
Transportation	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A32

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

Industry classification (cont.)
Auto Components	0.1%
Trading Companies & Distributors	0.1
Commercial Services	0.1
Semiconductors	0.1
Personal Products	0.1
Equipment	0.1
Gas	0.1
Oil & Gas Services	0.1
Forest Products & Paper	0.1
Housewares	0.1
Food	0.1
Construction & Engineering	0.1
Real Estate Management & Development	0.1
Construction Materials	0.1
Auto Parts & Equipment	0.1
Technology	0.1
Other	0.1
Mining	0.1
Distributors	0.1
Packaging & Containers	0.0	*
Savings & Loans	0.0	*
Building Materials	0.0	*
Machinery-Diversified	0.0	*

Health Care Technology	0.0	*%
Leisure Products	0.0	*
Miscellaneous Manufacturing	0.0	*
Wireless Telecommunication Services	0.0	*
Entertainment	0.0	*
Water Utilities	0.0	*
Real Estate Investment Trusts (REITs)	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Paper & Forest Products	0.0	*
Unaffiliated Exchange Traded Funds	0.0	*
Home Builders	0.0	*
Diversified Consumer Services	0.0	*
Transportation Infrastructure	0.0	*
Real Estate	0.0	*
Gas Utilities	0.0	*
Options Purchased	0.0	*
Marine	0.0	*

	105.7
Option Written	(0.0	)*
Liabilities in excess of other assets	(5.7)

	100.0%

*	Less than +/- 0.05%

Effects of derivative instruments on the financial statements and primary underlying risk exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, interest rate contracts risk and equity contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$4,200	*	Due from/to broker — variation margin futures	$71,287	*
Equity contracts	Unaffiliated investments	548		—	—
Interest rate contracts	Due from/to broker — variation margin futures	1,220,388	*	Due from/to broker — variation margin futures	744,535	*
Interest rate contracts	Due from/to broker — variation margin swaps	878,267	*	Due from/to broker — variation margin swaps	619,848	*
Interest rate contracts	Unaffiliated investments	22,969		Options written outstanding, at value	9,188

Total		$2,126,372			$1,444,858

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Options Written	Futures	Forward Rate Agreements	Swaps	Total
Credit contracts	$—	$—	$—	$—	$—	$(275,876)	$(275,876)
Equity contracts	2,350	—	—	2,861,679	—	—	2,864,029
Interest rate contracts	—	(343,639)	88,102	3,333,740	23,492	1,245,821	4,347,516

Total	$2,350	$(343,639)	$88,102	$6,195,419	$23,492	$969,945	$6,935,669

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A33

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Options Purchased(2)	Options Written	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(111,279)	$(111,279)
Equity contracts	(36)	—	—	355,051	—	355,015
Interest rate contracts	—	(93,004)	35,621	1,030,215	(2,066,604)	(1,093,772)

Total	$(36)	$(93,004)	$35,621	$1,385,266	$(2,177,883)	$(850,036)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2017, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(3)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)
$119,832	$308,333	$338,481,517	$40,642,507

Credit Default Swap Agreements— Buy Protection(3)	Interest Rate Swap Agreements(3)
$35,333,333	$346,655,667

(1)	Cost.

(2)	Value at Trade Date.

(3)	Notional Amount in USD.

Financial instruments/transactions — summary of offsetting and netting arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$50,814,596	$(50,814,596)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A34

CONSERVATIVE BALANCED PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(unaudited)

as of June 30, 2017

ASSETS
Investments at value, including securities on loan of $50,814,596:
Unaffiliated investments (cost $1,452,181,820)	$2,253,097,113
Affiliated investments (cost $417,387,443)	414,378,330
Foreign currency, at value (cost $471,746)	476,489
Receivable for investments sold	27,346,344
Dividends and interest receivable	6,639,070
Tax reclaim receivable	595,233
Due from broker—variation margin swaps	160,187
Due from broker—variation margin futures	12,374
Receivable from affiliate	6,407
Prepaid expenses	2,799

Total Assets	2,702,714,346

LIABILITIES
Payable for investments purchased	124,600,968
Payable to broker for collateral for securities on loan	51,896,201
Management fee payable	1,147,723
Payable for Series shares repurchased	499,079
Accrued expenses	356,623
Due to broker—variation margin futures	297,315
Payable to custodian	118,870
Options written outstanding, at value (premiums received $44,809)	9,188
Affiliated transfer agent fee payable	980

Total Liabilities	178,926,947

NET ASSETS	$2,523,787,399

Net assets were comprised of:
Paid-in capital	$1,062,719,365
Retained earnings	1,461,068,034

Net assets, June 30, 2017	$2,523,787,399

Net asset value and redemption price per share $2,523,787,399 / 98,625,125 outstanding shares of beneficial interest	$25.59

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of foreign withholding taxes of $43)	$13,515,971
Unaffiliated dividend income (net) (foreign withholding tax of $122,373, of which $21,176 is reimbursable by an affiliate)	13,119,386
Affiliated dividend income	2,279,731
Income from securities lending, net (including affiliated income of $43,467)	57,777

Total income	28,972,865

EXPENSES
Management fee	6,850,421
Custodian and accounting fees	180,000
Shareholders’ reports	121,000
Audit fee	24,000
Trustees’ fees	16,000
Legal fees and expenses	8,000
Transfer agent’s fees and expenses (including affiliated expense of $2,900)	6,000
Miscellaneous	39,597

Total expenses	7,245,018

NET INVESTMENT INCOME (LOSS)	21,727,847

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $8,885)	66,148,128
Futures transactions	6,195,419
Options written transactions	88,102
Swap agreement transactions	969,945
Forward rate agreement transactions	23,492
Foreign currency transactions	(12,643)

73,412,443

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $204,724)	47,188,463
Futures	1,385,266
Options written	35,621
Swap agreements	(2,177,883)
Foreign currencies	54,979

46,486,446

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	119,898,889

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$141,626,736

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$21,727,847	$44,543,863
Net realized gain (loss) on investment and foreign currency transactions	73,412,443	28,658,304
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	46,486,446	98,563,987

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	141,626,736	171,766,154

SERIES SHARE TRANSACTIONS
Series shares sold [112,203 and 338,782 shares, respectively]	2,819,355	7,843,814
Series shares repurchased [3,758,050 and 11,378,786 shares, respectively]	(93,885,693)	(262,953,434)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(91,066,338)	(255,109,620)

CAPITAL CONTRIBUTIONS	—	2,299,220

TOTAL INCREASE (DECREASE)	50,560,398	(81,044,246)
NET ASSETS:
Beginning of period	2,473,227,001	2,554,271,247

End of period	$2,523,787,399	$2,473,227,001

SEE NOTES TO FINANCIAL STATEMENTS.

A35

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 87.4% ASSET-BACKED SECURITIES — 12.2%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles — 0.4%
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 144A	2.730%		03/25/21	2,700	$2,684,689
Hertz Vehicle Financing LLC, Series 2016-2A, Class A, 144A	2.950%		03/25/22	700	691,730
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class C, 144A	4.580%		09/15/21	1,600	1,624,877

					5,001,296

Collateralized Loan Obligations — 4.4%
Arrowmark Colorado Holdings (Cayman Islands), Series 2017-6A, Class A1, 144A	—%	(c)(p)	07/15/29	250	250,000
Avery Point V CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.618%	(c)	07/17/26	1,000	1,001,357
Battalion CLO IV Ltd. (Cayman Islands), Series 2013-4A, Class A1R, 144A	2.293%	(c)	10/22/25	1,000	1,000,307
Battalion CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A1R, 144A	2.328%	(c)	04/17/26	1,100	1,100,116
Benefit Street Partners CLO I Ltd. (Cayman Islands), Series 2012-IA, Class A2R, 144A	3.408%	(c)	10/15/25	1,000	1,006,043
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.308%	(c)	04/17/25	2,600	2,602,735
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	2.608%	(c)	07/15/26	1,500	1,501,186
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1AR, 144A	2.656%	(c)	01/25/27	8,250	8,252,926
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.698%	(c)	04/15/27	2,250	2,252,595
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 144A	2.338%	(c)	07/15/26	250	250,328
KVK CLO Ltd. (Cayman Islands), Series 2014-3A, Class AR, 144A	2.358%	(c)	10/15/26	1,000	1,000,280
Magnetite XI Ltd. (Cayman Islands), Series 2014-11A, Class A1R, 144A	2.278%	(c)	01/18/27	7,300	7,311,340
MP CLO III Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	2.336%	(c)	04/20/25	3,300	3,300,464
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A	2.560%	(c)	07/15/30	750	748,970
Palmer Square CLO (Cayman Islands), Series 2015-2A, Class A1AR, 144A	2.580%	(c)	07/20/30	1,000	1,000,000
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	2.656%	(c)	07/20/27	1,000	1,000,048
Shackleton III CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25	700	702,090
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A	2.608%	(c)	01/18/26	3,300	3,300,780
Trinitas CLO V Ltd. (Cayman Islands), Series 2016-5A, Class A, 144A	2.856%	(c)	10/25/28	3,250	3,263,609
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.278%	(c)	07/15/25	300	300,236
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.298%	(c)	04/15/24	4,200	4,201,575
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A	2.431%	(c)	04/20/29	1,750	1,750,053
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1AR, 144A	2.339%	(c)	11/07/25	2,500	2,500,885
Zais CLO 6 Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A	2.572%	(c)	07/15/29	1,000	1,000,250

					50,598,173

SEE NOTES TO FINANCIAL STATEMENTS.

A36

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Consumer Loans — 2.2%
Lendmark Funding Trust, Series 2016-2A, Class A, 144A	3.260%		04/20/25	700	$706,019
Lendmark Funding Trust, Series 2017-1A, Class A, 144A^	2.830%		01/22/24	1,000	999,795
OneMain Financial Issuance Trust, Series 2015-1A, Class A, 144A	3.190%		03/18/26	1,000	1,009,968
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	3,598	3,601,572
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 144A	4.320%		07/18/25	1,100	1,099,799
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/18/29	2,500	2,558,489
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 144A	4.100%		03/18/28	2,600	2,652,256
Oportun Funding IV LLC, Series 2016-C, Class A, 144A	3.280%		11/08/21	2,300	2,312,276
Oportun Funding VI LLC, Series 2017-A, Class A, 144A	3.230%		06/08/23	750	753,970
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050%		04/25/29	3,664	3,685,739
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	5,200	5,247,032

					24,626,915

Home Equity Loans — 2.9%
ABFC Trust, Series 2004-OPT1, Class M1	2.266%	(c)	08/25/33	994	979,771
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	2.116%	(c)	09/25/33	1,003	982,946
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-AR1, Class M3	4.967%	(c)	01/25/33	1,863	1,841,652
Ameriquest Mortgage Securities, Inc. Floating Rate Mortgage Pass-Through Certificates, Series 2001-2, Class M3	4.141%	(c)	10/25/31	312	320,037
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W2, Class M4	3.856%	(c)	09/25/33	2,400	2,246,156
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1	2.041%	(c)	05/25/34	771	748,493
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE3, Class M1	2.404%	(c)	06/15/33	867	855,904
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1	2.209%	(c)	01/15/34	880	860,955
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1	2.116%	(c)	08/25/34	1,221	1,181,311
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	2.116%	(c)	03/25/34	2,899	2,797,235
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE3, Class M2	2.941%	(c)	04/25/34	1,935	1,930,102
Centex Home Equity Loan Trust, Series 2004-B, Class AF6	4.686%		03/25/34	661	677,463
CIM Trust, Series 2017-3, Class A3, 144A	3.051%	(c)	01/25/57	2,307	2,341,134
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2	3.466%	(c)	08/25/32	37	34,291
MASTR Asset-Backed Securities Trust, Series 2004-WMC1, Class M1	1.996%	(c)	02/25/34	1,372	1,335,176
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1	2.416%	(c)	08/25/35	367	365,179
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	2.416%	(c)	05/25/33	769	762,035
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE3, Class M1	2.236%	(c)	10/25/33	545	539,154
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	2.266%	(c)	12/25/33	514	501,474
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	2.086%	(c)	11/25/34	3,688	3,470,238

SEE NOTES TO FINANCIAL STATEMENTS.

A37

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Home Equity Loans (continued)
New Century Home Equity Loan Trust, Series 2003-4, Class M1	2.341%	(c)	10/25/33		2,099	$2,052,624
New Century Home Equity Loan Trust, Series 2004-4, Class M1	1.981%	(c)	02/25/35		2,361	2,234,233
Residential Asset Securities Corp., Series 2004-KS1, Class AI5	5.500%		02/25/34		788	806,309
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	1.996%	(c)	02/25/34		2,212	2,172,991
Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1	1.981%	(c)	02/25/35		1,038	995,497

						33,032,360

Other — 0.1%
Marriott Vacation Club Owner Trust, Series 2010-1A, Class A, 144A	3.540%		10/20/32		925	930,157

Residential Mortgage-Backed Securities — 2.1%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	2.176%	(c)	09/25/34		492	492,852
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class A2	1.996%	(c)	10/25/34		1,448	1,417,448
Bayview Opportunity Master Fund IIIa Trust, Series 2016-RN3, Class A1, 144A	3.598%		09/28/31		594	596,972
Credit Suisse Mortgage Trust, Series 2016-RPL1, Class A1, 144A	4.145%	(c)	12/25/46		4,584	4,603,035
CSMC Trust, Series 2017-6R, 144A^	—%	(c)(p)	03/06/47		2,400	2,400,000
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.678%		07/25/34		410	407,016
FBR Securitization Trust, Series 2005-2, Class M1	1.936%	(c)	09/25/35		1,261	1,260,211
Fremont Home Loan Trust, Series 2003-B, Class M1	2.266%	(c)	12/25/33		149	146,062
GSAMP Trust, Series 2004-FM1, Class M1	2.191%	(c)	11/25/33		1,294	1,277,765
Long Beach Mortgage Loan Trust, Series 2004-1, Class M1	1.966%	(c)	02/25/34		2,459	2,450,139
Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A1A	1.736%	(c)	06/25/35		1,132	1,097,278
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	2.146%	(c)	06/25/34		1,409	1,374,260
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC2, Class M1	2.131%	(c)	07/25/34		1,170	1,144,228
Structured Asset Investment Loan Trust, Series 2004-2, Class A4	1.921%	(c)	03/25/34		1,892	1,829,783
Structured Asset Investment Loan Trust, Series 2004-7, Class A8	2.416%	(c)	08/25/34		1,400	1,320,658
VOLT LI LLC, Series 2016-NP11, Class A1, 144A	3.500%		10/25/46		1,236	1,236,957
VOLT LX LLC, Series 2017-NPL7, Class A1, 144A	3.250%		04/25/59		370	369,670
VOLT VII LLC, Series 2017-NPL4, Class A1, 144A	3.375%		04/25/47		556	555,511

						23,979,845

Student Loans — 0.1%
Earnest Student Loan Program LLC, Series 2016-D, Class A1, 144A	2.616%	(c)	01/25/41		562	571,362

TOTAL ASSET-BACKED SECURITIES (cost $132,187,382)						138,740,108

BANK LOANS(c) — 1.2%
Diversified Manufacturing — 0.1%
CeramTec GmbH (Germany)^	3.750%		08/30/20	EUR	900	1,036,932

Electric — 0.1%
Lightstone Holdco LLC	5.672%		01/30/24		1,097	1,068,749

SEE NOTES TO FINANCIAL STATEMENTS.

A38

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

BANK LOANS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Health Care & Pharmaceutical — 0.1%
Valeant Pharmaceuticals International, Inc.	5.830%		04/01/22		1,030	$1,044,003

Retailers — 0.2%
Euro Garages Ltd. (United Kingdom)	5.325%		01/30/23	GBP	1,000	1,312,428
Rite Aid Corp.	5.105%		06/21/21		1,375	1,378,152

						2,690,580

Supermarkets — 0.1%
Albertsons LLC	4.200%		08/25/21		788	788,740

Technology — 0.4%
Action Nederland BV	3.500%		02/25/22	EUR	1,100	1,272,229
BMC Software Finance, Inc.	1.150%		09/12/22		423	423,330
Dell International LLC	3.299%		12/31/18		2,800	2,802,139
Dell International LLC	3.799%		09/07/23		796	798,706

						5,296,404

Transportation Services — 0.2%
Scandlines GmbH (Germany)	4.250%		12/03/20	EUR	1,675	1,934,981

TOTAL BANK LOANS (cost $14,321,130)						13,860,389

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.2%
245 Park Avenue Trust, Series 2017-245P, Class A, 144A	3.508%		06/05/37		2,575	2,643,462
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A3	2.903%		07/15/49		2,300	2,267,407
BANK, Series 2017-BNK5, Class A4	3.131%		06/15/60		4,400	4,391,363
BBCMS Mortgage Trust, Series 2016-ETC, Class A, 144A	2.937%		08/14/36		1,170	1,143,757
BBCMS Mortgage Trust, Series 2016-ETC, Class B, 144A	3.189%		08/14/36		510	497,701
BBCMS Mortgage Trust, Series 2016-ETC, Class C, 144A	3.391%		08/14/36		430	419,213
BBCMS Mortgage Trust, Series 2016-ETC, Class D, 144A	3.729%	(c)	08/14/36		1,560	1,501,141
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class B, 144A	3.009%	(c)	12/15/27		5,000	5,003,113
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47		3,200	3,324,284
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4	3.209%		05/10/49		3,500	3,527,636
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class B, 144A	2.871%	(c)	11/10/31		2,400	2,355,060
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class C, 144A	2.871%	(c)	11/10/31		900	867,596
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4	3.314%		04/10/49		5,100	5,158,067
COMM Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45		2,000	1,989,840
COMM Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46		3,687	3,732,682
COMM Mortgage Trust, Series 2014-UBS4, Class A4	3.420%		08/10/47		3,200	3,270,465
COMM Mortgage Trust, Series 2014-UBS5, Class A4	3.838%		09/10/47		3,600	3,778,780
COMM Mortgage Trust, Series 2015-DC1, Class A4	3.078%		02/10/48		5,000	5,002,573
COMM Mortgage Trust, Series 2015-LC21, Class A4	3.708%		07/10/48		2,600	2,710,831
COMM Mortgage Trust, Series 2015-PC1, Class A5	3.902%		07/10/50		2,100	2,207,267
COMM Mortgage Trust, Series 2016-COR1, Class A3	2.826%		10/10/49		2,500	2,442,091
COMM Mortgage Trust, Series 2016-DC2, Class A5	3.765%		02/10/49		300	313,704
DBJPM Mortgage Trust, Series 2017-C6, Class A4	3.071%		06/10/50		2,800	2,795,505
DBWF Mortgage Trust, Series 2016-85T, Class D, 144A (original cost $1,317,944; purchased 12/09/16)(f)(g)	3.935%	(c)	12/10/36		1,400	1,387,469
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class C, 144A	3.673%	(c)	09/10/35		3,000	3,025,160
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.718%	(c)	06/25/20		7,815	300,349
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.570%	(c)	05/25/22		27,505	1,583,122

SEE NOTES TO FINANCIAL STATEMENTS.

A39

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.606%	(c)	06/25/22	15,693	$947,369
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	1.001%	(c)	10/25/22	10,812	413,002
FHLMC Multifamily Structured Pass-Through Certificates, Series K027, Class X1, IO	0.932%	(c)	01/25/23	135,328	4,969,073
FHLMC Multifamily Structured Pass-Through Certificates, Series K044, Class X1, IO	0.879%	(c)	01/25/25	83,387	3,902,257
FHLMC Multifamily Structured Pass-Through Certificates, Series K053, Class X1, IO	1.030%	(c)	12/25/25	89,570	5,598,051
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.502%	(c)	03/25/26	13,964	1,354,962
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.872%	(c)	05/25/19	21,421	546,866
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.810%	(c)	07/25/19	26,279	685,580
GS Mortgage Securities Trust, Series 2013-GC12, Class A3	2.860%		06/10/46	1,430	1,442,178
GS Mortgage Securities Trust, Series 2017-GS6, Class A2	3.164%		05/10/50	3,400	3,409,503
IMT Trust, Series 2017-APTS, Class AFX, 144A ^	3.478%	(c)	06/15/34	1,050	1,081,440
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	3,200	3,310,822
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4	3.414%		03/15/50	2,300	2,358,442
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A4	2.611%		12/15/47	2,000	2,003,722
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	4,600	4,655,635
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3	2.559%		08/15/49	2,900	2,787,021
LCCM, Series 2017-LC26, Class A4, 144A	3.551%		07/12/50	4,300	4,370,772
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA, IO, 144A	1.673%	(c)	08/15/45	40,733	2,375,609
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	1,700	1,718,229
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	2,300	2,316,451
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A3	4.104%	(c)	07/15/46	4,800	5,130,655
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A3	3.766%		11/15/46	4,000	4,210,891
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5	2.860%		09/15/49	2,000	1,951,422
Morgan Stanley Capital I Trust, Series 2017-H1, Class A4	3.259%		06/15/50	2,750	2,766,539
Shops at Crystals Trust, Series 2016-CSTL, Class A, 144A	3.126%		07/05/36	400	395,791
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	4,600	4,648,129
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	3,800	3,847,390
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50	4,300	4,457,303
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A3	2.674%		07/15/48	4,600	4,441,081

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $150,563,064)					149,735,823

CORPORATE BONDS — 41.9%
Agriculture — 0.3%
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18	2,375	2,377,351
Reynolds American, Inc., Gtd. Notes	8.125%		06/23/19	895	998,207

					3,375,558

SEE NOTES TO FINANCIAL STATEMENTS.

A40

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#			Value
Airlines — 0.7%
American Airlines, Pass-Through Trust, Pass-Through Certificates, Series 2016-1, Class AA	3.575%		07/15/29		1,789		$1,829,728
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2001-1, Class A-1(g)	6.703%		12/15/22		—	(r)	454
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1, Class A	5.983%		10/19/23		1,363		1,499,069
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%		07/12/22		364		385,337
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%		03/13/20		1,180		1,195,429
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1 Class A	6.821%		02/10/24		933		1,070,290
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A	4.950%		11/23/20		328		340,831
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%		10/15/20		410		430,778
United Airlines, Pass-Through Trust, Pass-Through Certificates, Series 2007-071A, Class A	6.636%		01/02/24		701		760,687

							7,512,603

Apparel — 0.1%
Hanesbrands Finance Luxembourg SCA, Gtd. Notes, 144A	3.500%		06/15/24	EUR	575		687,933

Auto Manufacturers — 0.8%
Ford Motor Co., Sr. Unsec’d. Notes	4.750%		01/15/43		1,755		1,694,049
Ford Motor Co., Sr. Unsec’d. Notes(a)	5.291%		12/08/46		525		538,818
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18		2,225		2,232,011
General Motors Co., Sr. Unsec’d. Notes	4.875%		10/02/23		1,350		1,446,760
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43		1,885		2,093,762
General Motors Co., Sr. Unsec’d. Notes	6.600%		04/01/36		210		243,310
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	2.200%		01/15/24	EUR	350		403,751

							8,652,461

Auto Parts & Equipment — 0.4%
Adient Global Holdings Ltd., Gtd. Notes, 144A	3.500%		08/15/24	EUR	701		811,978
IHO Verwaltungs GmbH (Germany), 1st Lien, 144A	3.750%		09/15/26	EUR	1,050		1,250,228
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, PIK, 144A	3.250%		09/15/23	EUR	1,075		1,258,509
LKQ Italia Bondco SpA, Gtd. Notes, 144A	3.875%		04/01/24	EUR	1,275		1,573,472

							4,894,187

Banks — 10.4%
Bank of America Corp., Jr. Sub. Notes, Series K	8.000%	(c)	12/29/49		3,500		3,596,250
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23		5,870		5,985,627
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.000%		04/01/24		1,150		1,205,048
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24		3,750		3,957,214
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.443%	(c)	01/20/48		1,200		1,269,217
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17		4,590		4,621,575
Bank of America Corp., Sub. Notes, MTN	4.450%		03/03/26		1,735		1,805,691
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%		01/10/23		480		492,508
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.337%		01/10/28		520		534,567
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26		1,290		1,340,460
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A, MTN	2.950%		05/23/22		1,435		1,449,288
BNP Paribas SA (France), Sub. Notes, 144A	4.625%		03/13/27		230		242,538
BPCE SA (France), Gtd. Notes, 144A, MTN	3.000%		05/22/22		595		600,175
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850%		04/01/21		3,700		3,779,487
CITIC Ltd. (China), Sr. Unsec’d. Notes, EMTN	6.875%		01/21/18		1,100		1,128,546
Citigroup, Inc., Jr. Sub. Notes, Series Q	5.950%	(c)	12/31/49		1,355		1,425,758
Citigroup, Inc., Jr. Sub. Notes, Series R	6.125%	(c)	12/31/49		1,085		1,166,375
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39		2,995		4,598,328
Citigroup, Inc., Sub. Notes	4.450%		09/29/27		2,630		2,735,247

SEE NOTES TO FINANCIAL STATEMENTS.

A41

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Banks (continued)
Credit Suisse/New York NY (Switzerland), Sr. Unsec’d. Notes, MTN	3.625%		09/09/24		1,050	$1,084,652
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%		05/12/21		900	911,542
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, MTN	3.700%		05/30/24		159	158,969
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes	1.875%		01/29/20		2,500	2,480,670
Discover Bank, Sr. Unsec’d. Notes	3.450%		07/27/26		280	270,814
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26		1,150	1,181,199
Discover Bank, Sub. Notes	7.000%		04/15/20		2,005	2,225,442
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%		04/25/19		425	427,831
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes, Series M	5.375%	(c)	12/31/49		1,950	2,049,060
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/25/26		125	127,282
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%		01/26/27		1,775	1,805,722
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22		4,200	4,728,671
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18		1,355	1,398,482
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41		2,195	2,867,309
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, Series D, MTN	6.000%		06/15/20		2,420	2,669,800
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37		440	571,138
JPMorgan Chase & Co., Jr. Sub. Notes, Series 1	7.900%	(c)	04/29/49		6,130	6,372,135
JPMorgan Chase & Co., Jr. Sub. Notes, Series X	6.100%	(c)	12/31/49		1,450	1,573,250
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.750%		06/23/20		5,400	5,490,229
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%		10/01/26		1,740	1,679,276
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		06/15/26		3,020	2,984,557
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22		500	512,412
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.540%	(c)	05/01/28		1,520	1,524,603
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20		600	637,130
JPMorgan Chase & Co., Sub. Notes	4.250%		10/01/27		420	438,102
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45		715	797,628
KeyCorp, Sr. Unsec’d. Notes, MTN	5.100%		03/24/21		1,155	1,263,729
Lloyds Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.800%		01/13/20		2,650	2,882,951
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850%		03/21/18		1,125	1,126,504
Morgan Stanley, Jr. Sub. Notes, Series H	5.450%	(c)	12/31/49		975	1,009,612
Morgan Stanley, Sr. Unsec’d. Notes	4.375%		01/22/47		1,730	1,804,743
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21		1,920	2,124,353
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23		1,535	1,596,113
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21		2,080	2,306,418
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.125%		07/27/26		2,725	2,649,373
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19		2,635	2,830,823
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26		750	779,729
People’s United Bank, Sub. Notes	4.000%		07/15/24		550	554,866
PNC Financial Services Group, Inc. (The), Sub. Notes	3.900%		04/29/24		975	1,018,273
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%		10/16/20		1,550	1,572,137
State Street Corp., Jr. Sub. Notes	4.956%	(c)	03/15/18		3,025	3,091,831
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%		01/10/19		625	630,393
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.253%		03/23/28		1,485	1,551,424

						117,695,076

Beverages — 0.0%
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%		10/01/18		375	383,375

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	4.663%		06/15/51		2,948	3,122,383

Building Materials — 0.5%
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%		10/12/22		1,200	1,275,000
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	4.750%		01/11/22	EUR	900	1,071,624
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(g)	5.375%		11/15/24		3,000	3,161,250
US Concrete, Inc., Gtd. Notes	6.375%		06/01/24		600	633,000

						6,140,874

SEE NOTES TO FINANCIAL STATEMENTS.

A42

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Chemicals — 1.6%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.900%		06/01/43		870	$939,034
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	5.250%		01/15/45		420	476,807
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	6.125%		01/15/41		450	546,093
Ashland, Inc., Gtd. Notes	6.875%		05/15/43		3,000	3,255,000
CF Industries, Inc., Gtd. Notes	4.950%		06/01/43		675	578,812
CF Industries, Inc., Gtd. Notes	5.375%		03/15/44		700	624,750
CF Industries, Inc., Gtd. Notes	6.875%		05/01/18		380	394,725
CF Industries, Inc., Gtd. Notes	7.125%		05/01/20		300	331,500
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%		10/01/44		125	133,046
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%		05/15/39		1,002	1,684,105
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%		11/15/21		3,550	4,010,424
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	5.450%		11/15/33		465	490,588
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%		11/15/43		155	158,248
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450%		06/01/27		445	447,939
Union Carbide Corp., Sr. Unsec’d. Notes	7.875%		04/01/23		3,058	3,764,502

						17,835,573

Commercial Services — 0.5%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%		07/15/22		1,375	1,424,844
ERAC USA Finance LLC, Gtd. Notes, 144A(g)	6.700%		06/01/34		920	1,142,558
ERAC USA Finance LLC, Gtd. Notes, 144A(g)	7.000%		10/15/37		770	999,542
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000%		04/15/22		1,500	1,556,250
United Rentals North America, Inc., Gtd. Notes	5.500%		07/15/25		650	680,875
United Rentals North America, Inc., Gtd. Notes	5.500%		05/15/27		450	463,500

						6,267,569

Computers — 0.3%
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480%		06/01/19		905	926,155
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	4.420%		06/15/21		770	811,748
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%	(c)	10/05/17		1,094	1,096,733
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	(c)	10/05/18		630	635,390

						3,470,026

Diversified Financial Services — 0.8%
Ally Financial, Inc., Sr. Unsec’d. Notes	4.125%		02/13/22		3,000	3,075,000
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19		1,337	1,403,850
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418%		11/15/35		354	385,289
HSBC Finance Corp., Sub. Notes	6.676%		01/15/21		295	332,454
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%		05/15/19		1,400	1,501,618
Intrum Justitia AB (Sweden), Sr. Unsec’d. Notes, 144A	3.125%		07/15/24	EUR	750	852,921
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43		650	734,566
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	6.875%		05/02/18		2,740	174,264
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A(g)	1.886%	(c)	07/03/33		342	327,917

						8,787,879

Electric — 3.4%
AES Corp., Sr. Unsec’d. Notes	5.500%		04/15/25		5,000	5,231,250
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.350%		07/01/23		550	566,080
Calpine Corp., Sr. Unsec’d. Notes(a)	5.375%		01/15/23		396	386,100
Calpine Corp., Sr. Unsec’d. Notes	5.750%		01/15/25		1,350	1,265,625
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	4.300%		12/01/56		235	244,957
ContourGlobal Power Holdings SA, Sr. Sec’d. Notes, 144A	5.125%		06/15/21	EUR	1,350	1,622,393
Dominion Resources Inc., Jr. Sub. Notes	4.104%		04/01/21		2,710	2,844,362
Dynegy, Inc., Gtd. Notes(a)	5.875%		06/01/23		2,400	2,244,000
Dynegy, Inc., Gtd. Notes(a)	7.375%		11/01/22		1,000	987,500
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%		05/15/35		2,325	2,756,687
Emera US Finance LP (Canada), Gtd. Notes	3.550%		06/15/26		820	821,898
Enel Finance International NV (Italy), Gtd. Notes, 144A	6.000%		10/07/39		1,450	1,724,394

SEE NOTES TO FINANCIAL STATEMENTS.

A43

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Electric (continued)
Enersis Americas SA (Chile), Sr. Unsec’d. Notes	4.000%	10/25/26		235	$237,585
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.200%	10/01/17		1,930	1,949,974
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%	10/01/39		1,900	2,073,183
FirstEnergy Corp., Sr. Unsec’d. Notes, Series A	2.750%	03/15/18		1,800	1,811,475
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44		400	456,900
Great Plains Energy, Inc., Sr. Unsec’d. Notes	3.900%	04/01/27		625	632,266
Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33		1,150	1,392,728
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	4.750%	07/13/21		250	269,554
Majapahit Holding BV (Indonesia), Gtd. Notes	7.750%	01/20/20		1,500	1,676,250
NRG Energy, Inc., Gtd. Notes	6.625%	03/15/23		3,263	3,352,733
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.600%	06/15/43		1,950	2,172,347
South Carolina Electric & Gas Co., First Mortgage	4.600%	06/15/43		2,025	2,100,891

					38,821,132

Electronics — 0.1%
Honeywell International, Inc., Sr. Unsec’d. Notes	0.650%	02/21/20	EUR	900	1,040,093

Entertainment — 0.2%
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23		1,508	1,540,512
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	4.875%	02/28/47	GBP	125	165,096
CPUK Finance Ltd. (United Kingdom), Sr. Sec’d. Notes, 144A	4.250%	02/28/47	GBP	250	327,515

					2,033,123

Food — 0.8%
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, Gtd. Notes, 144A	5.750%	03/15/25		225	209,250
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23		1,925	1,893,719
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(g)	5.750%	06/15/25		2,025	1,903,500
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(g)	7.250%	06/01/21		1,080	1,079,460
Kraft Heinz Foods Co., Gtd. Notes	3.000%	06/01/26		1,360	1,301,589
Kraft Heinz Foods Co., Gtd. Notes	4.375%	06/01/46		400	391,734
Kraft Heinz Foods Co., Gtd. Notes	5.000%	07/15/35		725	783,999
Kroger Co. (The), Sr. Unsec’d. Notes	4.450%	02/01/47		275	265,074
Post Holdings, Inc., Gtd. Notes, 144A	6.000%	12/15/22		1,500	1,590,000

					9,418,325

Forest Products & Paper — 0.3%
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41		675	823,161
International Paper Co., Sr. Unsec’d. Notes	7.300%	11/15/39		1,000	1,352,335
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18		922	974,820

					3,150,316

Gas — 0.3%
Korea Gas Corp. (South Korea), Sr. Unsec’d. Notes,	4.250%	11/02/20		1,750	1,837,150
NiSource Finance Corp., Gtd. Notes	4.800%	02/15/44		300	324,981
Southern Co. Gas Capital Corp., Gtd. Notes	4.400%	06/01/43		1,050	1,067,470

					3,229,601

Healthcare-Products — 1.0%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%	11/30/21		2,780	2,811,053
Becton Dickinson and Co., Sr. Unsec’d. Notes	3.363%	06/06/24		3,415	3,422,807
Medtronic, Inc., Gtd. Notes(h)	3.500%	03/15/25		3,435	3,573,300
Medtronic, Inc., Gtd. Notes	4.375%	03/15/35		1,358	1,483,297

					11,290,457

Healthcare-Services — 2.0%
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37		1,900	2,628,080
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43		385	414,927

SEE NOTES TO FINANCIAL STATEMENTS.

A44

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Healthcare-Services (continued)
CHS/Community Health Systems, Inc., Gtd. Notes(a)	7.125%		07/15/20		750	$730,312
CHS/Community Health Systems, Inc., Gtd. Notes(a)	8.000%		11/15/19		2,600	2,613,000
Cigna Corp., Sr. Unsec’d. Notes	4.375%		12/15/20		745	792,965
Cigna Corp., Sr. Unsec’d. Notes	5.875%		03/15/41		750	942,914
DaVita, Inc., Gtd. Notes	5.000%		05/01/25		500	501,250
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%		10/15/20		330	342,375
HCA, Inc., Gtd. Notes	5.375%		02/01/25		2,325	2,452,410
HCA, Inc., Gtd. Notes	5.875%		02/15/26		725	783,000
HealthSouth Corp., Gtd. Notes	5.125%		03/15/23		300	309,000
Humana, Inc., Sr. Unsec’d. Notes	3.950%		03/15/27		1,000	1,042,156
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%		02/01/22		240	244,935
Select Medical Corp., Gtd. Notes(a)	6.375%		06/01/21		2,100	2,157,750
Synlab Bondco PLC (United Kingdom), Sr. Sec’d. Notes,	6.250%		07/01/22	EUR	1,100	1,359,892
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%		02/01/20		500	520,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.000%		08/01/20		1,570	1,589,625
THC Escrow Corp. III, Sec’d. Notes, 144A(a)	5.125%		05/01/25		550	552,063
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42		1,260	1,277,021
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.500%		06/15/37		760	1,025,957
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37		195	268,755

						22,548,387

Home Builders — 0.7%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%		07/01/22		1,000	1,035,000
CalAtlantic Group, Inc., Gtd. Notes	6.250%		12/15/21		3,500	3,920,000
PulteGroup, Inc., Gtd. Notes	5.000%		01/15/27		975	1,000,594
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.250%		04/15/21		2,175	2,229,375

						8,184,969

Home Furnishings — 0.1%
Tempur Sealy International, Inc., Gtd. Notes	5.500%		06/15/26		650	660,563

Household Products/Wares — 0.1%
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	3.000%		06/26/27		1,725	1,702,187

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%		04/01/26		670	711,397

Insurance — 2.0%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20		430	465,867
American International Group, Inc., Sr. Unsec’d. Notes	3.900%		04/01/26		2,120	2,168,813
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44		1,075	1,093,145
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	2.750%		03/15/23		4,760	4,823,070
Chubb Corp. (The), Gtd. Notes	3.408%	(c)	03/29/67		1,775	1,761,687
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	7.000%		07/15/34		1,350	1,721,856
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%		04/15/22		500	555,028
Liberty Mutual Finance Europe DAC, Gtd. Notes, 144A	1.750%		03/27/24	EUR	800	927,786
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		03/15/35		1,030	1,287,828
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40		405	543,904
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19		388	436,225
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43		350	375,846
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40		500	650,399
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20		850	929,862
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42		150	163,432
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.270%		05/15/47		2,310	2,364,768
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39		196	268,384

SEE NOTES TO FINANCIAL STATEMENTS.

A45

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Insurance (continued)
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20		500	$547,039
XLIT Ltd. (Bermuda), Gtd. Notes, Series E	3.616%	(c)	12/31/49		1,880	1,753,100

						22,838,039

Internet — 0.2%
Netflix, Inc., Sr. Unsec’d. Notes, 144A	3.625%		05/15/27	EUR	1,750	2,031,246

Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.250%		08/10/26		270	291,263

Leisure Time — 0.1%
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A	8.500%		10/15/22		1,150	1,207,500

Lodging — 0.3%
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22		1,325	1,354,905
MGM Resorts International, Gtd. Notes	6.625%		12/15/21		1,325	1,487,313
Studio City Co. Ltd. (Hong Kong), Sr. Sec’d. Notes,	7.250%		11/30/21		300	325,875

						3,168,093

Machinery-Diversified — 0.4%
CNH Industrial Capital LLC, Gtd. Notes	4.875%		04/01/21		1,050	1,115,625
Rockwell Automation, Inc., Sr. Unsec’d. Notes	5.200%		01/15/98		1,100	1,158,568
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21		1,960	2,120,265

						4,394,458

Media — 2.9%
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39		65	85,805
21st Century Fox America, Inc., Gtd. Notes	7.625%		11/30/28		1,415	1,852,477
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%		09/15/17		842	852,525
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.500%		05/01/26		3,300	3,502,125
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%		04/01/24		800	854,000
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%		05/01/27		1,000	1,068,750
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%		12/15/21		1,425	1,451,263
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%		09/15/20		674	687,480
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	7.750%		07/15/25		1,500	1,657,500
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%		10/23/35		710	841,601
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%		10/23/45		855	1,026,182
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.834%		10/23/55		225	274,238
Comcast Corp., Gtd. Notes	3.150%		03/01/26		1,190	1,196,155
DISH DBS Corp., Gtd. Notes	4.250%		04/01/18		1,850	1,873,717
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	6.125%		01/31/46		495	550,049
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250%		02/01/30		2,250	2,418,750
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.375%		07/28/17		1,035	1,035,513
NBCUniversal Media LLC, Gtd. Notes	4.450%		01/15/43		290	307,883
Sky PLC (United Kingdom), Gtd. Notes, 144A	6.100%		02/15/18		210	215,436
TCI Communications, Inc., Sr. Unsec’d. Notes	7.875%		02/15/26		750	1,012,358
TEGNA, Inc., Gtd. Notes, 144A	4.875%		09/15/21		475	488,063
Time Warner Cable, Inc., Sr. Sec’d. Notes	6.750%		07/01/18		2,620	2,741,065
Time Warner Cos., Inc., Gtd. Notes	7.250%		10/15/17		1,440	1,462,298
Time Warner, Inc., Gtd. Notes	3.800%		02/15/27		690	694,664
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes,	4.000%		01/15/25	EUR	1,100	1,323,960

SEE NOTES TO FINANCIAL STATEMENTS.

A46

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Media (continued)
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(g)	5.125%		02/15/25		1,175	$1,164,719
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375%		01/15/25		1,140	1,192,725
Ziggo Secured Finance BV (Netherlands), Sr. Sec’d. Notes,	3.750%		01/15/25	EUR	1,000	1,192,704

						33,024,005

Mining — 0.2%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%		05/01/43		410	496,924
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%		06/09/21		825	855,194
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%		04/23/45		235	251,236
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%		04/16/40		990	1,140,267

						2,743,621

Miscellaneous Manufacturing — 0.6%
General Electric Co., Sr. Unsec’d. Notes	0.875%		05/17/25	EUR	1,475	1,661,694
General Electric Co., Sr. Unsec’d. Notes	4.125%		10/09/42		500	526,200
General Electric Co., Sub. Notes, MTN	5.300%		02/11/21		340	376,004
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes	5.750%		06/15/43		425	535,428
Pentair Finance SA (United Kingdom), Gtd. Notes	1.875%		09/15/17		625	625,245
Textron, Inc., Sr. Unsec’d. Notes	7.250%		10/01/19		2,350	2,598,816

						6,323,387

Multi-National — 0.4%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%		05/10/19		1,180	1,183,302
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%		09/27/21		3,095	3,076,987

						4,260,289

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.000%		09/01/23		1,150	1,197,438

Oil & Gas — 2.7%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.677%	(s)	10/10/36		2,000	824,570
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36		945	1,112,352
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.600%		03/15/46		165	203,780
Apache Corp., Sr. Unsec’d. Notes	5.100%		09/01/40		650	664,066
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000%		05/09/23		750	741,872
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%		07/15/41		1,650	1,713,655
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes	4.950%		07/19/22		390	403,413
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%		03/07/22		1,665	1,836,748
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%		03/15/25		1,500	1,572,955
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	3.875%		04/19/22		560	554,176
KazMunaygas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750%		04/19/27		200	196,020
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A, MTN	9.125%		07/02/18		1,610	1,703,187
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	6.125%		11/09/20		600	653,100
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21		1,650	1,567,170
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%		03/01/41		1,530	1,712,053
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.125%		01/17/22		165	170,198
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%		01/17/27		405	428,490
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%		05/23/21		2,475	2,770,465
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%		01/24/22		1,100	1,133,231
Petroleos Mexicanos (Mexico), Gtd. Notes	6.375%		01/23/45		1,015	989,625
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	5.375%		03/13/22		405	426,364
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	6.500%		03/13/27		370	397,473
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN	2.750%		04/21/27	EUR	700	719,556
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN	3.750%		02/21/24	EUR	400	472,939

SEE NOTES TO FINANCIAL STATEMENTS.

A47

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Oil & Gas (continued)
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN	4.875%	02/21/28	EUR	400	$475,718
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%	05/01/18		1,750	1,820,094
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%	11/14/22		1,525	1,560,533
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%	04/28/20		1,250	1,255,886
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.250%	04/15/21		1,533	1,601,985
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500%	03/23/21		1,000	1,112,290

					30,793,964

Oil & Gas Services — 0.1%
Cameron International Corp., Gtd. Notes	7.000%	07/15/38		450	592,396

Packaging & Containers — 0.6%
Ball Corp., Gtd. Notes	4.375%	12/15/23	EUR	1,125	1,453,567
Greif Nevada Holdings, Gtd. Notes, 144A, MTN	7.375%	07/15/21	EUR	1,470	2,032,386
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19		1,815	1,987,425
WestRock RKT Co., Gtd. Notes	4.450%	03/01/19		1,165	1,208,286

					6,681,664

Pharmaceuticals — 0.6%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25		1,020	1,040,465
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35		1,715	1,808,699
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25		415	429,255
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35		1,850	1,974,557
Actavis Funding SCS, Gtd. Notes	4.750%	03/15/45		156	168,397
Endo DAC/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%	07/15/23		625	525,312
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes(a)	3.150%	10/01/26		505	479,587
Teva Pharmaceutical Finance Netherlands Ill BV (Israel), Gtd. Notes	4.100%	10/01/46		160	147,373
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	6.125%	04/15/25		450	380,813

					6,954,458

Pipelines — 0.7%
Enterprise Products Operating LLC, Gtd. Notes	4.900%	05/15/46		2,110	2,268,946
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A(g)	6.375%	03/30/38		410	436,924
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	03/15/45		1,000	928,566
MPLX LP, Sr. Unsec’d. Notes	5.200%	03/01/47		115	118,436
ONEOK Partners LP, Gtd. Notes	2.000%	10/01/17		750	750,296
Oneok Partners LP, Gtd. Notes	6.850%	10/15/37		1,250	1,527,961
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%	04/01/44		575	583,693
Williams Partners LP, Sr. Unsec’d. Notes	4.900%	01/15/45		1,200	1,201,576

					7,816,398

Real Estate — 0.0%
ProLogis LP, Gtd. Notes	6.875%	03/15/20		8	8,875

Real Estate Investment Trusts (REITs) — 0.3%
DuPont Fabros Technology LP, Gtd. Notes	5.875%	09/15/21		2,000	2,082,500
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22		325	335,841
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250%	12/15/24		1,235	1,286,253

					3,704,594

Retail — 0.6%
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45		765	876,992
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	4.500%	08/01/23	EUR	775	943,810
Limited Brands, Inc., Gtd. Notes	6.625%	04/01/21		551	610,233
Limited Brands, Inc., Gtd. Notes	5.625%	02/15/22		1,600	1,712,000
PVH Corp., Sr. Unsec’d. Notes, 144A	3.625%	07/15/24	EUR	1,250	1,521,117
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A(g)	8.000%	06/15/22		775	636,469

					6,300,621

SEE NOTES TO FINANCIAL STATEMENTS.

A48

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Savings & Loans — 0.1%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22		1,675	$1,710,222

Semiconductors — 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875%	01/15/27		1,850	1,899,765
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/01/23		2,975	3,209,281
Sensata Technologies BV, Gtd. Notes, 144A	5.000%	10/01/25		1,750	1,830,150

					6,939,196

Software — 1.0%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.000%	08/15/26		1,050	1,016,732
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	4.500%	10/15/22		2,355	2,558,879
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23		2,225	2,375,187
Infor US, Inc., Gtd. Notes(g)	6.500%	05/15/22		950	983,250
Infor US, Inc., Sr. Sec’d. Notes, 144A(g)	5.750%	08/15/20		1,350	1,393,875
Microsoft Corp., Sr. Unsec’d. Notes	4.000%	02/12/55		435	440,496
Microsoft Corp., Sr. Unsec’d. Notes	4.500%	02/06/57		1,430	1,574,427
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34		1,070	1,160,962

					11,503,808

Telecommunications — 1.5%
AT&T Corp., Gtd. Notes	8.250%	11/15/31		55	76,395
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25		2,320	2,280,769
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35		300	295,138
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	03/09/48		74	69,240
AT&T, Inc., Sr. Unsec’d. Notes	4.550%	03/09/49		499	471,543
AT&T, Inc., Sr. Unsec’d. Notes	4.750%	05/15/46		850	833,513
AT&T, Inc., Sr. Unsec’d. Notes	4.800%	06/15/44		1,515	1,501,432
AT&T, Inc., Sr. Unsec’d. Notes	5.250%	03/01/37		680	724,456
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40		49	51,885
AT&T, Inc., Sr. Unsec’d. Notes	5.450%	03/01/47		315	339,105
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%	03/11/23		1,305	1,373,500
Sprint Capital Corp., Gtd. Notes	6.900%	05/01/19		1,300	1,387,685
Sprint Corp., Gtd. Notes(a)	7.625%	02/15/25		500	575,625
T-Mobile USA, Inc., Gtd. Notes	6.500%	01/15/26		1,675	1,848,781
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, EMTN	6.375%	06/24/19	GBP	950	1,350,859
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%	03/15/55		2,741	2,566,091
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%	11/01/41		745	741,001
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.250%	03/16/37		775	833,118

					17,320,136

Textiles — 0.0%
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23		294	303,548

Transportation — 0.1%
Silk Bidco AS (Norway), Sr. Sec’d. Notes,	7.500%	02/01/22	EUR	1,300	1,581,310

TOTAL CORPORATE BONDS (cost $453,286,701)					475,306,576

MUNICIPAL BONDS — 1.8%
California — 0.7%
Bay Area Toll Authority, Revenue Bonds, BABs	6.907%	10/01/50		1,125	1,700,853
State of California, General Obligation Unlimited, BABs	7.300%	10/01/39		2,280	3,334,067
State of California, General Obligation Unlimited, BABs	7.625%	03/01/40		725	1,104,581
University of California, Revenue Bonds, BABs	5.770%	05/15/43		1,400	1,793,372

					7,932,873

Colorado — 0.1%
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%	11/01/50		770	1,036,451

SEE NOTES TO FINANCIAL STATEMENTS.

A49

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

MUNICIPAL BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Illinois — 0.2%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%		01/01/40	1,380	$1,864,449

New Jersey — 0.4%
New Jersey State Turnpike Authority, Revenue Bonds, Series A, BABs	7.102%		01/01/41	1,175	1,712,798
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%		01/01/40	2,050	3,079,120

					4,791,918

Ohio — 0.1%
Ohio State University (The), Revenue Bonds, BABs	4.910%		06/01/40	695	836,245
Ohio State Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, BABs	4.879%		12/01/34	450	512,662

					1,348,907

Oregon — 0.1%
Oregon State Department of Transportation, Revenue Bonds, Series A, BABs	5.834%		11/15/34	615	792,065

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%		12/01/45	800	997,384

Tennessee — 0.1%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%		07/01/43	1,375	1,841,029

TOTAL MUNICIPAL BONDS (cost $14,872,569)					20,605,076

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.0%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	164	164,925
Bayview Opportunity Master Fund IVb Trust, Series 2016-CRT1, Class M1, 144A	2.972%	(c)	10/27/27	531	531,373
Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1, Class M, 144A	3.372%	(c)	10/25/28	1,241	1,242,240
Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	3.174%	(c)	09/25/47	1,034	936,828
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1	2.666%	(c)	01/25/29	1,392	1,409,341
Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M2	4.766%	(c)	07/25/29	700	739,234
Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M2	4.216%	(c)	10/25/29	990	1,016,677
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN4, Class M3	5.766%	(c)	10/25/24	654	720,585
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3	4.516%	(c)	10/25/27	3,460	3,867,886
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2	3.466%	(c)	11/25/28	1,450	1,490,040
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M2	2.566%	(c)	03/25/29	760	772,267
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA4, Class M2	2.516%	(c)	04/25/29	1,740	1,759,483
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M2	4.466%	(c)	07/25/29	1,130	1,178,767
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 144A	1.164%	(c)	01/26/37	2,796	2,740,328
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A2, 144A	1.164%	(c)	01/26/37	1,400	1,266,569
GSMSC Resecuritization Trust, Series 2015-4R, Class A1, 144A	1.164%	(c)	03/26/37	2,473	2,399,502
GSMSC Resecuritization Trust, Series 2015-4R, Class A2, 144A	1.164%	(c)	03/26/37	700	597,597
Harborview Mortgage Loan Trust, Series 2007-4, Class 2A1	1.429%	(c)	07/19/47	2,126	1,811,659
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-3, Class A, 144A	3.050%	(c)	09/01/21	1,345	1,345,255

SEE NOTES TO FINANCIAL STATEMENTS.

A50

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-4, Class A, 144A	3.050%	(c)	05/01/22		11,956	$11,841,209
LSTAR Securities Investment Ltd., Series 2017-5, Class A, 144A	3.050%	(c)	05/01/22		8,465	8,376,567
LSTAR Securities Investment Trust (Cayman Islands), Series 2016-5, Class A1, 144A	3.050%	(c)	11/01/21		1,468	1,467,238
LSTAR Securities Investment Trust (Cayman Islands), Series 2017-1, Class A, 144A^	3.050%	(c)	01/01/22		2,713	2,706,955
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19		21	21,219
Mortgage Repurchase Agreement Financing Trust, Series 2016-4, Class A1, 144A^	2.317%	(c)	05/10/19		6,310	6,310,000
Mortgage Repurchase Agreement Financing Trust, Series 2016-5, Class A, 144A	2.287%	(c)	06/10/19		1,100	1,098,161
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A2, 144A	1.967%	(c)	07/10/19		2,210	2,210,929
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	3.396%	(c)	02/25/34		812	816,493
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 3A1	3.369%	(c)	12/25/34		4,097	3,976,368
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-HF2, Class M3	4.216%	(c)	07/25/32		462	453,380
Towd Point Mortgage Funding PLC (United Kingdom), Series 2016-V1A, Class A1, 144A	1.504%	(c)	02/20/54	GBP	2,038	2,671,074
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20		114	114,168

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $67,005,451)						68,054,317

SOVEREIGN BONDS — 4.7%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	6.875%		04/22/21		1,175	1,257,250
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%		02/26/24		250	259,500
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	7.500%		05/06/21		2,250	2,486,250
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	6.850%		01/27/45		600	639,000
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	7.450%		04/30/44		290	330,600
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	7.500%		05/06/21		600	663,000
Hellenic Republic Government Bond (Greece), Bonds	3.000%	(c)	02/24/31	EUR	620	560,503
Hellenic Republic Government Bond (Greece), Bonds	3.000%	(c)	02/24/34	EUR	640	554,213
Hellenic Republic Government International Bond (Greece), Bonds	3.000%	(c)	02/24/32	EUR	1,280	1,143,073
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, EMTN(g)	3.800%		08/08/17	JPY	680,000	5,976,503
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%		02/19/18		2,020	2,048,401
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%		02/21/23		436	485,050
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%		03/25/24		290	326,458
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750%		11/22/23		2,300	2,629,921
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.000%		01/11/19	EUR	715	890,287
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21		2,776	3,121,612

SEE NOTES TO FINANCIAL STATEMENTS.

A51

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

SOVEREIGN BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Indonesia Government International Bond (Indonesia), Sr. Unsec.d Notes	3.375%		07/30/25	EUR	1,625	$2,024,281
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, EMTN	2.875%		07/08/21	EUR	825	1,010,214
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	3.750%		06/14/28	EUR	500	625,505
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.750%		05/29/19		600	597,365
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.750%		07/31/18		2,000	1,999,598
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		06/01/20		400	399,954
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.250%		02/24/20		800	803,459
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.500%		06/01/22		800	803,599
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN	2.500%		09/12/18		3,000	3,014,970
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.625%		04/20/22		1,000	1,001,349
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.600%		01/23/46		700	683,270
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44		462	462,462
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%		03/16/25		450	463,500
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, 144A	3.974%	(s)	05/31/18		198	193,101
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.500%		02/02/30		450	721,182
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN	5.125%		10/15/24		2,100	2,142,000
Province of Ontario Canada (Canada), Sr. Unsec’d. Notes	2.400%		02/08/22		345	347,662
Province of Ontario Canada (Canada), Sr. Unsec’d. Notes	4.400%		04/14/20		350	373,277
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.950%		06/09/21		1,940	2,211,503
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A, MTN	3.875%		10/29/35	EUR	945	1,128,422
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN	3.875%		10/29/35	EUR	1,000	1,194,097
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	3.250%		10/26/26		1,450	1,437,733
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes	5.250%		02/18/24		600	686,339
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes	5.500%		10/26/22		1,300	1,483,167
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes	5.850%		05/10/23		200	232,987
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes	2.125%		05/19/20		1,000	996,044
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.500%		06/08/22		600	601,181
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625%		03/30/21		500	530,000
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20		1,510	1,651,079

TOTAL SOVEREIGN BONDS (cost $53,090,591)						53,190,921

SEE NOTES TO FINANCIAL STATEMENTS.

A52

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.3%	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Federal Home Loan Mortgage Corp.	5.500%	10/01/33	834	$950,969
Federal Home Loan Mortgage Corp.	5.500%	06/01/34	12	13,576
Federal Home Loan Mortgage Corp.	6.000%	11/01/33	238	269,269
Federal Home Loan Mortgage Corp.	6.000%	05/01/34	142	159,358
Federal Home Loan Mortgage Corp.	6.000%	06/01/34	161	181,414
Federal Home Loan Mortgage Corp.(hh)	6.250%	07/15/32	830	1,179,880
Federal Home Loan Mortgage Corp.	6.500%	07/01/32	30	32,617
Federal Home Loan Mortgage Corp.	6.500%	07/01/32	33	36,897
Federal Home Loan Mortgage Corp.	6.500%	08/01/32	68	75,140
Federal Home Loan Mortgage Corp.	6.500%	08/01/32	58	63,845
Federal Home Loan Mortgage Corp.	6.500%	08/01/32	63	73,297
Federal Home Loan Mortgage Corp.	6.500%	09/01/32	172	193,350
Federal Home Loan Mortgage Corp.	6.500%	09/01/32	53	58,876
Federal Home Loan Mortgage Corp.(hh)	6.750%	03/15/31	600	868,085
Federal National Mortgage Assoc.	5.500%	02/01/33	29	32,559
Federal National Mortgage Assoc.	5.500%	02/01/33	24	26,709
Federal National Mortgage Assoc.	5.500%	03/01/33	78	87,380
Federal National Mortgage Assoc.	5.500%	03/01/33	74	82,729
Federal National Mortgage Assoc.	5.500%	03/01/33	35	38,688
Federal National Mortgage Assoc.	5.500%	04/01/33	48	53,373
Federal National Mortgage Assoc.	5.500%	04/01/33	53	59,816
Federal National Mortgage Assoc.	5.500%	04/01/33	11	12,026
Federal National Mortgage Assoc.	5.500%	04/01/33	40	44,758
Federal National Mortgage Assoc.	5.500%	07/01/33	56	62,466
Federal National Mortgage Assoc.	5.500%	07/01/33	52	57,821
Federal National Mortgage Assoc.	5.500%	08/01/33	18	19,643
Federal National Mortgage Assoc.	5.500%	02/01/34	47	52,480
Federal National Mortgage Assoc.	5.500%	04/01/34	48	52,852
Federal National Mortgage Assoc.	5.500%	06/01/34	42	47,156
Federal National Mortgage Assoc.	6.000%	10/01/33	329	375,733
Federal National Mortgage Assoc.	6.000%	10/01/33	4	4,361
Federal National Mortgage Assoc.	6.000%	03/01/34	128	143,894
Federal National Mortgage Assoc.	6.000%	02/01/35	285	329,338
Federal National Mortgage Assoc.	6.000%	11/01/36	83	93,686
Federal National Mortgage Assoc.(hh)	6.250%	05/15/29	1,090	1,479,087
Federal National Mortgage Assoc.	6.500%	08/01/32	181	205,858
Federal National Mortgage Assoc.	6.500%	09/01/32	128	141,251
Federal National Mortgage Assoc.	6.500%	09/01/32	256	288,695
Federal National Mortgage Assoc.	6.500%	10/01/32	122	136,820
Federal National Mortgage Assoc.	6.500%	04/01/33	231	260,352
Federal National Mortgage Assoc.	6.500%	11/01/33	8	8,841
Federal National Mortgage Assoc.(hh)	6.625%	11/15/30	530	757,721
Federal National Mortgage Assoc.	7.000%	05/01/32	93	100,878
Federal National Mortgage Assoc.	7.000%	06/01/32	9	10,367
Federal National Mortgage Assoc.(hh)	7.125%	01/15/30	785	1,145,874
Government National Mortgage Assoc.	5.500%	01/15/33	99	111,261
Government National Mortgage Assoc.	5.500%	02/15/33	73	82,317
Government National Mortgage Assoc.	5.500%	05/15/33	203	225,280
Government National Mortgage Assoc.	5.500%	05/15/33	147	163,134
Government National Mortgage Assoc.	5.500%	06/15/33	228	258,520
Government National Mortgage Assoc.	5.500%	09/15/33	125	140,503
Government National Mortgage Assoc.	5.500%	07/15/35	102	115,365
Government National Mortgage Assoc.	6.000%	12/15/32	181	213,667
Government National Mortgage Assoc.	6.000%	11/15/33	90	103,960
Government National Mortgage Assoc.	6.000%	01/15/34	15	17,598
Government National Mortgage Assoc.	6.000%	06/20/34	482	547,666
Government National Mortgage Assoc.	6.000%	11/15/34	724	827,023
Government National Mortgage Assoc.	6.500%	09/15/32	242	269,445
Government National Mortgage Assoc.	6.500%	09/15/32	262	291,104

SEE NOTES TO FINANCIAL STATEMENTS.

A53

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Government National Mortgage Assoc.	6.500%		09/15/32	93	$102,048
Government National Mortgage Assoc.	6.500%		11/15/33	217	243,283
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		02/01/27	365	373,557
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%		05/01/30	510	738,835

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $14,638,903)					15,194,351

U.S. TREASURY OBLIGATIONS — 4.9%
U.S. Treasury Bonds(hh)(k)	2.500%		05/15/46	2,105	1,958,391
U.S. Treasury Bonds(k)	2.875%		05/15/43	3,955	3,993,316
U.S. Treasury Bonds	3.000%		02/15/47	3,925	4,048,881
U.S. Treasury Bonds(hh)(k)	4.250%		11/15/40	2,350	2,953,106
U.S. Treasury Notes	1.250%		07/31/23	2,500	2,386,915
U.S. Treasury Notes(hh)	1.375%		04/30/21	285	281,360
U.S. Treasury Notes(hh)(k)	1.375%		05/31/21	9,960	9,821,885
U.S. Treasury Notes	1.625%		05/31/23	6,500	6,356,799
U.S. Treasury Notes(a)	1.750%		05/31/22	1,890	1,878,926
U.S. Treasury Notes	1.750%		06/30/22	4,605	4,575,141
U.S. Treasury Notes	2.000%		05/31/24	2,930	2,906,422
U.S. Treasury Notes	2.000%		06/30/24	615	609,571
U.S. Treasury Notes	2.000%		02/15/25	3,000	2,958,867
U.S. Treasury Notes	2.250%		04/30/21	2,490	2,538,341
U.S. Treasury Notes(hh)	2.250%		07/31/21	805	820,314
U.S. Treasury Notes	2.375%		05/15/27	3,800	3,824,046
U.S. Treasury Strips Coupon, IO(k)	2.783%	(s)	08/15/29	1,200	881,630
U.S. Treasury Strips Coupon, IO(k)	2.878%	(s)	05/15/31	1,200	833,159
U.S. Treasury Strips Coupon, IO(hh)(k)	3.042%	(s)	11/15/35	2,400	1,448,534
U.S. Treasury Strips Coupon, IO(hh)	3.202%	(s)	08/15/40	2,400	1,228,337

TOTAL U.S. TREASURY OBLIGATIONS (cost $56,367,661)					56,303,941

PREFERRED STOCKS — 0.2%
Banking
Citigroup Capital XIII, 7.542%, (Capital Security, fixed to floating preferred)(c)				45,000	1,169,100
State Street Corp., 5.35%(c)				35,000	960,050

TOTAL PREFERRED STOCKS (cost $2,000,000)					2,129,150

TOTAL LONG-TERM INVESTMENTS (cost $958,333,452)					993,120,652

SHORT-TERM INVESTMENTS — 14.0%				Shares
AFFILIATED MUTUAL FUNDS — 13.8%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(w)				9,007,960	83,683,947
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)				60,139,274	60,139,274
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $12,437,257; includes $12,427,946 of cash collateral for securities on loan)(b)(w)				12,436,473	12,437,717

TOTAL AFFILIATED MUTUAL FUNDS (cost $159,932,660)					156,260,938

			Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 0.2%
Call Options — 0.1%
Interest Rate Swaptions,
Receive fixed rate of 1.38% and pay a floating rate based on 3 Month LIBOR, expiring 10/30/17			JPMorgan Chase	133,510	61,749
Receive fixed rate of 1.45% and pay a floating rate based on 3 Month LIBOR, expiring 08/30/17			Barclays Capital Group	16,725	1,771

SEE NOTES TO FINANCIAL STATEMENTS.

A54

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

OPTIONS PURCHASED* (continued)	Counterparty	Notional Amount (000)#		Value
Call Options (continued)
Receive fixed rate of 1.50% and pay a floating rate based on 3 Month LIBOR, expiring 09/29/17	JPMorgan Chase		121,290	$11,098
Receive fixed rate of 1.95% and pay a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		133,510	690,295
Receive fixed rate of 2.05% and pay a floating rate based on 3 Month LIBOR, expiring 08/30/17	Barclays Capital Group		16,725	68,052
Receive fixed rate of 2.15% and pay a floating rate based on 3 Month LIBOR, expiring 09/29/17	JPMorgan Chase		121,290	185,959

				1,018,924

Put Options — 0.1%
Interest Rate Swaptions,
Pay a fixed rate of 2.00% and receive a floating rate based on 6 Month EURIBOR, expiring 09/05/17	Goldman Sachs & Co.	EUR	2,120	13,328
Pay a fixed rate of 2.07% and receive a floating rate based on 6 Month EURIBOR, expiring 10/02/17	Goldman Sachs & Co.	EUR	2,120	12,813
Pay a fixed rate of 2.34% and receive a floating rate based on 6 Month EURIBOR, expiring 09/05/17	Goldman Sachs & Co.	EUR	3,210	4,327
Pay a fixed rate of 2.39% and receive a floating rate based on 6 Month EURIBOR, expiring 10/02/17	Goldman Sachs & Co.	EUR	3,210	6,050
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 04/05/18	Barclays Capital Group		8,250	261,820
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		710	23,646
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		7,540	251,118
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group		8,250	285,979
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 04/05/18	Barclays Capital Group		8,250	24,094
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		710	2,355
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		7,540	25,014
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group		8,250	30,339

				940,883

TOTAL OPTIONS PURCHASED (cost $2,678,554)				1,959,807

TOTAL SHORT-TERM INVESTMENTS (cost $162,611,214)				158,220,745

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 101.4% (cost $1,120,944,666)				1,151,341,397

OPTIONS WRITTEN* — (0.1)%
Call Options — (0.1)%
Interest Rate Swaptions,
Pay a fixed rate of 1.63% and receive a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		133,510	(183,482)
Pay a fixed rate of 1.70% and receive a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		133,510	(253,028)
Pay a fixed rate of 1.80% and receive a floating rate based on 3 Month LIBOR, expiring 09/29/17	JPMorgan Chase		121,290	(43,133)
Pay a fixed rate of 1.75% and receive a floating rate based on 3 Month LIBOR, expiring 08/30/17	Barclays Capital Group		33,450	(22,378)
Pay a fixed rate of 1.85% and receive a floating rate based on 3 Month LIBOR, expiring 09/29/17	JPMorgan Chase		121,290	(53,798)

				(555,819)

SEE NOTES TO FINANCIAL STATEMENTS.

A55

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

OPTIONS WRITTEN* (continued)	Counterparty	Notional Amount (000)#		Value
Put Options — (0.0)%
Interest Rate Swaptions,
Receive fixed rate of 2.14% and pay a floating rate based on 6 Month EURIBOR, expiring 09/05/17	Goldman Sachs & Co.	EUR	3,210	$(14,960)
Receive fixed rate of 2.19% and pay a floating rate based on 6 Month EURIBOR, expiring 10/02/17	Goldman Sachs & Co.	EUR	3,210	(16,412)
Receive fixed rate of 2.20% and pay a floating rate based on 6 Month EURIBOR, expiring 09/05/17	Goldman Sachs & Co.	EUR	2,120	(2,967)
Receive fixed rate of 2.27% and pay a floating rate based on 6 Month EURIBOR, expiring 10/02/17	Goldman Sachs & Co.	EUR	2,120	(3,635)
Receive fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 04/05/18	Barclays Capital Group		8,250	(118,881)
Receive fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		710	(11,045)
Receive fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		7,540	(117,293)
Receive fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group		8,250	(136,634)
Receive fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 04/05/18	Barclays Capital Group		8,250	(50,261)
Receive fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		710	(4,807)
Receive fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		7,540	(51,054)
Receive fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group		8,250	(60,864)

				(588,813)

TOTAL OPTIONS WRITTEN (premiums received $1,818,019)				(1,144,632)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 101.3% (cost $1,119,126,647)				1,150,196,765
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (1.3)%				(15,234,648)

NET ASSETS — 100.0%				$1,134,962,117

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $14,545,410 and 1.3% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,183,783; cash collateral of $12,427,946 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(d)	Represents issuer in default on interest payments. Non-income producing security.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $1,317,944. The aggregate value, $1,387,469, is 0.1% of net assets.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $20,593,890 is 1.8% of net assets.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(p)	Interest rate not available as of June 30, 2017.

(r)	Less than $500 par.

SEE NOTES TO FINANCIAL STATEMENTS.

A56

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
2,765	5 Year U.S. Treasury Notes	Sep. 2017	$326,677,915	$325,816,367	$(861,548)
1,691	10 Year U.S. Treasury Notes	Sep. 2017	213,342,306	212,273,344	(1,068,962)
80	10 Year U.S. Ultra Treasury Bonds	Sep. 2017	10,841,326	10,785,000	(56,326)
616	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	100,204,872	102,179,000	1,974,128

					(12,708)

Short Positions:
467	2 Year U.S. Treasury Notes	Sep. 2017	101,062,868	100,923,078	139,790
23	5 Year Euro-Bobl	Sep. 2017	3,493,765	3,459,693	34,072
4	10 Year Euro-Bund	Sep. 2017	753,105	739,521	13,584
257	20 Year U.S. Treasury Bonds	Sep. 2017	39,603,947	39,497,688	106,259

					293,705

					$280,997

Securities with a combined market value of $6,540,767 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2017.

Forward foreign currency exchange contracts outstanding at June 30, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Mexican Peso,
Expiring 08/08/17	Citigroup Global Markets	MXN	2,657	$142,983	$145,462	$2,479
Expiring 08/08/17	Goldman Sachs & Co.	MXN	2,698	146,190	147,666	1,476
Expiring 08/08/17	UBS AG	MXN	2,698	146,156	147,666	1,510

				$435,329	$440,794	$5,465

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/12/17	UBS AG	AUD	559	$418,379	$429,849	$(11,470)
British Pound,
Expiring 07/27/17	Bank of America	GBP	5,683	7,304,232	7,409,371	(105,139)
Euro,
Expiring 07/27/17	Citigroup Global Markets	EUR	31,458	34,551,973	35,984,662	(1,432,689)
Expiring 07/27/17	Hong Kong & Shanghai Bank	EUR	977	1,070,233	1,117,583	(47,350)
Expiring 07/27/17	JPMorgan Chase	EUR	628	684,659	717,812	(33,153)
Expiring 07/27/17	JPMorgan Chase	EUR	1,406	1,548,025	1,608,342	(60,317)
Hungarian Forint,
Expiring 07/21/17	Citigroup Global Markets	HUF	219,665	754,837	813,096	(58,259)
Israeli Shekel,
Expiring 07/21/17	Citigroup Global Markets	ILS	400	109,504	114,896	(5,392)
Japanese Yen,
Expiring 07/27/17	Citigroup Global Markets	JPY	45,193	408,981	402,300	6,681
Expiring 07/27/17	JPMorgan Chase	JPY	533,825	4,698,506	4,752,054	(53,548)

SEE NOTES TO FINANCIAL STATEMENTS.

A57

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (continued):
Polish Zloty,
Expiring 07/21/17	UBS AG	PLN	2,314	$585,323	$624,364	$(39,041)
South African Rand,
Expiring 07/07/17	Citigroup Global Markets	ZAR	8,074	578,827	616,336	(37,509)

				$52,713,479	$54,590,665	(1,877,186)

						$(1,871,721)

Cross currency exchange contracts outstanding at June 30, 2017:

Settlement	Type	Notional Amount (000)	In Exchange For (000)	Unrealized Appreciation (Depreciation)	Counterparty
07/27/17	Buy	GBP 364	EUR 415	$(626)	JPMorgan Chase

Credit default swap agreements outstanding at June 30, 2017:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^:
Ameriquest Home Equity	07/28/17	1.500%	238	$307	$—	$307	Goldman Sachs & Co.
Ameriquest Home Equity	07/28/17	1.500%	156	202	—	202	Goldman Sachs & Co.
Ameriquest Home Equity	07/28/17	1.500%	151	195	—	195	Goldman Sachs & Co.
Ameriquest Home Equity	07/28/17	1.500%	220	284	—	284	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	07/31/17	1.500%	27	36	—	36	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	07/31/17	1.500%	36	48	—	48	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	07/28/17	1.500%	116	150	—	150	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	07/28/17	1.500%	387	500	—	500	Goldman Sachs & Co.
Chase Mortgage	07/28/17	1.500%	159	206	—	206	Goldman Sachs & Co.
Chase Mortgage	07/28/17	1.500%	474	612	—	612	Goldman Sachs & Co.
Chase Mortgage	07/28/17	1.500%	435	562	—	562	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	07/31/17	1.500%	83	110	—	110	Goldman Sachs & Co.
COMM Mortgage Trust	07/31/17	1.500%	73	97	—	97	Goldman Sachs & Co.
COMM Mortgage Trust	07/31/17	1.500%	269	358	—	358	Goldman Sachs & Co.
COMM Mortgage Trust	07/31/17	1.500%	29	39	—	39	Goldman Sachs & Co.
COMM Mortgage Trust	07/31/17	1.500%	62	82	—	82	Goldman Sachs & Co.
COMM Mortgage Trust	07/31/17	1.500%	37	49	—	49	Goldman Sachs & Co.
COMM Mortgage Trust	07/31/17	1.500%	42	56	—	56	Goldman Sachs & Co.
COMM Mortgage Trust	07/31/17	1.500%	249	332	—	332	Goldman Sachs & Co.
COMM Mortgage Trust	07/31/17	1.500%	99	132	—	132	Goldman Sachs & Co.
COMM Mortgage Trust	07/31/17	1.500%	47	63	—	63	Goldman Sachs & Co.
COMM Mortgage Trust	07/31/17	1.500%	278	370	—	370	Goldman Sachs & Co.
Commercial Mortgage Pass Through Certificate	07/31/17	1.500%	62	83	—	83	Goldman Sachs & Co.
Countrywide Home Equity	07/28/17	1.500%	152	197	—	197	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	07/03/17	1.500%	222	305	—	305	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	07/03/17	1.500%	218	299	—	299	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	07/03/17	1.500%	90	124	—	124	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/31/17	1.500%	38	51	—	51	Goldman Sachs & Co.

SEE NOTES TO FINANCIAL STATEMENTS.

A58

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

Credit default swap agreements outstanding at June 30, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^ (continued):
GS Mortgage Securities Trust	07/31/17	1.500%	48	$64	$—	$64	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/31/17	1.500%	211	281	—	281	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/31/17	1.500%	52	69	—	69	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/31/17	1.500%	107	142	—	142	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/31/17	1.500%	255	339	—	339	Goldman Sachs & Co.
GSAMP Home Equity	07/28/17	1.500%	142	184	—	184	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	07/31/17	1.500%	38	51	—	51	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	07/31/17	1.500%	17	23	—	23	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	07/31/17	1.500%	141	188	—	188	Goldman Sachs & Co.
Lehman Home Equity	07/28/17	1.500%	375	484	—	484	Goldman Sachs & Co.
LNR CDO Ltd.	07/11/17	1.500%	1,102	1,422	(46)	1,468	Goldman Sachs & Co.
Long Beach Home Equity	07/28/17	1.500%	290	374	—	374	Goldman Sachs & Co.
Morgan Stanley BAML Trust	07/31/17	1.500%	64	85	—	85	Goldman Sachs & Co.
Morgan Stanley BAML Trust	07/31/17	1.500%	56	75	—	75	Goldman Sachs & Co.
Morgan Stanley BAML Trust	07/31/17	1.500%	46	61	—	61	Goldman Sachs & Co.
Morgan Stanley BAML Trust	07/31/17	1.500%	314	418	—	418	Goldman Sachs & Co.
Morgan Stanley BAML Trust	07/31/17	1.500%	25	33	—	33	Goldman Sachs & Co.
UBS Barclays Commercial Mortgage Trust	07/31/17	1.500%	32	43	—	43	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	07/31/17	1.500%	30	40	—	40	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	07/31/17	1.500%	47	63	—	63	Goldman Sachs & Co.

				$10,288	$(46)	$10,334

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2017(5)	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
CIT Group, Inc.	06/20/18	5.000%	5,350	0.124%	$341,964	$262,662	$(79,302)
General Motors Co.	06/20/19	5.000%	1,925	0.275%	216,698	180,848	(35,850)

					$558,662	$443,510	$(115,152)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(1):
CDX.NA.HY.28.V1	06/20/22	5.000%	13,900	$(872,920)	$(979,558)	$(106,638)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2):
Petroleo Brasileriro SA	06/20/18	1.000%	2,250	0.815%	$4,728	$(172,518)	$177,246	Morgan Stanley
Republic of Italy	09/20/20	1.000%	9,680	1.154%	(43,370)	44,911	(88,281)	JPMorgan Chase
Republic of Italy	09/20/20	1.000%	2,000	1.154%	(8,961)	5,761	(14,722)	JPMorgan Chase

					$(47,603)	$(121,846)	$74,243

SEE NOTES TO FINANCIAL STATEMENTS.

A59

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at June 30, 2017:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
1,157	3 Month LIBOR	EUR	900	3 Month EURIBOR minus 31.75 bps	Hong Kong & Shanghai Bank	09/28/17	$129,818	$ —	$129,818
1,003	3 Month LIBOR	EUR	900	(0.613)%	JPMorgan Chase	02/22/20	(16,843)	—	(16,843)

							$112,975	$—	$112,975

Forward rate agreements outstanding at June 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared forward rate agreement:
1,176,000	12/20/17	1.568%	3 Month LIBOR(1)	$—	$(279,149)	$(279,149)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
BRL	25,346	01/04/21	0.000%	1 Day BROIS(2)	$—	$94,634	$94,634
BRL	12,351	01/04/21	0.000%	1 Day BROIS(2)	—	39,850	39,850
BRL	12,798	01/04/21	0.000%	1 Day BROIS(2)	—	8,156	8,156

SEE NOTES TO FINANCIAL STATEMENTS.

A60

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

Interest rate swap agreements outstanding at June 30, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
BRL	8,070	01/04/21	0.000%	1 Day BROIS(2)	$—	$9,264	$9,264
EUR	8,000	08/01/19	0.346%	1 Day EUROIS(1)	(131,181)	(173,834)	(42,653)
EUR	1,255	10/06/21	(0.385%)	1 Day EONIA(1)	174	23,786	23,612
EUR	1,150	06/20/24	(0.050%)	1 Day EUROIS(1)	100	35,346	35,246
EUR	1,380	09/13/24	(0.104%)	1 Day EUROIS(1)	179	50,375	50,196
EUR	2,000	07/28/25	0.780%	1 Day EUROIS(1)	180	(80,735)	(80,915)
EUR	3,900	02/23/26	0.324%	1 Day EUROIS(1)	(2,798)	75,714	78,512
EUR	1,640	05/11/30	0.850%	6 Month EURIBOR(1)	60,675	67,014	6,339
EUR	705	03/04/36	0.865%	1 Day EUROIS(1)	(798)	54,071	54,869
EUR	550	04/11/36	0.962%	6 Month EURIBOR(1)	180	48,164	47,984
GBP	1,950	02/23/21	0.639%	1 Day GBP OIS(1)	221	(4,260)	(4,481)
MXN	69,000	10/15/26	6.445%	28 Day Mexican Interbank Rate(2)	37	(189,494)	(189,531)
MXN	85,925	12/09/26	7.780%	28 Day Mexican Interbank Rate(2)	(53,845)	215,751	269,596
NZD	21,750	12/15/17	2.125%	3 Month New Zealand Bank Bill(2)	122	10,840	10,718
	57,350	08/19/17	0.524%	1 Day USOIS(1)	202	119,839	119,637
	231,530	09/09/17	0.539%	1 Day USOIS(1)	31,678	552,068	520,390
	56,750	10/21/17	0.590%	1 Day USOIS(1)	201	158,501	158,300
	55,860	11/01/17	0.639%	1 Day USOIS(1)	275	139,914	139,639
	110,140	11/14/17	0.675%	1 Day USOIS(1)	(9,329)	266,866	276,195
	54,980	11/22/17	0.716%	1 Day USOIS(1)	274	120,339	120,065
	43,740	01/07/18	1.093%	1 Day USOIS(1)	—	11,445	11,445
	412,875	01/31/18	1.278%	1 Day USOIS(1)	—	3,732	3,732
	52,160	02/21/18	0.941%	1 Day USOIS(1)	267	86,207	85,940
	45,150	09/30/18	0.655%	1 Day USOIS(1)	252	410,302	410,050
	22,510	09/30/18	0.747%	1 Day USOIS(1)	201	168,428	168,227
	14,465	10/07/18	1.253%	1 Day USOIS(1)	—	1,813	1,813
	55,120	11/17/18	1.080%	1 Day USOIS(1)	274	171,209	170,935
	82,865	11/18/18	0.911%	1 Day USOIS(1)	(4,269)	406,985	411,254
	14,825	03/31/19	1.431%	1 Day USOIS(1)	—	(12,385)	(12,385)
	14,618	03/31/19	1.432%	1 Day USOIS(1)	—	(12,401)	(12,401)
	1,575	03/11/20	1.824%	3 Month LIBOR(1)	27	(12,644)	(12,671)
	13,970	04/04/20	— (3)	—(3)	—	(3,133)	(3,133)
	1,960	08/31/21	2.015%	3 Month LIBOR(1)	(5,594)	(12,005)	(6,411)
	7,255	04/04/22	— (4)	—(4)	—	(3,174)	(3,174)
	13,290	08/31/22	1.788%	3 Month LIBOR(1)	159	46,647	46,488
	5,800	12/31/22	1.405%	3 Month LIBOR(1)	182	178,132	177,950
	4,400	12/31/22	1.406%	3 Month LIBOR(1)	174	134,795	134,621
	2,400	12/31/22	1.412%	3 Month LIBOR(1)	163	72,872	72,709
	12,100	12/31/22	1.416%	3 Month LIBOR(1)	216	364,601	364,385
	4,850	12/31/22	1.495%	3 Month LIBOR(1)	176	125,991	125,815
	10,495	05/31/23	1.394%	3 Month LIBOR(1)	207	368,512	368,305
	10,495	05/31/23	1.395%	3 Month LIBOR(1)	207	367,860	367,653
	10,290	05/31/23	1.513%	3 Month LIBOR(1)	206	291,464	291,258
	8,910	05/31/23	1.578%	3 Month LIBOR(1)	(16,959)	219,142	236,101
	3,950	05/31/23	1.584%	3 Month LIBOR(1)	172	95,905	95,733
	30,918	11/15/23	2.209%	3 Month LIBOR(1)	297	(321,526)	(321,823)
	6,920	02/15/24	2.115%	3 Month LIBOR(1)	16,360	(15,763)	(32,123)
	16,137	02/15/24	2.151%	3 Month LIBOR(1)	(17,628)	(72,940)	(55,312)
	19,590	02/15/24	2.183%	3 Month LIBOR(1)	(27,671)	(128,395)	(100,724)
	4,510	09/01/24	2.117%	3 Month LIBOR(1)	—	—	—
	10,564	02/15/27	1.824%	1 Day USOIS(1)	98,754	148,408	49,654
	5,020	05/08/27	2.309%	3 Month LIBOR(1)	—	(28,213)	(28,213)
	9,930	05/03/32	2.434%	3 Month LIBOR(2)	—	32,671	32,671
	16,725	02/15/36	2.338%	3 Month LIBOR(2)	(102,773)	(424,121)	(321,348)
	7,865	05/03/37	2.508%	3 Month LIBOR(1)	1	(28,682)	(28,683)

SEE NOTES TO FINANCIAL STATEMENTS.

A61

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

Interest rate swap agreements outstanding at June 30, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
2,905	02/15/42	1.369%	1 Day USOIS(1)	$202	$456,388	$456,186
1,835	09/27/46	1.380%	1 Day USOIS(1)	183	317,396	317,213

				$(159,667)	$5,047,692	$5,207,359

Securities with a combined market value of $14,043,226 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at June 30, 2017.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

(3)	The Portfolio pays the floating rate of 3 Month LIBOR plus 12 bps and receives the floating rate of 6 Month LIBOR.

(4)	The Portfolio pays the floating rate of 6 Month LIBOR and receives the floating rate of 3 Month LIBOR plus 11.75 bps.

Total return swap agreements outstanding at June 30, 2017:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreement:
Credit Suisse First Boston Corp.	01/12/41	4,687	Pay variable payments based on 1 Month LIBOR and receive fixed payments based on IOS.FN30.450.10 Index	$20,950	$(14,315)	$35,265

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair value measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$5,001,296	$—
Collateralized Loan Obligations	—	50,598,173	—
Consumer Loans	—	23,627,120	999,795
Home Equity Loans	—	33,032,360	—
Other	—	930,157	—
Residential Mortgage-Backed Securities	—	21,579,845	2,400,000
Student Loans	—	571,362	—
Bank Loans	—	12,823,457	1,036,932
Commercial Mortgage-Backed Securities	—	148,654,383	1,081,440
Corporate Bonds	—	475,306,576	—
Municipal Bonds	—	20,605,076	—
Residential Mortgage-Backed Securities	—	59,037,362	9,016,955
Sovereign Bonds	—	53,190,921	—
U.S. Government Agency Obligations	—	15,194,351	—
U.S. Treasury Obligations	—	56,303,941	—
Preferred Stocks	2,129,150	—	—
Affiliated Mutual Funds	156,260,938	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A62

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Options Purchased	$—	$1,959,807	$—
Options Written	—	(1,144,632)	—
Other Financial Instruments*
Futures Contracts	280,997	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(1,871,721)	—
OTC Cross Currency Exchange Contract	—	(626)	—
OTC Credit Default Swap Agreements	—	(47,603)	10,288
Centrally Cleared Credit Default Swap Agreements	—	(221,790)	—
OTC Currency Swap Agreements	—	112,975	—
Centrally Cleared Forward Rate Agreement	—	(279,149)	—
Centrally Cleared Interest Rate Swap Agreements	—	5,207,359	—
OTC Total Return Swap Agreement	—	20,950	—

Total	$158,671,085	$980,191,950	$14,545,410

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities Consumer Loans	Asset-Backed Securities Residential Mortgage-Backed Securities	Bank Loans	Commercial Mortgage- Backed Securities	Residential Mortgage- Backed Securities	Credit Default Swaps
Balance as of 12/31/16	$—	$3,440,000	$1,509,078	$—	$26,091,730	$18,991
Realized gain (loss)	—	—	26,147	—	156,749	—	***
Change in unrealized appreciation (depreciation)**	—	—	57,475	—	(3,482)	(8,703)
Purchases / Exchanges / Issuances	999,795	2,400,000	—	1,081,440	2,936,657	—
Sales/Paydowns	—	(3,440,000)	(1,509,078)	—	(17,076,617)	—
Accrued discount/premium	—	—	—	—	17,711	—
Transfers into Level 3	—	—	953,310	—	—	—
Transfers out of Level 3	—	—	—	—	(3,105,793)	—

Balance as of 06/30/17	$999,795	$2,400,000	$1,036,932	$1,081,440	$9,016,955	$10,288

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Of which, $129,233 was relating to securities held at the reporting period end.

***	The realized loss incurred during the period for other financial instruments was $20,054.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of June 30, 2017	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities Consumer Loans	$999,795	Market Approach	Single Broker Indicative Quote
Asset-Backed Securities Residential Mortgage-Backed Securities	2,400,000	Market Approach	Single Broker Indicative Quote
Bank Loans	1,036,932	Market Approach	Single Broker Indicative Quote
Commercial Mortgage-Backed Securities	1,081,440	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	9,016,955	Market Approach	Single Broker Indicative Quote
Credit Default Swap Agreements	10,288	Market Approach	Single Broker Indicative Quote

	$14,545,410

SEE NOTES TO FINANCIAL STATEMENTS.

A63

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$953,310	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote
Residential Mortgage-Backed Securities	$3,105,793	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

Industry classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Affiliated Mutual Funds (including 1.1% of collateral for securities on loan)	13.8%
Commercial Mortgage-Backed Securities	13.2
Banks	10.4
Residential Mortgage-Backed Securities	8.1
U.S. Treasury Obligations	4.9
Sovereign Bonds	4.7
Collateralized Loan Obligations	4.4
Home Equity Loans	2.9
Electric	3.5
Media	2.9
Oil & Gas	2.7
Consumer Loans	2.2
Insurance	2.0
Healthcare-Services	2.0
Municipal Bonds	1.8
Chemicals	1.6
Telecommunications	1.5
U.S. Government Agency Obligations	1.3
Software	1.0
Healthcare-Products	1.0
Food	0.8
Diversified Financial Services	0.8
Auto Manufacturers	0.8
Home Builders	0.7
Pipelines	0.7
Airlines	0.7
Pharmaceuticals	0.6
Semiconductors	0.6
Packaging & Containers	0.6
Miscellaneous Manufacturing	0.6
Retail	0.6
Commercial Services	0.5
Building Materials	0.5
Technology	0.4
Automobiles	0.4
Auto Parts & Equipment	0.4
Machinery-Diversified	0.4
Multi-National	0.4
Real Estate Investment Trusts (REITs)	0.3

Computers	0.3%
Agriculture	0.3
Gas	0.3
Lodging	0.3
Forest Products & Paper	0.3
Biotechnology	0.3
Mining	0.2
Retailers	0.2
Banking	0.2
Entertainment	0.2
Internet	0.2
Options Purchased	0.2
Transportation Services	0.2
Savings & Loans	0.1
Household Products/Wares	0.1
Transportation	0.1
Leisure Time	0.1
Office/Business Equipment	0.1
Health Care & Pharmaceutical	0.1
Electronics	0.1
Diversified Manufacturing	0.1
Other	0.1
Supermarkets	0.1
Housewares	0.1
Apparel	0.1
Home Furnishings	0.1
Oil & Gas Services	0.1
Student Loans	0.1
Beverages	0.0	*
Textiles	0.0	*
Iron/Steel	0.0	*
Real Estate	0.0	*

	101.4
Options Written	(0.1)
Liabilities in excess of other assets	(1.3)

	100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A64

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

Effects of derivative instruments on the financial statements and primary underlying risk exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	—	$—		Due from/to broker — variation margin swaps and centrally cleared forward rate agreements	$221,790	*
Credit contracts	Premiums paid for OTC swap agreements	50,672		Premiums received for OTC swap agreements	172,564
Credit contracts	Unrealized appreciation on OTC swap agreements	187,580		Unrealized depreciation on OTC swap agreements	103,003
Foreign exchange contracts	—	—		Unrealized depreciation on OTC cross currency exchange contracts	626
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	12,146		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,883,867
Interest rate contracts	Due from/to broker — variation margin futures	2,267,833	*	Due from/to broker — variation margin futures	1,986,836	*
Interest rate contracts	Due from/to broker — variation margin swaps and centrally cleared forward rate agreements	6,463,340	*	Due from/to broker — variation margin swaps and centrally cleared forward rate agreements	1,535,130	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	14,315
Interest rate contracts	Unaffiliated investments	1,959,807		Options written outstanding, at value	1,144,632
Interest rate contracts	Unrealized appreciation on OTC swap agreements	165,083		Unrealized depreciation on OTC swap agreements	16,843

Total		$11,106,461			$7,079,606

*	Includes cumulative appreciation (depreciation) as reported in schedule of open futures, centrally cleared swap contracts and centrally cleared forward rate agreements. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Contracts(2)	Forward Rate Agreements	Swaps	Total
Credit contracts	$—	$—	$—	$—	$—	$(377,096)	$(377,096)
Foreign exchange contracts	—	—	—	400,077	—	—	400,077
Interest rate contracts	(174,848)	76,794	10,480,355	—	69,694	556,745	11,008,740

Total	$(174,848)	$76,794	$10,480,355	$400,077	$69,694	$179,649	$11,031,721

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A65

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written	Futures	Forward & Cross Currency Contracts(4)	Forward Rate Agreements	Swaps	Total
Credit contracts	$—	$—	$—	$—	$—	$319,248	$319,248
Foreign exchange contracts	—	—	—	(2,728,404)	—	—	(2,728,404)
Interest rate contracts	(718,747)	673,387	4,411,390	—	(279,149)	(4,913,681)	(826,800)

Total	$(718,747)	$673,387	$4,411,390	$(2,728,404)	$(279,149)	$(4,594,433)	$(3,235,956)

(3)	Included in net unrealized appreciation (depreciation) on investment transactions in the Statement of Operations.

(4)	Included in net unrealized appreciaiton (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2017, the average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts—Purchased(3)
$912,913	$201,607,114	$760,409,258	$73,207,483	$684,735

Forward Foreign Currency Exchange Contracts—Sold(3)	Cross Currency Exchange Contracts(2)	Credit Default Swap Agreements—Buy Protection(4)	Credit Default Swap Agreements—Sell Protection(4)	Currency Swap Agreements(4)
$41,915,705	$252,012	$13,900,000	$32,935,667	$11,293,667

Forward Rate Agreements(4)	Inflation Swap Agreements(4)	Interest Rate Swap Agreements(4)	Total Return Swap Agreements(4)
$784,000,000	$8,727,360	$1,462,922,433	$4,948,000

(1)	Cost.

(2)	Value at Trade Date.

(3)	Value at Settlement Date.

(4)	Notional Amount in USD.

Financial instruments/transactions — summary of offsetting and netting arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(3)	Collateral Received(4)	Net Amount
Securities on Loan	$12,183,783	$(12,183,783)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(4)	Net Amount
Bank of America	$—	$—	$—	$—
Barclays Capital Group	948,187	(557,365)	(340,000)	50,822
Citigroup Global Markets	35,161	(35,161)	—	—
Credit Suisse First Boston Corp.	35,265	(14,315)	—	20,950
Goldman Sachs & Co.	48,328	(38,020)	—	10,308
Hong Kong & Shanghai Bank	129,818	(47,350)	—	82,468
JPMorgan Chase	999,773	(800,931)	—	198,842
Morgan Stanley	177,246	(172,518)	—	4,728
UBS AG	1,510	(1,510)	—	—

	$2,375,288

SEE NOTES TO FINANCIAL STATEMENTS.

A66

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(4)	Net Amount
Bank of America	$(105,139)	$—	$—	$(105,139)
Barclays Capital Group	(557,365)	557,365	—	—
Citigroup Global Markets	(1,549,701)	35,161	1,514,540	—
Credit Suisse First Boston Corp.	(14,315)	14,315	—	—
Goldman Sachs & Co.	(38,020)	38,020	—	—
Hong Kong & Shanghai Bank	(47,350)	47,350	—	—
JPMorgan Chase	(800,931)	800,931	—	—
Morgan Stanley	(172,518)	172,518	—	—
UBS AG	(50,511)	1,510	—	(49,001)

	$(3,335,850)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amount represents market value.

(4)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A67

DIVERSIFIED BOND PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(unaudited)

as of June 30, 2017

ASSETS
Investments at value, including securities on loan of $12,183,783:
Unaffiliated investments (cost $961,012,006)	$995,080,459
Affiliated investments (cost $159,932,660)	156,260,938
Cash	516,930
Foreign currency, at value (cost $2,100,179)	2,172,080
Cash segregated for counterparty - OTC	1,520,000
Dividends and interest receivable	8,448,727
Receivable for investments sold	5,875,261
Due from broker—variation margin swaps and centrally cleared forward rate agreements	524,539
Unrealized appreciation on OTC swap agreements	352,663
Tax reclaim receivable	51,717
Premiums paid for OTC swap agreements	50,672
Receivable for Series shares sold	16,636
Unrealized appreciation on OTC forward foreign currency exchange contracts	12,146
Prepaid expenses	1,286

Total Assets	1,170,884,054

LIABILITIES
Payable for investments purchased	18,282,465
Payable to broker for collateral for securities on loan	12,427,946
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,883,867
Due to broker—variation margin futures	1,190,743
Options written outstanding, at value (premiums received $1,818,019)	1,144,632
Management fee payable	371,361
Premiums received for OTC swap agreements	186,879
Accrued expenses and other liabilities	177,384
Payable for Series shares repurchased	134,686
Unrealized depreciation on OTC swap agreements	119,846
Affiliated transfer agent fee payable	980
Unrealized depreciation on OTC cross currency exchange contracts	626
Deferred trustees’ fees	522

Total Liabilities	35,921,937

NET ASSETS	$1,134,962,117

Net assets were comprised of:
Paid-in capital	$929,212,907
Retained earnings	205,749,210

Net assets, June 30, 2017	$1,134,962,117

Net asset value and redemption price per share $1,134,962,117 / 88,529,780 outstanding shares of beneficial interest	$12.82

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

NET INVESTMENT INCOME (LOSS)
Income
Interest income	$19,519,470
Affiliated dividend income	1,015,422
Unaffiliated dividend income	64,414
Income from securities lending, net (including affiliated income of $23,060)	29,946

Total income	20,629,252

EXPENSES
Management fee	2,208,877
Custodian and accounting fees	96,000
Shareholders’ reports	53,000
Audit fee	27,000
Trustees’ fees	10,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $2,900)	6,000
Miscellaneous	13,909

Total expenses	2,420,786

NET INVESTMENT INCOME (LOSS)	18,208,466

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $300)	3,496,215
Futures transactions	10,480,355
Options written transactions	76,794
Forward rate agreement transactions	69,694
Swap agreement transactions	179,649
Foreign currency transactions	390,696

14,693,403

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $178,692)	17,066,677
Futures	4,411,390
Options written	673,387
Forward rate agreements	(279,149)
Swap agreements	(4,594,433)
Foreign currencies	(2,398,689)

14,879,183

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	29,572,586

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$47,781,052

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$18,208,466	$39,465,698
Net realized gain (loss) on investment and foreign currency transactions	14,693,403	(3,347,958)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	14,879,183	23,594,004

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	47,781,052	59,711,744

SERIES SHARE TRANSACTIONS
Series shares sold [1,532,948 and 2,764,375 shares, respectively]	19,509,259	34,011,481
Series shares repurchased [2,944,757 and 6,055,908 shares, respectively]	(36,906,812)	(74,059,176)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(17,397,553)	(40,047,695)

CAPITAL CONTRIBUTIONS	—	20,597

TOTAL INCREASE (DECREASE)	30,383,499	19,684,646
NET ASSETS:
Beginning of period	1,104,578,618	1,084,893,972

End of period	$1,134,962,117	$1,104,578,618

SEE NOTES TO FINANCIAL STATEMENTS.

A68

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 1.9%
Boeing Co. (The)	167,444	$33,112,051
United Technologies Corp.	354,691	43,311,318

		76,423,369

Automobiles — 1.1%
Tesla, Inc.*(a)	120,660	43,631,863

Banks — 9.1%
Bank of America Corp.	2,474,256	60,025,451
BB&T Corp.	806,736	36,633,882
Citigroup, Inc.	734,267	49,107,777
JPMorgan Chase & Co.	1,691,178	154,573,669
PNC Financial Services Group, Inc. (The)	314,667	39,292,468
Wells Fargo & Co.	491,747	27,247,701

		366,880,948

Beverages — 0.6%
Monster Beverage Corp.*	447,039	22,208,898

Biotechnology — 4.3%
BioMarin Pharmaceutical, Inc.*	349,226	31,716,705
Celgene Corp.*	410,912	53,365,141
Regeneron Pharmaceuticals, Inc.*	60,978	29,948,735
Shire PLC, ADR	148,952	24,617,297
Vertex Pharmaceuticals, Inc.*	264,688	34,110,343

		173,758,221

Capital Markets — 1.1%
Goldman Sachs Group, Inc. (The)	198,369	44,018,081

Chemicals — 1.5%
Dow Chemical Co. (The)	483,334	30,483,875
FMC Corp.	392,768	28,691,703

		59,175,578

Communications Equipment — 0.7%
Cisco Systems, Inc.	887,887	27,790,863

Consumer Finance — 1.7%
Capital One Financial Corp.	441,465	36,473,838
SLM Corp.*	2,815,769	32,381,344

		68,855,182

Containers & Packaging — 0.4%
Sealed Air Corp.	396,986	17,769,093

Electric Utilities — 1.8%
Exelon Corp.	792,844	28,597,883
PG&E Corp.	686,623	45,571,169

		74,169,052

Electrical Equipment — 0.9%
Eaton Corp. PLC	450,412	35,055,566

Electronic Equipment, Instruments & Components — 1.0%
Flex Ltd.*	2,489,691	40,606,860

Energy Equipment & Services — 1.3%
Halliburton Co.	1,269,809	54,233,542

Equity Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.	220,753	29,210,037
Crown Castle International Corp.	307,094	30,764,677

		59,974,714

COMMON STOCKS (continued)	Shares	Value
Food & Staples Retailing — 0.8%
Wal-Mart Stores, Inc.	426,628	$32,287,207

Food Products — 1.2%
Conagra Brands, Inc.	813,870	29,103,991
Mondelez International, Inc. (Class A Stock)	489,548	21,143,578

		50,247,569

Health Care Equipment & Supplies — 1.4%
Boston Scientific Corp.*	740,751	20,533,618
Zimmer Biomet Holdings, Inc.	270,361	34,714,352

		55,247,970

Health Care Providers & Services — 1.7%
Cigna Corp.	215,116	36,008,267
Laboratory Corp. of America Holdings*	219,616	33,851,610

		69,859,877

Hotels, Restaurants & Leisure — 2.9%
Carnival Corp.	516,316	33,854,840
Marriott International, Inc. (Class A Stock)	503,624	50,518,523
McDonald’s Corp.	215,586	33,019,152

		117,392,515

Household Durables — 0.5%
Newell Brands, Inc.	358,590	19,227,596

Household Products — 1.1%
Procter & Gamble Co. (The)	531,330	46,305,410

Industrial Conglomerates — 0.5%
General Electric Co.	705,847	19,064,927

Insurance — 2.0%
Chubb Ltd.	299,622	43,559,047
MetLife, Inc.	679,144	37,312,171

		80,871,218

Internet & Direct Marketing Retail — 6.1%
Amazon.com, Inc.*	114,268	110,611,424
Netflix, Inc.*	479,964	71,711,421
Priceline Group, Inc. (The)*	33,662	62,965,444

		245,288,289

Internet Software & Services — 11.8%
Alibaba Group Holding Ltd. (China), ADR*(a)	726,117	102,309,885
Alphabet, Inc. (Class A Stock)*	83,408	77,542,750
Alphabet, Inc. (Class C Stock)*	55,410	50,352,729
eBay, Inc.*	1,105,186	38,593,095
Facebook, Inc. (Class A Stock)*	682,476	103,040,227
MercadoLibre, Inc. (Argentina)	112,630	28,256,614
Tencent Holdings Ltd. (China)	2,163,894	77,629,612

		477,724,912

IT Services — 3.9%
DXC Technology Co.	258,504	19,832,427
Mastercard, Inc. (Class A Stock)	522,192	63,420,218
Visa, Inc. (Class A Stock)(a)	768,760	72,094,313

		155,346,958

SEE NOTES TO FINANCIAL STATEMENTS.

A69

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Machinery — 0.9%
Parker-Hannifin Corp.	235,169	$37,584,710

Media — 3.7%
Charter Communications, Inc. (Class A Stock)*	156,363	52,670,877
Comcast Corp. (Class A Stock)	1,135,486	44,193,115
Liberty Global PLC (United Kingdom) (Class C Stock)*	440,280	13,727,931
Twenty-First Century Fox, Inc. (Class A Stock)	692,754	19,632,648
Viacom, Inc. (Class B Stock)	524,283	17,600,180

		147,824,751

Oil, Gas & Consumable Fuels — 3.6%
Anadarko Petroleum Corp.	277,508	12,582,213
Chevron Corp.	430,962	44,962,265
Noble Energy, Inc.	679,410	19,227,303
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	778,979	41,433,893
Suncor Energy, Inc. (Canada)	885,009	25,858,260

		144,063,934

Pharmaceuticals — 5.5%
Allergan PLC	305,758	74,326,712
Bristol-Myers Squibb Co.	673,928	37,551,268
Eli Lilly & Co.	359,028	29,548,005
Merck & Co., Inc.	586,747	37,604,615
Pfizer, Inc.	1,316,280	44,213,845

		223,244,445

Road & Rail — 2.0%
CSX Corp.	636,597	34,732,732
Ryder System, Inc.	237,420	17,089,492
Union Pacific Corp.	274,130	29,855,498

		81,677,722

Semiconductors & Semiconductor Equipment — 3.6%
Broadcom Ltd.	246,715	57,496,931
NVIDIA Corp.	417,362	60,333,851
Texas Instruments, Inc.	375,338	28,874,752

		146,705,534

Software — 9.5%
Activision Blizzard, Inc.	1,043,539	60,076,540
Adobe Systems, Inc.*	493,157	69,752,126
Microsoft Corp.	1,856,752	127,985,915
PTC, Inc.*	526,915	29,043,555
salesforce.com, Inc.*	703,243	60,900,844
Workday, Inc. (Class A Stock)*(a)	373,377	36,217,569

		383,976,549

Specialty Retail — 1.1%
Industria de Diseno Textil SA (Spain), ADR(a)	2,332,223	44,895,293

Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	1,089,544	156,916,127

COMMON STOCKS (continued)	Shares	Value
Textiles, Apparel & Luxury Goods — 2.0%
adidas AG (Germany), ADR(a)	424,445	$40,733,987
Coach, Inc.	808,644	38,281,207

		79,015,194

Wireless Telecommunication Services — 0.7%
Vodafone Group PLC (United Kingdom), ADR	980,721	28,176,114

TOTAL LONG-TERM INVESTMENTS (cost $2,767,854,165)		4,007,496,651

SHORT-TERM INVESTMENTS — 6.1%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	58,490,313	58,490,313
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $189,066,899; includes $188,843,452 of cash collateral for securities on loan)(b)(w)	189,066,118	189,085,024

TOTAL SHORT-TERM INVESTMENTS (cost $247,557,212)		247,575,337

TOTAL INVESTMENTS — 105.4% (cost $3,015,411,377)		4,255,071,988
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.4)%		(218,014,163)

NET ASSETS — 100.0%		$4,037,057,825

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $184,730,944; cash collateral of $188,843,452 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A70

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

Fair value measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$76,423,369	$—	$—
Automobiles	43,631,863	—	—
Banks	366,880,948	—	—
Beverages	22,208,898	—	—
Biotechnology	173,758,221	—	—
Capital Markets	44,018,081	—	—
Chemicals	59,175,578	—	—
Communications Equipment	27,790,863	—	—
Consumer Finance	68,855,182	—	—
Containers & Packaging	17,769,093	—	—
Electric Utilities	74,169,052	—	—
Electrical Equipment	35,055,566	—	—
Electronic Equipment, Instruments & Components	40,606,860	—	—
Energy Equipment & Services	54,233,542	—	—
Equity Real Estate Investment Trusts (REITs)	59,974,714	—	—
Food & Staples Retailing	32,287,207	—	—
Food Products	50,247,569	—	—
Health Care Equipment & Supplies	55,247,970	—	—
Health Care Providers & Services	69,859,877	—	—
Hotels, Restaurants & Leisure	117,392,515	—	—
Household Durables	19,227,596	—	—
Household Products	46,305,410	—	—
Industrial Conglomerates	19,064,927	—	—
Insurance	80,871,218	—	—
Internet & Direct Marketing Retail	245,288,289	—	—
Internet Software & Services	400,095,300	77,629,612	—
IT Services	155,346,958	—	—
Machinery	37,584,710	—	—
Media	147,824,751	—	—
Oil, Gas & Consumable Fuels	144,063,934	—	—
Pharmaceuticals	223,244,445	—	—
Road & Rail	81,677,722	—	—
Semiconductors & Semiconductor Equipment	146,705,534	—	—
Software	383,976,549	—	—
Specialty Retail	44,895,293	—	—
Technology Hardware, Storage & Peripherals	156,916,127	—	—
Textiles, Apparel & Luxury Goods	79,015,194	—	—
Wireless Telecommunication Services	28,176,114	—	—
Affiliated Mutual Funds	247,575,337	—	—

Total	$4,177,442,376	$77,629,612	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A71

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

Industry classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Internet Software & Services	11.8%
Software	9.5
Banks	9.1
Affiliated Mutual Funds (including 4.7% of collateral for securities on loan)	6.1
Internet & Direct Marketing Retail	6.1
Pharmaceuticals	5.5
Biotechnology	4.3
Technology Hardware, Storage & Peripherals	3.9
IT Services	3.9
Media	3.7
Semiconductors & Semiconductor Equipment	3.6
Oil, Gas & Consumable Fuels	3.6
Hotels, Restaurants & Leisure	2.9
Road & Rail	2.0
Insurance	2.0
Textiles, Apparel & Luxury Goods	2.0
Aerospace & Defense	1.9
Electric Utilities	1.8
Health Care Providers & Services	1.7
Consumer Finance	1.7
Equity Real Estate Investment Trusts (REITs)	1.5

Chemicals	1.5%
Health Care Equipment & Supplies	1.4
Energy Equipment & Services	1.3
Food Products	1.2
Household Products	1.1
Specialty Retail	1.1
Capital Markets	1.1
Automobiles	1.1
Electronic Equipment, Instruments & Components	1.0
Machinery	0.9
Electrical Equipment	0.9
Food & Staples Retailing	0.8
Wireless Telecommunication Services	0.7
Communications Equipment	0.7
Beverages	0.6
Household Durables	0.5
Industrial Conglomerates	0.5
Containers & Packaging	0.4

105.4
Liabilities in excess of other assets	(5.4)

100.0%

Financial instruments/transactions — summary of offsetting and netting arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	184,730,944	$(184,730,944)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A72

EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(unaudited)

as of June 30, 2017

ASSETS
Investments at value, including securities on loan of $184,730,944:
Unaffiliated investments (cost $2,767,854,165)	$4,007,496,651
Affiliated investments (cost $247,557,212)	247,575,337
Receivable for investments sold	23,858,029
Dividends receivable	3,276,384
Tax reclaim receivable	1,276,223
Receivable for Series shares sold	2,892
Prepaid expenses	4,004

Total assets	4,283,489,520

LIABILITIES
Payable to broker for collateral for securities on loan	188,843,452
Payable for investments purchased	54,635,541
Management fee payable	1,506,739
Payable for Series shares repurchased	974,389
Accrued expenses and other liabilities	469,718
Affiliated transfer agent fee payable	980
Distribution fee payable	412
Administration fee payable	324
Deferred trustees’ fees	140

Total liabilities	246,431,695

NET ASSETS	$4,037,057,825

Net assets were comprised of:
Paid-in capital	$1,527,239,313
Retained earnings	2,509,818,512

Net assets, June 30, 2017	$4,037,057,825

CLASS I:
Net asset value and redemption price per share $4,035,181,111 / 88,406,030 outstanding shares of beneficial interest	$45.64

CLASS II:
Net asset value and redemption price per share $1,876,714 / 41,417 outstanding shares of beneficial interest	$45.31

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net) (foreign withholding taxes of $676,555, of which $343,486 is reimbursable by an affiliate)	$26,150,748
Income from securities lending, net (including affiliated income of $248,206)	353,668
Affiliated dividend income	274,026

Total income	26,778,442

EXPENSES
Management fee	8,821,071
Distribution fee—Class II	2,248
Administration fee—Class II	1,349
Custodian and accounting fees	222,000
Shareholders’ reports	120,000
Insurance expenses	23,000
Trustees’ fees	22,000
Audit fee	13,000
Legal fees and expenses	10,000
Transfer agent’s fees and expenses (including affiliated expense of $2,900)	6,000
Miscellaneous	12,811

Total expenses	9,253,479

NET INVESTMENT INCOME (LOSS)	17,524,963

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $10,357)	126,185,931
Foreign currency transactions	(75,619)

126,110,312

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(38,277))	279,262,029
Foreign currencies	98,626

279,360,655

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	405,470,967

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$422,995,930

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$17,524,963	$36,343,383
Net realized gain (loss) on investment and foreign currency transactions	126,110,312	217,876,396
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	279,360,655	(128,098,315)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	422,995,930	126,121,464

SERIES SHARE TRANSACTIONS
Series shares sold	3,729,728	9,112,648
Series shares repurchased	(133,058,804)	(243,276,531)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(129,329,076)	(234,163,883)

CAPITAL CONTRIBUTIONS	—	3,315,979

TOTAL INCREASE (DECREASE)	293,666,854	(104,726,440)
NET ASSETS:
Beginning of period	3,743,390,971	3,848,117,411

End of period	$4,037,057,825	$3,743,390,971

SEE NOTES TO FINANCIAL STATEMENTS.

A73

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 94.7%
COMMON STOCKS — 59.7%	Shares	Value
Aerospace & Defense — 1.5%
Arconic, Inc.	47,700	$1,080,405
Boeing Co. (The)	18,300	3,618,825
Huntington Ingalls Industries, Inc.	61,200	11,392,992
Lockheed Martin Corp.	79,300	22,014,473
Northrop Grumman Corp.	49,600	12,732,816
Safran SA (France)	511	46,862
Singapore Technologies Engineering Ltd. (Singapore)	4,800	12,823
Spirit AeroSystems Holdings, Inc. (Class A Stock)	88,500	5,127,690
Thales SA (France)	326	35,086
United Technologies Corp.	15,700	1,917,127

		57,979,099

Air Freight & Logistics — 0.5%
Deutsche Post AG (Germany)	3,123	117,232
FedEx Corp.	82,700	17,973,191

		18,090,423

Airlines — 0.0%
Deutsche Lufthansa AG (Germany)	15,603	355,586
International Consolidated Airlines Group SA (United Kingdom)	2,273	18,060

		373,646

Auto Components — 0.3%
Aisin Seiki Co. Ltd. (Japan)	5,700	293,018
Bridgestone Corp. (Japan)	1,600	69,171
Cie Generale des Etablissements Michelin (France)	439	58,428
Cooper-Standard Holdings, Inc.*	18,600	1,876,182
GKN PLC (United Kingdom)	29,111	123,652
Koito Manufacturing Co. Ltd. (Japan)	300	15,513
Lear Corp.	65,200	9,263,616
Sumitomo Electric Industries Ltd. (Japan)	2,300	35,582
Toyoda Gosei Co. Ltd. (Japan)	2,200	52,715

		11,787,877

Automobiles — 0.7%
Bayerische Motoren Werke AG (Germany)	1,027	95,519
Daimler AG (Germany)	2,990	216,861
Ferrari NV (Italy)	347	29,860
Fiat Chrysler Automobiles NV (United Kingdom)*	2,674	28,250
Ford Motor Co.	828,800	9,274,272
General Motors Co.	547,200	19,113,696
Honda Motor Co. Ltd. (Japan)	5,000	136,990
Mitsubishi Motors Corp. (Japan)	25,600	169,297
Peugeot SA (France)	1,508	30,054
Suzuki Motor Corp. (Japan)	7,700	366,812
Toyota Motor Corp. (Japan)	3,300	173,459
Volkswagen AG (Germany)	91	14,134

		29,649,204

COMMON STOCKS (continued)	Shares	Value
Banks — 3.8%
ABN AMRO Group NV (Netherlands) CVA, 144A	850	$22,518
Aozora Bank Ltd. (Japan)	4,000	15,272
Banco Santander SA (Spain)	4,418	29,335
Bank Leumi Le-Israel BM (Israel)	4,340	21,086
Bank of America Corp.	1,356,900	32,918,394
BB&T Corp.	175,500	7,969,455
Bendigo & Adelaide Bank Ltd. (Australia)	27,922	237,688
BNP Paribas SA (France)	2,760	198,700
Citigroup, Inc.	134,100	8,968,608
Commonwealth Bank of Australia (Australia)	5,419	344,736
Credit Agricole SA (France)	17,551	282,718
Danske Bank A/S (Denmark)	9,296	357,646
DBS Group Holdings Ltd. (Singapore)	5,500	82,779
DNB ASA (Norway)	3,054	51,994
HSBC Holdings PLC (United Kingdom)	69,349	643,698
ING Groep NV (Netherlands)	30,631	528,777
Intesa Sanpaolo SpA (Italy) RSP	2,701	8,036
JPMorgan Chase & Co.	559,094	51,101,192
KBC Group NV (Belgium)	4,257	322,762
Lloyds Banking Group PLC (United Kingdom)	477,136	411,187
Mebuki Financial Group, Inc. (Japan)	2,850	10,641
Mitsubishi UFJ Financial Group, Inc. (Japan)	2,800	18,886
Mizuho Financial Group, Inc. (Japan)	71,600	131,277
Natixis SA (France)	44,014	295,454
Nordea Bank AB (Sweden)	9,310	118,576
Oversea-Chinese Banking Corp. Ltd. (Singapore)	9,800	76,767
PNC Financial Services Group, Inc. (The)	164,200	20,503,654
Resona Holdings, Inc. (Japan)	6,800	37,562
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	4,690	56,780
Societe Generale SA (France)	1,141	61,529
Sumitomo Mitsui Financial Group, Inc. (Japan)	3,200	124,942
SunTrust Banks, Inc.	71,200	4,038,464
Swedbank AB (Sweden) (Class A Stock)	13,412	327,331
United Overseas Bank Ltd. (Singapore)	4,100	68,833
Wells Fargo & Co.	393,912	21,826,664
Westpac Banking Corp. (Australia)	10,625	248,773

		152,462,714

Beverages — 0.8%
Anheuser-Busch InBev SA/NV (Belgium)	189	20,875
Asahi Group Holdings Ltd. (Japan)	1,100	41,426
Coca-Cola Co. (The)	379,100	17,002,635

SEE NOTES TO FINANCIAL STATEMENTS.

A74

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Beverages (continued)
Coca-Cola European Partners PLC (United Kingdom)	644	$26,093
Constellation Brands, Inc. (Class A Stock)	20,200	3,913,346
Diageo PLC (United Kingdom)	9,288	274,478
Heineken Holding NV (Netherlands)	175	16,041
Kirin Holdings Co. Ltd. (Japan)	2,700	55,076
PepsiCo, Inc.	105,420	12,174,956
Pernod Ricard SA (France)	658	88,111

		33,613,037

Biotechnology — 2.2%
AbbVie, Inc.	359,200	26,045,592
Amgen, Inc.	50,008	8,612,878
Biogen, Inc.*	49,000	13,296,640
Celgene Corp.*	203,500	26,428,545
CSL Ltd. (Australia)	1,418	150,491
Gilead Sciences, Inc.	175,400	12,414,812

		86,948,958

Building Products — 0.1%
Asahi Glass Co. Ltd. (Japan)	7,600	320,970
Continental Building Products, Inc.*	71,500	1,665,950
Daikin Industries Ltd. (Japan)	700	71,814
Universal Forest Products, Inc.	19,000	1,658,890

		3,717,624

Capital Markets — 1.3%
Ameriprise Financial, Inc.	6,100	776,469
BGC Partners, Inc. (Class A Stock)	99,800	1,261,472
Goldman Sachs Group, Inc. (The)	45,700	10,140,830
Hargreaves Lansdown PLC (United Kingdom)	4,965	84,194
Julius Baer Group Ltd. (Switzerland)*	299	15,798
LPL Financial Holdings, Inc.	36,000	1,528,560
Macquarie Group Ltd. (Australia)	4,917	334,374
Morgan Stanley	139,400	6,211,664
Nomura Holdings, Inc. (Japan)	33,700	203,226
Partners Group Holding AG (Switzerland)	480	298,037
Raymond James Financial, Inc.	178,000	14,279,160
S&P Global, Inc.	120,600	17,606,394
Schroders PLC (United Kingdom)	2,261	91,426

		52,831,604

Chemicals — 1.3%
AdvanSix, Inc.*	7,116	222,304
Arkema SA (France)	201	21,465
Asahi Kasei Corp. (Japan)	3,000	32,365
BASF SE (Germany)	3,896	361,585
Chemours Co. (The)	382,900	14,519,568
Covestro AG (Germany), 144A	3,542	256,774
Daicel Corp. (Japan)	900	11,249
EMS-Chemie Holding AG (Switzerland)	245	180,910
Evonik Industries AG (Germany)	625	20,004

COMMON STOCKS (continued)	Shares	Value
Chemicals (continued)
Hitachi Chemical Co. Ltd. (Japan)	300	$8,994
JSR Corp. (Japan)	600	10,387
Kuraray Co. Ltd. (Japan)	1,000	18,209
LyondellBasell Industries NV (Class A Stock)	200,100	16,886,439
Mitsubishi Chemical Holdings Corp. (Japan)	38,200	318,273
Mitsubishi Gas Chemical Co., Inc. (Japan)	600	12,744
Mitsui Chemicals, Inc. (Japan)	42,000	223,666
Sherwin-Williams Co. (The)	46,500	16,319,640
Shin-Etsu Chemical Co. Ltd. (Japan)	1,200	109,215
Sika AG (Switzerland)	7	44,941
Sumitomo Chemical Co. Ltd. (Japan)	5,000	28,899
Teijin Ltd. (Japan)	12,700	245,073
Tosoh Corp. (Japan)	2,000	20,612
Trinseo SA	11,800	810,660

		50,683,976

Commercial Services & Supplies — 0.1%
Herman Miller, Inc.	32,800	997,120
ISS A/S (Denmark)	2,504	98,360
Steelcase, Inc. (Class A Stock)	101,600	1,422,400
Toppan Printing Co. Ltd. (Japan)	2,000	21,992

		2,539,872

Communications Equipment — 0.5%
Cisco Systems, Inc.	400,700	12,541,910
Juniper Networks, Inc.	293,700	8,188,356

		20,730,266

Construction & Engineering — 0.3%
Argan, Inc.	39,200	2,352,000
Bouygues SA (France)	648	27,300
EMCOR Group, Inc.	53,100	3,471,678
HOCHTIEF AG (Germany)	1,258	230,943
Kajima Corp. (Japan)	4,000	33,807
MasTec, Inc.*	135,000	6,095,250
Obayashi Corp. (Japan)	27,600	325,187
Skanska AB (Sweden) (Class B Stock)	725	17,216
Taisei Corp. (Japan)	21,000	192,077
Vinci SA (France)	432	36,850

		12,782,308

Consumer Finance — 0.6%
Capital One Financial Corp.	209,700	17,325,414
Navient Corp.	407,600	6,786,540

		24,111,954

Containers & Packaging — 0.3%
Owens-Illinois, Inc.*	120,400	2,879,968
WestRock Co.	187,200	10,606,752

		13,486,720

Distributors — 0.4%
Genuine Parts Co.	82,400	7,643,424
LKQ Corp.*	247,500	8,155,125

		15,798,549

SEE NOTES TO FINANCIAL STATEMENTS.

A75

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc. (Class B Stock)*	102,100	$17,292,677
Investor AB (Sweden) (Class B Stock)	1,419	68,462
Leucadia National Corp.	89,800	2,349,168
ORIX Corp. (Japan)	19,100	297,193

		20,007,500

Diversified Telecommunication Services — 1.6%
AT&T, Inc.	841,720	31,758,096
HKT Trust & HKT Ltd. (Hong Kong)	12,000	15,739
Nippon Telegraph & Telephone Corp. (Japan)	7,700	363,472
Orange SA (France)	18,394	292,739
Telecom Italia SpA (Italy)*	321,970	297,878
Telecom Italia SpA (Italy)	18,981	14,046
Telefonica SA (Spain)	13,765	142,490
Verizon Communications, Inc.	728,988	32,556,604

		65,441,064

Electric Utilities — 0.8%
AusNet Services (Australia)	5,286	7,048
Chubu Electric Power Co., Inc. (Japan)	1,900	25,267
CK Infrastructure Holdings Ltd. (Hong Kong)	1,000	8,400
CLP Holdings Ltd. (Hong Kong)	8,000	84,595
EDP-Energias de Portugal SA (Portugal)	46,235	151,245
Endesa SA (Spain)	7,667	176,867
Enel SpA (Italy)	81,879	439,159
Exelon Corp.	122,700	4,425,789
FirstEnergy Corp.	462,300	13,480,668
Iberdrola SA (Spain)	16,274	128,962
Kansai Electric Power Co., Inc. (The) (Japan)	2,000	27,579
PPL Corp.	326,800	12,634,088
Red Electrica Corp. SA (Spain)	331	6,925
SSE PLC (United Kingdom)	2,935	55,534
Terna Rete Elettrica Nazionale SpA (Italy)	4,613	24,916
Tohoku Electric Power Co., Inc. (Japan)	1,300	18,017

		31,695,059

Electrical Equipment — 0.5%
Emerson Electric Co.	293,900	17,522,318
Gamesa Corp. Tecnologica SA (Spain)	750	16,047
Nidec Corp. (Japan)	700	71,918
Vestas Wind Systems A/S (Denmark)	3,917	361,803

		17,972,086

Electronic Equipment, Instruments & Components — 0.0%
Hirose Electric Co. Ltd. (Japan)	100	14,310
Hitachi High-Technologies Corp. (Japan)	200	7,789

COMMON STOCKS (continued)	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Hitachi Ltd. (Japan)	59,000	$363,776
Keyence Corp. (Japan)	300	132,068
Kyocera Corp. (Japan)	2,900	168,550
TDK Corp. (Japan)	1,800	118,984

		805,477

Energy Equipment & Services — 0.1%
McDermott International, Inc.*	610,100	4,374,417
Unit Corp.*	25,100	470,123

		4,844,540

Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.	140,500	18,590,960
CoreCivic, Inc.	124,600	3,436,468
Crown Castle International Corp.	22,500	2,254,050
Franklin Street Properties Corp.	64,700	716,876
GEO Group, Inc. (The)	253,350	7,491,560
Goodman Group (Australia)	14,397	87,012
Hammerson PLC (United Kingdom)	2,446	18,301
Land Securities Group PLC (United Kingdom)	20,497	270,616
Nippon Building Fund, Inc. (Japan)	4	20,410
Outfront Media, Inc.	58,600	1,354,832
Prologis, Inc.	92,900	5,447,656
Spirit Realty Capital, Inc.(a)	632,200	4,684,602
Stockland (Australia)	80,765	271,604
VEREIT, Inc.	642,300	5,228,322
Weyerhaeuser Co.	91,800	3,075,300

		52,948,569

Food & Staples Retailing — 1.5%
Carrefour SA (France)	667	16,863
Casino Guichard Perrachon SA (France)	176	10,424
CVS Health Corp.	56,900	4,578,174
Distribuidora Internacional de Alimentacion SA (Spain)	1,879	11,726
ICA Gruppen AB (Sweden)(a)	8,166	304,199
J Sainsbury PLC (United Kingdom)	92,828	304,483
Jeronimo Martins SGPS SA (Portugal)	779	15,209
Koninklijke Ahold Delhaize NV (Netherlands)	3,962	75,624
Kroger Co. (The)	298,200	6,954,024
METRO AG (Germany)	545	18,411
Wal-Mart Stores, Inc.	356,600	26,987,488
Walgreens Boots Alliance, Inc.	262,300	20,540,713
Wesfarmers Ltd. (Australia)	1,818	56,058
WM Morrison Supermarkets PLC (United Kingdom)	31,898	100,187

		59,973,583

Food Products — 1.0%
Archer-Daniels-Midland Co.	232,100	9,604,298
Conagra Brands, Inc.	358,400	12,816,384
Golden Agri-Resources Ltd. (Singapore)	715,300	194,831
Marine Harvest ASA (Norway)	16,965	290,258
Nestle SA (Switzerland)	6,464	563,775

SEE NOTES TO FINANCIAL STATEMENTS.

A76

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Food Products (continued)
NH Foods Ltd. (Japan)	3,000	$91,260
Orkla ASA (Norway)	2,557	25,989
Sanderson Farms, Inc.	12,500	1,445,625
Tate & Lyle PLC (United Kingdom)	10,666	91,924
Tyson Foods, Inc. (Class A Stock)	246,300	15,425,769
WH Group Ltd. (Hong Kong), 144A	334,000	337,264
Wilmar International Ltd. (Singapore)	23,700	57,647

		40,945,024

Gas Utilities — 0.2%
Atmos Energy Corp.	23,500	1,949,325
Gas Natural SDG SA (Spain)	1,102	25,796
UGI Corp.	117,000	5,663,970

		7,639,091

Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	499,600	24,285,556
Baxter International, Inc.	319,800	19,360,692
Cochlear Ltd. (Australia)	175	20,902
Danaher Corp.	216,600	18,278,874
Hoya Corp. (Japan)	1,000	52,061
Medtronic PLC	163,100	14,475,125
Smith & Nephew PLC (United Kingdom)	2,714	46,867
Straumann Holding AG (Switzerland)	20	11,389
Stryker Corp.	64,900	9,006,822

		85,538,288

Health Care Providers & Services — 2.0%
Alfresa Holdings Corp. (Japan)	600	11,600
Anthem, Inc.	99,100	18,643,683
Cigna Corp.	57,500	9,624,925
Express Scripts Holding Co.*	257,400	16,432,416
Fresenius Medical Care AG & Co. KGaA (Germany)	671	64,749
Fresenius SE & Co. KGaA (Germany)	1,261	108,261
HCA Holdings, Inc.*	126,300	11,013,360
Medipal Holdings Corp. (Japan)	14,400	267,006
Ramsay Health Care Ltd. (Australia)	417	23,595
Ryman Healthcare Ltd. (New Zealand)	1,106	6,719
Sonic Healthcare Ltd. (Australia)	4,866	90,599
UnitedHealth Group, Inc.	119,500	22,157,690

		78,444,603

Health Care Technology — 0.0%
Cerner Corp.*	18,300	1,216,401

Hotels, Restaurants & Leisure — 1.5%
Aristocrat Leisure Ltd. (Australia)	22,502	390,115
Carnival Corp.	16,200	1,062,234
Carnival PLC	585	38,682
Extended Stay America, Inc.	351,400	6,803,104
Galaxy Entertainment Group Ltd. (Hong Kong)	13,000	78,901

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure (continued)
Genting Singapore PLC (Singapore)	18,400	$14,497
Intercontinental Hotels Group PLC (United Kingdom)	581	32,265
McDonald’s Corp.	203,400	31,152,744
Sodexo SA (France)	287	37,093
Tui AG (Germany)	1,434	20,905
Yum China Holdings, Inc.*	211,300	8,331,559
Yum! Brands, Inc.	162,000	11,949,120

		59,911,219

Household Durables — 0.5%
Barratt Developments PLC (United Kingdom)	3,003	22,055
D.R. Horton, Inc.	457,600	15,819,232
Husqvarna AB (Sweden) (Class B Stock)	1,267	12,594
NVR, Inc.*	1,400	3,374,854
Panasonic Corp. (Japan)	6,700	91,289
Persimmon PLC (United Kingdom)	7,468	218,115
Sekisui House Ltd. (Japan)	1,700	30,045
Sharp Corp. (Japan)*	5,000	18,534
Sony Corp. (Japan)	3,900	148,761
Taylor Morrison Home Corp. (Class A Stock)*	51,400	1,234,114
Taylor Wimpey PLC (United Kingdom)	121,301	278,563

		21,248,156

Household Products — 0.8%
Essity AB (Sweden) (Class B Stock)*	123	3,365
Henkel AG & Co. KGaA (Germany)	321	38,884
Kimberly-Clark Corp.	129,800	16,758,478
Procter & Gamble Co. (The)	191,105	16,654,801
Reckitt Benckiser Group PLC (United Kingdom)	213	21,593

		33,477,121

Independent Power & Renewable Electricity Producers — 0.3%
AES Corp.	1,049,100	11,655,501

Industrial Conglomerates — 1.0%
3M Co.	86,400	17,987,616
CK Hutchison Holdings Ltd. (Hong Kong)	28,000	351,387
General Electric Co.	217,492	5,874,459
Honeywell International, Inc.	106,700	14,222,043
Jardine Matheson Holdings Ltd. (Hong Kong)	800	51,360
Siemens AG (Germany)	3,594	494,370

		38,981,235

Insurance — 2.0%
Aflac, Inc.	88,900	6,905,752
AIA Group Ltd. (Hong Kong)	17,200	125,841
Allianz SE (Germany)	1,427	281,608
Allstate Corp. (The)	213,400	18,873,096
American International Group, Inc.	286,600	17,918,232

SEE NOTES TO FINANCIAL STATEMENTS.

A77

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
Assurant, Inc.	43,300	$4,489,777
Aviva PLC (United Kingdom)	12,647	86,751
AXA SA (France)	5,157	141,216
Baloise Holding AG (Switzerland)	154	23,855
Direct Line Insurance Group PLC (United Kingdom)	4,278	19,810
Gjensidige Forsikring ASA (Norway)	16,563	282,729
Hannover Rueck SE (Germany)	1,014	121,795
Legal & General Group PLC (United Kingdom)	63,839	214,819
Medibank Pvt Ltd. (Australia)	8,453	18,200
MetLife, Inc.	331,300	18,201,622
MS&AD Insurance Group Holdings, Inc. (Japan)	8,700	293,440
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	207	41,887
NN Group NV (Netherlands)	991	35,164
Prudential PLC (United Kingdom)	8,035	184,435
QBE Insurance Group Ltd. (Australia)	4,122	37,413
Sampo OYJ (Finland) (Class A Stock)	1,855	95,172
SCOR SE (France)	535	21,254
Swiss Life Holding AG (Switzerland)	971	328,462
Swiss Re AG (Switzerland)	1,017	93,201
Unum Group	278,200	12,972,466

		81,807,997

Internet & Direct Marketing Retail — 1.2%
Amazon.com, Inc.*	34,500	33,396,000
Liberty Interactive Corp. QVC Group (Class A Stock)*	274,800	6,743,592
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	23,400	271,440
Nutrisystem, Inc.(a)	104,300	5,428,815

		45,839,847

Internet Software & Services — 3.1%
Alphabet, Inc. (Class A Stock)*	33,600	31,237,248
Alphabet, Inc. (Class C Stock)*	51,182	46,510,619
Facebook, Inc. (Class A Stock)*	314,300	47,453,014

		125,200,881

IT Services — 1.9%
Accenture PLC (Class A Stock)	168,600	20,852,448
Amadeus IT Group SA (Spain)	5,598	334,625
Atos SE (France)	2,113	296,477
Booz Allen Hamilton Holding Corp.	39,800	1,295,092
CACI International, Inc. (Class A Stock)*	25,800	3,226,290
Cognizant Technology Solutions Corp. (Class A Stock)	300,800	19,973,120
CSRA, Inc.	126,700	4,022,725
DST Systems, Inc.	17,400	1,073,580

COMMON STOCKS (continued)	Shares	Value
IT Services (continued)
Fidelity National Information Services, Inc.	19,700	$1,682,380
First Data Corp. (Class A Stock)*	159,000	2,893,800
Fiserv, Inc.*	56,100	6,863,274
Fujitsu Ltd. (Japan)	14,000	103,548
Leidos Holdings, Inc.	45,600	2,357,064
Total System Services, Inc.	116,600	6,791,950
Travelport Worldwide Ltd.	184,100	2,533,216
Worldpay Group PLC (United Kingdom), 144A	2,690	11,030

		74,310,619

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	600	20,500

Life Sciences Tools & Services — 0.2%
Lonza Group AG (Switzerland)	232	50,255
QIAGEN NV	620	20,630
Thermo Fisher Scientific, Inc.	38,100	6,647,307

		6,718,192

Machinery — 0.9%
Alfa Laval AB (Sweden)	914	18,707
Amada Holdings Co. Ltd. (Japan)	1,000	11,600
Atlas Copco AB (Sweden) (Class A Stock)	8,243	316,958
Atlas Copco AB (Sweden) (Class B Stock)	1,137	39,300
Crane Co.	50,000	3,969,000
Deere & Co.	9,200	1,137,028
Fortive Corp.	34,800	2,204,580
IDEX Corp.	4,400	497,244
Illinois Tool Works, Inc.	129,600	18,565,200
IMI PLC (United Kingdom)	840	13,083
JTEKT Corp. (Japan)	700	10,301
Metso OYJ (Finland)	360	12,491
Oshkosh Corp.	94,400	6,502,272
Pentair PLC (United Kingdom)	32,200	2,142,588
Sandvik AB (Sweden)	19,414	305,659
Schindler Holding AG (Switzerland)	64	13,303
Volvo AB (Sweden) (Class B Stock)	4,764	81,244
Wartsila OYJ Abp (Finland)	453	26,789

		35,867,347

Marine — 0.0%
AP Moller – Maersk A/S (Denmark) (Class A Stock)	10	19,081
Kuehne + Nagel International AG (Switzerland)	166	27,752

		46,833

Media — 1.4%
Altice NV (Netherlands) (Class A Stock)*	1,125	25,920
Comcast Corp. (Class A Stock)	837,146	32,581,722
Eutelsat Communications SA (France)	7,424	189,423

SEE NOTES TO FINANCIAL STATEMENTS.

A78

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Media (continued)
RTL Group SA (Luxembourg)	111	$8,386
TEGNA, Inc.(a)	23,100	332,871
Twenty-First Century Fox, Inc. (Class B Stock)	30,500	850,035
Viacom, Inc. (Class B Stock)	387,000	12,991,590
Walt Disney Co. (The)	65,200	6,927,500

		53,907,447

Metals & Mining — 0.6%
Alcoa Corp.	119,900	3,914,735
Anglo American PLC (United Kingdom)*	4,642	62,016
Arcelormittal (Luxembourg)*	4,706	106,747
Boliden AB (Sweden)	847	23,153
Fortescue Metals Group Ltd. (Australia)	47,896	191,732
Mitsubishi Materials Corp. (Japan)	300	9,104
Nippon Steel & Sumitomo Metal Corp. (Japan)	2,400	54,386
Norsk Hydro ASA (Norway)	4,020	22,247
Reliance Steel & Aluminum Co.	18,300	1,332,423
Rio Tinto Ltd. (United Kingdom)	1,267	61,574
Rio Tinto PLC (United Kingdom)	3,885	164,538
South32 Ltd. (Australia)	16,257	33,481
Southern Copper Corp. (Peru)(a)	192,800	6,676,664
Steel Dynamics, Inc.	279,100	9,994,571
voestalpine AG (Austria)	365	17,012

		22,664,383

Multi-Utilities — 0.2%
CenterPoint Energy, Inc.	267,700	7,329,626
Innogy SE (Germany), 144A	431	16,963
National Grid PLC (United Kingdom)	10,263	127,164

		7,473,753

Multiline Retail — 0.4%
Macy’s, Inc.	10,900	253,316
Takashimaya Co. Ltd. (Japan)	6,000	57,240
Target Corp.(a)	290,900	15,211,161

		15,521,717

Oil, Gas & Consumable Fuels — 3.0%
Anadarko Petroleum Corp.	313,700	14,223,158
BP PLC (United Kingdom)	75,643	436,627
Chevron Corp.	136,800	14,272,344
Devon Energy Corp.	361,800	11,566,746
Exxon Mobil Corp.	560,216	45,226,238
Galp Energia SGPS SA (Portugal)	1,534	23,246
JXTG Holdings, Inc. (Japan)	9,700	42,442
Marathon Petroleum Corp.	77,900	4,076,507
Newfield Exploration Co.*	337,100	9,593,866
OMV AG (Austria)	5,361	278,465
ONEOK, Inc.(a)	68,200	3,557,312
Repsol SA (Spain)	19,011	291,460
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	13,569	360,513
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	11,445	307,259

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Total SA (France)	7,151	$355,026
Valero Energy Corp.	246,100	16,601,906

		121,213,115

Paper & Forest Products — 0.0%
Mondi PLC (South Africa)	5,470	143,434
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	123	931
UPM-Kymmene OYJ (Finland)	11,159	318,196

		462,561

Personal Products — 0.1%
Avon Products, Inc.*	479,800	1,823,240
Kao Corp. (Japan)	1,500	89,188
Unilever NV (United Kingdom) CVA	7,460	411,806
Unilever PLC (United Kingdom)	5,983	323,789

		2,648,023

Pharmaceuticals — 2.6%
Allergan PLC	107,900	26,229,411
Astellas Pharma, Inc. (Japan)	12,700	155,660
AstraZeneca PLC (United Kingdom)	3,648	244,357
Bayer AG (Germany)	4,923	638,072
Bristol-Myers Squibb Co.	105,400	5,872,888
Daiichi Sankyo Co. Ltd. (Japan)	1,800	42,485
GlaxoSmithKline PLC (United Kingdom)	12,461	265,262
Johnson & Johnson	343,498	45,441,351
Mallinckrodt PLC*	32,200	1,442,882
Merck & Co., Inc.	105,800	6,780,722
Mitsubishi Tanabe Pharma Corp. (Japan)	600	13,879
Novartis AG (Switzerland)	6,906	576,835
Novo Nordisk A/S (Denmark) (Class B Stock)	4,357	187,209
Orion OYJ (Finland) (Class B Stock)	4,827	308,353
Pfizer, Inc.	49,100	1,649,269
Roche Holding AG (Switzerland)	2,783	711,098
Sanofi (France)	6,452	618,232
Shionogi & Co. Ltd. (Japan)	800	44,606
Zoetis, Inc.	223,300	13,929,454

		105,152,025

Professional Services — 0.1%
Adecco Group AG (Switzerland)	3,944	300,463
Insperity, Inc.	20,700	1,469,700
Randstad Holding NV (Netherlands)	4,182	243,816
RELX PLC (United Kingdom)	14,400	311,286

		2,325,265

Real Estate Management & Development — 0.4%
CBRE Group, Inc. (Class A Stock)*	372,200	13,548,080
Daiwa House Industry Co. Ltd. (Japan)	1,800	61,606

SEE NOTES TO FINANCIAL STATEMENTS.

A79

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Real Estate Management & Development (continued)
Henderson Land Development Co. Ltd. (Hong Kong)	3,300	$18,400
Kerry Properties Ltd. (Hong Kong)	50,500	171,467
Mitsubishi Estate Co. Ltd. (Japan)	4,000	74,771
Sun Hung Kai Properties Ltd. (Hong Kong)	21,000	308,494
Swiss Prime Site AG (Switzerland)	219	19,912
Wharf Holdings Ltd. (The) (Hong Kong)	4,000	33,099
Wheelock & Co. Ltd. (Hong Kong)	33,000	248,906

		14,484,735

Road & Rail — 1.0%
CSX Corp.	324,200	17,688,352
Kyushu Railway Co. (Japan)	500	16,217
MTR Corp. Ltd. (Hong Kong)	500	2,813
Nippon Express Co. Ltd. (Japan)	11,000	69,027
Norfolk Southern Corp.	56,600	6,888,220
Tokyu Corp. (Japan)	3,000	22,925
Union Pacific Corp.	151,100	16,456,301
West Japan Railway Co. (Japan)	500	35,378

		41,179,233

Semiconductors & Semiconductor Equipment — 2.3%
Applied Materials, Inc.	504,300	20,832,633
ASM Pacific Technology Ltd. (Hong Kong)	4,900	66,114
Broadcom Ltd.	96,400	22,466,020
Disco Corp. (Japan)	100	16,039
Intel Corp.	659,800	22,261,652
Lam Research Corp.	31,400	4,440,902
Rohm Co. Ltd. (Japan)	300	23,130
STMicroelectronics NV (Switzerland)	2,004	28,817
Texas Instruments, Inc.	285,100	21,932,743
Tokyo Electron Ltd. (Japan)	500	67,597

		92,135,647

Software — 3.3%
Activision Blizzard, Inc.	76,000	4,375,320
Adobe Systems, Inc.*	160,800	22,743,552
Check Point Software Technologies Ltd. (Israel)*	1,100	119,988
Electronic Arts, Inc.*	156,500	16,545,180
Intuit, Inc.	116,500	15,472,365
Konami Holdings Corp. (Japan)	300	16,700
Microsoft Corp.	571,700	39,407,281
Nexon Co. Ltd. (Japan)*	800	15,869
Nice Ltd. (Israel)	321	25,290
Oracle Corp.	666,300	33,408,282
SAP SE (Germany)	423	44,276
Trend Micro, Inc. (Japan)	300	15,505

		132,189,608

Specialty Retail — 0.9%
Asbury Automotive Group, Inc.*	21,400	1,210,170
Burlington Stores, Inc.*	124,700	11,471,153
Dixons Carphone PLC (United Kingdom)	34,785	128,589

COMMON STOCKS (continued)	Shares	Value
Specialty Retail (continued)
Francesca’s Holdings Corp.*	107,200	$1,172,768
Gap, Inc. (The)(a)	462,800	10,176,972
Industria de Diseno Textil SA (Spain)	709	27,229
Nitori Holdings Co. Ltd. (Japan)	200	26,773
Ross Stores, Inc.	116,600	6,731,318
Ulta Beauty, Inc.*	13,400	3,850,356

		34,795,328

Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	483,700	69,662,474
Brother Industries Ltd. (Japan)	14,100	326,599
Canon, Inc. (Japan)	3,300	112,250
FUJIFILM Holdings Corp. (Japan)	1,300	46,875
Hewlett Packard Enterprise Co.	748,100	12,410,979
HP, Inc.	858,000	14,997,840

		97,557,017

Textiles, Apparel & Luxury Goods — 0.4%
adidas AG (Germany)	564	108,147
Hermes International (France)	579	286,013
Kering (France)	57	19,409
LVMH Moet Hennessy Louis Vuitton SE (France)	1,654	413,592
PVH Corp.	109,700	12,560,650
Swatch Group AG (The) (Switzerland)	140	10,227
Wolverine World Wide, Inc.	47,100	1,319,271

		14,717,309

Tobacco — 0.7%
Altria Group, Inc.	383,500	28,559,245
British American Tobacco PLC (United Kingdom)	9,872	672,710
Japan Tobacco, Inc. (Japan)	6,500	228,463
Swedish Match AB (Sweden)	734	25,859

		29,486,277

Trading Companies & Distributors — 0.1%
Applied Industrial Technologies, Inc.	25,000	1,476,250
BMC Stock Holdings, Inc.*	38,600	843,410
ITOCHU Corp. (Japan)	22,600	336,490
Marubeni Corp. (Japan)	11,700	75,800
Mitsubishi Corp. (Japan)	6,200	130,330
Mitsui & Co. Ltd. (Japan)	20,100	287,749
Sumitomo Corp. (Japan)	13,400	174,738
Toyota Tsusho Corp. (Japan)	700	21,046
United Rentals, Inc.*	19,500	2,197,845

		5,543,658

Transportation Infrastructure — 0.0%
Abertis Infraestructuras SA (Spain)	1,866	34,589
Aena SA (Spain), 144A	196	38,274
Aeroports de Paris (France)	93	14,991
Atlantia SpA (Italy)	2,300	64,698
Auckland International Airport Ltd. (New Zealand)	2,752	14,380

SEE NOTES TO FINANCIAL STATEMENTS.

A80

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Transportation Infrastructure (continued)
Fraport AG Frankfurt Airport Services Worldwide (Germany)	130	$11,504
Sydney Airport (Australia)	3,425	18,657

		197,093

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	5,600	148,107
SoftBank Group Corp. (Japan)	4,900	398,321
T-Mobile U.S., Inc.*	60,900	3,691,758
Vodafone Group PLC (United Kingdom)	82,153	233,312

		4,471,498

TOTAL COMMON STOCKS (cost $1,856,521,578)		2,388,270,256

UNAFFILIATED EXCHANGE TRADED FUND — 0.0%
iShares MSCI EAFE Index Fund (cost $209,820)	3,552	231,591

PREFERRED STOCKS — 0.0%	Shares	Value
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	155	$12,791
Volkswagen AG (Germany) (PRFC)	2,408	367,837

		380,628

Banks — 0.0%
Citigroup Capital XIII, 7.409%, (Capital Security, fixed to floating preferred)	22,000	571,560
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	541	74,601

TOTAL PREFERRED STOCKS (cost $908,689)		1,026,789

ASSET-BACKED SECURITIES — 4.2%	Interest Rate		Maturity Date	Principal Amount (000)#
Automobiles — 1.3%
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A2B	1.839%	(c)	04/08/19	385	384,871
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.789%	(c)	10/08/19	1,645	1,647,250
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A2B	1.649%	(c)	11/08/19	632	633,333
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class C	2.410%		07/08/22	1,000	996,690
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	1,700	1,699,194
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	5,000	4,977,553
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	4,000	3,977,436
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 144A	1.740%		02/22/22	2,525	2,522,543
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	3,500	3,505,815
Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 144A^	1.970%		01/20/23	2,400	2,399,875
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 144A	2.310%		08/15/27	5,590	5,619,753
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	3,435	3,409,911
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 144A	2.620%		08/15/28	6,200	6,274,236
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A	1.659%	(c)	05/15/20	1,800	1,804,686
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A	2.009%	(c)	05/17/21	2,300	2,320,470
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%		03/25/20	3,000	2,989,596
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 144A	2.040%		01/15/21	648	648,773
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	7,700	7,697,919

					53,509,904

Collateralized Loan Obligations — 1.5%
AIMCO CLO (Cayman Islands), Series 2015-AA, Class A1, 144A	2.858%	(c)	01/15/28	2,500	2,502,182
ALM XII Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 144A	2.208%	(c)	04/16/27	1,500	1,499,250
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1R, 144A	2.602%	(c)	04/28/26	1,500	1,503,387
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-6A, Class A1, 144A	—%	(c)(p)	07/15/29	500	500,000
Battalion CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1R, 144A	2.293%	(c)	10/22/25	250	250,077
Battalion CLO Ltd. (Cayman Islands), Series 2015-8A, Class A1R, 144A	2.551%	(c)	07/18/30	1,500	1,500,000
Benefit Street Partners CLO (Cayman Islands), Series 2017-11A, Class X, 144A	1.883%	(c)	04/15/29	1,875	1,874,465

SEE NOTES TO FINANCIAL STATEMENTS.

A81

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations (continued)
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A1R, 144A	—%	(c)(p)	07/15/29	1,500	$1,500,000
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A	2.688%	(c)	07/18/27	750	753,568
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.308%	(c)	04/17/25	2,100	2,102,209
Canyon Capital CLO Ltd. (Cayman Islands), Series 2015-1A, Class AS, 144A	2.408%	(c)	04/15/29	3,000	2,999,977
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1AR, 144A	2.320%	(c)	07/27/26	1,250	1,251,292
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.706%	(c)	04/20/26	2,200	2,202,813
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	2.956%	(c)	04/20/26	450	450,310
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1R, 144A	2.558%	(c)	10/18/26	500	499,718
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.358%	(c)	07/15/26	1,000	999,714
Elevation CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 144A	2.708%	(c)	04/18/27	1,000	1,001,931
Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class AR, 144A	2.408%	(c)	01/16/26	750	750,215
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.621%	(c)	05/05/27	250	250,388
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1AR, 144A	2.656%	(c)	01/25/27	3,250	3,251,152
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.698%	(c)	04/15/27	500	500,577
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.482%	(c)	05/15/26	2,750	2,750,724
KVK CLO Ltd. (Cayman Islands), Series 2014-3A, Class AR, 144A	2.358%	(c)	10/15/26	3,250	3,250,909
Magnetite XI Ltd. (Cayman Islands), Series 2014-11A, Class A1R, 144A	2.278%	(c)	01/18/27	2,750	2,754,272
MP CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	2.336%	(c)	04/20/25	2,550	2,550,359
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A	—%	(c)(p)	07/15/30	1,250	1,248,283
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	2.303%	(c)	07/22/25	1,200	1,200,608
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A	2.472%	(c)	05/21/29	1,750	1,749,997
Regatta Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.566%	(c)	07/25/26	1,000	1,000,009
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.856%	(c)	10/20/23	1,100	1,100,739
TICP CLO Ltd. (Cayman Islands), Series 2017-7A, Class AS, 144A	—%	(c)(p)	07/15/29	1,250	1,248,125
Trinitas CLO Ltd. (Cayman Islands), Series 2016-5A, Class A, 144A	2.856%	(c)	10/25/28	3,250	3,263,609
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.278%	(c)	07/15/25	2,700	2,702,127
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.298%	(c)	04/15/24	1,850	1,850,694
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A	2.431%	(c)	04/20/29	2,000	2,000,061
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1AR, 144A	2.339%	(c)	11/07/25	2,000	2,000,708
Zais CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A	2.572%	(c)	07/15/29	1,750	1,750,438

					60,564,887

Consumer Loans — 0.3%
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	4,124	4,128,631
SpringCastle America Funding LLC, Series 2016-AA. Class A, 144A	3.050%		04/25/29	2,629	2,644,117
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	5,795	5,847,414

					12,620,162

Credit Cards — 0.5%
American Express Credit Account Master Trust, Series 2017-2, Class A	1.439%	(c)	09/16/24	6,900	6,944,138
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	1.959%	(c)	05/15/20	3,900	3,904,640
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5	1.836%	(c)	04/22/26	3,800	3,819,739
Discover Card Execution Note Trust, Series 2017-A4, Class A4	2.530%		10/15/26	4,000	3,987,528
Discover Card Execution Note Trust, Series 2017-A5, Class A5	1.816%	(c)	12/15/26	2,600	2,613,820

					21,269,865

Equipment — 0.1%
MMAF Equipment Finance LLC, Series 2017-AA, Class A4, 144A	2.410%		08/16/24	3,500	3,507,735

SEE NOTES TO FINANCIAL STATEMENTS.

A82

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Home Equity Loans — 0.2%
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	2.866%	(c)	03/25/33	144	$143,241
Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB6, Class A3	3.721%	(c)	07/25/35	283	281,611
CSMC Trust, Series 2017-6R, Class A1, 144A^	2.722%	(c)	03/06/47	2,950	2,950,000
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.678%	(c)	07/25/34	250	248,086
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	2.011%	(c)	06/25/34	366	355,838
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	2.416%	(c)	05/25/33	258	255,716
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1	2.161%	(c)	06/25/34	604	588,952
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	2.266%	(c)	12/27/33	514	501,475
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE1, Class M1	2.116%	(c)	07/25/32	191	191,595
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC4, Class M1	2.491%	(c)	09/25/32	3,071	3,054,962
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	1.981%	(c)	02/25/34	565	542,979

					9,114,455

Other — 0.1%
Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200%		10/20/30	1,148	1,147,153
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%		09/20/29	542	537,258

					1,684,411

Residential Mortgage-Backed Securities — 0.2%
Credit Suisse Mortgage Trust, Series 2016-RPL1, Class A1, 144A	4.145%	(c)	12/26/46	5,078	5,098,469
VOLT LVII LLC, Series 2017-NPL4, Class A1, 144A	3.375%	(c)	04/25/47	678	677,030
VOLT LX LLC, Series 2017-NPL7, Class A1, 144A	3.250%	(c)	04/25/59	800	799,286

					6,574,785

TOTAL ASSET-BACKED SECURITIES (cost $168,078,832)					168,846,204

BANK LOANS(c) — 0.1%
Technology
Dell International LLC	3.299%		12/31/18	600	600,458
Dell International LLC	3.799%		09/07/23	811	813,682
First Data Corp.	3.656%		04/26/24	1,020	1,018,913

TOTAL BANK LOANS (cost $2,397,435)					2,433,053

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.3%
Assurant Commercial Mortgage Trust, Series 2016-1A, Class AS, 144A	3.172%		05/15/49	4,000	3,976,044
BANK, Series 2017-BNK4, Class A3	3.362%		05/15/50	6,500	6,608,920
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	1,100	1,108,315
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	2,750	2,856,807
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3	3.356%		07/10/47	2,800	2,871,338
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A3	2.944%		05/10/49	5,000	4,951,159
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3	3.050%		04/10/49	6,500	6,458,380
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A3	3.442%		04/14/50	5,500	5,621,317
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000	994,920
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	1,607	1,627,066
Commercial Mortgage Trust, Series 2014-CR15, Class A2	2.928%		02/10/47	2,700	2,737,918
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	2,800	2,892,901
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47	5,000	5,100,942
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	2,300	2,340,491
Commercial Mortgage Trust, Series 2015-CR27, Class A3	3.349%		10/10/48	6,100	6,211,248
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A3	3.544%		11/15/48	3,000	3,081,119
CSAIL Commercial Mortgage Trust, Series 2017-C8, Class A3	3.127%		06/15/50	5,300	5,286,978

SEE NOTES TO FINANCIAL STATEMENTS.

A83

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Fannie Mae-Aces, Series 2014-M2, Class A2	3.513%	(c)	12/25/23	2,515	$2,659,395
Fannie Mae-Aces, Series 2015-M17, Class A2	3.038%	(c)	11/25/25	3,900	3,966,017
Fannie Mae-Aces, Series 2016-M7, Class AB2	2.385%		09/25/26	2,400	2,312,157
Fannie Mae-Aces, Series 2017-M1, Class A2	2.497%	(c)	10/25/26	2,200	2,122,476
Fannie Mae-Aces, Series 2017-M4, Class A2	2.684%	(c)	12/25/26	11,800	11,524,678
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.570%	(c)	05/25/22	24,242	1,395,294
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.606%	(c)	06/25/22	6,860	414,119
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.502%	(c)	03/25/26	13,962	1,354,721
FHLMC Multifamily Structured Pass-Through Certificates, Series K057, Class AM	2.624%		08/25/26	7,230	7,062,092
FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class AM	3.327%	(c)	03/25/27	5,900	6,072,714
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.872%	(c)	05/25/19	18,231	465,418
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.810%	(c)	07/25/19	19,709	514,185
FHLMC Multifamily Structured Pass-Through Certificates, Series KS03, Class A4	3.161%	(c)	05/25/25	2,500	2,583,954
GS Mortgage Securities Trust, Series 2015-GC28, Class A4	3.136%		02/10/48	4,000	4,021,222
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	5,800	5,986,753
GS Mortgage Securities Trust, Series 2016-GS4, Class A3	3.178%		11/10/49	5,500	5,520,699
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1	3.408%		11/15/47	1,400	1,437,563
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920%		02/15/48	6,000	5,958,773
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	849	858,887
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	1,700	1,703,164
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	3,900	3,947,169
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%		12/15/46	1,851	1,877,138
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,400	1,413,267
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	1,500	1,516,084
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3	2.531%		08/15/49	10,400	9,910,366
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	1,700	1,712,614
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	3,900	3,940,805
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	1,800	1,822,448
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%	(c)	05/15/46	793	792,784
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3	2.642%		11/15/49	8,000	7,707,986
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4	3.190%		07/15/50	4,600	4,615,272

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $173,230,809)					171,916,077

CORPORATE BONDS — 9.9%
Aerospace/Defense — 0.0%
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050%		06/15/25	1,000	1,042,500

Agriculture — 0.1%
Altria Group, Inc., Gtd. Notes	4.000%		01/31/24	1,500	1,600,347
Bunge Ltd. Finance Corp., Gtd. Notes	8.500%		06/15/19	930	1,040,134
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18	2,050	2,052,030
Reynolds American, Inc., Gtd. Notes	8.125%		06/23/19	325	362,477

					5,054,988

SEE NOTES TO FINANCIAL STATEMENTS.

A84

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Airlines — 0.2%
American Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2015-1, Class A	3.375%		11/01/28	2,947	$2,961,529
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 1998-1, Class A(g)	6.648%		03/15/19	9	9,546
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2009-2, Class A	7.250%		05/10/21	514	569,455
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%		07/12/22	556	588,327
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2012-2, Class A(a)	4.000%		04/29/26	580	610,894
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%		03/13/20	2,000	2,026,151
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1 Class A	6.821%		02/10/24	261	300,027
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A	4.950%		11/23/20	312	323,896
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%		10/15/20	717	752,594

					8,142,419

Auto Manufacturers — 0.4%
Ford Motor Co., Sr. Unsec’d. Notes	4.750%		01/15/43	1,430	1,380,336
Ford Motor Co., Sr. Unsec’d. Notes(a)	5.291%		12/08/46	2,400	2,463,168
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%		08/04/25	390	396,729
General Motors Co., Sr. Unsec’d. Notes	6.600%		04/01/36	760	880,552
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	1,395	1,549,495
General Motors Financial Co, Inc, Gtd. Notes	3.950%		04/13/24	2,800	2,839,766
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.850%		01/15/21	4,705	4,760,199
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250%		11/15/19	715	732,875

					15,003,120

Auto Parts & Equipment — 0.1%
Magna International, Inc. (Canada), Sr. Unsec’d. Notes	3.625%		06/15/24	2,350	2,412,916

Banks — 2.6%
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.625%		04/28/21	2,570	2,626,861
Bank of America Corp., Jr. Sub. Notes	6.300%	(c)	12/31/49	445	498,956
Bank of America Corp., Jr. Sub. Notes	8.000%	(c)	12/29/49	2,200	2,260,500
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	1,075	1,082,395
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	2,875	2,931,632
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	6.400%		08/28/17	20	20,142
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.000%		04/01/24	975	1,021,671
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	3,820	4,031,082
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.443%	(c)	01/20/48	670	708,646
Bank of America Corp., Sub. Notes, MTN	4.450%		03/03/26	3,880	4,038,087
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	2,000	2,034,830
Bank of America NA, Sub. Notes	6.000%		10/15/36	410	517,565
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%		01/10/23	585	600,244
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.337%		01/10/28	630	647,649
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26	1,590	1,652,194
Citigroup, Inc., Jr. Sub. Notes	6.125%	(c)	12/31/49	1,375	1,478,125
Citigroup, Inc., Jr. Sub. Notes	6.250%	(c)	12/31/49	625	693,359
Citigroup, Inc., Jr. Sub. Notes	5.950%	(c)	12/31/49	2,205	2,320,145
Citigroup, Inc., Sr. Unsec’d. Notes	2.750%		04/25/22	2,435	2,431,145
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%		01/12/26	2,440	2,467,789
Citigroup, Inc., Sr. Unsec’d. Notes	4.281%	(c)	04/24/48	1,150	1,176,595
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	710	1,090,088
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	1,965	2,043,635
Citigroup, Inc., Sub. Notes	4.750%		05/18/46	820	860,751
Compass Bank, Sr. Unsec’d. Notes	1.850%		09/29/17	1,270	1,270,307

SEE NOTES TO FINANCIAL STATEMENTS.

A85

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Banks (continued)
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	4.282%		01/09/28	1,370	$1,416,143
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%		05/12/21	1,640	1,661,033
Dexia Credit Local SA (France), Govt. Liquid Gtd. Notes, 144A	1.875%		09/15/21	1,250	1,219,790
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	970	996,316
Discover Bank, Sub. Notes	7.000%		04/15/20	570	632,669
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/25/26	1,010	1,028,435
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes(a)	5.300%	(c)	12/31/49	740	777,000
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	(c)	12/31/49	2,215	2,327,522
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	4,100	4,144,542
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%		01/26/27	2,910	2,960,366
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	2,055	2,252,383
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	3,620	4,075,664
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	270	352,699
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	104	134,996
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22	1,910	2,080,151
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21	1,025	1,114,383
JPMorgan Chase & Co., Jr. Sub. Notes(a)	6.100%	(c)	12/31/49	1,275	1,383,375
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(c)	04/29/49	2,000	2,079,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	2,930	3,111,317
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45	515	574,516
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	3,775	3,894,830
Lloyds Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.800%		01/13/20	1,870	2,034,384
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900%		02/06/25	3,080	3,052,145
Morgan Stanley, Jr. Sub. Notes	5.450%	(c)	12/31/49	840	869,820
Morgan Stanley, Sr. Unsec’d. Notes	4.375%		01/22/47	2,020	2,107,272
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	1,400	1,549,008
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23	940	977,424
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21	1,290	1,430,423
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	6.625%		04/01/18	105	108,729
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	1,415	1,520,157
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%		07/24/42	780	1,036,855
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26	3,825	3,976,615
National City Corp., Sub. Notes	6.875%		05/15/19	3,370	3,666,907
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN (original cost $2,104,134; purchased 09/17/2015)(f)(g)	1.875%		09/17/18	2,110	2,113,148
People’s United Bank NA, Sub. Notes	4.000%		07/15/24	465	469,114
PNC Bank NA, Sr. Unsec’d. Notes	1.950%		03/04/19	515	515,935
PNC Bank NA, Sub. Notes	3.800%		07/25/23	270	283,606
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%		01/10/19	1,210	1,220,441

					105,653,506

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%		02/01/36	855	941,050
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%		02/01/46	225	253,944
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.000%		11/15/39	1,285	1,970,551
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200%		01/15/39	250	387,344
Constellation Brands, Inc., Gtd. Notes	4.250%		05/01/23	1,400	1,490,433

					5,043,322

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	4.663%		06/15/51	1,834	1,942,487
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.500%		02/01/25	1,460	1,498,315
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.150%		03/01/47	40	40,186
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%		12/01/41	145	175,767

					3,656,755

SEE NOTES TO FINANCIAL STATEMENTS.

A86

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Building Materials — 0.1%
Owens Corning, Inc., Gtd. Notes	4.200%		12/15/22	775	$817,686
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(g)	5.375%		11/15/24	1,400	1,475,250

					2,292,936

Chemicals — 0.3%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%		10/01/22	780	795,766
Celanese US Holdings LLC, Gtd. Notes	5.875%		06/15/21	1,500	1,682,621
CF Industries, Inc., Gtd. Notes	5.375%		03/15/44	585	522,113
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%		10/01/44	45	47,897
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%		05/15/39	347	583,218
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%		02/26/55	1,185	1,160,775
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%		04/15/19	600	627,265
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	4.875%		09/19/22	2,000	2,127,500
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	5.450%		11/15/33	345	363,984
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%		11/15/43	430	439,010
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%		06/01/25	460	562,787
Westlake Chemical Corp., Gtd. Notes	4.625%		02/15/21	950	983,250

					9,896,186

Commercial Services — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A	4.200%		11/01/46	975	917,766
ERAC USA Finance LLC, Gtd. Notes, 144A(g)	6.375%		10/15/17	1,302	1,318,843
ERAC USA Finance LLC, Gtd. Notes, 144A(g)	6.700%		06/01/34	420	521,603
ERAC USA Finance LLC, Gtd. Notes, 144A(g)	7.000%		10/15/37	380	493,280
United Rentals North America, Inc., Gtd. Notes	5.875%		09/15/26	485	516,525

					3,768,017

Computers — 0.3%
Apple, Inc., Sr. Unsec’d. Notes	2.850%		05/11/24	6,145	6,174,773
Apple, Inc., Sr. Unsec’d. Notes	3.200%		05/13/25	1,350	1,378,764
Apple, Inc., Sr. Unsec’d. Notes	3.450%		02/09/45	890	836,296
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%		06/01/19	1,085	1,110,363
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%		06/15/21	920	969,881
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%	(c)	10/05/17	1,295	1,298,235
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	(c)	10/05/18	735	741,289
Seagate HDD Cayman, Gtd. Notes	3.750%		11/15/18	605	619,520

					13,129,121

Diversified Financial Services — 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%		05/15/19	775	796,026
Bear Stearns Cos. LLC, Gtd. Notes	6.400%		10/02/17	330	333,804
Bear Stearns Cos. LLC, Gtd. Notes	7.250%		02/01/18	1,175	1,211,855
Capital One Bank USA NA, Sub. Notes	3.375%		02/15/23	860	867,343
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%		07/24/24	800	819,670
Discover Financial Services, Sr. Unsec’d. Notes	3.850%		11/21/22	900	921,703
GE Capital International Funding Co., Gtd. Notes	2.342%		11/15/20	766	772,124
GE Capital International Funding Co., Gtd. Notes	4.418%		11/15/35	760	827,175
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	560	632,856
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes	6.875%	(d)	02/06/12	1,715	107,187
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes	6.875%	(d)	05/02/18	700	44,520
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%		06/15/18	240	252,720
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	2.450%		07/15/24	475	476,654
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	3.250%		06/15/25	700	729,055
Synchrony Financial, Sr. Unsec’d. Notes	2.700%		02/03/20	2,700	2,713,692

					11,506,384

SEE NOTES TO FINANCIAL STATEMENTS.

A87

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Electric — 0.7%
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350%		10/01/36	550	$718,603
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.125%		04/01/36	310	398,261
Black Hills Corp., Sr. Unsec’d. Notes	2.500%		01/11/19	1,245	1,251,657
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge.	6.950%		03/15/33	590	813,094
Comision Federal De Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.750%		02/23/27	480	493,800
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%		01/15/24	645	681,281
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	5.500%		12/01/39	220	269,904
Dominion Resources, Inc., Jr. Sub. Notes	4.104%	(c)	04/01/21	3,210	3,369,152
Duke Energy Carolinas LLC, First Mortgage	6.050%		04/15/38	550	720,393
Duke Energy Carolinas LLC, First Ref. Mortgage	4.000%		09/30/42	570	588,083
Dynegy, Inc., Gtd. Notes	6.750%		11/01/19	455	469,219
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%		05/15/35	670	794,400
Eversource Energy, Sr. Unsec’d. Notes	4.500%		11/15/19	615	648,669
Exelon Corp., Jr. Sub. Notes	3.497%	(c)	06/01/22	3,470	3,545,094
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%		10/01/39	1,425	1,554,887
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%		07/15/44	355	405,499
Florida Power & Light Co., First Mortgage	5.950%		10/01/33	295	374,121
Iberdrola International BV (Spain), Gtd. Notes	6.750%		09/15/33	145	175,605
Monongahela Power Co., First Mortgage, 144A	4.100%		04/15/24	2,170	2,305,393
Nevada Power Co., Gen. Ref. Mtge.	6.500%		05/15/18	1,260	1,312,437
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	4.881%		08/15/19	610	645,501
NRG Energy, Inc., Gtd. Notes	7.250%		05/15/26	895	926,325
PSEG Power LLC, Gtd. Notes	3.000%		06/15/21	1,760	1,787,046
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%		05/15/18	140	147,318
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.000%		05/15/27	1,130	1,132,284
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800%		05/01/37	535	683,397
Southern California Edison Co., First Ref. Mortgage	3.600%		02/01/45	860	836,554
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750%		05/07/19	665	671,119
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%		09/15/41	480	512,551

					28,231,647

Food — 0.1%
Kraft Heinz Foods Co., Gtd. Notes	3.000%		06/01/26	1,630	1,559,993
Kraft Heinz Foods Co., Gtd. Notes	4.375%		06/01/46	475	465,184
Kraft Heinz Foods Co., Gtd. Notes	5.000%		07/15/35	815	881,323
Kroger Co. (The), Sr. Unsec’d. Notes	4.450%		02/01/47	335	322,909

					3,229,409

Forest Products & Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A(g)	5.400%		11/01/20	290	317,251
International Paper Co., Sr. Unsec’d. Notes	6.000%		11/15/41	1,595	1,945,098
International Paper Co., Sr. Unsec’d. Notes	7.950%		06/15/18	286	302,384

					2,564,733

Gas — 0.1%
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%		11/01/43	65	68,680
Nisource Finance Corp., Gtd. Notes	3.490%		05/15/27	3,285	3,307,604

					3,376,284

Healthcare-Products — 0.3%
Abbott Laboratories, Sr. Unsec’d. Notes	2.000%		09/15/18	4,910	4,919,604
Becton Dickinson and Co., Sr. Unsec’d. Notes	3.700%		06/06/27	4,695	4,709,841
Becton Dickinson and Co., Sr. Unsec’d. Notes	3.734%		12/15/24	474	481,767
Medtronic, Inc., Gtd. Notes	3.500%		03/15/25	1,830	1,903,679
Medtronic, Inc., Gtd. Notes	4.375%		03/15/35	1,269	1,386,086

					13,400,977

Healthcare-Services — 0.4%
Aetna, Inc., Sr. Unsec’d. Notes	6.625%		06/15/36	515	694,822
Aetna, Inc., Sr. Unsec’d. Notes	6.750%		12/15/37	1,380	1,908,816

SEE NOTES TO FINANCIAL STATEMENTS.

A88

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Healthcare-Services (continued)
Anthem, Inc., Sr. Unsec’d. Notes	4.625%		05/15/42	390	$421,037
Anthem, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43	360	387,984
Cigna Corp., Sr. Unsec’d. Notes	5.875%		03/15/41	650	817,192
Cigna Corp., Sr. Unsec’d. Notes	6.150%		11/15/36	670	849,026
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%		10/15/20	640	664,000
HCA, Inc., Sr. Sec’d. Notes	4.250%		10/15/19	555	575,813
HCA, Inc., Sr. Sec’d. Notes	5.250%		04/15/25	400	430,000
Kaiser Foundation Hospitals, Gtd. Notes	4.150%		05/01/47	940	973,978
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%		02/01/22	190	193,907
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024%		08/01/45	445	453,306
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.875%		09/29/21	5,305	5,425,312
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42	720	729,727
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37	420	578,857

					15,103,777

Home Builders — 0.0%
D.R. Horton, Inc., Gtd. Notes	3.625%		02/15/18	450	452,795

Housewares — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	4.200%		04/01/26	1,695	1,799,729
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	3.000%		06/26/27	4,045	3,991,505

					5,791,234

Insurance — 0.6%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	525	568,791
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44	1,980	2,013,420
AXIS Specialty Finance LLC, Gtd. Notes	5.875%		06/01/20	1,030	1,124,261
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125%		03/15/26	2,455	2,482,619
Chubb Corp. (The), Gtd. Notes	3.408%	(c)	04/15/37	1,300	1,290,250
Chubb INA Holdings, Inc., Gtd. Notes	4.350%		11/03/45	130	142,546
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%		04/15/22	755	838,093
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	365	472,561
Liberty Mutual Group, Inc., Gtd. Notes, 144A	7.000%		03/15/34	850	1,084,948
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	772	948,156
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	186	209,118
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	200	214,769
New York Life Global Funding, Sec’d. Notes, 144A	1.950%		02/11/20	3,030	3,023,622
New York Life Insurance Co., Sub. Notes, 144A	6.750%		11/15/39	660	927,054
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	370	481,296
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20	680	743,889
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%		06/15/39	910	1,483,325
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	130	141,641
Progressive Corp. (The), Sr. Unsec’d. Notes	3.700%		01/26/45	710	690,635
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.270%		05/15/47	1,450	1,484,378
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	124	169,794
Travelers Cos., Inc.(The), Sr. Unsec’d. Notes	4.000%		05/30/47	890	910,445
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	350	382,928
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%		08/15/19	460	496,441

					22,324,980

Lodging — 0.1%
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%		03/01/19	580	588,868
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	980	1,002,119
Marriott International, Inc., Sr. Unsec’d. Notes	6.750%		05/15/18	2,800	2,918,023
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%		03/01/18	490	492,145

					5,001,155

Machinery-Diversified — 0.0%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	1,260	1,363,028

SEE NOTES TO FINANCIAL STATEMENTS.

A89

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Media — 0.4%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	515	$643,417
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	90	118,808
AMC Networks, Inc., Gtd. Notes	5.000%		04/01/24	1,520	1,556,100
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%		09/15/17	432	437,400
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375%		05/01/25	880	937,200
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%		10/23/35	875	1,037,184
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%		10/23/45	1,386	1,663,495
Comcast Cable Communications Holdings, Inc., Gtd. Notes	9.455%		11/15/22	255	341,506
Comcast Corp., Gtd. Notes	6.400%		05/15/38	530	704,851
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	5.000%		05/13/45	600	577,187
Historic TW, Inc., Gtd. Notes	9.150%		02/01/23	505	647,773
Myriad International Holdings BV (South Africa), Gtd. Notes	6.375%		07/28/17	1,300	1,300,645
Time Warner Cable, Inc., Sr. Sec’d. Notes	5.500%		09/01/41	360	386,879
Time Warner, Inc., Gtd. Notes	3.800%		02/15/27	385	387,603
Time Warner, Inc., Gtd. Notes	6.200%		03/15/40	210	250,811
Time Warner, Inc., Gtd. Notes	6.250%		03/29/41	1,465	1,789,751
Viacom, Inc., Sr. Unsec’d. Notes	5.250%		04/01/44	450	450,639
Videotron Ltd. (Canada), Gtd. Notes	5.000%		07/15/22	1,040	1,099,800

					14,331,049

Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%		09/30/43	255	295,083
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.250%	(c)	10/19/75	425	463,250
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%		04/23/45	530	566,618
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%		04/16/40	425	489,509

					1,814,460

Miscellaneous Manufacturing — 0.0%
Actuant Corp., Gtd. Notes	5.625%		06/15/22	1,205	1,244,163
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.000%		08/07/19	264	286,916
General Electric Co., Sr. Unsec’d. Notes	4.125%		10/09/42	190	199,956

					1,731,035

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%		05/10/19	1,410	1,413,945
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%		09/27/21	2,270	2,256,788
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400%		10/26/22	1,095	1,071,103
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%		02/11/20	1,000	1,056,954

					5,798,790

Oil & Gas — 0.5%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.677%	(s)	10/10/36	2,000	824,570
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.600%		03/15/46	225	277,882
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	1,155	1,359,541
Apache Corp., Sr. Unsec’d. Notes	5.100%		09/01/40	325	332,033
ConocoPhillips Co., Gtd. Notes	4.950%		03/15/26	1,700	1,893,322
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%		06/15/45	110	111,127
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%		07/15/41	300	311,574
Devon Financing Corp. LLC, Gtd. Notes	7.875%		09/30/31	1,700	2,206,041
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%		04/01/35	1,020	989,210
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.950%		07/19/22	350	362,037
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%		03/07/22	580	639,828
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%		03/15/25	1,995	2,092,031
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	3.875%		04/19/22	550	544,280
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21	1,070	1,016,286

SEE NOTES TO FINANCIAL STATEMENTS.

A90

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Oil & Gas (continued)
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050%		11/15/44	1,200	$1,232,423
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%		01/21/21	1,110	1,164,390
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%		06/02/41	1,255	1,246,215
Petroleos Mexicanos (Mexico), Gtd. Notes	8.625%	(c)	12/01/23	350	411,250
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	6.875%		08/04/26	1,000	1,108,000
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	5.375%		03/13/22	450	473,737
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18	1,500	1,560,081
Raizen Fuels Finance SA (Brazil), Gtd. Notes, 144A	5.300%		01/20/27	320	324,400
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%		04/28/20	1,250	1,255,886

					21,736,144

Oil & Gas Services — 0.1%
Cameron International Corp., Gtd. Notes	4.500%		06/01/21	2,200	2,315,315
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%		12/21/25	2,845	2,982,394

					5,297,709

Packaging & Containers — 0.0%
Ball Corp., Gtd. Notes	4.375%		12/15/20	630	661,500
WestRock RKT Co., Gtd. Notes	4.900%		03/01/22	800	871,859

					1,533,359

Pharmaceuticals — 0.2%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%		05/14/25	1,175	1,198,575
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%		05/14/35	1,910	2,014,353
Actavis Funding SCS, Gtd. Notes	3.800%		03/15/25	475	491,316
Actavis Funding SCS, Gtd. Notes	4.550%		03/15/35	2,010	2,145,329
Actavis Funding SCS, Gtd. Notes	4.750%		03/15/45	178	192,145
Actavis, Inc., Gtd. Notes	6.125%		08/15/19	445	480,552
Eli Lilly & Co., Sr. Unsec’d. Notes	3.100%		05/15/27	1,140	1,151,206
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes(a)	3.150%		10/01/26	610	579,304
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	4.100%		10/01/46	195	179,611
Wyeth LLC, Gtd. Notes	6.450%		02/01/24	60	72,928

					8,505,319

Pipelines — 0.2%
DCP Midstream LLC, Gtd. Notes, 144A	5.350%		03/15/20	717	745,680
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.650%		06/01/21	675	712,041
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.900%		03/15/35	250	243,100
Enterprise Products Operating LLC, Gtd. Notes	3.700%		02/15/26	270	274,996
Enterprise Products Operating LLC, Gtd. Notes	3.750%		02/15/25	1,345	1,385,084
Kinder Morgan Energy Partners LP, Gtd. Notes	5.950%		02/15/18	510	522,599
MPLX LP, Sr. Unsec’d. Notes	4.000%		02/15/25	1,430	1,439,733
MPLX LP, Sr. Unsec’d. Notes	5.200%		03/01/47	40	41,195
ONEOK Partners LP, Gtd. Notes	6.650%		10/01/36	145	174,505
Williams Partners LP, Sr. Unsec’d. Notes	4.900%		01/15/45	1,000	1,001,313
Williams Partners LP, Sr. Unsec’d. Notes	5.100%		09/15/45	500	518,001

					7,058,247

Real Estate — 0.0%
ProLogis LP, Gtd. Notes	6.875%		03/15/20	72	79,878

Real Estate Investment Trusts (REITs) — 0.0%
Select Income REIT, Sr. Unsec’d. Notes	2.850%		02/01/18	715	717,971
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%		03/15/22	230	237,672

					955,643

Retail — 0.2%
CVS Health Corp., Sr. Unsec’d. Notes	5.125%		07/20/45	820	940,044
CVS Health Corp., Sr. Unsec’d. Notes	5.300%		12/05/43	225	259,295
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%		03/15/45	755	826,890
L Brands, Inc., Gtd. Notes	5.625%		02/15/22	1,450	1,551,500

SEE NOTES TO FINANCIAL STATEMENTS.

A91

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Retail (continued)
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	6.500%		03/15/29	129	$168,181
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	3.875%		01/15/22	360	357,068
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%		01/30/26	2,620	2,713,327
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%		12/01/25	1,375	1,407,656
Target Corp., Sr. Unsec’d. Notes	3.500%		07/01/24	345	357,342

					8,581,303

Savings & Loans — 0.0%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%		12/06/22	1,455	1,485,596

Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875%		01/15/27	2,125	2,182,162
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%		03/15/23	1,500	1,578,750

					3,760,912

Software — 0.3%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%		10/15/20	2,210	2,315,070
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%		10/15/18	1,650	1,669,465
Microsoft Corp., Sr. Unsec’d. Notes	3.125%		11/03/25	1,380	1,408,065
Microsoft Corp., Sr. Unsec’d. Notes	2.375%		02/12/22	3,085	3,107,644
Microsoft Corp., Sr. Unsec’d. Notes	4.500%		02/06/57	1,125	1,238,623
Oracle Corp., Sr. Unsec’d. Notes	4.300%		07/08/34	920	998,210

					10,737,077

Telecommunications — 0.4%
Anixter, Inc., Gtd. Notes	5.625%		05/01/19	782	823,055
AT&T Corp., Gtd. Notes	8.250%	(c)	11/15/31	4	5,556
AT&T, Inc., Sr. Unsec’d. Notes	3.400%		05/15/25	3,460	3,401,491
AT&T, Inc., Sr. Unsec’d. Notes	4.500%		05/15/35	430	423,031
AT&T, Inc., Sr. Unsec’d. Notes	4.500%		03/09/48	4	3,743
AT&T, Inc., Sr. Unsec’d. Notes	4.550%		03/09/49	844	797,560
AT&T, Inc., Sr. Unsec’d. Notes	4.750%		05/15/46	875	858,028
AT&T, Inc., Sr. Unsec’d. Notes	4.800%		06/15/44	1,000	991,044
AT&T, Inc., Sr. Unsec’d. Notes	5.150%		03/15/42	860	878,226
AT&T, Inc., Sr. Unsec’d. Notes	5.250%		03/01/37	65	69,250
AT&T, Inc., Sr. Unsec’d. Notes	5.350%		09/01/40	82	86,828
AT&T, Inc., Sr. Unsec’d. Notes	5.450%		03/01/47	65	69,974
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.125%	(c)	12/15/30	400	608,192
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, First Lien, 144A	3.360%	(c)	03/20/23	2,000	2,017,500
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%		09/15/48	2,120	2,005,715
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%		03/15/55	1,991	1,863,950
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%		08/21/46	216	216,037

					15,119,180

Transportation — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700%		08/01/28	670	876,747
CSX Corp., Sr. Unsec’d. Notes	6.150%		05/01/37	715	919,092
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%		05/17/25	100	113,850

					1,909,689

TOTAL CORPORATE BONDS (cost $383,195,452)					397,877,579

MUNICIPAL BONDS — 0.5%
Alabama — 0.0%
Alabama Economic Settlement Authority	4.263%		09/15/32	240	252,353

California — 0.2%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%		04/01/49	1,325	1,894,246
California Educational Facilities Authority	5.000%		06/01/46	750	1,001,693
State of California, GO, BABs	7.300%		10/01/39	1,270	1,857,134
State of California, GO, BABs	7.500%		04/01/34	475	689,795

SEE NOTES TO FINANCIAL STATEMENTS.

A92

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

MUNICIPAL BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
California (continued)
State of California, GO, BABs	7.550%		04/01/39	245	$373,865
State of California, GO, BABs	7.625%		03/01/40	215	327,565

					6,144,298

Colorado — 0.0%
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%		11/01/50	680	915,307

Illinois — 0.0%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%		01/01/40	1,030	1,391,581

New Jersey — 0.1%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%		01/01/40	1,070	1,607,151

New York — 0.1%
New York City Transitional Finance Authority, Revenue Bonds, BABs	5.767%		08/01/36	1,130	1,396,940

Ohio — 0.0%
Ohio State University (The), Revenue Bonds, BABs	4.910%		06/01/40	455	547,470
Ohio State Water Development Authority, Revenue Bonds, BABs	4.879%		12/01/34	300	341,775

					889,245

Oregon — 0.0%
Oregon State Department of Transportation Highway, Revenue Bonds, Series A, BABs	5.834%		11/15/34	445	573,120

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%		12/01/45	550	685,702

Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%		07/01/43	1,000	1,338,930

Texas — 0.1%
University of Texas System (The), Revenue Bonds, BABs	5.000%		08/15/47	1,490	1,954,701

Washington — 0.0%
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series S-1	5.000%		11/01/46	950	1,245,573

TOTAL MUNICIPAL BONDS (cost $14,640,391)					18,394,901

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.0%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	105	105,271
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000%		01/25/36	1,088	1,013,568
Banc of America Funding Trust, Series 2015-R4, Class 4A1, 144A	3.500%	(c)	07/26/36	1,502	1,499,887
Bank of America Mortgage Trust, Series 2005-A, Class 2A1	3.475%	(c)	02/25/35	539	537,492
Bank of America Mortgage Trust, Series 2005-B, Class 2A1	3.601%	(c)	03/25/35	186	180,191
Bayview Opportunity Master Fund Trust, Series 2016-CRT1, Class M1, 144A	2.972%	(c)	10/27/27	640	639,449
Bayview Opportunity Master Fund Trust, Series 2017-CRT1, Class M, 144A	3.372%	(c)	10/25/28	1,377	1,378,110
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A5	3.445%	(c)	02/25/37	463	465,408
CIM Trust, Series 2017-2, Class A1, 144A	3.051%	(c)	12/25/57	2,294	2,292,787
CIM Trust, Series 2017-3, Class A, 144A	3.051%	(c)	01/25/57	4,872	4,943,468
Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M1	3.366%	(c)	09/25/28	1,027	1,041,589
Fannie Mae Connecticut Avenue Securities, Series 2016-C03, Class 2M1	3.416%	(c)	10/25/28	1,461	1,482,502
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1	2.666%	(c)	01/25/29	1,667	1,687,374
Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M2	4.766%	(c)	07/25/29	780	823,718
Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M2	4.216%	(c)	10/25/29	1,220	1,252,875
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1	2.116%	(c)	10/25/27	3,363	3,367,401
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1	2.666%	(c)	07/25/28	1,618	1,624,949
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M2	2.516%	(c)	03/25/29	1,430	1,446,135
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2	3.466%	(c)	11/25/28	1,600	1,644,181
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA4, Class M2	2.516%	(c)	04/25/29	2,050	2,072,953

SEE NOTES TO FINANCIAL STATEMENTS.

A93

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M1	2.416%	(c)	07/25/29	3,048	$3,088,279
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	3.454%	(c)	07/25/35	240	240,054
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-3, Class A, 144A	3.050%	(c)	09/01/21	1,537	1,537,434
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-1, Class A, 144A^	3.000%	(c)	01/01/22	2,996	2,989,500
LSTAR Securities Investment Ltd., Series 2017-3, Class A1, 144A	3.000%	(c)	04/01/22	3,189	3,222,359
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-4, Class A, 144A	3.020%	(c)	05/01/22	14,696	14,554,207
LSTAR Securities Investment Ltd., Series 2017-5, Class A, 144A	3.020%	(c)	05/01/22	10,400	10,292,328
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	21	21,219
Mortgage Repurchase Agreement Financing Trust, Series 2016-4, Class A1, 144A^	2.317%	(c)	05/10/19	9,990	9,990,000
Mortgage Repurchase Agreement Financing Trust, Series 2016-5, Class A, 144A	2.287%	(c)	06/10/19	1,700	1,697,158
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A2, 144A	1.967%	(c)	07/10/19	2,710	2,711,139
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	3.396%	(c)	02/25/34	232	233,284
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20	38	38,056

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $79,712,023)					80,114,325

SOVEREIGN BONDS — 0.9%
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, 144A, EMTN	1.125%		08/03/19	1,600	1,582,592
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%		02/26/24	175	181,650
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%		07/12/21	500	532,000
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%		06/29/20	400	430,517
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, 144A, MTN	2.375%		06/04/25	400	388,728
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%		03/25/19	580	598,776
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21	2,280	2,563,860
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%		03/29/41	880	1,311,200
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	4.875%		05/05/21	1,120	1,202,889
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	5.875%		01/15/24	950	1,082,840
Japan Bank For International Cooperation (Japan), Gov’t. Gtd. Notes	1.500%		07/21/21	600	580,177
Japan Bank For International Cooperation (Japan), Gov’t. Gtd. Notes	2.250%		02/24/20	800	803,459
Japan Bank For International Cooperation/japan (Japan), Gov’t. Gtd. Notes	2.125%		06/01/20	1,400	1,399,841
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.125%		04/13/21	800	788,183
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.125%		10/25/23	1,400	1,355,088
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.625%		04/20/22	2,000	2,002,698
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%		05/23/18	3,158	3,148,542
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%		10/02/23	566	591,979
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44	1,006	1,007,006
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%		03/16/25	600	618,000
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.000%		09/22/24	515	540,750
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125%		06/22/26	200	189,750
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.250%		05/18/22	795	794,553
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.400%		02/08/22	385	387,971
Province of Ontario (Canada), Sr. Unsec’d. Notes	4.400%		04/14/20	385	410,605
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.750%		04/12/27	2,950	2,937,005
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	2.375%		10/26/21	1,325	1,303,800
Svensk Exportkredit AB (Sweden), Sr. Unsec’d. Notes, GMTN	1.750%		03/10/21	3,100	3,081,716

SEE NOTES TO FINANCIAL STATEMENTS.

A94

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

SOVEREIGN BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.500%	06/08/22	1,800	$1,803,544
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%	06/05/20	1,710	1,869,765
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	5.100%	06/18/50	680	692,240

TOTAL SOVEREIGN BONDS (cost $35,906,807)				36,181,724

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.7%
Federal Home Loan Banks(k)	5.500%	07/15/36	1,080	1,461,779
Federal Home Loan Mortgage Corp., MTN	1.500%	01/17/20	1,705	1,703,568
Federal Home Loan Mortgage Corp.	2.500%	03/01/30	744	749,469
Federal Home Loan Mortgage Corp.	3.000%	TBA	3,000	2,993,438
Federal Home Loan Mortgage Corp.	3.000%	10/01/28	646	665,219
Federal Home Loan Mortgage Corp.	3.000%	06/01/29	1,488	1,530,237
Federal Home Loan Mortgage Corp.	3.000%	01/01/43	1,377	1,382,180
Federal Home Loan Mortgage Corp.	3.000%	07/01/43	2,710	2,715,991
Federal Home Loan Mortgage Corp.	3.000%	06/01/45	1,337	1,342,491
Federal Home Loan Mortgage Corp.	3.000%	06/01/45	5,310	5,326,969
Federal Home Loan Mortgage Corp.	3.500%	TBA	12,500	12,841,462
Federal Home Loan Mortgage Corp.	3.500%	12/01/25	608	636,112
Federal Home Loan Mortgage Corp.	3.500%	08/01/26	1,132	1,185,074
Federal Home Loan Mortgage Corp.	3.500%	03/01/42	845	871,714
Federal Home Loan Mortgage Corp.	3.500%	06/01/42	497	513,264
Federal Home Loan Mortgage Corp.	4.000%	TBA	11,000	11,568,604
Federal Home Loan Mortgage Corp.	4.000%	06/01/26	956	1,003,873
Federal Home Loan Mortgage Corp.	4.000%	09/01/26	502	527,477
Federal Home Loan Mortgage Corp.	4.000%	10/01/39	1,104	1,165,081
Federal Home Loan Mortgage Corp.	4.000%	12/01/40	572	604,256
Federal Home Loan Mortgage Corp.	4.000%	10/01/41	697	739,249
Federal Home Loan Mortgage Corp.	4.000%	01/01/42	231	243,745
Federal Home Loan Mortgage Corp.	4.000%	10/01/45	1,017	1,070,467
Federal Home Loan Mortgage Corp.	4.500%	02/01/19	3	2,808
Federal Home Loan Mortgage Corp.	4.500%	07/01/19	108	110,175
Federal Home Loan Mortgage Corp.	4.500%	07/01/20	75	77,073
Federal Home Loan Mortgage Corp.	4.500%	09/01/39	440	473,144
Federal Home Loan Mortgage Corp.	4.500%	10/01/39	2,542	2,733,394
Federal Home Loan Mortgage Corp.	4.500%	12/01/39	775	833,324
Federal Home Loan Mortgage Corp.	4.500%	07/01/41	335	360,223
Federal Home Loan Mortgage Corp.	4.500%	07/01/41	2,535	2,725,858
Federal Home Loan Mortgage Corp.	4.500%	08/01/41	832	894,840
Federal Home Loan Mortgage Corp.	4.500%	08/01/41	252	270,813
Federal Home Loan Mortgage Corp.	4.500%	08/01/41	180	193,468
Federal Home Loan Mortgage Corp.	4.500%	10/01/41	303	324,797
Federal Home Loan Mortgage Corp.	5.000%	07/01/18	47	48,636
Federal Home Loan Mortgage Corp.	5.000%	12/01/18	26	26,446
Federal Home Loan Mortgage Corp.	5.000%	07/01/19	47	48,553
Federal Home Loan Mortgage Corp.	5.000%	07/01/19	88	90,504
Federal Home Loan Mortgage Corp.	5.000%	12/01/19	17	17,943
Federal Home Loan Mortgage Corp.	5.000%	05/01/34	36	38,938
Federal Home Loan Mortgage Corp.	5.000%	05/01/34	357	389,801
Federal Home Loan Mortgage Corp.	5.000%	08/01/35	37	40,803
Federal Home Loan Mortgage Corp.	5.000%	09/01/35	62	67,286
Federal Home Loan Mortgage Corp.	5.000%	10/01/36	57	62,250
Federal Home Loan Mortgage Corp.	5.000%	05/01/37	38	41,515
Federal Home Loan Mortgage Corp.	5.000%	07/01/37	754	825,973
Federal Home Loan Mortgage Corp.	5.000%	09/01/38	105	114,753
Federal Home Loan Mortgage Corp.	5.000%	09/01/38	87	95,802
Federal Home Loan Mortgage Corp.	5.000%	09/01/38	91	100,143
Federal Home Loan Mortgage Corp.	5.000%	02/01/39	35	38,569
Federal Home Loan Mortgage Corp.	5.000%	06/01/39	92	100,175

SEE NOTES TO FINANCIAL STATEMENTS.

A95

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Federal Home Loan Mortgage Corp.	5.500%	02/01/34	37	$41,308
Federal Home Loan Mortgage Corp.	5.500%	04/01/34	341	376,974
Federal Home Loan Mortgage Corp.	5.500%	06/01/34	214	239,357
Federal Home Loan Mortgage Corp.	5.500%	06/01/34	200	223,317
Federal Home Loan Mortgage Corp.	5.500%	05/01/37	84	94,238
Federal Home Loan Mortgage Corp.	5.500%	02/01/38	649	719,733
Federal Home Loan Mortgage Corp.	5.500%	05/01/38	118	131,695
Federal Home Loan Mortgage Corp.	5.500%	07/01/38	565	628,282
Federal Home Loan Mortgage Corp.	6.000%	03/01/32	326	373,107
Federal Home Loan Mortgage Corp.	6.000%	12/01/33	108	120,941
Federal Home Loan Mortgage Corp.	6.000%	07/01/36	6	6,663
Federal Home Loan Mortgage Corp.	6.000%	12/01/36	14	15,511
Federal Home Loan Mortgage Corp.	6.000%	05/01/37	22	24,343
Federal Home Loan Mortgage Corp.	6.000%	12/01/37	53	60,269
Federal Home Loan Mortgage Corp.	6.000%	01/01/38	9	10,348
Federal Home Loan Mortgage Corp.	6.000%	01/01/38	449	505,072
Federal Home Loan Mortgage Corp.	6.000%	01/01/38	24	26,449
Federal Home Loan Mortgage Corp.	6.000%	10/01/38	104	118,596
Federal Home Loan Mortgage Corp.	6.000%	08/01/39	59	66,252
Federal Home Loan Mortgage Corp.	6.750%	03/15/31	700	1,012,766
Federal Home Loan Mortgage Corp.	7.000%	01/01/31	33	37,187
Federal Home Loan Mortgage Corp.	7.000%	06/01/31	33	37,102
Federal Home Loan Mortgage Corp.	7.000%	09/01/31	5	5,812
Federal Home Loan Mortgage Corp.	7.000%	10/01/31	65	74,423
Federal Home Loan Mortgage Corp.	7.000%	10/01/32	33	35,187
Federal National Mortgage Assoc.	1.875%	09/24/26	225	213,332
Federal National Mortgage Assoc.	2.000%	08/01/31	1,876	1,836,916
Federal National Mortgage Assoc.	2.500%	TBA	3,000	3,011,550
Federal National Mortgage Assoc.	2.500%	01/01/28	1,712	1,731,907
Federal National Mortgage Assoc.	2.500%	10/01/43	1,254	1,214,941
Federal National Mortgage Assoc.	3.000%	TBA	2,500	2,563,086
Federal National Mortgage Assoc.	3.000%	02/01/27	2,814	2,895,742
Federal National Mortgage Assoc.	3.000%	08/01/30	1,618	1,661,286
Federal National Mortgage Assoc.	3.000%	02/01/31	4,709	4,835,979
Federal National Mortgage Assoc.	3.000%	05/01/31	3,287	3,376,236
Federal National Mortgage Assoc.	3.000%	11/01/36	3,806	3,865,698
Federal National Mortgage Assoc.	3.000%	12/01/42	1,654	1,661,310
Federal National Mortgage Assoc.	3.000%	12/01/42	2,719	2,730,174
Federal National Mortgage Assoc.	3.000%	04/01/43	9,069	9,106,987
Federal National Mortgage Assoc.	3.000%	07/01/43	4,197	4,213,653
Federal National Mortgage Assoc.	3.000%	08/01/43	5,458	5,479,668
Federal National Mortgage Assoc.	3.500%	TBA	6,500	6,664,727
Federal National Mortgage Assoc.	3.500%	TBA	20,000	20,541,406
Federal National Mortgage Assoc.	3.500%	07/01/27	2,181	2,273,192
Federal National Mortgage Assoc.	3.500%	06/01/39	914	944,120
Federal National Mortgage Assoc.	3.500%	01/01/42	8,586	8,859,571
Federal National Mortgage Assoc.	3.500%	05/01/42	4,429	4,570,112
Federal National Mortgage Assoc.	3.500%	07/01/42	1,161	1,198,401
Federal National Mortgage Assoc.	3.500%	08/01/42	1,433	1,477,908
Federal National Mortgage Assoc.	3.500%	08/01/42	473	487,356
Federal National Mortgage Assoc.	3.500%	09/01/42	1,167	1,202,734
Federal National Mortgage Assoc.	3.500%	09/01/42	2,154	2,221,138
Federal National Mortgage Assoc.	3.500%	11/01/42	852	878,991
Federal National Mortgage Assoc.	3.500%	03/01/43	4,456	4,602,012
Federal National Mortgage Assoc.	3.500%	04/01/43	813	838,685
Federal National Mortgage Assoc.	3.500%	04/01/43	2,074	2,136,871
Federal National Mortgage Assoc.	3.500%	07/01/43	389	401,071
Federal National Mortgage Assoc.	4.000%	TBA	13,750	14,454,150
Federal National Mortgage Assoc.	4.000%	TBA	19,500	20,464,716

SEE NOTES TO FINANCIAL STATEMENTS.

A96

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc.	4.000%	10/01/41	4,177		$4,407,635
Federal National Mortgage Assoc.	4.000%	09/01/44	4,326		4,549,888
Federal National Mortgage Assoc.	4.500%	TBA	4,500		4,827,129
Federal National Mortgage Assoc.	4.500%	11/01/18	52		52,768
Federal National Mortgage Assoc.	4.500%	01/01/19	78		79,773
Federal National Mortgage Assoc.	4.500%	01/01/19	22		22,386
Federal National Mortgage Assoc.	4.500%	02/01/19	47		48,348
Federal National Mortgage Assoc.	4.500%	05/01/19	41		42,183
Federal National Mortgage Assoc.	4.500%	07/01/33	78		84,276
Federal National Mortgage Assoc.	4.500%	08/01/33	21		22,962
Federal National Mortgage Assoc.	4.500%	09/01/33	70		75,179
Federal National Mortgage Assoc.	4.500%	10/01/33	185		198,788
Federal National Mortgage Assoc.	4.500%	03/01/34	54		58,717
Federal National Mortgage Assoc.	4.500%	01/01/35	4		4,042
Federal National Mortgage Assoc.	4.500%	07/01/39	1,262		1,369,635
Federal National Mortgage Assoc.	4.500%	08/01/39	990		1,074,334
Federal National Mortgage Assoc.	4.500%	09/01/39	735		790,939
Federal National Mortgage Assoc.	4.500%	12/01/39	8		8,553
Federal National Mortgage Assoc.	4.500%	03/01/41	2,434		2,643,150
Federal National Mortgage Assoc.	4.500%	07/01/42	201		217,458
Federal National Mortgage Assoc.	5.000%	TBA	7,000		7,646,407
Federal National Mortgage Assoc.	5.000%	10/01/18	19		19,837
Federal National Mortgage Assoc.	5.000%	01/01/19	45		46,545
Federal National Mortgage Assoc.	5.000%	03/01/34	365		399,213
Federal National Mortgage Assoc.	5.000%	04/01/35	873		958,040
Federal National Mortgage Assoc.	5.000%	06/01/35	216		237,004
Federal National Mortgage Assoc.	5.000%	07/01/35	219		240,062
Federal National Mortgage Assoc.	5.000%	07/01/35	156		171,202
Federal National Mortgage Assoc.	5.000%	09/01/35	136		149,757
Federal National Mortgage Assoc.	5.000%	11/01/35	132		145,439
Federal National Mortgage Assoc.	5.000%	02/01/36	124		136,119
Federal National Mortgage Assoc.	5.500%	12/01/17	6		5,891
Federal National Mortgage Assoc.	5.500%	02/01/18	4		3,932
Federal National Mortgage Assoc.	5.500%	05/01/20	36		37,485
Federal National Mortgage Assoc.	5.500%	01/01/21	129		134,855
Federal National Mortgage Assoc.	5.500%	02/01/33	243		272,128
Federal National Mortgage Assoc.	5.500%	08/01/33	271		304,760
Federal National Mortgage Assoc.	5.500%	10/01/33	78		87,836
Federal National Mortgage Assoc.	5.500%	12/01/33	71		79,984
Federal National Mortgage Assoc.	5.500%	12/01/34	220		245,330
Federal National Mortgage Assoc.	5.500%	10/01/35	928		1,032,698
Federal National Mortgage Assoc.	5.500%	03/01/36	158		176,487
Federal National Mortgage Assoc.	5.500%	04/01/36	168		188,049
Federal National Mortgage Assoc.	5.500%	01/01/37	106		118,151
Federal National Mortgage Assoc.	5.500%	04/01/37	60		66,938
Federal National Mortgage Assoc.	5.500%	05/01/37	360		402,714
Federal National Mortgage Assoc.	5.500%	08/01/37	426		477,178
Federal National Mortgage Assoc.	6.000%	09/01/17	—	(r)	302
Federal National Mortgage Assoc.	6.000%	05/01/21	116		121,882
Federal National Mortgage Assoc.	6.000%	10/01/33	435		501,882
Federal National Mortgage Assoc.	6.000%	11/01/33	48		53,422
Federal National Mortgage Assoc.	6.000%	11/01/33	46		51,436
Federal National Mortgage Assoc.	6.000%	01/01/34	421		480,244
Federal National Mortgage Assoc.	6.000%	02/01/34	162		185,446
Federal National Mortgage Assoc.	6.000%	03/01/34	3		3,614
Federal National Mortgage Assoc.	6.000%	03/01/34	64		71,947
Federal National Mortgage Assoc.	6.000%	03/01/34	18		20,345
Federal National Mortgage Assoc.	6.000%	11/01/34	74		83,172
Federal National Mortgage Assoc.	6.000%	01/01/35	240		274,545

SEE NOTES TO FINANCIAL STATEMENTS.

A97

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc.	6.000%	01/01/35	88		$101,766
Federal National Mortgage Assoc.	6.000%	02/01/35	5		5,324
Federal National Mortgage Assoc.	6.000%	02/01/35	300		346,450
Federal National Mortgage Assoc.	6.000%	02/01/35	243		273,029
Federal National Mortgage Assoc.	6.000%	04/01/35	27		31,408
Federal National Mortgage Assoc.	6.000%	12/01/35	312		352,716
Federal National Mortgage Assoc.	6.000%	05/01/36	68		77,643
Federal National Mortgage Assoc.	6.000%	06/01/36	36		41,314
Federal National Mortgage Assoc.	6.000%	02/01/37	117		133,641
Federal National Mortgage Assoc.	6.000%	06/01/37	42		47,793
Federal National Mortgage Assoc.	6.000%	05/01/38	318		358,996
Federal National Mortgage Assoc.(k)(hh)	6.250%	05/15/29	1,935		2,625,720
Federal National Mortgage Assoc.	6.500%	07/01/17	—	(r)	62
Federal National Mortgage Assoc.	6.500%	09/01/17	1		762
Federal National Mortgage Assoc.	6.500%	09/01/32	51		56,501
Federal National Mortgage Assoc.	6.500%	09/01/32	15		16,397
Federal National Mortgage Assoc.	6.500%	09/01/32	10		11,090
Federal National Mortgage Assoc.	6.500%	09/01/32	51		56,717
Federal National Mortgage Assoc.	6.500%	09/01/32	7		8,237
Federal National Mortgage Assoc.	6.500%	10/01/32	60		66,924
Federal National Mortgage Assoc.	6.500%	04/01/33	90		101,233
Federal National Mortgage Assoc.	6.500%	11/01/33	74		81,895
Federal National Mortgage Assoc.	6.500%	01/01/34	61		68,491
Federal National Mortgage Assoc.	6.500%	09/01/34	79		87,447
Federal National Mortgage Assoc.	6.500%	10/01/34	143		159,800
Federal National Mortgage Assoc.	6.500%	09/01/36	226		259,213
Federal National Mortgage Assoc.	6.500%	10/01/36	50		56,886
Federal National Mortgage Assoc.	6.500%	11/01/36	79		87,750
Federal National Mortgage Assoc.	6.500%	01/01/37	42		46,693
Federal National Mortgage Assoc.	6.500%	01/01/37	119		132,794
Federal National Mortgage Assoc.	6.500%	09/01/37	26		29,274
Federal National Mortgage Assoc.(hh)	6.625%	11/15/30	630		900,687
Federal National Mortgage Assoc.	7.000%	02/01/32	40		45,307
Federal National Mortgage Assoc.	7.000%	03/01/32	2		2,027
Federal National Mortgage Assoc.	7.000%	05/01/32	21		24,760
Federal National Mortgage Assoc.	7.000%	06/01/32	16		18,402
Federal National Mortgage Assoc.	7.000%	07/01/32	64		71,720
Federal National Mortgage Assoc.(k)(hh)	7.125%	01/15/30	4,210		6,145,388
Federal National Mortgage Assoc.	7.500%	05/01/32	18		17,787
Government National Mortgage Assoc.	3.000%	03/15/45	1,847		1,867,847
Government National Mortgage Assoc.	3.000%	03/20/46	12,854		12,997,342
Government National Mortgage Assoc.	3.000%	02/20/47	6,960		7,037,661
Government National Mortgage Assoc.	3.500%	TBA	12,000		12,429,374
Government National Mortgage Assoc.	3.500%	12/20/42	2,866		2,981,615
Government National Mortgage Assoc.	3.500%	05/20/43	591		615,237
Government National Mortgage Assoc.	3.500%	03/20/45	2,853		2,958,211
Government National Mortgage Assoc.	3.500%	04/20/45	4,041		4,190,218
Government National Mortgage Assoc.	4.000%	TBA	9,500		9,996,523
Government National Mortgage Assoc.	4.000%	06/15/40	271		285,584
Government National Mortgage Assoc.	4.000%	05/20/41	482		510,951
Government National Mortgage Assoc.	4.000%	12/20/42	951		1,005,725
Government National Mortgage Assoc.	4.000%	12/20/45	3,025		3,185,618
Government National Mortgage Assoc.	4.500%	TBA	2,000		2,142,891
Government National Mortgage Assoc.	4.500%	04/15/40	1,268		1,364,640
Government National Mortgage Assoc.	4.500%	01/20/41	2,084		2,239,696
Government National Mortgage Assoc.	4.500%	02/20/41	1,342		1,442,205
Government National Mortgage Assoc.	4.500%	06/20/44	1,500		1,595,357
Government National Mortgage Assoc.	5.000%	10/20/37	239		264,075
Government National Mortgage Assoc.	5.000%	04/20/45	1,397		1,502,387

SEE NOTES TO FINANCIAL STATEMENTS.

A98

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Government National Mortgage Assoc.	5.500%	11/15/32	114		$128,781
Government National Mortgage Assoc.	5.500%	02/15/33	95		107,291
Government National Mortgage Assoc.	5.500%	08/15/33	178		197,590
Government National Mortgage Assoc.	5.500%	08/15/33	158		177,680
Government National Mortgage Assoc.	5.500%	09/15/33	109		123,580
Government National Mortgage Assoc.	5.500%	09/15/33	84		93,024
Government National Mortgage Assoc.	5.500%	10/15/33	130		148,193
Government National Mortgage Assoc.	5.500%	12/15/33	23		26,321
Government National Mortgage Assoc.	5.500%	02/15/34	47		52,085
Government National Mortgage Assoc.	5.500%	04/15/34	474		535,742
Government National Mortgage Assoc.	5.500%	07/15/35	102		115,365
Government National Mortgage Assoc.	5.500%	02/15/36	143		162,347
Government National Mortgage Assoc.	6.000%	02/15/33	3		3,855
Government National Mortgage Assoc.	6.000%	04/15/33	24		27,582
Government National Mortgage Assoc.	6.000%	09/15/33	28		31,933
Government National Mortgage Assoc.	6.000%	12/15/33	156		177,244
Government National Mortgage Assoc.	6.000%	12/15/33	52		58,856
Government National Mortgage Assoc.	6.000%	01/15/34	27		31,196
Government National Mortgage Assoc.	6.000%	01/15/34	42		47,042
Government National Mortgage Assoc.	6.000%	06/20/34	107		121,704
Government National Mortgage Assoc.	6.000%	07/15/34	233		264,637
Government National Mortgage Assoc.	6.000%	10/15/34	214		244,383
Government National Mortgage Assoc.	6.500%	10/15/23	1		1,466
Government National Mortgage Assoc.	6.500%	12/15/23	7		7,245
Government National Mortgage Assoc.	6.500%	01/15/24	24		25,786
Government National Mortgage Assoc.	6.500%	01/15/24	78		85,449
Government National Mortgage Assoc.	6.500%	01/15/24	6		6,452
Government National Mortgage Assoc.	6.500%	01/15/24	28		30,171
Government National Mortgage Assoc.	6.500%	01/15/24	2		2,335
Government National Mortgage Assoc.	6.500%	01/15/24	3		3,164
Government National Mortgage Assoc.	6.500%	01/15/24	2		2,546
Government National Mortgage Assoc.	6.500%	02/15/24	6		6,807
Government National Mortgage Assoc.	6.500%	02/15/24	23		25,654
Government National Mortgage Assoc.	6.500%	02/15/24	38		41,440
Government National Mortgage Assoc.	6.500%	02/15/24	28		31,026
Government National Mortgage Assoc.	6.500%	02/15/24	5		5,788
Government National Mortgage Assoc.	6.500%	02/15/24	5		5,521
Government National Mortgage Assoc.	6.500%	02/15/24	1		866
Government National Mortgage Assoc.	6.500%	02/15/24	—	(r)	527
Government National Mortgage Assoc.	6.500%	02/15/24	11		11,956
Government National Mortgage Assoc.	6.500%	02/15/24	25		26,947
Government National Mortgage Assoc.	6.500%	02/15/24	7		8,156
Government National Mortgage Assoc.	6.500%	03/15/24	11		11,690
Government National Mortgage Assoc.	6.500%	04/15/24	3		3,334
Government National Mortgage Assoc.	6.500%	04/15/24	6		6,992
Government National Mortgage Assoc.	6.500%	04/15/24	12		13,205
Government National Mortgage Assoc.	6.500%	04/15/24	1		1,409
Government National Mortgage Assoc.	6.500%	04/15/24	6		6,940
Government National Mortgage Assoc.	6.500%	04/15/24	20		21,655
Government National Mortgage Assoc.	6.500%	04/15/24	3		3,488
Government National Mortgage Assoc.	6.500%	04/15/24	3		3,444
Government National Mortgage Assoc.	6.500%	05/15/24	—	(r)	284
Government National Mortgage Assoc.	6.500%	05/15/24	20		21,570
Government National Mortgage Assoc.	6.500%	05/15/24	20		21,802
Government National Mortgage Assoc.	6.500%	10/15/24	31		34,914
Government National Mortgage Assoc.	6.500%	12/15/30	12		12,936
Government National Mortgage Assoc.	6.500%	01/15/32	25		28,063
Government National Mortgage Assoc.	6.500%	02/15/32	25		28,498
Government National Mortgage Assoc.	6.500%	07/15/32	55		60,198

SEE NOTES TO FINANCIAL STATEMENTS.

A99

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Government National Mortgage Assoc.	6.500%		08/15/32	9	$9,640
Government National Mortgage Assoc.	6.500%		08/15/32	10	11,425
Government National Mortgage Assoc.	6.500%		08/15/32	38	41,701
Government National Mortgage Assoc.	6.500%		08/15/32	269	316,063
Government National Mortgage Assoc.	6.500%		06/15/35	52	60,411
Government National Mortgage Assoc.	6.500%		06/15/35	6	6,158
Government National Mortgage Assoc.	6.500%		07/15/35	8	8,294
Government National Mortgage Assoc.	8.000%		01/15/24	11	11,568
Government National Mortgage Assoc.	8.000%		04/15/25	10	10,889
Hashemite Kingdom of Jordan Government USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	3,948	4,043,455
Iraq Government AID Bond, U.S. Gov’t. Gtd. Notes	2.149%		01/18/22	1,400	1,398,807
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		04/26/24	1,090	1,301,228
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	2.804%	(s)	01/15/30	950	653,788
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	2.967%	(s)	04/15/30	2,100	1,433,011
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		02/01/27	410	419,612
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%		05/01/30	705	1,021,331
Ukraine Government AID Bonds, U.S. Gov’t. Gtd. Notes	1.471%		09/29/21	800	782,194

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $347,118,143)					348,379,636

U.S. TREASURY OBLIGATIONS — 4.4%
U.S. Treasury Bonds	2.500%		02/15/45	110	102,657
U.S. Treasury Bonds	3.000%		02/15/47	6,700	6,911,465
U.S. Treasury Bonds	4.250%		11/15/40	10,755	13,515,174
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/22	3,735	3,717,089
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250%		01/15/25	26,777	26,301,777
U.S. Treasury Notes(a)	1.750%		05/31/22	2,330	2,316,348
U.S. Treasury Notes	1.750%		06/30/22	630	625,915
U.S. Treasury Notes	1.875%		04/30/22	2,735	2,734,467
U.S. Treasury Notes	2.000%		05/31/24	3,605	3,575,990
U.S. Treasury Notes	2.000%		06/30/24	16,585	16,438,588
U.S. Treasury Notes	2.125%		06/30/21	23,810	24,152,269
U.S. Treasury Notes	2.125%		09/30/21	42,715	43,297,333
U.S. Treasury Notes	2.125%		05/15/25	15,885	15,785,099
U.S. Treasury Strips Coupon	2.184%	(s)	02/15/28	5,465	4,201,055
U.S. Treasury Strips Coupon(k)	2.241%	(s)	05/15/28	2,735	2,086,622
U.S. Treasury Strips Coupon	2.280%	(s)	02/15/29	2,735	2,040,250
U.S. Treasury Strips Coupon	2.384%	(s)	05/15/29	5,640	4,174,931
U.S. Treasury Strips Coupon	2.783%	(s)	08/15/29	1,400	1,028,569
U.S. Treasury Strips Coupon	2.878%	(s)	05/15/31	1,400	972,019
U.S. Treasury Strips Coupon	3.042%	(s)	11/15/35	2,800	1,689,957
U.S. Treasury Strips Coupon	3.202%	(s)	08/15/40	2,800	1,433,060

TOTAL U.S. TREASURY OBLIGATIONS (cost $177,385,362)					177,100,634

TOTAL LONG-TERM INVESTMENTS (cost $3,239,305,341)					3,790,772,769

SHORT-TERM INVESTMENTS — 9.8%				Shares
AFFILIATED MUTUAL FUNDS — 9.8%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(w)				14,174,120	131,677,575
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)				219,882,511	219,882,511
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $41,596,724; includes $41,566,070 of cash collateral for securities on loan)(b)(w)				41,595,327	41,599,486

TOTAL AFFILIATED MUTUAL FUNDS (cost $400,539,838)					393,159,572

SEE NOTES TO FINANCIAL STATEMENTS.

A100

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

OPTIONS PURCHASED* — 0.0%	Interest Rate		Maturity Date	Notional Amount (000)#	Value
Call Options
10 Year U.S. Treasury Notes Futures, expiring 07/21/17, Strike Price $127.00				410	$32,031
10 Year U.S. Treasury Notes Futures, expiring 07/21/17, Strike Price $130.00				410	—

TOTAL OPTIONS PURCHASED (cost $161,731)					32,031

				Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bill (cost $149,672)(k)	0.979%	(n)	09/21/17	150	149,676

TOTAL SHORT-TERM INVESTMENTS (cost $400,851,241)					393,341,279

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 104.5% (cost $3,640,156,582)					4,184,114,048

				Notional Amount (000)#
OPTION WRITTEN* — (0.0)%
Call Option
10 Year U.S. Treasury Notes Futures, expiring 07/21/17, Strike Price $128.50 (premiums received $62,488)				820	(12,813)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 104.5% (cost $3,640,094,094)					4,184,101,235
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (4.5)%					(180,131,808)

NET ASSETS — 100.0%					$4,003,969,427

See Glossary for abbreviations used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $18,329,375 and 0.5% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $40,467,970; cash collateral of $41,566,070 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(d)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post maturity.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $2,104,134. The aggregate value, $2,113,148, is approximately 0.1% of net assets.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $6,248,921 is 0.2% of net assets.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate quoted represents yield to maturity as of purchase date.

(p)	Interest rate not available as of June 30, 2017.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A101

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
49	10 Year U.S. Ultra Treasury Bonds	Sep. 2017	$6,640,918	$6,605,812	$(35,106)
330	2 Year U.S. Treasury Notes	Sep. 2017	71,387,469	71,316,094	(71,375)
569	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	92,522,770	94,382,875	1,860,105
1,335	5 Year U.S. Treasury Notes	Sep. 2017	157,709,322	157,310,977	(398,345)
13	Mini MSCI EAFE Index	Sep. 2017	1,224,316	1,228,240	3,924

					1,359,203

Short Positions:
85	10 Year U.S. Treasury Notes	Sep. 2017	10,685,960	10,670,156	15,804
473	20 Year U.S. Treasury Bonds	Sep. 2017	72,348,146	72,694,188	(346,042)

					(330,238)

					$1,028,965

Securities with a combined market value of $2,628,137 have been segregated with Citigroup Global Markets and a security with a market value of $149,676 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at June 30, 2017.

Interest rate swap agreements outstanding at June 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
152,125	09/09/17	0.539%	1 Day USOIS(1)	$437	$362,732	$362,295
127,920	10/18/17	0.607%	1 Day USOIS(1)	265	321,349	321,084
71,095	11/09/17	0.626%	1 Day USOIS(1)	310	199,498	199,188
5,860	11/30/21	1.762%	3 Month LIBOR(2)	—	(38,533)	(38,533)
2,730	05/31/23	1.203%	3 Month LIBOR(1)	165	125,619	125,454
2,470	05/31/23	1.399%	3 Month LIBOR(1)	(44,913)	86,090	131,003
10,615	08/15/23	1.459%	3 Month LIBOR(1)	503,843	314,574	(189,269)
6,926	11/15/23	2.209%	3 Month LIBOR(1)	132	(72,016)	(72,148)
4,500	02/15/24	2.115%	3 Month LIBOR(1)	11,293	(10,245)	(21,538)
9,164	02/15/24	2.151%	3 Month LIBOR(1)	(9,366)	(41,410)	(32,044)
545	02/15/24	2.167%	3 Month LIBOR(1)	(4,994)	(3,008)	1,986
4,980	02/15/24	2.183%	3 Month LIBOR(1)	(9,862)	(32,633)	(22,771)
7,420	09/04/25	2.214%	3 Month LIBOR(1)	203	(68,068)	(68,271)
28,775	01/08/26	2.210%	3 Month LIBOR(1)	292	(260,424)	(260,716)
330	05/15/26	1.652%	3 Month LIBOR(1)	12	14,957	14,945
6,468	02/15/27	1.824%	1 Day USOIS(1)	59,900	90,865	30,965
8,300	02/15/36	2.338%	3 Month LIBOR(2)	(51,426)	(210,476)	(159,050)

				$456,291	$778,871	$322,580

Securities with a combined market value of $2,720,021 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at June 30, 2017.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Fair value measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.

SEE NOTES TO FINANCIAL STATEMENTS.

A102

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,346,306,645	$41,963,611	$—
Unaffiliated Exchange Traded Fund	231,591	—	—
Preferred Stocks	571,560	455,229	—
Asset-Backed Securities
Automobiles	—	51,110,029	2,399,875
Collateralized Loan Obligations	—	60,564,887	—
Consumer Loans	—	12,620,162	—
Credit Cards	—	21,269,865	—
Equipment	—	3,507,735	—
Home Equity Loans	—	6,164,455	2,950,000
Other	—	1,684,411	—
Residential Mortgage-Backed Securities	—	6,574,785	—
Bank Loans	—	2,433,053	—
Commercial Mortgage-Backed Securities	—	171,916,077	—
Corporate Bonds	—	397,877,579	—
Municipal Bonds	—	18,394,901	—
Residential Mortgage-Backed Securities	—	67,134,825	12,979,500
Sovereign Bonds	—	36,181,724	—
U.S. Government Agency Obligations	—	348,379,636	—
U.S. Treasury Obligations	—	177,250,310	—
Affiliated Mutual Funds	393,159,572	—	—
Options Purchased	32,031	—	—
Option Written	(12,813)	—	—
Other Financial Instruments*
Futures Contracts	1,028,965	—	—
Centrally Cleared Interest Rate Swap Agreements	—	322,580	—

Total	$2,741,317,551	$1,425,805,854	$18,329,375

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Affiliated Mutual Funds (including 1.0% of collateral for securities on loan)	9.8%
U.S. Government Agency Obligations	8.7
Banks	6.4
U.S. Treasury Obligations	4.4
Commercial Mortgage-Backed Securities	4.3
Software	3.6
Internet Software & Services	3.1
Oil, Gas & Consumable Fuels	3.0
Pharmaceuticals	2.8
Insurance	2.6
Technology Hardware, Storage & Peripherals	2.4
Semiconductors & Semiconductor Equipment	2.3
Biotechnology	2.3

Residential Mortgage-Backed Securities	2.2%
Health Care Equipment & Supplies	2.1
Health Care Providers & Services	2.0
Automobiles	2.0
IT Services	1.9
Media	1.8
Diversified Telecommunication Services	1.6
Chemicals	1.6
Collateralized Loan Obligations	1.5
Food & Staples Retailing	1.5
Hotels, Restaurants & Leisure	1.5
Aerospace & Defense	1.5
Equity Real Estate Investment Trusts (REITs)	1.3
Capital Markets	1.3

SEE NOTES TO FINANCIAL STATEMENTS.

A103

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

Industry classification (cont.)

Internet & Direct Marketing Retail	1.2%
Road & Rail	1.0
Food Products	1.0
Industrial Conglomerates	1.0
Beverages	0.9
Sovereign Bonds	0.9
Machinery	0.9
Specialty Retail	0.9
Household Products	0.8
Electric Utilities	0.8
Diversified Financial Services	0.8
Tobacco	0.7
Electric	0.7
Consumer Finance	0.6
Metals & Mining	0.6
Oil & Gas	0.5
Credit Cards	0.5
Household Durables	0.5
Communications Equipment	0.5
Municipal Bonds	0.5
Air Freight & Logistics	0.5
Electrical Equipment	0.5
Distributors	0.4
Multiline Retail	0.4
Telecommunications	0.4
Healthcare-Services	0.4
Auto Manufacturers	0.4
Textiles, Apparel & Luxury Goods	0.4
Real Estate Management & Development	0.4
Containers & Packaging	0.3
Healthcare-Products	0.3
Computers	0.3
Construction & Engineering	0.3
Consumer Loans	0.3
Auto Components	0.3
Independent Power & Renewable Electricity Producers	0.3
Home Equity Loans	0.2
Retail	0.2
Airlines	0.2
Gas Utilities	0.2
Multi-Utilities	0.2
Pipelines	0.2
Life Sciences Tools & Services	0.2
Multi-National	0.1

Housewares	0.1%
Trading Companies & Distributors	0.1
Oil & Gas Services	0.1
Agriculture	0.1
Lodging	0.1
Energy Equipment & Services	0.1
Wireless Telecommunication Services	0.1
Commercial Services	0.1
Semiconductors	0.1
Building Products	0.1
Equipment	0.1
Gas	0.1
Food	0.1
Personal Products	0.1
Forest Products & Paper	0.1
Commercial Services & Supplies	0.1
Technology	0.1
Auto Parts & Equipment	0.1
Professional Services	0.1
Building Materials	0.1
Transportation	0.1
Mining	0.1
Other	0.1
Miscellaneous Manufacturing	0.0	*
Packaging & Containers	0.0	*
Savings & Loans	0.0	*
Machinery-Diversified	0.0	*
Health Care Technology	0.0	*
Aerospace/Defense	0.0	*
Real Estate Investment Trusts (REITs)	0.0	*
Electronic Equipment, Instruments & Components	0.0	*
Paper & Forest Products	0.0	*
Home Builders	0.0	*
Unaffiliated Exchange Traded Funds	0.0	*
Transportation Infrastructure	0.0	*
Real Estate	0.0	*
Marine	0.0	*
Options Purchased	0.0	*
Leisure Products	0.0	*

	104.5
Option Written	(0.0	)*
Liabilities in excess of other assets	(4.5)

	100.0%

*	Less than +/- 0.05%

Effects of derivative instruments on the financial statements and primary underlying risk exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$3,924	*	—	$—
Interest rate contracts	Due from/to broker —variation margin futures	1,875,909	*	Due from/to broker —variation margin futures	850,868	*

SEE NOTES TO FINANCIAL STATEMENTS.

A104

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin swaps	$1,186,920	*	Due from/to broker — variation margin swaps	$864,340	*
Interest rate contracts	Unaffiliated investments	32,031		Options written outstanding, at value	12,813

Total		$3,098,784			$1,728,021

*	Includes cumulative appreciation (depreciation) as reported in schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Rate Agreements	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(268,098)	$(268,098)
Equity contracts	—	—	129,587	—	—	129,587
Interest rate contracts	(467,779)	119,368	4,091,918	32,034	1,570,400	5,345,941

Total	$(467,779)	$119,368	$4,221,505	$32,034	$1,302,302	$5,207,430

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$(108,099)	$(108,099)
Equity contracts	—	—	9,949	—	9,949
Interest rate contracts	(129,700)	49,675	1,737,510	(2,724,151)	(1,066,666)

Total	$(129,700)	$49,675	$1,747,459	$(2,832,250)	$(1,164,816)

(2)	Included in net change in unrealized appreciation (depreciation) on investment transactions in the Statement of Operations.

For the six months ended June 30, 2017, the average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(3)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)
$163,994	$425,667	$417,712,715	$53,466,448

Credit Default Swap Agreements— Buy Protection(3)	Interest Rate Swap Agreements(3)
$34,333,333	$465,551,333

(1)	Cost.

(2)	Value at Trade Date.

(3)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A105

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

Financial instruments/transactions — summary of offsetting and netting arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$40,467,970	$(40,467,970)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A106

FLEXIBLE MANAGED PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(unaudited)

as of June 30, 2017

ASSETS
Investments at value, including securities on loan of $40,467,970:
Unaffiliated investments (cost $3,239,616,744)	$3,790,954,476
Affiliated investments (cost $400,539,838)	393,159,572
Cash	143,247
Foreign currency, at value (cost $206,662)	209,785
Receivable for investments sold	130,296,374
Dividends and interest receivable	9,544,161
Due from broker—variation margin futures	975
Tax reclaim receivable	659,862
Due from broker—variation margin swaps	223,831
Receivable for Series shares sold	902
Prepaid expenses	4,307
Receivable from affiliate	5,425

Total Assets	4,325,202,917

LIABILITIES
Payable for investments purchased	275,958,051
Payable to broker for collateral for securities on loan	41,566,070
Management fee payable	1,986,174
Payable for Series shares repurchased	933,501
Due to broker—variation margin futures	371,300
Options written outstanding, at value (premiums received $62,488)	12,813
Affiliated transfer agent fee payable	980
Accrued expenses and other liabilities	404,601

Total Liabilities	321,233,490

NET ASSETS	$4,003,969,427

Net assets were comprised of:
Paid-in capital	$1,933,819,763
Retained earnings	2,070,149,664

Net assets, June 30, 2017	$4,003,969,427

Net asset value and redemption price per share $4,003,969,427 / 145,425,046 outstanding shares of beneficial interest	$27.53

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net) (foreign withholding tax $92,164, of which $17,954 is reimbursable by an affiliate)	$24,506,878
Interest income (net) (foreign withholding taxes of $1,510)	17,573,197
Affiliated dividend income	2,362,068
Income from securities lending, net (including affiliated income of $55,981)	67,401

Total income	44,509,544

EXPENSES
Management fee	11,840,540
Custodian and accounting fees	257,000
Shareholders’ reports	118,000
Audit fee	22,000
Trustees’ fees	22,000
Legal fees and expenses	9,000
Transfer agent’s fees and expenses (including affiliated expense of $2,900)	6,000
Miscellaneous	54,201

Total expenses	12,328,741

NET INVESTMENT INCOME (LOSS)	32,180,803

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of: $8,659)	156,434,790
Futures transactions	4,221,505
Forward rate agreement transactions	32,034
Options written transactions	119,368
Short sales transactions	(225,630)
Swap agreement transactions	1,302,302
Foreign currency transactions	(4,784)

161,879,585

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of: $276,932)	35,556,597
Futures	1,747,459
Options written	49,675
Swap agreements	(2,832,250)
Foreign currencies	59,188

34,580,669

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	196,460,254

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$228,641,057

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$32,180,803	$67,711,730
Net realized gain (loss) on investment and foreign currency transactions	161,879,585	129,427,295
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	34,580,669	111,497,510

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	228,641,057	308,636,535

SERIES SHARE TRANSACTIONS
Series shares sold [109,356 and 950,649 shares, respectively]	2,951,309	23,434,776
Series shares repurchased [4,352,986 and 8,662,738 shares, respectively]	(117,456,163)	(214,255,950)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(114,504,854)	(190,821,174)

CAPITAL CONTRIBUTIONS	—	3,201,924

TOTAL INCREASE (DECREASE)	114,136,203	121,017,285
NET ASSETS:
Beginning of period	3,889,833,224	3,768,815,939

End of period	$4,003,969,427	$3,889,833,224

SEE NOTES TO FINANCIAL STATEMENTS.

A107

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 96.3%

COMMON STOCKS — 96.0%	Shares	Value
Australia — 2.2%
Arrium Ltd.*^(g)	894,400	$69
Asaleo Care Ltd.	733,400	827,909
Ausdrill Ltd.	123,200	173,813
Bendigo & Adelaide Bank Ltd.	158,500	1,349,242
BHP Billiton PLC	202,794	3,106,964
Caltex Australia Ltd.	26,000	631,364
CSL Ltd.	39,297	4,170,571
CSR Ltd.	334,900	1,088,424
Downer EDI Ltd.	182,200	897,497
Fortescue Metals Group Ltd.	129,900	520,001
Harvey Norman Holdings Ltd.(a)	168,800	495,678
LendLease Group	124,300	1,590,862
Macquarie Group Ltd.	51,282	3,487,366
Metcash Ltd.*	412,500	760,960
Mineral Resources Ltd.	64,000	533,334
Myer Holdings Ltd.(a)	567,600	364,310
National Australia Bank Ltd.	33,588	764,073
Qantas Airways Ltd.	387,619	1,703,793
Wesfarmers Ltd.	32,100	989,801

		23,456,031

Austria — 0.3%
OMV AG	36,200	1,880,328
Voestalpine AG	28,800	1,342,365

		3,222,693

Belgium — 0.3%
AGFA-Gevaert NV*	86,100	418,843
Bekaert SA	13,500	686,810
KBC Group NV	21,519	1,631,554
Ontex Group NV	21,400	760,255

		3,497,462

Bermuda — 0.3%
XL Group Ltd.	78,402	3,434,008

Brazil — 0.2%
Cielo SA	263,000	1,960,850

Canada — 2.6%
Brookfield Asset Management, Inc. (Class A Stock)	112,409	4,407,557
Canadian National Railway Co.	62,507	5,071,704
Canadian Natural Resources Ltd.	79,700	2,298,548
Canadian Pacific Railway Ltd.	13,323	2,142,472
Constellation Software, Inc.	6,837	3,576,719
Suncor Energy, Inc.	105,302	3,076,722
Toronto-Dominion Bank (The)	73,986	3,728,397
TransCanada Corp.(a)	50,852	2,424,115

		26,726,234

China — 2.1%
Alibaba Group Holding Ltd., ADR*(a)	73,998	10,426,318
China Merchants Bank Co. Ltd. (Class H Stock)	1,103,000	3,323,760
China Resources Cement Holdings Ltd.	886,000	440,194
NetEase, Inc., ADR	10,421	3,132,865
Tencent Holdings Ltd.	113,600	4,075,396

		21,398,533

COMMON STOCKS (continued)	Shares	Value
Denmark — 0.6%
Danske Bank A/S	61,200	$2,354,553
Dfds A/S	11,300	602,414
Novo Nordisk A/S (Class B Stock)	76,777	3,298,899

		6,255,866

Finland — 0.5%
Sampo OYJ (Class A Stock)	65,912	3,381,663
Tieto OYJ	18,100	559,951
UPM-Kymmene OYJ	57,300	1,633,897

		5,575,511

France — 4.8%
Arkema SA	33,507	3,578,278
Atos SE	15,600	2,188,850
AXA SA	46,300	1,267,852
BNP Paribas SA	85,753	6,173,605
Carrefour SA	47,800	1,208,479
Cie Generale des Etablissements Michelin	12,000	1,597,132
CNP Assurances	46,700	1,048,240
Credit Agricole SA	78,500	1,264,509
Electricite de France SA	61,800	669,602
Engie SA	35,200	531,301
LVMH Moet Hennessy Louis Vuitton SE	18,720	4,681,047
Orange SA	79,700	1,268,421
Renault SA	12,300	1,112,849
Sanofi	39,200	3,756,151
SCOR SE	22,000	874,013
Societe Generale SA	28,600	1,542,278
TOTAL SA	114,875	5,703,213
TOTAL SA, ADR(a)	125,450	6,221,065
Valeo SA	84,650	5,695,173

		50,382,058

Germany — 3.1%
Allianz SE	9,800	1,933,957
Aurubis AG	14,200	1,117,064
BASF SE	16,400	1,522,072
Bayer AG	14,100	1,827,508
Bayerische Motoren Werke AG	12,200	1,134,691
Daimler AG	27,600	2,001,795
Deutsche Bank AG	40,650	722,750
Deutsche Lufthansa AG	54,200	1,235,196
Deutsche Post AG	34,500	1,295,072
Evonik Industries AG	36,500	1,168,213
Hannover Rueck SE	4,500	540,512
Infineon Technologies AG	195,151	4,145,128
METRO AG	46,000	1,553,982
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,300	1,072,473
Rational AG	2,475	1,319,769
Rheinmetall AG	13,300	1,265,945
Siemens AG	46,353	6,376,052
STADA Arzneimittel AG	8,100	575,352
Uniper SE	38,700	727,186
Volkswagen AG	7,400	1,149,338

		32,684,055

SEE NOTES TO FINANCIAL STATEMENTS.

A108

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Hong Kong — 1.5%
AIA Group Ltd.	737,600	$5,396,548
Kingboard Chemical Holdings Ltd.	216,000	859,842
Lee & Man Paper Manufacturing Ltd.	1,244,000	1,154,184
PCCW Ltd.	870,000	494,433
Sands China Ltd.	660,000	3,021,176
Singamas Container Holdings Ltd.*	2,676,000	414,650
Skyworth Digital Holdings Ltd.	1,072,000	665,592
WH Group Ltd., 144A	1,914,500	1,933,208
Wheelock & Co. Ltd.	97,000	731,632
Yue Yuen Industrial Holdings Ltd.	220,500	914,522

		15,585,787

India — 0.7%
HDFC Bank Ltd., ADR	67,205	5,844,819
Tata Motors Ltd., ADR(a)	31,807	1,049,949

		6,894,768

Ireland — 0.9%
Kingspan Group PLC	103,361	3,549,512
Ryanair Holdings PLC, ADR*	40,671	4,376,606
Smurfit Kappa Group PLC	35,200	1,094,482

		9,020,600

Israel — 0.1%
Bank Hapoalim BM	125,500	846,268
Teva Pharmaceutical Industries Ltd.	16,300	537,426

		1,383,694

Italy — 0.5%
A2A SpA	782,400	1,300,938
Astaldi SpA(a)	62,200	387,165
Enel SpA	483,600	2,593,792
Leonardo SpA	21,400	356,306
Mediobanca SpA	87,600	866,632

		5,504,833

Japan — 7.6%
Aisan Industry Co. Ltd.	68,400	542,402
Aoyama Trading Co. Ltd.	9,900	353,382
Asahi Kasei Corp.	103,000	1,111,196
Astellas Pharma, Inc.	75,600	926,607
cocokara fine, Inc.	17,000	840,977
Concordia Financial Group Ltd.	121,000	613,275
Daikin Industries Ltd.	41,400	4,247,311
Dowa Holdings Co. Ltd.	75,000	568,875
Enplas Corp.	18,500	570,824
FANUC Corp.	20,000	3,870,915
Fujikura Ltd.	200,200	1,684,188
Fujitec Co. Ltd.	63,600	834,089
Hazama Ando Corp.	85,900	542,138
Heiwa Corp.	34,800	776,895
Hoya Corp.	52,900	2,754,047
Isuzu Motors Ltd.	78,200	971,038
ITOCHU Corp.	37,100	552,379
Japan Airlines Co. Ltd.	28,000	867,319
Kaneka Corp.	74,000	566,355

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
KDDI Corp.	88,400	$2,337,970
Keihin Corp.	54,300	743,940
Keyence Corp.	9,800	4,314,233
Komori Corp.	40,000	515,600
Konica Minolta, Inc.	129,600	1,081,234
Kureha Corp.	25,500	1,263,918
KYORIN Holdings, Inc.	37,400	830,926
Kyowa Exeo Corp.	66,900	1,127,994
Lintec Corp.	30,000	718,850
Marubeni Corp.	109,700	710,709
Matsumotokiyoshi Holdings Co. Ltd.	15,400	877,250
Mazda Motor Corp.	56,700	796,572
Mitsubishi Gas Chemical Co., Inc.	46,900	996,128
Mitsubishi UFJ Financial Group, Inc.	783,200	5,282,722
Mixi, Inc.	17,800	990,557
Mizuho Financial Group, Inc.	597,700	1,095,867
NEC Corp.	213,000	566,240
Nippon Prologis REIT, Inc.	949	2,019,975
Nippon Telegraph & Telephone Corp.	73,700	3,478,943
Nishi-Nippon Financial Holdings, Inc.	48,600	506,713
Nissan Motor Co. Ltd.	161,600	1,613,565
Nisshinbo Holdings, Inc.	81,000	824,163
Nitori Holdings Co. Ltd.	23,800	3,185,946
NTT DOCOMO, Inc.	39,300	929,472
ORIX Corp.	194,900	3,032,617
Park24 Co. Ltd.	31,900	811,739
Resona Holdings, Inc.	355,300	1,962,610
Sankyu, Inc.	126,000	824,318
Sawai Pharmaceutical Co. Ltd.	9,200	516,693
Seino Holdings Co. Ltd.	52,600	701,234
Shimachu Co. Ltd.	30,700	732,464
SKY Perfect JSAT Holdings, Inc.	151,000	650,401
Sumitomo Heavy Industries Ltd.	84,000	557,393
Sumitomo Mitsui Financial Group, Inc.	33,900	1,323,607
Sumitomo Osaka Cement Co. Ltd.	184,500	877,439
T-Gaia Corp.	39,300	746,636
Toagosei Co. Ltd.	73,500	958,727
Toho Holdings Co. Ltd.	36,900	727,824
Towa Pharmaceutical Co. Ltd.	9,400	439,345
Toyo Tire & Rubber Co. Ltd.	35,200	721,128
Toyoda Gosei Co. Ltd.	33,200	795,520
Toyota Motor Corp.	15,730	826,824
Tsubakimoto Chain Co.	85,000	736,100
Ube Industries Ltd.	301,000	776,973
Yokohama Rubber Co. Ltd. (The)	45,000	907,163

		79,630,454

Liechtenstein — 0.0%
VP Bank AG	1,765	219,260

Luxembourg — 0.2%
Tenaris SA	114,056	1,780,844

SEE NOTES TO FINANCIAL STATEMENTS.

A109

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Netherlands — 2.5%
ABN AMRO Group NV, CVA, 144A	28,800	$762,967
Aegon NV	95,000	486,202
ING Groep NV, CVA	75,400	1,301,616
Koninklijke Ahold Delhaize NV	41,800	797,848
Koninklijke Philips NV	151,859	5,405,992
NN Group NV	38,700	1,373,197
NXP Semiconductors NV*	89,626	9,809,566
Royal Dutch Shell PLC (Class A Stock)	145,531	3,869,665
Royal Dutch Shell PLC (Class A Stock), ADR	29,350	1,561,126
Royal Dutch Shell PLC (Class B Stock)	36,900	990,638

		26,358,817

New Zealand — 0.2%
Air New Zealand Ltd.	606,600	1,449,412
Fletcher Building Ltd.	88,500	518,248

		1,967,660

Norway — 0.3%
DNB ASA	68,200	1,161,091
Salmar ASA	31,900	790,712
Statoil ASA	37,300	618,514
Yara International ASA	23,200	872,373

		3,442,690

Portugal — 0.0%
EDP – Energias de Portugal SA	99,500	325,487

Singapore — 0.1%
DBS Group Holdings Ltd.	81,200	1,222,123

South Africa — 0.3%
Bid Corp. Ltd.	93,746	2,141,469
Mondi PLC	37,200	975,455

		3,116,924

Spain — 0.9%
Amadeus IT Group SA (Class A Stock)	47,137	2,817,654
Banco Santander SA	137,900	915,641
Distribuidora Internacional de Alimentacion SA	175,100	1,092,693
Gas Natural SDG SA	47,300	1,107,223
Iberdrola SA	150,200	1,190,251
Mapfre SA	219,300	767,598
Repsol SA	73,100	1,120,704

		9,011,764

Sweden — 1.1%
Atlas Copco AB (Class A Stock)	104,447	4,016,174
Boliden AB	21,500	587,701
Electrolux AB (Class B Stock)	22,600	741,082
Hexagon AB (Class B Stock)	64,954	3,085,942
JM AB	25,700	910,540
Nordea Bank AB	83,600	1,064,766
Swedbank AB (Class A Stock)	29,700	724,854
Telia Co. AB	138,400	637,829

		11,768,888

COMMON STOCKS (continued)	Shares	Value
Switzerland — 3.0%
ALSO Holding AG*	1,335	$171,448
Aryzta AG	18,700	616,731
Baloise Holding AG	10,300	1,595,467
Bucher Industries AG	1,070	336,631
Cembra Money Bank AG	5,400	511,773
Credit Suisse Group AG	113,100	1,645,717
Geberit AG	7,297	3,407,409
Georg Fischer AG	1,100	1,066,977
Helvetia Holding AG	1,800	1,032,310
Lonza Group AG	18,176	3,937,216
Partners Group Holding AG	5,313	3,298,898
Roche Holding AG	10,800	2,759,561
Swiss Life Holding AG	7,200	2,435,559
Swiss Re AG	22,700	2,080,291
UBS Group AG	66,800	1,135,993
Wolseley PLC	64,939	3,985,829
Zurich Insurance Group AG	5,700	1,663,539

		31,681,349

Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	648,000	4,427,274

United Kingdom — 6.4%
3i Group PLC	120,600	1,417,967
Ashtead Group PLC	35,000	724,246
AstraZeneca PLC	11,300	756,918
Aviva PLC	164,200	1,126,314
BAE Systems PLC	802,386	6,623,955
Barclays PLC	266,300	704,307
Barratt Developments PLC	109,300	802,733
Beazley PLC	129,500	823,665
Bellway PLC	25,400	985,653
Berkeley Group Holdings PLC	25,300	1,063,859
Bovis Homes Group PLC	66,300	825,499
BP PLC	355,000	2,049,132
BT Group PLC	365,300	1,404,675
Carillion PLC(a)	145,900	354,834
Centrica PLC	289,000	753,500
Compass Group PLC	218,027	4,602,040
Crest Nicholson Holdings PLC	143,814	981,482
Debenhams PLC	301,400	170,107
easyJet PLC	25,500	451,737
Experian PLC	188,665	3,871,962
GKN PLC	188,200	799,398
GlaxoSmithKline PLC	130,000	2,767,358
Go-Ahead Group PLC	34,500	790,648
Inchcape Plc	66,600	654,672
Intermediate Capital Group PLC	53,155	576,436
International Consolidated Airlines Group SA	150,000	1,192,475
J Sainsbury PLC	536,900	1,761,076
Keller Group PLC	48,200	552,450
Kingfisher PLC	160,800	629,843
Legal & General Group PLC	260,000	874,905
Lloyds Banking Group PLC	1,133,000	976,398
Man Group PLC	308,300	622,113
Marks & Spencer Group PLC	142,500	618,471

SEE NOTES TO FINANCIAL STATEMENTS.

A110

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United Kingdom (continued)
Meggitt PLC	108,000	$671,089
Micro Focus International PLC	66,489	1,966,035
Mitie Group PLC(a)	247,100	890,724
National Express Group PLC	154,700	738,811
Old Mutual PLC	274,800	693,291
Paragon Group of Cos. PLC (The)	105,900	589,071
Premier Foods PLC*	357,756	188,916
QinetiQ Group PLC	214,000	753,882
RELX PLC	167,753	3,626,335
Rio Tinto Ltd.	18,800	913,652
Royal Mail PLC	120,900	663,221
SSE PLC	51,500	974,451
St. James’s Place PLC	161,171	2,484,227
Unilever NV, CVA	73,062	4,033,162
Vesuvius PLC	81,100	560,445
WPP PLC	192,077	4,044,525

		67,102,665

United States — 52.2%
A.O. Smith Corp.	118,718	6,687,385
Adobe Systems, Inc.*	82,983	11,737,116
Aetna, Inc.	34,450	5,230,543
Alphabet, Inc. (Class A Stock)*	3,269	3,039,124
Alphabet, Inc. (Class C Stock)*	11,194	10,172,324
Amazon.com, Inc.*	12,914	12,500,752
American Express Co.	35,650	3,003,156
American International Group, Inc.	23,900	1,494,228
Ameriprise Financial, Inc.	26,100	3,322,269
Amphenol Corp. (Class A Stock)	145,544	10,744,058
ANSYS, Inc.*	49,921	6,074,387
Apache Corp.(a)	49,000	2,348,570
Apple, Inc.	22,050	3,175,641
Applied Materials, Inc.	67,350	2,782,229
Bank of New York Mellon Corp. (The)	106,250	5,420,875
Becton, Dickinson & Co.	8,444	1,647,509
Boeing Co. (The)	24,450	4,834,987
Bristol-Myers Squibb Co.	12,400	690,928
Bunge Ltd.	39,900	2,976,540
Carnival Corp.	36,350	2,383,470
CF Industries Holdings, Inc.(a)	76,650	2,143,134
Cisco Systems, Inc.	154,850	4,846,805
Citigroup, Inc.	89,650	5,995,792
Comcast Corp. (Class A Stock)	131,000	5,098,520
Costco Wholesale Corp.	52,854	8,452,940
Coty, Inc. (Class A Stock)(a)	54,880	1,029,549
Cummins, Inc.	11,485	1,863,097
Danaher Corp.	135,392	11,425,731
DexCom, Inc.*(a)	63,906	4,674,724
E.I. du Pont de Nemours & Co.	50,600	4,083,926
Ecolab, Inc.	81,143	10,771,733
Edwards Lifesciences Corp.*	54,283	6,418,422
EQT Corp.	27,767	1,626,869
Estee Lauder Cos., Inc. (The) (Class A Stock)	96,161	9,229,533
Exelon Corp.	119,300	4,303,151
Exxon Mobil Corp.	66,750	5,388,727

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Facebook, Inc. (Class A Stock)*	88,042	$13,292,581
Fifth Third Bancorp	216,500	5,620,340
FleetCor Technologies, Inc.*	49,333	7,114,312
Fortive Corp.	140,518	8,901,815
General Electric Co.	152,450	4,117,675
General Motors Co.	35,750	1,248,748
Genpact Ltd.	242,907	6,760,102
Gilead Sciences, Inc.	31,600	2,236,648
Hess Corp.(a)	54,650	2,397,496
Hologic, Inc.*	63,650	2,888,437
Illinois Tool Works, Inc.	25,300	3,624,225
International Paper Co.	46,950	2,657,840
Intuit, Inc.	62,847	8,346,710
Intuitive Surgical, Inc.*	11,464	10,723,082
Invesco Ltd.	50,900	1,791,171
Johnson & Johnson	47,200	6,244,088
Johnson Controls International PLC	106,798	4,630,761
JPMorgan Chase & Co.	137,350	12,553,790
Kohl’s Corp.(a)	39,550	1,529,399
Las Vegas Sands Corp.	31,900	2,038,091
Loews Corp.	73,900	3,459,259
Lowe’s Cos., Inc.	37,200	2,884,116
Marsh & McLennan Cos., Inc.	50,680	3,951,013
Mattel, Inc.(a)	88,850	1,912,941
Medtronic PLC	65,721	5,832,739
Merck & Co., Inc.	91,500	5,864,235
MetLife, Inc.	97,550	5,359,397
Microsoft Corp.	117,431	8,094,519
Morgan Stanley	161,200	7,183,072
News Corp. (Class A Stock)	142,900	1,957,730
Occidental Petroleum Corp.	58,600	3,508,382
PayPal Holdings, Inc.*	207,147	11,117,579
PepsiCo, Inc.	39,950	4,613,826
Perrigo Co. PLC(a)	31,450	2,375,104
Pfizer, Inc.	174,950	5,876,570
PG&E Corp.	125,900	8,355,983
Philip Morris International, Inc.	59,050	6,935,422
Priceline Group, Inc. (The)*	2,395	4,479,895
Procter & Gamble Co. (The)	31,896	2,779,736
QUALCOMM, Inc.	74,450	4,111,129
Raytheon Co.	12,535	2,024,152
Roper Technologies, Inc.	45,710	10,583,236
salesforce.com, Inc.*	104,784	9,074,294
SBA Communications Corp.*	70,654	9,531,225
Shire PLC	9,131	503,476
Southern Co. (The)	78,650	3,765,762
Southwest Airlines Co.	51,500	3,200,210
Starbucks Corp.	115,785	6,751,423
Stericycle, Inc.*	23,070	1,760,702
TE Connectivity Ltd.	35,750	2,812,810
Texas Instruments, Inc.	25,500	1,961,715
Thermo Fisher Scientific, Inc.	61,078	10,656,279
TJX Cos., Inc. (The)	94,177	6,796,754
TripAdvisor, Inc.*(a)	148,452	5,670,866
Twenty-First Century Fox, Inc. (Class B Stock)	172,150	4,797,821

SEE NOTES TO FINANCIAL STATEMENTS.

A111

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Tyson Foods, Inc. (Class A Stock)	81,550	$5,107,476
U.S. Bancorp	87,950	4,566,364
United Technologies Corp.	27,500	3,358,025
VEREIT, Inc.	231,845	1,887,218
Verizon Communications, Inc.	82,300	3,675,518
Visa, Inc. (Class A Stock)(a)	142,325	13,347,238
Vulcan Materials Co.	15,350	1,944,538
Wabtec Corp.(a)	78,705	7,201,507
Wal-Mart Stores, Inc.	43,300	3,276,944
Wells Fargo & Co.	147,050	8,148,040
Westar Energy, Inc.	20,700	1,097,514
Weyerhaeuser Co.	59,250	1,984,875
Yum China Holdings, Inc.*	90,570	3,571,175
Zoetis, Inc.	179,715	11,210,622

		547,256,481

Zambia — 0.1%
First Quantum Minerals Ltd.	120,679	1,020,858

TOTAL COMMON STOCKS (cost $769,522,555)		1,007,316,521

PREFERRED STOCKS — 0.3%
United States — 0.3%
Becton, Dickinson & Co.*	11,615	636,270
NextEra Energy, Inc.*(a)	46,848	2,530,260

TOTAL PREFERRED STOCKS (cost $2,880,789)		3,166,530

	Units
RIGHTS* — 0.0%
Spain
Repsol SA, expiring 07/03/2017(a) (cost $34,891)	73,100	33,397

TOTAL LONG-TERM INVESTMENTS (cost $772,438,235)		1,010,516,448

	Shares
SHORT-TERM INVESTMENTS — 9.7%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	41,132,252	41,132,252
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $59,916,342; includes $59,858,177 of cash collateral for securities on loan)(b)(w)	59,914,457	59,920,449

TOTAL SHORT-TERM INVESTMENTS (cost $101,048,594)		101,052,701

TOTAL INVESTMENTS — 106.0% (cost $873,486,829)		1,111,569,149
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.0)%		(62,526,584)

NET ASSETS — 100.0%		$1,049,042,565

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $69 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $58,575,784; cash collateral of $59,858,177 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(g)	Indicates a security that has been deemed illiquid; the aggregate value of $69 is 0.0% of net assets.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair value measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A112

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$23,455,962	$69
Austria	—	3,222,693	—
Belgium	—	3,497,462	—
Bermuda	3,434,008	—	—
Brazil	1,960,850	—	—
Canada	26,726,234	—	—
China	13,559,183	7,839,350	—
Denmark	—	6,255,866	—
Finland	—	5,575,511	—
France	6,221,065	44,160,993	—
Germany	—	32,684,055	—
Hong Kong	—	15,585,787	—
India	6,894,768	—	—
Ireland	4,376,606	4,643,994	—
Israel	—	1,383,694	—
Italy	—	5,504,833	—
Japan	—	79,630,454	—
Liechtenstein	—	219,260	—
Luxembourg	—	1,780,844	—
Netherlands	11,370,692	14,988,125	—
New Zealand	—	1,967,660	—
Norway	—	3,442,690	—
Portugal	—	325,487	—
Singapore	—	1,222,123	—
South Africa	—	3,116,924	—
Spain	—	9,011,764	—
Sweden	—	11,768,888	—
Switzerland	—	31,681,349	—
Taiwan	—	4,427,274	—
United Kingdom	—	67,102,665	—
United States	546,753,005	503,476	—
Zambia	1,020,858	—	—
Preferred Stocks
United States	3,166,530	—	—
Rights
Spain	33,397	—	—
Affiliated Mutual Funds	101,052,701	—	—

Total	$726,569,897	$384,999,183	$69

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Affiliated Mutual Funds (including 5.7% of collateral for securities on loan)	9.7%
Banks	8.2
Pharmaceuticals	4.9
Insurance	4.8
Software	4.6
Oil, Gas & Consumable Fuels	4.5
Health Care Equipment & Supplies	4.5
IT Services	4.4
Internet Software & Services	4.3

Capital Markets	3.4%
Machinery	3.4
Chemicals	2.9
Industrial Conglomerates	2.7
Semiconductors & Semiconductor Equipment	2.6
Electric Utilities	2.4
Food & Staples Retailing	2.3
Internet & Direct Marketing Retail	2.2
Electronic Equipment, Instruments & Components	2.2
Building Products	2.1

SEE NOTES TO FINANCIAL STATEMENTS.

A113

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

Industry classification (cont.)

Hotels, Restaurants & Leisure	2.1%
Aerospace & Defense	1.8
Media	1.5
Personal Products	1.5
Equity Real Estate Investment Trusts (REITs)	1.5
Specialty Retail	1.5
Life Sciences Tools & Services	1.4
Airlines	1.4
Auto Components	1.1
Food Products	1.1
Automobiles	1.1
Metals & Mining	1.0
Road & Rail	1.0
Diversified Telecommunication Services	1.0
Professional Services	0.7
Household Durables	0.7
Tobacco	0.6
Biotechnology	0.6
Health Care Providers & Services	0.6
Trading Companies & Distributors	0.5
Construction Materials	0.5
Textiles, Apparel & Luxury Goods	0.5
Communications Equipment	0.5
Technology Hardware, Storage & Peripherals	0.5
Commercial Services & Supplies	0.4

Beverages	0.4%
Paper & Forest Products	0.4
Containers & Packaging	0.4
Consumer Finance	0.3
Wireless Telecommunication Services	0.3
Construction & Engineering	0.3
Household Products	0.3
Leisure Products	0.3
Multi-Utilities	0.3
Multiline Retail	0.3
Diversified Financial Services	0.3
Real Estate Management & Development	0.2
Air Freight & Logistics	0.2
Energy Equipment & Services	0.2
Electrical Equipment	0.1
Gas Utilities	0.1
Independent Power & Renewable Electricity Producers	0.1
Distributors	0.1
Marine	0.1
Thrifts & Mortgage Finance	0.1
Health Care Technology	0.0 *

106.0
Liabilities in excess of other assets	(6.0)

100.0%

*	Less than +/- 0.05%

Effects of derivative instruments on the financial statements and primary underlying risk exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$33,397	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rigts(1)
Equity contracts	$79,032

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)
Equity contracts	$(3,110)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A114

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

Financial instruments/transactions — summary of offsetting and netting arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$58,575,784	$(58,575,784)	$—

(1)	Amount represents market value.
(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A115

GLOBAL PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES (unaudited)

as of June 30, 2017

ASSETS
Investments at value, including securities on loan of $58,575,784:
Unaffiliated investments (cost $772,438,235)	$1,010,516,448
Affiliated investments (cost $101,048,594)	101,052,701
Cash	13,168
Foreign currency, at value (cost $3,962,661)	4,046,484
Receivable for investments sold	5,340,027
Tax reclaim receivable	1,683,434
Dividends and interest receivable	1,672,117
Receivable from affiliate	44,247
Receivable for Series shares sold	1,514
Prepaid expenses	1,057

Total Assets	1,124,371,197

LIABILITIES
Payable to broker for collateral for securities on loan	59,858,177
Payable for investments purchased	14,314,230
Management fee payable	628,110
Accrued expenses and other liabilities	289,302
Payable for Series shares repurchased	237,833
Affiliated transfer agent fee payable	980

Total Liabilities	75,328,632

NET ASSETS	$1,049,042,565

Net assets were comprised of:
Paid-in capital	$682,123,204
Retained earnings	366,919,361

Net assets, June 30, 2017	$1,049,042,565

Net asset value and redemption price per share $1,049,042,565 / 33,901,440 outstanding shares of beneficial interest	$30.94

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2017

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net) (foreign withholding tax $921,221, of which $65,287 is reimbursable by an affiliate)	$13,339,800
Income from securities lending, net (including affiliated income of $73,622)	256,185
Affiliated dividend income	140,085

Total income	13,736,070

EXPENSES
Management fee	3,762,379
Custodian and accounting fees	185,000
Shareholders’ reports	50,000
Audit fee	14,000
Trustees’ fees	9,000
Transfer agent’s fees and expenses (including affiliated expense of $2,900)	6,000
Legal fees and expenses	6,000
Miscellaneous	29,674

Total expenses	4,062,053
Less: Management fee waiver	(112,086)

3,949,967

NET INVESTMENT INCOME (LOSS)	9,786,103

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(2,954))	16,699,306
Foreign currency transactions	37,154

16,736,460

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(4,171))	91,566,464
Foreign currencies	287,009

91,853,473

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	108,589,933

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$118,376,036

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$9,786,103	$12,128,554
Net realized gain (loss) on investment and foreign currency transactions	16,736,460	6,968,304
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	91,853,473	20,952,242

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	118,376,036	40,049,100

SERIES SHARE TRANSACTIONS
Series shares sold [119,909 and 177,123 shares, respectively]	3,580,092	4,692,671
Series shares repurchased [959,965 and 2,096,896 shares, respectively]	(28,275,171)	(55,475,254)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(24,695,079)	(50,782,583)

CAPITAL CONTRIBUTIONS	—	808,056

TOTAL INCREASE (DECREASE)	93,680,957	(9,925,427)
NET ASSETS:
Beginning of period	955,361,608	965,287,035

End of period	$1,049,042,565	$955,361,608

SEE NOTES TO FINANCIAL STATEMENTS.

A116

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 100.2% ASSET-BACKED SECURITIES — 6.3%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations — 6.3%
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2017-8A, Class A, 144A	2.307%	(c)	01/15/30	250	$250,000
Battalion CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1R, 144A	2.348%	(c)	10/17/26	500	500,134
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A	2.485%	(c)	04/13/27	1,750	1,750,544
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 144A	2.432%	(c)	05/15/25	500	499,885
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.358%	(c)	07/15/26	2,500	2,499,284
Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class AR, 144A	2.408%	(c)	01/16/26	2,500	2,500,715
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.482%	(c)	05/15/26	2,500	2,500,658
Limerock CLO LLC (Cayman Islands), Series 2014-3A, Class A1R, 144A	2.356%	(c)	10/20/26	1,300	1,300,356
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A	2.561%	(c)	07/15/30	250	249,656
OZLM Funding Ltd. (Cayman Islands), Series 2012-1A, Class A1R, 144A	2.673%	(c)	07/22/27	500	502,567
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A	2.472%	(c)	05/21/29	500	499,999
Regatta Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.566%	(c)	07/25/26	250	250,002
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.608%	(c)	10/15/26	1,489	1,488,600
Sound Point CLO Ltd. (Cayman Islands), Series 2015-2A, Class A, 144A	2.676%	(c)	07/20/27	750	752,074
Trinitas CLO Ltd. (Cayman Islands), Series 2016-5A, Class A, 144A	2.856%	(c)	10/25/28	500	502,094

					16,046,568

Small Business Loan — 0.0%
Small Business Administration Participation Certificates, Series 1997-20G, Class 1	6.850%		07/01/17	11	11,387
Small Business Administration Participation Certificates, Series 1998-20I, Class 1	6.000%		09/01/18	83	83,779

					95,166

TOTAL ASSET-BACKED SECURITIES (cost $16,119,994)					16,141,734

COMMERCIAL MORTGAGE-BACKED SECURITIES — 20.9%
Bank, Series 2017-BNK5, Class A3	3.020%		06/15/60	2,800	2,801,461
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3	3.515%		09/10/58	700	720,824
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000	994,920
Commercial Mortgage Trust, Series 2015-CR24, Class A3	3.214%		08/10/48	1,600	1,628,246
Commercial Mortgage Trust, Series 2015-CR25, Class A3	3.505%		08/10/48	1,000	1,029,833
Deutsche Bank Commercial Mortgage Trust, Series 2017-C6, Class A3	3.269%		06/10/50	2,800	2,851,961
Fannie Mae-Aces, Series 2012-M2, Class A2	2.717%		02/25/22	200	204,595
Fannie Mae-Aces, Series 2014-M2, Class A2	3.513%	(c)	12/25/23	2,650	2,802,146
Fannie Mae-Aces, Series 2015-M1, Class AB2	2.465%		09/25/24	518	505,306
Fannie Mae-Aces, Series 2015-M3, Class AB2	2.625%		10/25/24	2,457	2,431,235
Fannie Mae-Aces, Series 2015-M8, Class AB2	2.829%	(c)	01/25/25	1,600	1,622,314
Fannie Mae-Aces, Series 2015-M10, Class A2	3.092%	(c)	04/25/27	1,600	1,624,276
Fannie Mae-Aces, Series 2015-M17, Class A2	3.038%	(c)	11/25/25	1,500	1,525,391
Fannie Mae-Aces, Series 2016-M11, Class A2	2.369%	(c)	07/25/26	1,200	1,153,140
Fannie Mae-Aces, Series 2016-M13, Class A2	2.560%	(c)	09/25/26	2,100	2,039,860
FHLMC Multifamily Structured Pass-Through Certificates, Series K003, Class A5	5.085%		03/25/19	250	261,386
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.718%	(c)	06/25/20	15,629	600,697
FHLMC Multifamily Structured Pass-Through Certificates, Series K019, Class X1, IO	1.824%	(c)	03/25/22	17,351	1,132,729
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.570%	(c)	05/25/22	8,858	509,819
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.606%	(c)	06/25/22	9,397	567,287
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	1.001%	(c)	10/25/22	26,694	1,019,712
FHLMC Multifamily Structured Pass-Through Certificates, Series K038, Class A2	3.389%		03/25/24	3,200	3,370,192

SEE NOTES TO FINANCIAL STATEMENTS.

A117

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
FHLMC Multifamily Structured Pass-Through Certificates, Series K041, Class A2	3.171%		10/25/24	4,000		$4,155,464
FHLMC Multifamily Structured Pass-Through Certificates, Series K044, Class A2	2.811%		01/25/25	3,200		3,240,763
FHLMC Multifamily Structured Pass-Through Certificates, Series K060, Class AM	3.300%	(c)	10/25/26	1,930		1,978,452
FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class AM	3.327%	(c)	03/25/27	1,100		1,132,201
FHLMC Multifamily Structured Pass-Through Certificates, Series K151, Class A3	3.511%		04/25/30	400		415,433
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.872%	(c)	05/25/19	7,748		197,802
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.810%	(c)	07/25/19	7,508		195,880
FHLMC Multifamily Structured Pass-Through Certificates, Series KS03, Class A4	3.161%	(c)	05/25/25	2,600		2,687,312
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	1,700		1,724,637
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	1,600		1,661,582
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,700		1,716,110
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	1,600		1,646,835
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A4	3.525%		12/15/49	1,100		1,132,729

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $52,989,513)						53,282,530

CORPORATE BONDS — 1.3%
Diversified Financial Services
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	4.300%		12/15/21	2,160		2,367,043
CDP Financial, Inc. (Canada),Sr. Unsec’d. Notes, 144A	3.150%		07/24/24	820		840,161

TOTAL CORPORATE BONDS (cost $3,206,547)						3,207,204

MUNICIPAL BONDS — 0.5%
California — 0.1%
California Educational Facilities Authority, Revenue Bonds, Stanford Univ., Ser. U-7, BABs	5.000%		06/01/46	125		166,949

Pennsylvania — 0.2%
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A-1, BABs	5.000%		12/01/46	500		559,460

Texas — 0.1%
University of Texas System (The), Revenue Bonds, Ser. F, Rfdg.	5.000%		08/15/47	275		360,767

Washington — 0.1%
Central Puget Sound Regional Transit Authority, Revenue Bonds, Green Bonds, Ser. S-1, BABs	5.000%		11/01/46	180		236,003

TOTAL MUNICIPAL BONDS (cost $1,275,891)						1,323,179

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2496, Class PM	5.500%		09/15/17	12		11,582
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2501, Class MC	5.500%		09/15/17	—	(r)	6
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2513, Class HC	5.000%		10/15/17	30		30,508
Federal National Mortgage Assoc., REMICS, Series 2002-57, Class ND	5.500%		09/25/17	—	(r)	143
Merrill Lynch Mortgage Investors Trust, Series 2003-E, Class A1	1.836%	(c)	10/25/28	27		26,700
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	3.396%	(c)	02/25/34	133		134,138

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $202,901)						203,077

SEE NOTES TO FINANCIAL STATEMENTS.

A118

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 42.5%	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Federal Home Loan Mortgage Corp.	2.500%	03/01/30	744	$749,469
Federal Home Loan Mortgage Corp.	3.000%	TBA	3,500	3,492,344
Federal Home Loan Mortgage Corp.	3.000%	06/01/29	595	612,095
Federal Home Loan Mortgage Corp.	3.000%	06/01/45	794	795,351
Federal Home Loan Mortgage Corp.	3.500%	08/01/26	283	296,269
Federal Home Loan Mortgage Corp.	3.500%	01/01/27	300	313,919
Federal Home Loan Mortgage Corp.	3.500%	07/01/42	821	846,564
Federal Home Loan Mortgage Corp.	3.500%	10/01/42	1,419	1,463,736
Federal Home Loan Mortgage Corp.	3.500%	08/01/43	1,074	1,107,698
Federal Home Loan Mortgage Corp.	4.000%	TBA	2,750	2,892,151
Federal Home Loan Mortgage Corp.	4.000%	06/01/26	100	104,948
Federal Home Loan Mortgage Corp.	4.000%	09/01/26	335	351,652
Federal Home Loan Mortgage Corp.	4.000%	09/01/40	517	545,386
Federal Home Loan Mortgage Corp.	4.000%	12/01/40	534	564,362
Federal Home Loan Mortgage Corp.	4.000%	12/01/40	572	604,256
Federal Home Loan Mortgage Corp.	4.500%	09/01/39	1,981	2,129,148
Federal Home Loan Mortgage Corp.	5.000%	06/01/33	399	436,752
Federal Home Loan Mortgage Corp.	5.000%	05/01/34	407	443,687
Federal Home Loan Mortgage Corp.	5.500%	05/01/37	84	94,238
Federal Home Loan Mortgage Corp.	5.500%	02/01/38	278	308,457
Federal Home Loan Mortgage Corp.	5.500%	05/01/38	118	131,695
Federal Home Loan Mortgage Corp.	6.000%	09/01/34	77	86,336
Federal Home Loan Mortgage Corp.	6.000%	01/01/37	130	146,428
Federal Home Loan Mortgage Corp.	6.000%	09/01/38	81	91,569
Federal Home Loan Mortgage Corp.	6.000%	08/01/39	85	95,120
Federal Home Loan Mortgage Corp.	6.500%	09/01/32	57	62,902
Federal National Mortgage Assoc.	1.000%	10/24/19	2,300	2,274,518
Federal National Mortgage Assoc.	2.000%	08/01/31	375	367,383
Federal National Mortgage Assoc.	2.500%	06/01/28	2,585	2,615,082
Federal National Mortgage Assoc.	3.000%	TBA	1,000	998,652
Federal National Mortgage Assoc.	3.000%	TBA	1,500	1,537,852
Federal National Mortgage Assoc.	3.000%	08/01/28	1,338	1,373,913
Federal National Mortgage Assoc.	3.000%	02/01/31	1,712	1,758,538
Federal National Mortgage Assoc.	3.000%	11/01/36	952	966,424
Federal National Mortgage Assoc.	3.000%	03/01/43	1,186	1,190,551
Federal National Mortgage Assoc.	3.000%	03/01/43	913	917,082
Federal National Mortgage Assoc.	3.000%	07/01/43	1,141	1,146,680
Federal National Mortgage Assoc.	3.000%	07/01/43	1,392	1,397,683
Federal National Mortgage Assoc.	3.500%	TBA	8,000	8,216,562
Federal National Mortgage Assoc.	3.500%	03/01/27	576	600,184
Federal National Mortgage Assoc.	3.500%	06/01/39	366	377,648
Federal National Mortgage Assoc.	3.500%	04/01/42	603	622,667
Federal National Mortgage Assoc.	3.500%	06/01/42	1,041	1,074,585
Federal National Mortgage Assoc.	3.500%	07/01/42	1,161	1,198,401
Federal National Mortgage Assoc.	4.000%	TBA	6,250	6,570,068
Federal National Mortgage Assoc.	4.000%	TBA	6,000	6,296,836
Federal National Mortgage Assoc.	4.000%	09/01/40	1,985	2,096,874
Federal National Mortgage Assoc.	4.000%	06/01/42	1,494	1,575,762
Federal National Mortgage Assoc.	4.000%	09/01/44	1,082	1,137,472
Federal National Mortgage Assoc.	4.500%	05/01/40	2,743	2,978,124
Federal National Mortgage Assoc.	5.000%	TBA	500	546,172
Federal National Mortgage Assoc.	5.000%	07/01/18	4	4,291
Federal National Mortgage Assoc.	5.000%	08/01/18	22	22,313
Federal National Mortgage Assoc.	5.000%	01/01/19	80	81,454
Federal National Mortgage Assoc.	5.000%	02/01/19	66	67,257
Federal National Mortgage Assoc.	5.000%	11/01/19	49	50,107
Federal National Mortgage Assoc.	5.000%	12/01/31	29	32,179
Federal National Mortgage Assoc.	5.000%	03/01/34	486	532,285
Federal National Mortgage Assoc.	5.000%	06/01/35	216	237,004

SEE NOTES TO FINANCIAL STATEMENTS.

A119

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc.	5.000%	07/01/35	110		$120,031
Federal National Mortgage Assoc.	5.000%	05/01/36	151		165,333
Federal National Mortgage Assoc.	5.500%	10/01/18	15		15,243
Federal National Mortgage Assoc.	5.500%	10/01/18	15		15,416
Federal National Mortgage Assoc.	5.500%	11/01/18	16		15,809
Federal National Mortgage Assoc.	5.500%	02/01/34	291		325,468
Federal National Mortgage Assoc.	5.500%	09/01/34	325		365,482
Federal National Mortgage Assoc.	5.500%	02/01/35	381		429,057
Federal National Mortgage Assoc.	5.500%	06/01/35	108		119,800
Federal National Mortgage Assoc.	5.500%	06/01/35	168		186,653
Federal National Mortgage Assoc.	5.500%	09/01/35	224		248,917
Federal National Mortgage Assoc.	5.500%	09/01/35	45		49,332
Federal National Mortgage Assoc.	5.500%	10/01/35	368		412,077
Federal National Mortgage Assoc.	5.500%	11/01/35	661		744,368
Federal National Mortgage Assoc.	5.500%	11/01/35	372		413,451
Federal National Mortgage Assoc.	5.500%	11/01/35	539		603,467
Federal National Mortgage Assoc.	6.000%	05/01/21	39		40,627
Federal National Mortgage Assoc.	6.000%	12/01/33	12		13,012
Federal National Mortgage Assoc.	6.000%	02/01/34	162		185,449
Federal National Mortgage Assoc.	6.000%	08/01/34	1		746
Federal National Mortgage Assoc.	6.000%	11/01/34	1		872
Federal National Mortgage Assoc.	6.000%	11/01/34	1		1,209
Federal National Mortgage Assoc.	6.000%	12/01/34	1		1,140
Federal National Mortgage Assoc.	6.000%	01/01/35	37		41,965
Federal National Mortgage Assoc.	6.000%	01/01/36	116		130,322
Federal National Mortgage Assoc.	6.000%	05/01/38	69		78,433
Federal National Mortgage Assoc.	6.500%	07/01/32	328		373,636
Federal National Mortgage Assoc.	6.500%	08/01/32	113		125,894
Federal National Mortgage Assoc.	6.500%	10/01/32	332		379,106
Federal National Mortgage Assoc.	6.500%	10/01/37	238		272,856
Federal National Mortgage Assoc.	7.000%	12/01/31	98		112,164
Federal National Mortgage Assoc.	7.000%	12/01/31	1		600
Federal National Mortgage Assoc.	7.000%	11/01/33	11		11,665
Federal National Mortgage Assoc.	7.000%	01/01/36	34		37,945
Federal National Mortgage Assoc.	8.000%	10/01/23	—	(r)	304
Federal National Mortgage Assoc.	8.000%	09/01/24	1		1,261
Federal National Mortgage Assoc.	8.000%	11/01/24	1		1,393
Federal National Mortgage Assoc.	8.000%	01/01/26	1		596
Federal National Mortgage Assoc.	8.000%	02/01/26	1		1,354
Federal National Mortgage Assoc.	9.000%	02/01/25	13		14,136
Federal National Mortgage Assoc.	9.000%	04/01/25	7		8,012
Government National Mortgage Assoc.	3.000%	03/15/45	2,216		2,241,417
Government National Mortgage Assoc.	3.000%	09/20/46	1,984		2,005,721
Government National Mortgage Assoc.	3.000%	10/20/46	496		501,034
Government National Mortgage Assoc.	3.000%	04/20/47	3,987		4,031,415
Government National Mortgage Assoc.	3.500%	01/20/43	1,495		1,554,754
Government National Mortgage Assoc.	3.500%	03/20/45	1,427		1,479,105
Government National Mortgage Assoc.	3.500%	04/20/45	1,211		1,255,389
Government National Mortgage Assoc.	4.000%	TBA	4,000		4,209,062
Government National Mortgage Assoc.	4.000%	06/15/40	276		290,967
Government National Mortgage Assoc.	4.500%	02/20/41	776		833,682
Government National Mortgage Assoc.	4.500%	03/20/41	663		712,198
Government National Mortgage Assoc.	4.500%	06/20/44	519		552,132
Government National Mortgage Assoc.	5.000%	07/15/33	207		229,511
Government National Mortgage Assoc.	5.000%	09/15/33	277		304,777
Government National Mortgage Assoc.	5.000%	04/15/34	87		94,907
Government National Mortgage Assoc.	5.500%	03/15/34	383		430,066
Government National Mortgage Assoc.	5.500%	03/15/36	83		93,352
Government National Mortgage Assoc.	6.500%	07/15/32	22		24,685

SEE NOTES TO FINANCIAL STATEMENTS.

A120

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Government National Mortgage Assoc.	6.500%		08/15/32	4		$3,959
Government National Mortgage Assoc.	6.500%		08/15/32	4		4,712
Government National Mortgage Assoc.	6.500%		08/15/32	16		17,375
Government National Mortgage Assoc.	6.500%		08/15/32	110		130,010
Government National Mortgage Assoc.	7.000%		03/15/23	1		1,232
Government National Mortgage Assoc.	7.000%		05/15/23	7		7,709
Government National Mortgage Assoc.	7.000%		06/15/23	1		1,443
Government National Mortgage Assoc.	7.000%		06/15/23	5		5,398
Government National Mortgage Assoc.	7.000%		06/15/23	1		1,433
Government National Mortgage Assoc.	7.000%		06/15/23	20		21,612
Government National Mortgage Assoc.	7.000%		07/15/23	15		15,119
Government National Mortgage Assoc.	7.000%		07/15/23	1		988
Government National Mortgage Assoc.	7.000%		08/15/23	11		11,192
Government National Mortgage Assoc.	7.000%		08/15/23	6		6,424
Government National Mortgage Assoc.	7.000%		08/15/23	1		1,257
Government National Mortgage Assoc.	7.000%		09/15/23	2		1,567
Government National Mortgage Assoc.	7.000%		10/15/23	5		5,605
Government National Mortgage Assoc.	7.000%		10/15/23	—	(r)	65
Government National Mortgage Assoc.	7.000%		10/15/23	5		5,665
Government National Mortgage Assoc.	7.000%		11/15/23	6		5,933
Government National Mortgage Assoc.	7.000%		11/15/23	11		11,906
Government National Mortgage Assoc.	7.000%		11/15/23	1		515
Government National Mortgage Assoc.	7.000%		01/15/24	75		80,212
Government National Mortgage Assoc.	7.000%		05/15/24	72		77,495
Government National Mortgage Assoc.	7.000%		08/15/28	58		67,568
Government National Mortgage Assoc.	7.500%		12/15/25	39		42,478
Government National Mortgage Assoc.	7.500%		12/15/25	5		5,221
Government National Mortgage Assoc.	7.500%		02/15/26	6		6,849
Government National Mortgage Assoc.	8.500%		09/15/24	79		86,518
Government National Mortgage Assoc.	8.500%		04/15/25	9		10,541
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	1,520		1,556,751
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000%		06/30/25	1,380		1,443,218
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/23	1,300		1,547,725
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	2.194%	(s)	01/15/21	643		601,137
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	3.184%	(s)	04/15/30	3,035		2,071,042
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		02/01/27	175		179,103
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750%		11/01/25	510		668,268
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%		05/01/30	530		767,809
Ukraine Government, USAID Bonds, U.S. Gov’t. Gtd. Notes	1.471%		09/29/21	2,200		2,151,035

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $107,289,501)						108,161,999

U.S. TREASURY OBLIGATIONS — 28.6%
U.S. Treasury Bonds	2.500%		05/15/46	570		530,301
U.S. Treasury Bonds	3.000%		05/15/45	950		978,908
U.S. Treasury Bonds	3.000%		02/15/47	750		773,671
U.S. Treasury Bonds	4.250%		11/15/40	3,840		4,825,501
U.S. Treasury Bonds	4.750%		02/15/41	710		956,004
U.S. Treasury Bonds	8.125%		08/15/21	455		569,585
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/22	1,382		1,375,773
U.S. Treasury Notes	0.750%		02/28/18	570		568,263
U.S. Treasury Notes	1.000%		03/15/18	100		99,832
U.S. Treasury Notes	1.375%		04/30/21	14,100		13,919,901
U.S. Treasury Notes	1.500%		06/15/20	905		903,728
U.S. Treasury Notes	1.625%		04/30/23	3,125		3,058,350
U.S. Treasury Notes	1.750%		05/31/22	430		427,481
U.S. Treasury Notes	1.750%		06/30/22	1,175		1,167,381
U.S. Treasury Notes	1.750%		05/15/23	115		113,293
U.S. Treasury Notes	1.875%		04/30/22	765		764,851

SEE NOTES TO FINANCIAL STATEMENTS.

A121

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

U.S. TREASURY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Notes	2.125%		06/30/21	4,170	$4,229,944
U.S. Treasury Notes	2.125%		09/30/21	13,350	13,532,001
U.S. Treasury Notes	2.125%		06/30/22	250	252,715
U.S. Treasury Notes	2.125%		12/31/22	505	509,024
U.S. Treasury Notes	2.125%		02/29/24	9,715	9,726,765
U.S. Treasury Notes	2.125%		05/15/25	845	839,686
U.S. Treasury Notes	2.250%		02/15/27	2,410	2,398,798
U.S. Treasury Notes	2.375%		05/15/27	875	880,537
U.S. Treasury Strips Coupon	2.037%	(s)	02/15/22	1,690	1,547,246
U.S. Treasury Strips Coupon	2.184%	(s)	02/15/28	550	422,796
U.S. Treasury Strips Coupon	2.384%	(s)	05/15/29	565	418,233
U.S. Treasury Strips Coupon(k)(hh)	2.404%	(s)	08/15/21	2,525	2,343,213
U.S. Treasury Strips Coupon	2.783%	(s)	08/15/29	500	367,346
U.S. Treasury Strips Coupon	2.878%	(s)	05/15/31	500	347,149
U.S. Treasury Strips Coupon	3.042%	(s)	11/15/35	1,000	603,556
U.S. Treasury Strips Coupon	3.202%	(s)	08/15/40	1,000	511,807
U.S. Treasury Strips Coupon	4.138%	(s)	02/15/42	3,725	1,813,200
U.S. Treasury Strips Principal, PO	2.351%	(s)	05/15/43	595	281,246
U.S. Treasury Strips Principal, PO	2.543%	(s)	02/15/45	515	229,837
U.S. Treasury Strips Principal, PO	2.952%	(s)	05/15/45	800	354,667
U.S. Treasury Strips Principal, PO	3.005%	(s)	11/15/44	715	322,723

TOTAL U.S. TREASURY OBLIGATIONS (cost $73,104,683)					72,965,312

TOTAL LONG-TERM INVESTMENTS (cost $254,189,030)					255,285,035

				Shares
SHORT-TERM INVESTMENTS — 14.1%
AFFILIATED MUTUAL FUNDS — 14.1%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(w)				2,833,852	26,326,484
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)				9,632,774	9,632,774
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund(w)				81	81

TOTAL AFFILIATED MUTUAL FUNDS (cost $36,961,919)					35,959,339

				Notional Amount (000)#
OPTIONS PURCHASED* — 0.0%
Call Options
10 Year U.S. Treasury Note Futures, expiring 07/21/17, Strike Price $127.00				151	11,797
10 Year U.S. Treasury Note Futures, expiring 07/21/17, Strike Price $130.00				151	—

TOTAL OPTIONS PURCHASED (cost $59,563)					11,797

TOTAL SHORT-TERM INVESTMENTS (cost $37,021,482)					35,971,136

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 114.3% (cost $291,210,512)					291,256,171

OPTION WRITTEN* — (0.0)%
Call Option
10 Year U.S. Treasury Note Futures, expiring 07/21/17, Strike Price $128.50 (premiums received $23,014)				302	(4,719)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 114.3% (cost $291,187,498)					291,251,452
LIABILITIES IN EXCESS OF OTHER ASSETS(Z) — (14.3)%					(36,381,903)

NET ASSETS — 100.0%					$254,869,549

SEE NOTES TO FINANCIAL STATEMENTS.

A122

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
66	2 Year U.S. Treasury Notes	Sep. 2017	$14,271,562	$14,263,218	$(8,344)
81	5 Year U.S. Treasury Notes	Sep. 2017	9,570,689	9,544,711	(25,978)
63	10 Year U.S. Treasury Notes	Sep. 2017	7,949,865	7,908,469	(41,396)
12	10 Year U.S. Ultra Treasury Bonds	Sep. 2017	1,621,706	1,617,750	(3,956)
122	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	19,899,829	20,236,750	336,921

					257,247

Short Position:
143	20 Year U.S. Treasury Bonds	Sep. 2017	21,898,856	21,977,312	(78,456)

					$178,791

A security with a market value of $551,235 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at June 30, 2017.

Interest rate swap agreements outstanding at June 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
52,560	09/09/17	0.539%	1 Day USOIS(1)	$347	$125,326	$124,979
45,065	10/18/17	0.607%	1 Day USOIS(1)	190	113,208	113,018
24,905	11/09/17	0.626%	1 Day USOIS(1)	206	69,885	69,679
3,860	08/31/21	2.015%	3 Month LIBOR(2)	31,702	23,643	(8,059)
760	11/30/21	1.762%	3 Month LIBOR(2)	1	(4,997)	(4,998)
6,910	08/15/23	1.459%	3 Month LIBOR(1)	343,038	204,766	(138,272)
277	11/15/23	2.209%	3 Month LIBOR(1)	12	(2,886)	(2,898)
8,720	12/20/23	2.932%	3 Month LIBOR(1)	220	(457,808)	(458,028)
1,460	02/15/24	2.115%	3 Month LIBOR(1)	3,510	(3,324)	(6,834)
2,935	02/15/24	2.151%	3 Month LIBOR(1)	(2,985)	(13,262)	(10,277)
1,580	02/15/24	2.183%	3 Month LIBOR(1)	(3,170)	(10,353)	(7,183)
5,290	09/17/24	2.732%	3 Month LIBOR(1)	110	(252,594)	(252,704)
1,860	09/04/25	2.214%	3 Month LIBOR(1)	163	(17,063)	(17,226)
130	01/08/26	2.210%	3 Month LIBOR(1)	1	(1,177)	(1,178)
1,582	02/15/27	1.824%	1 Day USOIS(1)	19,425	22,225	2,800
2,675	02/15/36	2.338%	3 Month LIBOR(2)	(16,893)	(67,834)	(50,941)

				$375,877	$(272,245)	$(648,122)

SEE NOTES TO FINANCIAL STATEMENTS.

A123

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

A security with a market value of $779,524 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at June 30, 2017.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Fair value measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$16,046,568	$—
Small Business Loan	—	95,166	—
Commercial Mortgage-Backed Securities	—	53,282,530	—
Corporate Bonds	—	3,207,204	—
Municipal Bonds	—	1,323,179	—
Residential Mortgage-Backed Securities	—	203,077	—
U.S. Government Agency Obligations	—	108,161,999	—
U.S. Treasury Obligations	—	72,965,312	—
Affiliated Mutual Funds	35,959,339	—	—
Options Purchased	11,797	—	—
Option Written	(4,719)	—	—
Other Financial Instruments*
Futures Contracts	178,791	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(648,122)	—

Total	$36,145,208	$254,636,913	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

U.S. Government Agency Obligations	42.5%
U.S. Treasury Obligations	28.6
Commercial Mortgage-Backed Securities	20.9
Affiliated Mutual Funds	14.1
Collateralized Loan Obligations	6.3
Diversified Financial Services	1.3
Municipal Bonds	0.5
Residential Mortgage-Backed Securities	0.1

Small Business Loan	0.0	*%
Options Purchased	0.0	*

	114.3
Option Written	(0.0	)*
Liabilities in excess of other assets	(14.3)

	100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A124

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

Effects of derivative instruments on the financial statements and primary underlying risk exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$336,921	*	Due from/to broker — variation margin futures	$158,130	*
Interest rate contracts	Due from/to broker — variation margin swaps	310,476	*	Due from/to broker — variation margin swaps	958,598	*
Interest rate contracts	Unaffiliated investments	11,797		Options written outstanding, at value	4,719

Total		$659,194			$1,121,447

*	Includes cumulative appreciation (depreciation) as reported in schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Rate Agreements	Swaps	Total
Interest rate contracts	$(107,883)	$46,915	$1,006,633	$4,729	$350,512	$1,300,906

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps	Total
Interest rate contracts	$(47,766)	$18,295	$111,279	$(707,415)	$(625,607)

(2)	Included in net change in unrealized appreciation (depreciation) on investment transactions in the Statement of Operations.

For the six months ended June 30, 2017, the average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(3)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Interest Rate Swap Agreements(3)
$66,102	$164,667	$83,196,598	$12,809,942	$162,859,667

(1)	Cost.

(2)	Value at Trade Date.

(3)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A125

GOVERNMENT INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(unaudited)

as of June 30, 2017

ASSETS
Investments at value:
Unaffiliated investments (cost $254,248,593)	$255,296,832
Affiliated investments (cost $36,961,919)	35,959,339
Cash	55,687
Receivable for investments sold	14,597,957
Dividends and interest receivable	889,508
Receivable for Series shares sold	30,187
Due from broker—variation margin swaps	88,490
Prepaid expenses	271

Total Assets	306,918,271

LIABILITIES
Payable for investments purchased	51,745,394
Accrued expenses and other liabilities	98,375
Management fee payable	84,611
Payable for Series shares repurchased	68,474
Due to broker—variation margin futures	45,945
Option written outstanding, at value (premiums received $23,014)	4,719
Affiliated transfer agent fee payable	980
Deferred trustees’ fees	224

Total Liabilities	52,048,722

NET ASSETS	$254,869,549

Net assets were comprised of:
Paid-in capital	$229,022,931
Retained earnings	25,846,618

Net assets, June 30, 2017	$254,869,549

Net asset value and redemption price per share $254,869,549 / 20,358,650 outstanding shares of beneficial interest	$12.52

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$2,523,305
Affiliated dividend income	358,515
Income from securities lending, net (including affiliated income of $4,568)	4,816

Total income	2,886,636

EXPENSES
Management fee	505,351
Shareholders’ reports	50,000
Custodian and accounting fees	38,000
Audit fee	17,000
Transfer agent’s fees and expenses (including affiliated expense of $2,900)	6,000
Trustees’ fees	6,000
Legal fees and expenses	5,000
Miscellaneous	6,601

Total expenses	633,952

NET INVESTMENT INCOME (LOSS)	2,252,684

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(913,784))	91,406
Futures transactions	1,006,633
Options written transactions	46,915
Forward rate agreement transactions	4,729
Swap agreement transactions	350,512

1,500,195

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $983,268)	2,185,650
Futures	111,279
Option written	18,295
Swap agreements	(707,415)

1,607,809

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	3,108,004

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,360,688

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$2,252,684	$3,782,397
Net realized gain (loss) on investment transactions	1,500,195	2,228,812
Net change in unrealized appreciation (depreciation) on investments	1,607,809	(1,008,606)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,360,688	5,002,603

SERIES SHARE TRANSACTIONS
Series shares sold [3,008,248 and 942,340 shares, respectively]	37,013,160	11,729,036
Series shares repurchased [1,115,127 and 1,792,349 shares, respectively]	(13,822,364)	(22,240,242)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	23,190,796	(10,511,206)

CAPITAL CONTRIBUTIONS	—	28,977

TOTAL INCREASE (DECREASE)	28,551,484	(5,479,626)
NET ASSETS:
Beginning of period	226,318,065	231,797,691

End of period	$254,869,549	$226,318,065

SEE NOTES TO FINANCIAL STATEMENTS.

A126

GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 94.2%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Federal Farm Credit Bank	1.009%	(n)	08/02/17	7,000	$6,993,840
Federal Farm Credit Bank	1.186%	(c)	10/25/17	11,000	11,000,000
Federal Farm Credit Bank	1.192%	(c)	04/20/18	6,500	6,499,724
Federal Farm Credit Bank	1.230%	(c)	11/27/17	3,000	3,002,322
Federal Farm Credit Bank	1.241%	(c)	07/26/17	5,000	5,000,739
Federal Farm Credit Bank	1.264%	(c)	08/29/17	2,000	1,999,676
Federal Farm Credit Bank	1.292%	(c)	09/28/17	12,000	11,999,701
Federal Home Loan Bank	0.651%	(n)	07/21/17	11,000	10,996,095
Federal Home Loan Bank	0.662%	(n)	08/01/17	8,000	7,995,522
Federal Home Loan Bank	0.815%	(n)	07/05/17	10,000	9,999,111
Federal Home Loan Bank	0.831%	(n)	07/07/17	12,000	11,998,370
Federal Home Loan Bank	0.844%	(n)	07/12/17	43,000	42,989,120
Federal Home Loan Bank	0.881%	(c)	02/01/18	11,000	11,000,000
Federal Home Loan Bank	0.890%	(c)	01/02/18	12,000	12,000,000
Federal Home Loan Bank	0.914%	(c)	11/08/17	16,000	16,000,000
Federal Home Loan Bank	0.933%	(n)	07/26/17	37,000	36,976,484
Federal Home Loan Bank	1.020%	(n)	07/17/17	6,000	5,997,331
Federal Home Loan Bank	1.032%	(c)	02/15/18	4,000	4,000,000
Federal Home Loan Bank	1.039%	(c)	02/08/18	6,000	6,000,000
Federal Home Loan Bank	1.040%	(n)	08/03/17	11,000	10,989,715
Federal Home Loan Bank	1.040%	(n)	08/08/17	16,000	15,982,773
Federal Home Loan Bank	1.040%	(n)	08/17/17	4,000	3,994,673
Federal Home Loan Bank	1.041%	(c)	01/25/18	13,300	13,299,976
Federal Home Loan Bank	1.044%	(n)	08/23/17	20,000	19,969,864
Federal Home Loan Bank	1.045%	(n)	08/04/17	16,000	15,984,511
Federal Home Loan Bank	1.047%	(n)	08/02/17	24,000	23,978,098
Federal Home Loan Bank	1.048%	(n)	08/18/17	22,000	21,969,875
Federal Home Loan Bank	1.050%	(n)	08/07/17	15,000	14,984,121
Federal Home Loan Bank	1.051%	(n)	08/09/17	19,000	18,978,799
Federal Home Loan Bank	1.054%	(n)	08/16/17	33,000	32,956,448
Federal Home Loan Bank	1.060%	(n)	09/27/17	15,000	14,961,903
Federal Home Loan Bank	1.061%	(n)	08/10/17	10,000	9,988,445
Federal Home Loan Bank	1.061%	(n)	09/01/17	11,250	11,229,850
Federal Home Loan Bank	1.061%	(n)	08/31/17	27,000	26,952,420
Federal Home Loan Bank	1.065%	(n)	09/22/17	18,000	17,956,709
Federal Home Loan Bank	1.067%	(n)	09/20/17	15,000	14,964,731
Federal Home Loan Bank	1.072%	(n)	09/26/17	12,000	11,969,550
Federal Home Loan Bank	1.075%	(c)	03/29/18	6,000	6,000,000
Federal Home Loan Bank	1.086%	(c)	10/25/17	3,000	3,000,000
Federal Home Loan Bank	1.089%	(c)	11/06/17	1,800	1,799,847
Federal Home Loan Bank	1.104%	(c)	12/08/17	4,000	3,999,912
Federal Home Loan Bank	1.116%	(c)	12/21/18	15,000	15,000,000
Federal Home Loan Bank	1.140%	(c)	08/01/17	2,000	2,000,000
Federal Home Loan Bank	1.142%	(c)	08/21/17	1,000	999,986
Federal Home Loan Bank	1.155%	(c)	12/07/17	3,500	3,500,000
Federal Home Loan Bank	1.207%	(c)	08/28/17	3,000	3,000,000
Federal Home Loan Bank	1.213%	(c)	09/11/17	2,000	1,999,980
Federal Home Loan Bank	1.247%	(c)	12/22/17	3,500	3,500,000
Federal Home Loan Mortgage Corp.	0.776%	(c)	10/12/17	8,000	8,000,000
Federal Home Loan Mortgage Corp.	0.968%	(n)	07/03/17	11,900	11,899,372
Federal Home Loan Mortgage Corp.	0.982%	(c)	11/16/17	14,000	14,000,000
Federal Home Loan Mortgage Corp.	1.020%	(n)	08/11/17	8,000	7,990,889
Federal Home Loan Mortgage Corp.	1.041%	(n)	09/11/17	15,000	14,969,400
Federal Home Loan Mortgage Corp.	1.044%	(c)	05/18/18	11,500	11,500,000
Federal Home Loan Mortgage Corp.	1.125%	(c)	01/08/18	5,000	5,000,000
Federal National Mortgage Assoc.	0.968%	(n)	07/03/17	10,000	9,999,472
Federal National Mortgage Assoc.	1.034%	(n)	09/20/17	7,000	6,984,045
Federal National Mortgage Assoc.	1.128%	(c)	01/11/18	8,000	8,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS					666,703,399

SEE NOTES TO FINANCIAL STATEMENTS.

A127

GOVERNMENT MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

REPURCHASE AGREEMENTS(m) — 5.8%	Principal Amount (000)#	Value
HSBC Securities (USA), Inc., 1.09%, dated 06/30/17, due 07/03/17 in the amount of $32,002,907	32,000	$32,000,000
RBC Capital Markets LLC, 1.07%, dated 06/30/17, due 07/03/17 in the amount of $8,747,780	8,747	8,747,000

TOTAL REPURCHASE AGREEMENTS		40,747,000

TOTAL INVESTMENTS — 100.0% (amortized cost $707,450,399)		707,450,399
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%		(76,372)

NET ASSETS — 100.0%		$707,374,027

See the Glossary for abbreviations used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.

(m)	Repurchase Agreements are collateralized by a FHLMC (coupon rate 3.500%, maturity date 08/01/42) and a U.S. Treasury Obligation (coupon rate 1.375%, maturity date 02/15/44), with the aggregate value, including accrued interest, of $41,562,433.

(n)	Rate quoted represents yield to maturity as of purchase date.

Fair value measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Government Agency Obligations	$—	$666,703,399	$—
Repurchase Agreements	—	40,747,000	—

Total	$—	$707,450,399	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

U.S. Government Agency Obligations	94.2%
Repurchase Agreements	5.8

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A128

GOVERNMENT MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

Financial instruments/transactions — summary of offsetting and netting arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Repurchase Agreements	$40,747,000	$(40,747,000)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A129

GOVERNMENT MONEY MARKET PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(unaudited)

as of June 30, 2017

ASSETS
Investments, at amortized cost which approximates fair value:	$707,450,399
Cash	5,997
Receivable for Series shares sold	208,797
Interest receivable	135,785
Prepaid expenses	854

Total Assets	707,801,832

LIABILITIES
Management fee payable	177,647
Payable for Series shares repurchased	142,319
Shareholders’ reports payable	49,674
Custodian and accounting fees payable	49,295
Accrued expenses	7,890
Affiliated transfer agent fee payable	980

Total Liabilities	427,805

NET ASSETS	$707,374,027

Net assets were comprised of:
Paid-in capital	$707,374,027

Net assets, June 30, 2017	$707,374,027

Net asset value and redemption price per share $707,374,027 / 70,734,419 outstanding shares of beneficial interest	$10.00

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

NET INVESTMENT INCOME (LOSS)
Interest income	$2,469,942

EXPENSES
Management fee	1,045,151
Shareholders’ reports	52,000
Custodian and accounting fees	49,000
Audit fee	12,000
Trustees’ fees	8,000
Transfer agent’s fees and expenses (including affiliated expense of $2,900)	6,000
Legal fees and expenses	5,000
Miscellaneous	9,947

Total expenses	1,187,098

NET INVESTMENT INCOME (LOSS)	1,282,844

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investment transactions	4,354

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,287,198

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$1,282,844	$657,253
Net realized gain (loss) on investment transactions	4,354	29,234

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,287,198	686,487

DISTRIBUTIONS	(1,287,198)	(686,487)

SERIES SHARE TRANSACTIONS
Series shares sold [16,327,343 and 44,748,619 shares, respectively]	163,273,433	447,486,185
Series shares issued in reinvestment of distributions [128,720 and 68,649 shares, respectively]	1,287,198	686,487
Series shares repurchased [18,143,120 and 37,473,140 shares, respectively]	(181,431,198)	(374,731,396)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(16,870,567)	73,441,276

TOTAL INCREASE (DECREASE)	(16,870,567)	73,441,276
NET ASSETS:
Beginning of period	724,244,594	650,803,318

End of period	$707,374,027	$724,244,594

SEE NOTES TO FINANCIAL STATEMENTS.

A130

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

LONG-TERM INVESTMENTS — 97.9%		Value
COMMON STOCKS — 97.8%	Shares
Aerospace & Defense — 2.3%
Arconic, Inc.	74,992	$1,698,569
Boeing Co. (The)	96,936	19,169,094
General Dynamics Corp.	48,500	9,607,850
L3 Technologies, Inc.	13,300	2,222,164
Lockheed Martin Corp.	42,398	11,770,109
Northrop Grumman Corp.	29,926	7,682,303
Raytheon Co.	50,018	8,076,907
Rockwell Collins, Inc.	26,800	2,816,144
Textron, Inc.	46,500	2,190,150
TransDigm Group, Inc.(a)	8,500	2,285,395
United Technologies Corp.	127,500	15,569,025

		83,087,710

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.(a)	24,100	1,655,188
Expeditors International of Washington, Inc.	31,200	1,762,176
FedEx Corp.	41,740	9,071,354
United Parcel Service, Inc. (Class B Stock)	117,400	12,983,266

		25,471,984

Airlines — 0.6%
Alaska Air Group, Inc.	21,200	1,902,912
American Airlines Group, Inc.(a)	85,800	4,317,456
Delta Air Lines, Inc.	124,700	6,701,378
Southwest Airlines Co.	104,837	6,514,571
United Continental Holdings, Inc.*	48,900	3,679,725

		23,116,042

Auto Components — 0.2%
BorgWarner, Inc.	34,400	1,457,184
Delphi Automotive PLC	46,200	4,049,430
Goodyear Tire & Rubber Co. (The)	42,900	1,499,784

		7,006,398

Automobiles — 0.5%
Ford Motor Co.	662,559	7,414,035
General Motors Co.	231,500	8,086,295
Harley-Davidson, Inc.(a)	29,900	1,615,198

		17,115,528

Banks — 6.4%
Bank of America Corp.	1,703,082	41,316,769
BB&T Corp.	137,900	6,262,039
Citigroup, Inc.	470,922	31,495,263
Citizens Financial Group, Inc.	87,200	3,111,296
Comerica, Inc.	29,950	2,193,538
Fifth Third Bancorp	128,249	3,329,344
Huntington Bancshares, Inc.	183,075	2,475,174
JPMorgan Chase & Co.	606,745	55,456,493
KeyCorp	182,400	3,418,176
M&T Bank Corp.	26,400	4,275,480
People’s United Financial, Inc.	54,800	967,768
PNC Financial Services Group, Inc. (The)	82,493	10,300,901
Regions Financial Corp.	204,112	2,988,200
SunTrust Banks, Inc.	83,900	4,758,808
U.S. Bancorp	270,581	14,048,566

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Wells Fargo & Co.	765,136	$42,396,186
Zions Bancorporation	35,000	1,536,850

		230,330,851

Beverages — 2.0%
Brown-Forman Corp. (Class B Stock)(a)	30,000	1,458,000
Coca-Cola Co. (The)	655,750	29,410,388
Constellation Brands, Inc. (Class A Stock)	29,400	5,695,662
Dr. Pepper Snapple Group, Inc.	31,400	2,860,854
Molson Coors Brewing Co. (Class B Stock)	31,500	2,719,710
Monster Beverage Corp.*	68,900	3,422,952
PepsiCo, Inc.	242,364	27,990,618

		73,558,184

Biotechnology — 2.9%
AbbVie, Inc.	271,700	19,700,967
Alexion Pharmaceuticals, Inc.*	38,300	4,659,961
Amgen, Inc.	125,194	21,562,163
Biogen, Inc.*	36,775	9,979,264
Celgene Corp.*	132,600	17,220,762
Gilead Sciences, Inc.	222,800	15,769,784
Incyte Corp.*	28,800	3,626,208
Regeneron Pharmaceuticals, Inc.*	12,930	6,350,440
Vertex Pharmaceuticals, Inc.*	42,500	5,476,975

		104,346,524

Building Products — 0.3%
Allegion PLC	16,533	1,341,157
Fortune Brands Home & Security, Inc.	26,100	1,702,764
Johnson Controls International PLC	159,615	6,920,906
Masco Corp.	55,000	2,101,550

		12,066,377

Capital Markets — 2.9%
Affiliated Managers Group, Inc.	9,700	1,608,842
Ameriprise Financial, Inc.	26,500	3,373,185
Bank of New York Mellon Corp. (The)	176,389	8,999,367
BlackRock, Inc.	20,830	8,798,800
CBOE Holdings, Inc.	15,300	1,398,420
Charles Schwab Corp. (The)	206,600	8,875,536
CME Group, Inc.	57,800	7,238,872
E*TRADE Financial Corp.*	47,310	1,799,199
Franklin Resources, Inc.	59,100	2,647,089
Goldman Sachs Group, Inc. (The)	62,900	13,957,510
Intercontinental Exchange, Inc.	101,490	6,690,221
Invesco Ltd.	69,900	2,459,781
Moody’s Corp.	28,520	3,470,314
Morgan Stanley	244,510	10,895,366
Nasdaq, Inc.	19,600	1,401,204
Northern Trust Corp.	36,300	3,528,723
Raymond James Financial, Inc.	21,900	1,756,818
S&P Global, Inc.	44,100	6,438,159
State Street Corp.	61,325	5,502,692
T. Rowe Price Group, Inc.(a)	41,500	3,079,715

		103,919,813

SEE NOTES TO FINANCIAL STATEMENTS.

A131

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Chemicals — 2.1%
Air Products & Chemicals, Inc.	37,100	$5,307,526
Albemarle Corp.	19,500	2,058,030
CF Industries Holdings, Inc.(a)	39,800	1,112,808
Dow Chemical Co. (The)	189,911	11,977,687
E.I. du Pont de Nemours & Co.	146,691	11,839,431
Eastman Chemical Co.	25,400	2,133,346
Ecolab, Inc.	44,700	5,933,925
FMC Corp.	23,150	1,691,107
International Flavors & Fragrances, Inc.	13,700	1,849,500
LyondellBasell Industries NV (Class A Stock)	56,600	4,776,474
Monsanto Co.	74,796	8,852,855
Mosaic Co. (The)	59,100	1,349,253
PPG Industries, Inc.	43,800	4,816,248
Praxair, Inc.	48,600	6,441,930
Sherwin-Williams Co. (The)	13,900	4,878,344

		75,018,464

Commercial Services & Supplies — 0.3%
Cintas Corp.	14,800	1,865,392
Republic Services, Inc.	39,635	2,525,939
Stericycle, Inc.*	14,500	1,106,640
Waste Management, Inc.	69,230	5,078,020

		10,575,991

Communications Equipment — 1.0%
Cisco Systems, Inc.	851,475	26,651,168
F5 Networks, Inc.*(a)	11,300	1,435,778
Harris Corp.	21,400	2,334,312
Juniper Networks, Inc.	66,000	1,840,080
Motorola Solutions, Inc.	28,027	2,431,062

		34,692,400

Construction & Engineering — 0.1%
Fluor Corp.	23,700	1,084,986
Jacobs Engineering Group, Inc.	20,900	1,136,751
Quanta Services, Inc.*	26,200	862,504

		3,084,241

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	10,800	2,403,864
Vulcan Materials Co.	22,700	2,875,636

		5,279,500

Consumer Finance — 0.7%
American Express Co.	129,000	10,866,960
Capital One Financial Corp.	81,869	6,764,017
Discover Financial Services	65,905	4,098,632
Navient Corp.	53,000	882,450
Synchrony Financial	130,830	3,901,350

		26,513,409

Containers & Packaging — 0.3%
Avery Dennison Corp.	15,400	1,360,898
Ball Corp.	59,700	2,519,937
International Paper Co.	70,167	3,972,154
Sealed Air Corp.	33,420	1,495,879
WestRock Co.	42,761	2,422,838

		11,771,706

COMMON STOCKS (continued)	Shares	Value
Distributors — 0.1%
Genuine Parts Co.	25,625	$2,376,975
LKQ Corp.*	51,900	1,710,105

		4,087,080

Diversified Consumer Services — 0.0%
H&R Block, Inc.	35,900	1,109,669

Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc. (Class B Stock)*	322,600	54,638,762
Leucadia National Corp.	54,500	1,425,720

		56,064,482

Diversified Telecommunication Services — 2.1%
AT&T, Inc.	1,043,935	39,387,667
CenturyLink, Inc.(a)	93,185	2,225,258
Level 3 Communications, Inc.*	50,200	2,976,860
Verizon Communications, Inc.	692,638	30,933,213

		75,522,998

Electric Utilities — 1.9%
Alliant Energy Corp.	38,400	1,542,528
American Electric Power Co., Inc.	83,940	5,831,312
Duke Energy Corp.	118,048	9,867,632
Edison International	55,400	4,331,726
Entergy Corp.	30,900	2,372,193
Eversource Energy	54,100	3,284,411
Exelon Corp.	157,573	5,683,658
FirstEnergy Corp.	75,280	2,195,165
NextEra Energy, Inc.	79,575	11,150,845
PG&E Corp.	86,200	5,721,094
Pinnacle West Capital Corp.	19,000	1,618,040
PPL Corp.	116,100	4,488,426
Southern Co. (The)	167,500	8,019,900
Xcel Energy, Inc.	86,295	3,959,214

		70,066,144

Electrical Equipment — 0.6%
Acuity Brands, Inc.(a)	7,500	1,524,600
AMETEK, Inc.	39,500	2,392,515
Eaton Corp. PLC	76,761	5,974,309
Emerson Electric Co.	110,400	6,582,048
Rockwell Automation, Inc.	21,900	3,546,924

		20,020,396

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	52,600	3,882,932
Corning, Inc.	158,000	4,747,900
FLIR Systems, Inc.	23,000	797,180
TE Connectivity Ltd.	60,600	4,768,008

		14,196,020

Energy Equipment & Services — 0.9%
Baker Hughes, Inc.	72,248	3,938,239
Halliburton Co.	147,900	6,316,809
Helmerich & Payne, Inc.(a)	18,900	1,027,026
National Oilwell Varco, Inc.(a)	64,400	2,121,336
Schlumberger Ltd.	236,298	15,557,860
TechnipFMC PLC (United Kingdom)*	79,400	2,159,680
Transocean Ltd.*(a)	65,700	540,711

		31,661,661

SEE NOTES TO FINANCIAL STATEMENTS.

A132

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 2.8%
Alexandria Real Estate Equities, Inc.(a)	14,400	$1,734,768
American Tower Corp.	72,900	9,646,128
Apartment Investment & Management Co. (Class A Stock)	27,374	1,176,261
AvalonBay Communities, Inc.(a)	23,318	4,481,020
Boston Properties, Inc.	26,200	3,223,124
Crown Castle International Corp.	61,500	6,161,070
Digital Realty Trust, Inc.(a)	27,400	3,094,830
Equinix, Inc.	13,055	5,602,684
Equity Residential(a)	62,500	4,114,375
Essex Property Trust, Inc.(a)	11,200	2,881,424
Extra Space Storage, Inc.(a)	21,400	1,669,200
Federal Realty Investment Trust(a)	12,400	1,567,236
GGP, Inc.(a)	99,700	2,348,932
HCP, Inc.	79,600	2,544,016
Host Hotels & Resorts, Inc.(a)	124,626	2,276,917
Iron Mountain, Inc.(a)	41,430	1,423,535
Kimco Realty Corp.	71,800	1,317,530
Macerich Co. (The)(a)	20,800	1,207,648
Mid-America Apartment Communities, Inc.	19,500	2,054,910
Prologis, Inc.	90,228	5,290,970
Public Storage	25,600	5,338,368
Realty Income Corp.(a)	44,900	2,477,582
Regency Centers Corp.(a)	24,400	1,528,416
Simon Property Group, Inc.	53,961	8,728,731
SL Green Realty Corp.	17,100	1,809,180
UDR, Inc.	45,100	1,757,547
Ventas, Inc.	60,704	4,217,714
Vornado Realty Trust	29,457	2,766,012
Welltower, Inc.	62,000	4,640,700
Weyerhaeuser Co.	127,830	4,282,305

		101,363,133

Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	74,422	11,902,310
CVS Health Corp.	174,738	14,059,420
Kroger Co. (The)	157,300	3,668,236
Sysco Corp.	84,600	4,257,918
Wal-Mart Stores, Inc.	256,100	19,381,648
Walgreens Boots Alliance, Inc.	145,000	11,354,950
Whole Foods Market, Inc.	54,400	2,290,784

		66,915,266

Food Products — 1.3%
Archer-Daniels-Midland Co.	97,238	4,023,708
Campbell Soup Co.	33,200	1,731,380
Conagra Brands, Inc.	71,300	2,549,688
General Mills, Inc.	98,800	5,473,520
Hershey Co. (The)	23,900	2,566,143
Hormel Foods Corp.(a)	46,300	1,579,293
J.M. Smucker Co. (The)	19,900	2,354,767
Kellogg Co.(a)	43,000	2,986,780
Kraft Heinz Co. (The)	101,637	8,704,193
McCormick & Co., Inc. (Non-Voting Shares)	19,500	1,901,445

COMMON STOCKS (continued)	Shares	Value
Food Products (continued)
Mondelez International, Inc. (Class A Stock)	259,811	$11,221,237
Tyson Foods, Inc. (Class A Stock)	49,600	3,106,448

		48,198,602

Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	293,825	14,282,833
Baxter International, Inc.	83,200	5,036,928
Becton, Dickinson & Co.	37,754	7,366,183
Boston Scientific Corp.*	231,899	6,428,240
C.R. Bard, Inc.	12,400	3,919,764
Align Technology, Inc.*	8,900	1,336,068
Cooper Cos., Inc. (The)	8,530	2,042,253
Danaher Corp.	104,000	8,776,560
DENTSPLY SIRONA, Inc.	39,300	2,548,212
Edwards Lifesciences Corp.*	36,400	4,303,936
Hologic, Inc.*	47,400	2,151,012
IDEXX Laboratories, Inc.*	15,200	2,453,584
Intuitive Surgical, Inc.*	6,290	5,883,477
Medtronic PLC	233,128	20,690,110
Stryker Corp.(a)	52,600	7,299,828
Varian Medical Systems, Inc.*	16,100	1,661,359
Zimmer Biomet Holdings, Inc.	34,386	4,415,163

		100,595,510

Health Care Providers & Services — 2.8%
Aetna, Inc.	56,457	8,571,866
AmerisourceBergen Corp.(a)	28,500	2,694,105
Anthem, Inc.	45,200	8,503,476
Cardinal Health, Inc.	53,775	4,190,148
Centene Corp.*	29,400	2,348,472
Cigna Corp.	43,800	7,331,682
DaVita, Inc.*	27,000	1,748,520
Envision Healthcare Corp.*	20,200	1,265,934
Express Scripts Holding Co.*	103,726	6,621,868
HCA Healthcare, Inc.*	49,100	4,281,520
Henry Schein, Inc.*(a)	13,500	2,470,770
Humana, Inc.	25,500	6,135,810
Laboratory Corp. of America Holdings*	17,400	2,682,036
McKesson Corp.	36,307	5,973,954
Patterson Cos., Inc.(a)	14,200	666,690
Quest Diagnostics, Inc.	23,300	2,590,028
UnitedHealth Group, Inc.	163,300	30,279,086
Universal Health Services, Inc. (Class B Stock)	15,600	1,904,448

		100,260,413

Health Care Technology — 0.1%
Cerner Corp.*	50,400	3,350,088

Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	71,100	4,662,027
Chipotle Mexican Grill, Inc.*(a)	4,920	2,047,212
Darden Restaurants, Inc.	21,550	1,948,982
Hilton Worldwide Holdings, Inc.	24,900	1,540,065
Marriott International, Inc. (Class A Stock)	53,523	5,368,892
McDonald’s Corp.	139,320	21,338,251

SEE NOTES TO FINANCIAL STATEMENTS.

A133

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises Ltd.	28,800	$3,145,824
Starbucks Corp.	247,800	14,449,218
Wyndham Worldwide Corp.	18,063	1,813,706
Wynn Resorts Ltd.	13,600	1,824,032
Yum! Brands, Inc.	57,200	4,219,072

		62,357,281

Household Durables — 0.5%
D.R. Horton, Inc.	58,900	2,036,173
Garmin Ltd.(a)	19,800	1,010,394
Leggett & Platt, Inc.	22,700	1,192,431
Lennar Corp. (Class A Stock)	34,600	1,844,872
Mohawk Industries, Inc.*	10,900	2,634,421
Newell Brands, Inc.	82,549	4,426,278
PulteGroup, Inc.	49,185	1,206,508
Whirlpool Corp.	12,807	2,454,077

		16,805,154

Household Products — 1.7%
Church & Dwight Co., Inc.	43,700	2,267,156
Clorox Co. (The)	22,100	2,944,604
Colgate-Palmolive Co.	150,400	11,149,152
Kimberly-Clark Corp.	60,588	7,822,517
Procter & Gamble Co. (The)	434,306	37,849,768

		62,033,197

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	110,400	1,226,544
NRG Energy, Inc.	53,700	924,714

		2,151,258

Industrial Conglomerates — 2.3%
3M Co.	101,200	21,068,828
General Electric Co.	1,480,647	39,992,275
Honeywell International, Inc.	129,450	17,254,390
Roper Technologies, Inc.	17,300	4,005,469

		82,320,962

Insurance — 2.5%
Aflac, Inc.	68,300	5,305,544
Allstate Corp. (The)	62,188	5,499,907
American International Group, Inc.	150,429	9,404,821
Aon PLC	44,825	5,959,484
Arthur J. Gallagher & Co.	30,700	1,757,575
Assurant, Inc.	9,800	1,016,162
Chubb Ltd.	79,390	11,541,718
Cincinnati Financial Corp.	25,928	1,878,484
Everest Re Group Ltd.	4,000	1,018,360
Hartford Financial Services Group, Inc. (The)	63,800	3,353,966
Lincoln National Corp.	38,363	2,592,572
Loews Corp.	47,326	2,215,330
Marsh & McLennan Cos., Inc.	87,900	6,852,684
MetLife, Inc.	185,100	10,169,394
Principal Financial Group, Inc.	45,700	2,927,999
Progressive Corp. (The)	99,300	4,378,137
Torchmark Corp.	18,875	1,443,937
Travelers Cos., Inc. (The)	47,798	6,047,881
Unum Group	39,056	1,821,181

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
Willis Towers Watson PLC	21,800	$3,171,028
XL Group Ltd. (Bermuda)	45,600	1,997,280

		90,353,444

Internet & Direct Marketing Retail — 2.6%
Amazon.com, Inc.*	67,290	65,136,720
Expedia, Inc.	20,800	3,098,160
Netflix, Inc.*	73,290	10,950,259
Priceline Group, Inc. (The)*	8,370	15,656,252
TripAdvisor, Inc.*(a)	19,400	741,080

		95,582,471

Internet Software & Services — 4.5%
Akamai Technologies, Inc.*	29,400	1,464,414
Alphabet, Inc. (Class A Stock)*	50,515	46,962,785
Alphabet, Inc. (Class C Stock)*	50,490	45,881,778
eBay, Inc.*	172,400	6,020,208
Facebook, Inc. (Class A Stock)*	400,100	60,407,098
VeriSign, Inc.*(a)	15,500	1,440,880

		162,177,163

IT Services — 3.8%
Accenture PLC (Class A Stock)	105,900	13,097,712
Alliance Data Systems Corp.	9,600	2,464,224
Automatic Data Processing, Inc.	76,500	7,838,190
Cognizant Technology Solutions Corp. (Class A Stock)	103,800	6,892,320
CSRA, Inc.	24,600	781,050
DXC Technology Co.	47,350	3,632,692
Fidelity National Information Services, Inc.	56,100	4,790,940
Fiserv, Inc.*	36,500	4,465,410
Gartner, Inc.*	14,400	1,778,544
Global Payments, Inc.	26,000	2,348,320
International Business Machines Corp.	145,725	22,416,877
Mastercard, Inc. (Class A Stock)	159,900	19,419,855
Paychex, Inc.	54,750	3,117,465
PayPal Holdings, Inc.*	191,000	10,250,970
Total System Services, Inc.	28,293	1,648,067
Visa, Inc. (Class A Stock)(a)	315,400	29,578,212
Western Union Co. (The)(a)	81,204	1,546,936

		136,067,784

Leisure Products — 0.1%
Hasbro, Inc.	19,150	2,135,416
Mattel, Inc.(a)	57,281	1,233,260

		3,368,676

Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	54,782	3,249,120
Illumina, Inc.*	25,000	4,338,000
Mettler-Toledo International, Inc.*	4,450	2,619,003
PerkinElmer, Inc.	18,600	1,267,404
Thermo Fisher Scientific, Inc.	66,600	11,619,702
Waters Corp.*	13,700	2,518,608

		25,611,837

SEE NOTES TO FINANCIAL STATEMENTS.

A134

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Machinery — 1.5%
Caterpillar, Inc.	99,400	$10,681,524
Cummins, Inc.	26,500	4,298,830
Deere & Co.	49,850	6,160,961
Dover Corp.	26,400	2,117,808
Flowserve Corp.(a)	22,500	1,044,675
Fortive Corp.	51,400	3,256,190
Illinois Tool Works, Inc.	53,175	7,617,319
Ingersoll-Rand PLC	44,500	4,066,855
PACCAR, Inc.	60,128	3,970,853
Parker-Hannifin Corp.	22,787	3,641,818
Pentair PLC (United Kingdom)	28,807	1,916,818
Snap-on, Inc.	10,000	1,580,000
Stanley Black & Decker, Inc.	25,935	3,649,833
Xylem, Inc.	30,400	1,685,072

		55,688,556

Media — 3.0%
CBS Corp. (Class B Non-Voting Stock)	63,368	4,041,611
Charter Communications, Inc. (Class A Stock)*	36,600	12,328,710
Comcast Corp. (Class A Stock)	803,692	31,279,693
Discovery Communications, Inc. (Class A Stock)*(a)	26,300	679,329
Discovery Communications, Inc. (Class C Stock)*(a)	37,500	945,375
DISH Network Corp. (Class A Stock)*	38,600	2,422,536
Interpublic Group of Cos., Inc. (The)	67,762	1,666,945
News Corp. (Class A Stock)	63,625	871,662
News Corp. (Class B Stock)	19,300	273,095
Omnicom Group, Inc.(a)	40,100	3,324,290
Scripps Networks Interactive, Inc. (Class A Stock)(a)	16,400	1,120,284
Time Warner, Inc.	131,315	13,185,339
Twenty-First Century Fox, Inc. (Class A Stock)	178,700	5,064,358
Twenty-First Century Fox, Inc. (Class B Stock)	82,200	2,290,914
Viacom, Inc. (Class B Stock)	59,043	1,982,074
Walt Disney Co. (The)	247,276	26,273,075

		107,749,290

Metals & Mining — 0.2%
Freeport-McMoRan, Inc.*	223,512	2,684,379
Newmont Mining Corp.	90,803	2,941,109
Nucor Corp.	54,600	3,159,702

		8,785,190

Multi-Utilities — 1.0%
Ameren Corp.	41,500	2,268,805
CenterPoint Energy, Inc.	72,810	1,993,538
CMS Energy Corp.	47,800	2,210,750
Consolidated Edison, Inc.	52,200	4,218,804
Dominion Energy, Inc.	106,784	8,182,858
DTE Energy Co.	30,600	3,237,174
NiSource, Inc.	55,500	1,407,480
Public Service Enterprise Group, Inc.	86,000	3,698,860

COMMON STOCKS (continued)	Shares	Value
Multi-Utilities (continued)
SCANA Corp.	24,300	$1,628,343
Sempra Energy	42,754	4,820,513
WEC Energy Group, Inc.(a)	53,876	3,306,909

		36,974,034

Multiline Retail — 0.4%
Dollar General Corp.	43,400	3,128,706
Dollar Tree, Inc.*	40,147	2,807,078
Kohl’s Corp.(a)	30,800	1,191,036
Macy’s, Inc.	51,620	1,199,649
Nordstrom, Inc.(a)	19,800	947,034
Target Corp.	94,868	4,960,648

		14,234,151

Oil, Gas & Consumable Fuels — 5.0%
Anadarko Petroleum Corp.	95,226	4,317,547
Apache Corp.(a)	64,350	3,084,296
Cabot Oil & Gas Corp.	81,300	2,039,004
Chesapeake Energy Corp.*(a)	125,800	625,226
Chevron Corp.	321,742	33,567,343
Cimarex Energy Co.	16,500	1,551,165
Concho Resources, Inc.*	25,200	3,062,556
ConocoPhillips	210,229	9,241,667
Devon Energy Corp.	89,700	2,867,709
EOG Resources, Inc.	97,900	8,861,908
EQT Corp.	29,700	1,740,123
Exxon Mobil Corp.	715,404	57,754,565
Hess Corp.	46,175	2,025,697
Kinder Morgan, Inc.	326,443	6,254,648
Marathon Oil Corp.	142,994	1,694,479
Marathon Petroleum Corp.	89,694	4,693,687
Murphy Oil Corp.(a)	27,700	709,951
Newfield Exploration Co.*	35,000	996,100
Noble Energy, Inc.	74,400	2,105,520
Occidental Petroleum Corp.	130,200	7,795,074
ONEOK, Inc.	36,340	1,895,494
Phillips 66	74,764	6,182,235
Pioneer Natural Resources Co.	29,000	4,627,820
Range Resources Corp.(a)	31,700	734,489
Tesoro Corp.	24,100	2,255,760
Valero Energy Corp.	76,600	5,167,436
Williams Cos., Inc. (The)	140,400	4,251,312

		180,102,811

Personal Products — 0.1%
Coty, Inc. (Class A Stock)(a)	79,400	1,489,544
Estee Lauder Cos., Inc. (The) (Class A Stock)	38,100	3,656,838

		5,146,382

Pharmaceuticals — 5.0%
Allergan PLC	57,256	13,918,361
Bristol-Myers Squibb Co.	284,440	15,848,997
Eli Lilly & Co.	165,200	13,595,960
Johnson & Johnson	460,696	60,945,474
Mallinckrodt PLC*	17,200	770,732
Merck & Co., Inc.	466,803	29,917,404
Mylan NV*	78,900	3,062,898
Perrigo Co. PLC(a)	24,300	1,835,136

SEE NOTES TO FINANCIAL STATEMENTS.

A135

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals (continued)
Pfizer, Inc.	1,011,223	$33,966,981
Zoetis, Inc.	83,900	5,233,682

		179,095,625

Professional Services — 0.3%
Equifax, Inc.	20,500	2,817,110
IHS Markit Ltd.*	51,300	2,259,252
Nielsen Holdings PLC(a)	57,100	2,207,486
Robert Half International, Inc.	22,000	1,054,460
Verisk Analytics, Inc.*	26,300	2,218,931

		10,557,239

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	52,200	1,900,080

Road & Rail — 0.9%
CSX Corp.	157,672	8,602,584
J.B. Hunt Transport Services, Inc.	14,900	1,361,562
Kansas City Southern	18,500	1,936,025
Norfolk Southern Corp.	49,700	6,048,490
Union Pacific Corp.	138,500	15,084,035

		33,032,696

Semiconductors & Semiconductor Equipment — 3.3%
Advanced Micro Devices, Inc.*(a)	126,100	1,573,728
Analog Devices, Inc.	62,223	4,840,949
Applied Materials, Inc.	183,900	7,596,909
Broadcom Ltd.	68,260	15,907,993
Intel Corp.	803,900	27,123,586
KLA-Tencor Corp.	26,900	2,461,619
Lam Research Corp.	27,850	3,938,825
Microchip Technology, Inc.(a)	37,800	2,917,404
Micron Technology, Inc.*	176,200	5,261,332
NVIDIA Corp.	99,450	14,376,492
Qorvo, Inc.*	21,886	1,385,822
QUALCOMM, Inc.	251,150	13,868,503
Skyworks Solutions, Inc.	31,800	3,051,210
Texas Instruments, Inc.	170,100	13,085,793
Xilinx, Inc.	42,300	2,720,736

		120,110,901

Software — 4.8%
Activision Blizzard, Inc.	117,600	6,770,232
Adobe Systems, Inc.*	84,475	11,948,144
ANSYS, Inc.*	10,600	1,289,808
Autodesk, Inc.*	33,400	3,367,388
CA, Inc.	52,873	1,822,532
Citrix Systems, Inc.*	27,000	2,148,660
Electronic Arts, Inc.*	52,400	5,539,728
Intuit, Inc.	41,300	5,485,053
Microsoft Corp.	1,312,600	90,477,518
Oracle Corp.	509,595	25,551,093
Red Hat, Inc.*	30,600	2,929,950
salesforce.com, Inc.*	110,200	9,543,320
Symantec Corp.	105,511	2,980,686
Synopsys, Inc.*	25,600	1,867,008

		171,721,120

COMMON STOCKS (continued)	Shares	Value
Specialty Retail — 2.2%
Advance Auto Parts, Inc.	12,800	$1,492,352
AutoNation, Inc.*(a)	11,289	475,944
AutoZone, Inc.*	4,910	2,800,959
Bed Bath & Beyond, Inc.(a)	25,800	784,320
Best Buy Co., Inc.(a)	46,025	2,638,613
CarMax, Inc.*(a)	31,900	2,011,614
Foot Locker, Inc.	22,900	1,128,512
Gap, Inc. (The)(a)	37,187	817,742
Home Depot, Inc. (The)	205,969	31,595,645
L Brands, Inc.(a)	41,196	2,220,053
Lowe’s Cos., Inc.	147,525	11,437,613
O’Reilly Automotive, Inc.*(a)	15,600	3,412,344
Ross Stores, Inc.	67,100	3,873,683
Signet Jewelers Ltd.(a)	12,100	765,204
Staples, Inc.	108,700	1,094,609
Tiffany & Co.	18,500	1,736,595
TJX Cos., Inc. (The)	111,200	8,025,304
Tractor Supply Co.	22,700	1,230,567
Ulta Beauty, Inc.*	10,000	2,873,400

		80,415,073

Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	889,455	128,099,309
Hewlett Packard Enterprise Co.	283,466	4,702,701
HP, Inc.	286,966	5,016,166
NetApp, Inc.	46,700	1,870,335
Seagate Technology PLC(a)	50,400	1,953,000
Western Digital Corp.	49,568	4,391,725
Xerox Corp.	36,002	1,034,337

		147,067,573

Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.	48,200	2,281,788
Hanesbrands, Inc.(a)	63,800	1,477,608
Michael Kors Holdings Ltd.*	27,700	1,004,125
NIKE, Inc. (Class B Stock)	225,400	13,298,600
PVH Corp.	13,900	1,591,550
Ralph Lauren Corp.(a)	9,800	723,240
Under Armour, Inc. (Class A Stock)*(a)	31,200	678,912
Under Armour, Inc. (Class C Stock)*(a)	30,603	616,957
VF Corp.(a)	56,444	3,251,174

		24,923,954

Tobacco — 1.8%
Altria Group, Inc.	329,500	24,537,865
Philip Morris International, Inc.	263,300	30,924,585
Reynolds American, Inc.	140,484	9,137,079

		64,599,529

Trading Companies & Distributors — 0.1%
Fastenal Co.(a)	49,600	2,159,088
United Rentals, Inc.*	14,500	1,634,295
W.W. Grainger, Inc.(a)	9,400	1,696,982

		5,490,365

SEE NOTES TO FINANCIAL STATEMENTS.

A136

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Water Utilities — 0.1%
American Water Works Co., Inc.	30,800	$2,400,860

TOTAL COMMON STOCKS (cost $1,179,109,622)		3,529,191,240

EXCHANGE TRADED FUND — 0.1%
iShares Core S&P 500 ETF (cost $3,339,972)	14,000	3,407,740

TOTAL LONG-TERM INVESTMENTS (cost $1,182,449,594)		3,532,598,980

SHORT-TERM INVESTMENTS — 5.9%
AFFILIATED MUTUAL FUNDS — 5.8%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	68,780,634	68,780,634
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $139,351,441; includes $139,226,790 of cash collateral for securities on loan)(b)(w)	139,349,015	139,362,950

TOTAL AFFILIATED MUTUAL FUNDS (cost $208,132,075)		208,143,584

U.S. TREASURY OBLIGATION — 0.1%	Principal Amount (000)#	Value
U.S. Treasury Bill, 0.995%, 09/21/17 (cost $2,993,336)(k)(n)	3,000	$2,993,511

TOTAL SHORT-TERM INVESTMENTS (cost $211,125,411)		211,137,095

TOTAL INVESTMENTS — 103.8% (cost $1,393,575,005)		$3,743,736,075
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (3.8)%		(137,650,932)

NET ASSETS — 100.0%		$3,606,085,143

See the Glossary for abbreviations used in the semiannual report.

#	Principal amount shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $136,190,555; cash collateral of $139,226,790 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate quoted represents yield to maturity as of purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z) Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Long Positions:
40	S&P 500 E-mini	Sep. 2017	$4,853,010	$4,841,800	$(11,210)
112	S&P 500 Index	Sep. 2017	67,962,321	67,785,200	(177,121)

					$(188,331)

A security with a market value of $2,993,511 has been segregated with UBS to cover requirements for open future contracts at June 30, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.

A137

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

Fair value measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$83,087,710	$—	$—
Air Freight & Logistics	25,471,984	—	—
Airlines	23,116,042	—	—
Auto Components	7,006,398	—	—
Automobiles	17,115,528	—	—
Banks	230,330,851	—	—
Beverages	73,558,184	—	—
Biotechnology	104,346,524	—	—
Building Products	12,066,377	—	—
Capital Markets	103,919,813	—	—
Chemicals	75,018,464	—	—
Commercial Services & Supplies	10,575,991	—	—
Communications Equipment	34,692,400	—	—
Construction & Engineering	3,084,241	—	—
Construction Materials	5,279,500	—	—
Consumer Finance	26,513,409	—	—
Containers & Packaging	11,771,706	—	—
Distributors	4,087,080	—	—
Diversified Consumer Services	1,109,669	—	—
Diversified Financial Services	56,064,482	—	—
Diversified Telecommunication Services	75,522,998	—	—
Electric Utilities	70,066,144	—	—
Electrical Equipment	20,020,396	—	—
Electronic Equipment, Instruments & Components	14,196,020	—	—
Energy Equipment & Services	31,661,661	—	—
Equity Real Estate Investment Trusts (REITs)	101,363,133	—	—
Food & Staples Retailing	66,915,266	—	—
Food Products	48,198,602	—	—
Health Care Equipment & Supplies	100,595,510	—	—
Health Care Providers & Services	100,260,413	—	—
Health Care Technology	3,350,088	—	—
Hotels, Restaurants & Leisure	62,357,281	—	—
Household Durables	16,805,154	—	—
Household Products	62,033,197	—	—
Independent Power & Renewable Electricity Producers	2,151,258	—	—
Industrial Conglomerates	82,320,962	—	—
Insurance	90,353,444	—	—
Internet & Direct Marketing Retail	95,582,471	—	—
Internet Software & Services	162,177,163	—	—
IT Services	136,067,784	—	—
Leisure Products	3,368,676	—	—
Life Sciences Tools & Services	25,611,837	—	—
Machinery	55,688,556	—	—
Media	107,749,290	—	—
Metals & Mining	8,785,190	—	—
Multi-Utilities	36,974,034	—	—
Multiline Retail	14,234,151	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A138

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Oil, Gas & Consumable Fuels	$180,102,811	$—	$—
Personal Products	5,146,382	—	—
Pharmaceuticals	179,095,625	—	—
Professional Services	10,557,239	—	—
Real Estate Management & Development	1,900,080	—	—
Road & Rail	33,032,696	—	—
Semiconductors & Semiconductor Equipment	120,110,901	—	—
Software	171,721,120	—	—
Specialty Retail	80,415,073	—	—
Technology Hardware, Storage & Peripherals	147,067,573	—	—
Textiles, Apparel & Luxury Goods	24,923,954	—	—
Tobacco	64,599,529	—	—
Trading Companies & Distributors	5,490,365	—	—
Water Utilities	2,400,860	—	—
Exchange Traded Fund	3,407,740	—	—
Affiliated Mutual Funds	208,143,584	—	—
U.S. Treasury Obligation	—	2,993,511	—
Other Financial Instruments*
Futures Contracts	(188,331)	—	—

Total	$3,740,554,233	$2,993,511	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2017 were as follows:

Banks	6.4%
Affiliated Mutual Funds (including 3.9% of collateral for securities on loan)	5.8
Oil, Gas & Consumable Fuels	5.0
Pharmaceuticals	5.0
Software	4.8
Internet Software & Services	4.5
Technology Hardware, Storage & Peripherals	4.1
IT Services	3.8
Semiconductors & Semiconductor Equipment	3.3
Media	3.0
Biotechnology	2.9
Capital Markets	2.9
Equity Real Estate Investment Trusts (REITs)	2.8
Health Care Equipment & Supplies	2.8
Health Care Providers & Services	2.8
Internet & Direct Marketing Retail	2.6
Insurance	2.5
Aerospace & Defense	2.3
Industrial Conglomerates	2.3
Specialty Retail	2.2
Diversified Telecommunication Services	2.1
Chemicals	2.1
Beverages	2.0
Electric Utilities	1.9
Food & Staples Retailing	1.9
Tobacco	1.8

Hotels, Restaurants & Leisure	1.7%
Household Products	1.7
Diversified Financial Services	1.6
Machinery	1.5
Food Products	1.3
Multi-Utilities	1.0
Communications Equipment	1.0
Road & Rail	0.9
Energy Equipment & Services	0.9
Consumer Finance	0.7
Life Sciences Tools & Services	0.7
Air Freight & Logistics	0.7
Textiles, Apparel & Luxury Goods	0.7
Airlines	0.6
Electrical Equipment	0.6
Automobiles	0.5
Household Durables	0.5
Multiline Retail	0.4
Electronic Equipment, Instruments & Components	0.4
Building Products	0.3
Containers & Packaging	0.3
Commercial Services & Supplies	0.3
Professional Services	0.3
Metals & Mining	0.2
Auto Components	0.2
Trading Companies & Distributors	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A139

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2017 (unaudited)

Industry classification (cont.)
Construction Materials	0.1%
Personal Products	0.1
Distributors	0.1
Exchange Traded Fund	0.1
Leisure Products	0.1
Health Care Technology	0.1
Construction & Engineering	0.1
U.S. Treasury Obligation	0.1
Water Utilities	0.1

Independent Power & Renewable Electricity Producers	0.1%
Real Estate Management & Development	0.1
Diversified Consumer Services	0.0 *

103.8
Liabilities in excess of other assets	(3.8)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due from/to broker — variation margin futures	$188,331	*

*	Includes cumulative appreciation (depreciation) as reported in schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$6,303,819

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$607,219

For the six months ended June 30, 2017, the Portfolio’s average value at trade date for futures long positions was $86,549,300.

Financial instruments/transactions — summary of offsetting and netting arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$136,190,555	$(136,190,555)	$—

(1)	Amount represents market value.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A140

STOCK INDEX PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(unaudited)

as of June 30, 2017

ASSETS
Investments at value, including securities on loan of $136,190,555:
Unaffiliated investments (cost $1,185,442,930)	$3,535,592,491
Affiliated investments (cost $208,132,075)	208,143,584
Dividends and interest receivable	3,522,207
Receivable for Series shares sold	162,650
Due from broker—variation margin futures	27,000
Tax reclaim receivable	494
Prepaid expenses	3,555

Total Assets	3,747,451,981

LIABILITIES
Payable to broker for collateral for securities on loan	139,226,790
Management fee payable	891,198
Payable to custodian	531,555
Payable for Series shares repurchased	461,098
Accrued expenses and other liabilities	255,217
Affiliated transfer agent fee payable	980

Total Liabilities	141,366,838

NET ASSETS	$3,606,085,143

Net assets were comprised of:
Paid-in capital	$1,255,108,876
Retained earnings	2,350,976,267

Net assets, June 30, 2017	$3,606,085,143

Net asset value and redemption price per share $3,606,085,143 / 67,559,023 outstanding shares of beneficial interest	$53.38

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2017

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$34,260,093
Affiliated dividend income	395,838
Income from securities lending, net (including affiliated income of $99,613)	114,174
Interest income	15,711

Total income	34,785,816

EXPENSES
Management fee	5,223,338
Custodian and accounting fees	161,000
Shareholders’ reports	52,000
Trustees’ fees	20,000
Audit fee	12,000
Legal fees and expenses	9,000
Transfer agent’s fees and expenses (including affiliated expense of $2,900)	6,000
Miscellaneous	32,905

Total expenses	5,516,243

NET INVESTMENT INCOME (LOSS)	29,269,573

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions (including affiliated of $8,968)	15,151,976
Futures transactions	6,303,819

21,455,795

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(18,031))	251,575,435
Futures	607,219

252,182,654

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	273,638,449

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$302,908,022

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$29,269,573	$57,570,334
Net realized gain (loss) on investment transactions	21,455,795	72,046,263
Net change in unrealized appreciation (depreciation) on investments	252,182,654	228,987,837

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	302,908,022	358,604,434

DISTRIBUTIONS	(129,595,196)	(210,338,581)

SERIES SHARE TRANSACTIONS
Series shares sold [2,097,507 and 2,976,732 shares, respectively]	113,172,738	136,335,898
Series shares issued in reinvestment of distributions [2,421,435 and 4,481,009 shares, respectively]	129,595,196	210,338,581
Series shares repurchased [2,147,739 and 4,217,650 shares, respectively]	(115,120,891)	(204,352,773)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	127,647,043	142,321,706

CAPITAL CONTRIBUTIONS	—	4,458,724

TOTAL INCREASE (DECREASE)	300,959,869	295,046,283
NET ASSETS:
Beginning of period	3,305,125,274	3,010,078,991

End of period	$3,606,085,143	$3,305,125,274

SEE NOTES TO FINANCIAL STATEMENTS.

A141

GLOSSARY

SCHEDULE OF INVESTMENTS	as of June 30, 2017

The following abbreviations are used in the preceding Portfolios’ descriptions:

Currency

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
ZAR	South African Rand

Index

CDX	Credit Derivative Index

Other

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
BABs	Build America Bonds
bps	Basis Points
BROIS	Brazil Interbank Offered Rate
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
EUROIS	Euro Overnight Index Swap
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GO	General Obligation
IO	Interest Only (Principal amount represents notional)
L1	Level 1
L2	Level 2
L3	Level 3
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OIS	Overnight Index Swap
OTC	Over-the-counter
PIK	Payment-in-Kind
PO	Principal Only
PRFC	Preference Shares
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investmemt Conduit Security
RSP	Non-Voting Shares
STRIPS	Separate Trading of Registered Interest and Principle of Securities
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
USAID	United States Agency for International Development
USOIS	United Stated Overnight Index Swap

SEE NOTES TO FINANCIAL STATEMENTS.

A142

NOTES TO FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

1.	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified open-end management investment company. The Series Fund is composed of seventeen Portfolios (“Portfolios”), each with separate series shares. The information presented in these financial statements pertains to the eight Portfolios listed below together with their investment objectives.

Conservative Balanced Portfolio:    Total investment return consistent with a conservatively managed diversified portfolio.

Diversified Bond Portfolio:     High level of income over a longer term while providing reasonable safety of capital.

Equity Portfolio:    Long-term growth of capital.

Flexible Managed Portfolio:    Total return consistent with an aggressively managed diversified portfolio.

Global Portfolio:    Long-term growth of capital.

Government Income Portfolio:    High level of income over the long-term consistent with the preservation of capital.

Government Money Market Portfolio:    Maximum current income consistent with the stability of capital and maintenance of liquidity.

Stock Index Portfolio:    Achieve investment results that generally correspond to the performance of publicly traded common stocks.

2.	Accounting Policies

The Series Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series Fund and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    Each Portfolio holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

B1

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

The Government Money Market Portfolio values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

B2

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, each Portfolio may invest up to 15% of its net assets (the Government Money Market Portfolio may invest up to 5%) in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Board of the Portfolio. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR):    Certain Portfolios purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Portfolios. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Portfolios could lose some or all of their principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, forward currency contracts, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus,

B3

entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts:    A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options:    Certain Portfolios purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. Portfolios may also use options to gain additional market exposure. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

B4

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since future contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Short Sales:    Certain Portfolios may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on open short positions are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Bank Loans:    Each Portfolio may invest in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. Each Portfolio may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, a Portfolio generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Portfolio generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, a Portfolio generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolio may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, a Portfolio will assume the credit risk of both the borrower and the institution selling the participation to the Portfolio.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Forward Rate Agreements:    Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Portfolios entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements:    Certain Portfolios may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

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Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps:    Certain Portfolios entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Portfolios to interest rate risk.

Credit Default Swaps (“CDS”):    CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps:    Certain Portfolios entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps:    In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into

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total return swaps to manage their exposure to a security or an index. A Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements:    The Series Fund, on behalf of certain Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Series Fund, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in a portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2017, none of the Portfolios have met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights

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entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind:    Certain fixed income Portfolios may invest in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending:    The Portfolios may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Dollar Rolls:    Certain Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Concentration of Risk:    The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and

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accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

For Portfolios with multiple classes of shares, net investment income or loss (other than administration and distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Equity Real Estate Investment Trusts (REITs):    Certain Portfolios invest in Equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from Equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material these estimates are adjusted periodically when the actual source of distributions is disclosed by the Equity REITs.

Concentration of Risk for REITs:    Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Portfolio will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Portfolio.

Taxes:    For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Portfolio’s shareholders (Participating Insurance Companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. The Government Money Market Portfolio declares and reinvests distributions, if any, daily. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Series Fund has a management agreement with PGIM Investments on behalf of the Portfolios. Pursuant to this agreement, PGIM Investments has responsibility for all investment management services and supervises the subadvisers’ performance of such services. PGIM Investments has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to the Portfolios through its PGIM Fixed Income unit (“PFI”), Jennison Associates LLC (“Jennison”), Brown Advisory LLC (“Brown”), LSV Asset Management (“LSV”), Quantitative Management Associates LLC (“QMA”), T. Rowe Price Associates, Inc.

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(“T. Rowe”) and William Blair & Co. LLC (“William Blair”) (collectively, the “Subadvisers”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PGIM Investments pays for the services of the Subadvisers, cost of compensation of officers, occupancy and certain clerical and administrative expenses of the Portfolios. The Portfolios bear all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly, using the value of each of the Portfolio’s average daily net assets, at the respective annual rates specified below.

Portfolio	Management Fee	Effective Management Fee
Conservative Balanced Portfolio	0.55%	0.55%
Diversified Bond Portfolio	0.40	0.40
Equity Portfolio	0.45	0.45
Flexible Managed Portfolio	0.60	0.60
Global Portfolio	0.75	0.73	*
Government Income Portfolio	0.40	0.40
Government Money Market Portfolio	0.30	0.30
Stock Index Portfolio	0.30% up to $4 billion 0.25% over $4 billion	0.30

*	Effective June 1, 2017, PGIM Investments has contractually agreed, through June 30, 2018, to waive a portion of its management fee equal to an annual rate of 0.024% of the average daily net assets of the Portfolio. Prior to June 1, 2017, PGIM Investments had contractually agreed to waive a portion of its management fee equal to an annual rate of 0.022% of the average daily net assets of the Portfolio.

At June 30, 2017, the Subadvisers that provide investment advisory services to the Portfolios are listed directly below. Where more than one Subadviser is listed, each Subadviser provides services to a segment of the Portfolio:

Portfolio	Subadviser(s)
Conservative Balanced Portfolio	PFI, QMA
Diversified Bond Portfolio	PFI
Equity Portfolio	Jennison
Flexible Income Portfolio	PFI, QMA
Global Portfolio	Brown, LSV, QMA, T. Rowe & William Blair
Government Income Portfolio	PFI
Government Money Market Portfolio	PFI
Stock Index Portfolio	QMA

The Series Fund, on behalf of the Portfolios, has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I and Class II shares of the Portfolios. The Portfolios compensate PIMS for distributing and servicing the Portfolios’ Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Portfolios. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PGIM Investments, which acts as the administrator of the Class II shares of the Portfolios. The administration fee paid to PGIM Investments is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PIMS, PGIM Investments, PGIM, Inc., QMA and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Certain Portfolios have entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on

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investment transactions presented in the Statement of Operations. For the six months ended June 30, 2017, brokerage commission recaptured under these agreements was as follows:

Portfolio	Amount
Equity Portfolio	$155,479
Global Portfolio	29,618

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Portfolios may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”) and their securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. The Portfolios may also invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from Securities Exchange Commission (“SEC”), a series of the Prudential Investment Portfolios 2 (together with Prudential Core Ultra Short Bond Fund, the “Core Funds”), registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Funds and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

For the reporting period ended June 30, 2017, PGIM, Inc. was compensated by PGIM Investments for managing the Portfolios’ securities lending cash collateral as subadviser to the Money Market Fund:

Portfolio	Amount
Conservative Balanced Portfolio	$25,713
Diversified Bond Portfolio	6,859
Equity Portfolio	91,919
Flexible Managed Portfolio	30,712
Global Portfolio	23,177
Government Income Portfolio	2,228
Stock Index Portfolio	56,371

In February 2016, Prudential, the parent company of the Investment Manager (PGIM Investments) self reported to the Securities and Exchange Commission (“SEC”) and certain other regulators that, in some cases, it failed to maximize securities lending income for certain Portfolios of the Series Fund due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid the affected Portfolios an amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Series Fund. The amount of opportunity loss payment to each of the Portfolios is disclosed in the Portfolio’s “Statement of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions”.

In addition to the above, Prudential has paid and continues to directly pay certain legal, audit and other charges in connection with the matter on behalf of the Portfolios.

The SEC Staff and other regulators continue to review the matter.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the period ended June 30, 2017 no such transactions were entered into by the Portfolios.

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The following Portfolios were reimbursed by Prudential for foreign withholding taxes for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2016 Withholding Tax	2017 Withholding Tax
Conservative Balanced Portfolio	$24,389	$21,176
Equity Portfolio	—	343,486
Flexible Managed Portfolio	35,507	17,954
Global Portfolio	99,518	65,287

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the six months ended June 30, 2017, were as follows:

	Cost of Purchases	Proceeds from Sales
Conservative Balanced Portfolio	$1,411,699,667	$1,485,882,101
Diversified Bond Portfolio	189,587,846	237,879,243
Equity Portfolio	1,200,100,488	1,265,057,921
Flexible Managed Portfolio	3,238,043,061	3,374,865,523
Global Portfolio	191,411,532	217,237,125
Government Income Portfolio	707,461,238	713,740,781
Stock Index Portfolio	110,176,892	61,583,881

Options written transactions, during the six months ended June 30, 2017, were as follows:

	Conservative Balanced Portfolio		Diversified Bond Portfolio
	Notional Amount	Premium	Notional Amount	Premium
Balance at beginning of period	—	$—	—	$—
Written options	1,513,000	214,719	604,212,000	1,943,139
Expired options	(337,000)	(48,306)	(96,000)	(114,804)
Closed options	(588,000)	(121,604)	(906,000)	(10,316)

Balance at end of period	588,000	$44,809	603,210,000	$1,818,019

	Flexible Managed Portfolio		Government Income Portfolio
	Notional Amount	Premium	Notional Amount	Premium
Balance at beginning of period	—	$—	—	$—
Written options	2,075,000	292,669	804,000	116,531
Expired options	(457,000)	(65,513)	(123,000)	(18,983)
Closed options	(798,000)	(164,668)	(379,000)	(74,534)

Balance at end of period	820,000	$62,488	302,000	$23,014

6.	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

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7.	Borrowings

The Series Fund, on behalf of the Portfolios, (excluding the Government Money Market Portfolio), along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. Each Portfolios’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Portfolios did not utilize the SCA during the six months ended June 30, 2017.

8.	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of the Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. Class I shares are also offered to separate accounts of non-affiliated insurers for which Prudential or its affiliates administer and/or reinsure the variable life insurance or variable annuity contracts issued in connection with the separate accounts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2017, the Equity Portfolio has Class II shares outstanding.

Transactions in shares of beneficial interest were as follows:

Equity Portfolio:

Class I	Shares	Amount
Six months ended June 30, 2017:
Series shares sold	85,297	$3,726,379
Series shares repurchased	(3,025,770)	(133,037,674)

Net increase (decrease) in shares outstanding	(2,940,473)	$(129,311,295)

Year ended December 31, 2016:
Series shares sold	239,387	$9,099,174
Series shares repurchased	(6,334,813)	(242,961,824)
Capital contributions	—	3,314,283

Net increase (decrease) in shares outstanding	(6,095,426)	$(230,548,367)

Class II
Six months ended June 30, 2017:
Series shares sold	73	$3,349
Series shares repurchased	(494)	(21,130)

Net increase (decrease) in shares outstanding	(421)	$(17,781)

Year ended December 31, 2016:
Series shares sold	398	$13,474
Series shares repurchased	(8,058)	(314,707)
Capital contributions	—	1,696

Net increase (decrease) in shares outstanding	(7,660)	$(299,537)

9.	Ownership & Affiliates

As of June 30, 2017, all of Class I shares of record of each Portfolio were owned by the Prudential Insurance Company of America (“PICA”), or subsidiaries thereof, on behalf of the owners of the variable insurance products issued by PICA. PICA is an indirect, wholly-owned subsidiary of Prudential.

B13

10.	Purchase In-Kind

As of the close of business on April 28, 2017, the Government Money Market Portfolio issued shares in exchange for portfolio securities, accrued interest and cash in a tax-free exchange with an affiliate. The value of the tax-free exchange was $23,004,509, which includes a cash portion of $9,096,772. Shares issued in this transaction were 2,300,450.

11.	Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the SEC adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures.

B14

Financial Highlights

(unaudited)

	Conservative Balanced Portfolio
	Six Months Ended June 30, 2017(a)		Year Ended December 31,
			2016(a)		2015(a)	2014(a)	2013(a)	2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$24.18		$22.54		$22.45	$20.63	$17.77	$16.32

Income (Loss) From Investment Operations:
Net investment income (loss)	.22		.42		.39	.36	.35	.38
Net realized and unrealized gain (loss) on investments	1.19		1.20		(.30)	1.46	2.51	1.43

Total from investment operations	1.41		1.62		.09	1.82	2.86	1.81

Less Distributions:	—		—		—	—	—	(.36)
Capital Contributions(f)	—		.02		—	—	—	—

Net Asset Value, end of period	$25.59		$24.18		$22.54	$22.45	$20.63	$17.77

Total Return(b)	5.83%		7.28	%(g)	.40%	8.82%	16.09%	11.23%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,523.8		$2,473.2		$2,554.3	$2,574.4	$2,504.4	$2,287.0
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.58	%(i)	.58%		.58%	.58%	.58%	.58%
Expenses before waivers and/or expense reimbursement	.58	%(i)	.58%		.58%	.58%	.58%	.58%
Net investment income (loss)	1.74	%(i)	1.79%		1.70%	1.66%	1.84%	2.11%
Portfolio turnover rate(d)	75	%(j)	185%		208%	134%	196%	188%

	Diversified Bond Portfolio
	Six Months Ended June 30, 2017(a)		Year Ended December 31,
			2016(a)		2015(a)	2014(a)	2013	2012(a)
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.28		$11.64		$11.66	$11.01	$11.88	$11.74

Income (Loss) From Investment Operations:
Net investment income (loss)	.21		.43		.41	.43	.48	.54
Net realized and unrealized gain (loss) on investments	.33		.21		(.43)	.34	(.56)	.66

Total from investment operations	.54		.64		(.02)	.77	(.08)	1.20

Less Distributions:	—		—		—	(.12)	(.79)	(1.06)
Capital Contributions(f)	—		—	(e)	—	—	—	—

Net Asset Value, end of period	$12.82		$12.28		$11.64	$11.66	$11.01	$11.88

Total Return(b)	4.40%		5.50	%(h)	(.17)%	7.09%	(.71)%	10.68%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,135.0		$1,104.6		$1,084.9	$1,067.9	$1,197.5	$1,305.9
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.44	%(i)	.44%		.46%	.44%	.44%	.44%
Expenses before waivers and/or expense reimbursement	.44	%(i)	.44%		.46%	.44%	.44%	.44%
Net investment income (loss)	3.30	%(i)	3.52%		3.48%	3.73%	4.10%	4.57%
Portfolio turnover rate	31	%(j)	49%		81%	50%	111%	144%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(d)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover.

(e)	Less than $.005 per share.

(f)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 7.19%.

(h)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(i)	Annualized.

(j)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(unaudited)

	Equity Portfolio
	Class I
	Six Months Ended June 30, 2017(c)		Year Ended December 31,
			2016(c)		2015(c)	2014(c)	2013	2012(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$40.96		$39.47		$38.56	$35.81	$26.81	$23.73

Income (Loss) From Investment Operations:
Net investment income (loss)	.19		.38		.34	.19	.27	.27
Net realized and unrealized gain (loss) on investments	4.49		1.07		.57	2.56	8.73	2.96

Total from investment operations	4.68		1.45		.91	2.75	9.00	3.23

Less Distributions:	—		—		—	—	—	(.15)
Capital Contributions(d)	—		.04		—	—	—	—

Net Asset Value, end of period	$45.64		$40.96		$39.47	$38.56	$35.81	$26.81

Total Return(a)	11.43%		3.78	%(e)	2.36%	7.68%	33.57%	13.69%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,035.2		$3,741.7		$3,846.2	$4,017.6	$3,970.9	$3,167.0
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.47	%(f)	.47%		.47%	.47%	.47%	.47%
Expenses before waivers and/or expense reimbursement	.47	%(f)	.47%		.47%	.47%	.47%	.47%
Net investment income (loss)	.89	%(f)	1.01%		.86%	.52%	.86%	1.04%
Portfolio turnover rate	31	%(g)	39%		37%	51%	45%	48%

	Equity Portfolio
	Class II
	Six Months Ended June 30, 2017(c)		Year Ended December 31,
			2016(c)		2015(c)	2014(c)	2013	2012(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$40.74		$39.42		$38.66	$36.05	$27.10	$23.99

Income (Loss) From Investment Operations:
Net investment income (loss)	.11		.23		.18	.04	.13	.17
Net realized and unrealized gain (loss) on investments	4.46		1.05		.58	2.57	8.82	3.00

Total from investment operations	4.57		1.28		.76	2.61	8.95	3.17

Less Distributions:	—		—		—	—	—	(.06)
Capital Contributions(d)	—		.04		—	—	—	—

Net Asset Value, end of period	$45.31		$40.74		$39.42	$38.66	$36.05	$27.10

Total Return(a)	11.22%		3.35	%(e)	1.97%	7.24%	33.03%	13.23%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.9		$1.7		$2.0	$2.2	$2.3	$1.8
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.87	%(f)	.87%		.87%	.87%	.87%	.87%
Expenses before waivers and/or expense reimbursement	.87	%(f)	.87%		.87%	.87%	.87%	.87%
Net investment income (loss)	.50	%(f)	.61%		.46%	.11%	.47%	.63%
Portfolio turnover rate	31	%(g)	39%		37%	51%	45%	48%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return for Class I and Class II would have been 3.68% and 3.25%, respectively.

(f)	Annualized.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(unaudited)

	Flexible Managed Portfolio
	For Six Months Ended June 30, 2017(a)		Year Ended December 31,
			2016(a)		2015(a)	2014(a)	2013(a)	2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$25.99		$23.95		$23.71	$21.35	$17.77	$15.99

Income (Loss) From Investment Operations:
Net investment income (loss)	.22		.44		.42	.37	.36	.37
Net realized and unrealized gain (loss) on investments	1.32		1.58		(.18)	1.99	3.22	1.74

Total from investment operations	1.54		2.02		.24	2.36	3.58	2.11

Less Distributions:	—		—		—	—	—	(.33)
Capital Contributions(e)	—		.02		—	—	—	—

Net Asset Value, end of period	$27.53		$25.99		$23.95	$23.71	$21.35	$17.77

Total Return(b)	5.93%		8.52	%(f)	1.01%	11.05%	20.15%	13.37%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,004.0		$3,889.8		$3,768.8	$3,943.8	$3,730.6	$3,265.8
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.62	%(h)	.63%		.63%	.63%	.63%	.63%
Expenses before waivers and/or expense reimbursement	.62	%(h)	.63%		.63%	.63%	.63%	.63%
Net investment income (loss)	1.63	%(h)	1.78%		1.74%	1.66%	1.86%	2.05%
Portfolio turnover rate(d)	99	%(i)	203%		213%	161%	210%	214%

	Global Portfolio
	Six Months Ended June 30, 2017(a)		Year Ended December 31,
			2016(a)		2015(a)	2014(a)	2013	2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$27.50		$26.33		$25.72	$24.91	$19.57	$16.94

Income (Loss) From Investment Operations:
Net investment income (loss)	.29		.34		.34	.37	.31	.36
Net realized and unrealized gain (loss) on investments	3.15		.81		.27	.44	5.03	2.57

Total from investment operations	3.44		1.15		.61	.81	5.34	2.93

Less Distributions:	—		—		—	—	—	(.30)
Capital Contributions(e)	—		.02		—	—	—	—

Net Asset Value, end of period	$30.94		$27.50		$26.33	$25.72	$24.91	$19.57

Total Return(b)	12.51%		4.44	%(g)	2.37%	3.25%	27.29%	17.52%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,049.0		$955.4		$965.3	$719.2	$744.5	$611.2
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursements	.79	%(h)	.80%		.81%	.81%	.84%	.84%
Expenses before waivers and/or expense reimbursements	.81	%(h)	.81%		.82%	.82%	.84%	.84%
Net investment income (loss)	1.95	%(h)	1.29%		1.28%	1.45%	1.29%	1.82%
Portfolio turnover rate	20	%(i)	40%		33%	37%	70%	57%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(d)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 8.44%.

(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 4.36%.

(h)	Annualized.

(i)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(unaudited)

	Government Income Portfolio
	Six Months Ended June 30, 2017(d)		Year Ended December 31,
			2016(d)		2015(d)		2014		2013		2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.26		$12.00		$11.92		$11.30		$12.15		$12.37

Income (Loss) From Investment Operations:
Net investment income (loss)	.11		.20		.18		.21		.21		.25
Net realized and unrealized gain (loss) on investments	.15		.06		(.10)		.45		(.49)		.19

Total from investment operations	.26		.26		.08		.66		(.28)		.44

Less Distributions:	—		—		—		(.04)		(.57)		(.66)
Capital Contributions(e)	—		—	(f)	—		—		—		—

Net Asset Value, end of period	$12.52		$12.26		$12.00		$11.92		$11.30		$12.15

Total Return(a)	2.12%		2.17	%(h)	.67%		5.86%		(2.34)%		3.63%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$254.9		$226.3		$231.8		$339.2		$341.1		$382.9
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursements	.50	%(i)	.51%		.48%		.47%		.49%		.48%
Expenses before waivers and/or expense reimbursement	.50	%(i)	.51%		.48%		.47%		.49%		.48%
Net investment income (loss)	1.78	%(i)	1.60%		1.48%		1.73%		1.78%		1.96%
Portfolio turnover rate(c)	294	%(j)	705%		746%		830%		1135%		1154%

	Government Money Market Portfolio
	Six Months Ended June 30, 2017(d)		Year Ended December 31,
			2016(d)		2015(d)		2014		2013		2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00		$10.00		$10.00		$10.00		$10.00		$10.00

Income From Investment Operations:
Net investment income (loss) and realized gains (losses)	.02		.01		—	(f)	—	(f)	—	(f)	— (f)
Distributions	(.02)		(.01)		—	(f)	—	(f)	—	(f)	— (f)

Net Asset Value, end of period	$10.00		$10.00		$10.00		$10.00		$10.00		$10.00

Total Return(a)	.18%		.10%		—	%(g)	—	%(g)	—	%(g)	.01%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$707.4		$724.2		$650.8		$823.6		$866.0		$903.5
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.34	%(i)	.35%		.19%		.16%		.17%		.21%
Expenses before waivers and/or expense reimbursement	.34	%(i)	.35%		.44%		.44%		.44%		.44%
Net investment income (loss)	.37	%(i)	.09%		.00%		.00	%(g)	.00	%(g)	.01%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(d)	Calculated based on average shares outstanding during the period.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)	Less than $.005 per share.

(g)	Less than .005%.

(h)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(i)	Annualized.

(j)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(unaudited)

	Stock Index Portfolio
	Six Months Ended June 30, 2017(c)		Year Ended December 31,
			2016(c)		2015(c)	2014(c)	2013(c)	2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$50.70		$48.59		$49.33	$47.02	$35.65	$31.47

Income (Loss) From Investment Operations:
Net investment income (loss)	.45		.89		.86	.79	.73	.68
Net realized and unrealized gain (loss) on investments	4.22		4.52		(.26)	5.20	10.64	4.19

Total from investment operations	4.67		5.41		.60	5.99	11.37	4.87

Less Distributions:	(1.99)		(3.37)		(1.34)	(3.68)	—	(.69)
Capital Contributions(d)	—		.07		—	—	—	—

Net Asset Value, end of period	$53.38		$50.70		$48.59	$49.33	$47.02	$35.65

Total Return(a)	9.19%		11.83	%(e)	1.18%	13.31%	31.89%	15.68%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,606.1		$3,305.1		$3,010.1	$3,312.7	$2,890.5	$2,340.3
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.32	%(f)	.32%		.32%	.32%	.32%	.32%
Expenses before waivers and/or expense reimbursement	.32	%(f)	.34%		.37%	.37%	.37%	.37%
Net investment income (loss)	1.68	%(f)	1.84%		1.74%	1.67%	1.77%	1.97%
Portfolio turnover rate	2	%(g)	5%		9%	5%	3%	2%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 11.69%.

(f)	Annualized.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

The Prudential Variable Contract Account — 10

Approval of Advisory Agreements

The VCA-10 Committee

The Committee of the Prudential Variable Contract Account-10 (“VCA-10”) (the “Committee”) consists of nine individuals, seven of whom are not “interested persons” of VCA-10, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Committee Members”). The Committee is responsible for the oversight of VCA-10 and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Committee Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Committee is an Independent Committee Member. The Committee has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Committee Members.

Annual Approval of VCA-10’s Advisory Agreements

As required under the 1940 Act, the Committee determines annually whether to renew VCA-10’s management agreement with PGIM Investments LLC (“PGIM Investments”) and VCA-10’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Committee, including all of the Independent Committee Members, met on June 6-8, 2017 and approved the renewal of the agreements through July 31, 2018, after concluding that the renewal of the agreements was in the best interests of VCA-10 and its investors.

In advance of the meetings, the Committee requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Committee considered comparative fee information from PGIM Investments and Jennison. Also, the Committee considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Committee, including the Independent Committee Members advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of VCA-10, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with VCA-10 and its investors as VCA-10’s assets grow. In its deliberations, the Committee did not identify any single factor which alone was responsible for the Committee’s decision to approve the agreements with respect to VCA-10. In connection with its deliberations, the Committee considered information provided by PGIM Investments throughout the year at regular Committee meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-8, 2017.

The Committee determined that the overall arrangements between VCA-10 and PGIM Investments, which serves as VCA-10’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as VCA-10’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of VCA-10 and its investors in light of the services performed, fees charged and such other matters as the Committee Members considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Committee’s reaching its determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Committee received and considered information regarding the nature, quality and extent of services provided to VCA-10 by PGIM Investments and Jennison. The Committee considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for VCA-10, as well as the provision of recordkeeping, compliance, and other services to VCA-10. With respect to PGIM Investments’ oversight of the subadviser, the Committee noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Committee also considered that PGIM Investments pays the salaries of all of the officers and Committee Members. The Committee also considered the investment subadvisory services provided by Jennison, as well as adherence to VCA-10’s investment restrictions and compliance with applicable VCA-10 policies and procedures. The Committee considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Committee considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of VCA-10 and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of VCA-10’s portfolio. The Committee was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and Jennison. The Committee also noted that it received favorable compliance reports from VCA-10’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and Jennison. The Committee noted that Jennison is affiliated with PGIM Investments.

The Committee concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to VCA-10 by Jennison, and that there was a reasonable basis on which to conclude that VCA-10 benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Committee was provided with information on the profitability of PGIM Investments and its affiliates in serving as VCA-10’s investment manager. The Committee discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Committee recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Committee concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable. The Committee did not separately consider the profitability of the subadviser, an affiliate of PGIM Investments, as its profitability was reflected in the profitability report for PGIM Investments.

Economies of Scale

The Committee received and discussed information concerning economies of scale that PGIM Investments may realize as VCA-10’s assets grow beyond current levels. The Committee considered information provided by PGIM Investments regarding the launch date of VCA-10, the management fees of VCA-10 compared to those of similarly managed funds and PGIM Investments’ investment in VCA-10 over time. The Committee noted that economies of scale, if any, may be shared with VCA-10 in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Committee considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of VCA-10 and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Committee recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Committee’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and Jennison

The Committee considered potential ancillary benefits that might be received by PGIM Investments and Jennison and their affiliates as a result of their relationship with VCA-10. The Committee concluded that potential benefits to be derived by PGIM Investments included benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with VCA-10. The Committee concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Committee concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of VCA-10 / Fees and Expenses

The Committee considered certain additional specific factors and made related conclusions relating to the historical performance of VCA-10 for the one-, three-, five- and ten-year periods ended December 31, 2016. The Committee also considered VCA-10’s actual management fee, as well as VCA-10’s net total expense ratio, for the fiscal year ended December 31, 2016. The Committee considered the management fee for VCA-10 as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by VCA-10 investors and includes any fee waivers or reimbursements. The net total expense ratio for VCA-10 represents the actual expense ratio incurred by VCA-10 investors.

The mutual funds included in the Peer Universe (the Lipper VA Large-Cap Core Funds Performance Universe)1, which was used to consider performance, and the Peer Group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. To the extent that PGIM Investments deemed appropriate, and for reasons addressed in detail with the Committee, PGIM Investments may have provided supplemental data compiled by Broadridge for the Committee’s consideration. The comparisons placed VCA-10 in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Committee and the Committee’s conclusions regarding VCA-10’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of any fund expenses, or subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Committee.

Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 4th Quartile

•	The Committee noted that VCA-10 underperformed its benchmark index over all periods.

•	The Committee noted PGIM Investments’ explanation that the underperformance was primarily attributable to VCA-10’s value investment style, which had not been in favor in the market during the past several years.

•	In this regard, the Committee noted PGIM Investments’ assertion that value investing had gained favor in the market during the second half of 2016 and continuing into 2017, and considered information provided by PGIM Investments indicating that VCA -10 outperformed its benchmark index and ranked in the first quartile of its Peer Universe for the second half of 2016. The Board also considered that the Fund had continued to outperform its benchmark and ranked in the second quartile of its Peer Universe during first quarter of 2017.

•	The Board also considered that VCA-10’s portfolio manager had changed in September 2014, and prior performance was not attributable to the current portfolio manager.

•	The Committee concluded that, in light of the above, it would be in the best interests of VCA-10 and its investors to renew the agreements.

•	The Committee concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

***

After full consideration of these factors, the Committee concluded that the approval of the agreements was in the best interests of VCA-10 and its investors.

[1]	Although VCA-10 is classified in the Lipper VA Multi-Cap Core Funds Performance Universe, the Lipper VA Large-Cap Core Funds Performance Universe was utilized because PGIM Investments believes that the funds included in this Universe are more consistent with VCA-10’s investment approach, and therefore, provide a more appropriate basis for VCA-10 performance comparisons.

The Prudential Series Fund

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of The Prudential Series Fund (the Trust, and each series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with PGIM Investments LLC (“PGIM Investments”) and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 13-14, 2017 (“the Meeting”) and approved the renewal of the agreements through July 31, 2018, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from PGIM Investments and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PGIM Investments, which serves as the Trust’s investment manager pursuant to a management agreement, and between PGIM Investments and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PGIM Investments and each subadviser. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PGIM Investments’ and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to PGIM Investments and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to PGIM Investments and each subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., PGIM Limited, Jennison Associates LLC (Jennison) and Quantitative Management Associates LLC (QMA), each of which serve as subadvisers to various Portfolios of the Trust, are affiliated with PGIM Investments.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by PGIM Investments and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Trust’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM Fixed Income, Jennison and QMA, each of which are affiliates of PGIM Investments, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning whether PGIM Investments realizes economies of scale as the Portfolios’ assets grow beyond current levels. The Board noted that economies of scale, if any, may be shared with the Portfolios in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

With respect to the Stock Index Portfolio, the Board noted that the management fee schedule includes a breakpoint, which has the effect of decreasing the fee rate as assets increase, but that at its current level of assets, the Stock Index Portfolio does not realize the effect of any rate reduction. The Board took note, however, that the Stock Index Portfolio’s fee structure would result in a benefit to shareholders when (and if) assets reach the level at which the fee rate is reduced.

Other Benefits to PGIM Investments and the Subadvisers

The Board considered potential ancillary benefits that might be received by PGIM Investments, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PGIM Investments included compensation received by insurance company affiliates of PGIM Investments from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Trust. The Board also considered information provided by PGIM Investments regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PGIM Investments at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios for the one-, three-, five- and ten-year periods ended December 31, 2016, except as otherwise noted below. The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index and to a universe of mutual funds (the Peer Universe) that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2016. The Board considered the management fee for each Portfolio as compared to the management fee charged by PGIM Investments to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. The comparisons placed the Portfolios in various quartiles, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PGIM Investments deems appropriate, and for reasons addressed in detail with the Board, PGIM Investments may have provided and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Conservative Balanced Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Diversified Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•	The Board considered that the Portfolio’s portfolio manager team responsible for the management of the value segment of the Portfolio had changed during 2014, and that as a result, performance prior to that time was not attributable to the entire current portfolio manager team.

•	The Board considered information provided by PGIM Investments, which indicated that the performance of the value component had improved beginning in the second half of 2016, with the improved performance continuing through the first quarter of 2017.

•	The Board considered information provided by PGIM Investments indicating that much of the Portfolio’s recent underperformance was attributable to the Portfolio’s growth component, rather than the value component.

•	In this regard, the Board considered that the underperformance of the Portfolio’s growth component was recent, and that the strong performance of that component in 2015 had resulted in the Portfolio outperforming its benchmark index and ranking in the first quartile of its Peer Universe for the 2015 calendar year.

•	The Board considered that the Portfolio’s performance had shown recent improvement, with the Portfolio outperforming its benchmark index and Peer Universe median for the one-year period ending March 31, 2017.

•	The Board also noted that it would continue to closely monitor the Portfolio’s performance.

•	The Board concluded that in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Flexible Managed Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Global Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	2nd Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five- and ten-year periods, though it underperformed its benchmark index over the one- and three-year period.

•	The Board noted that PGIM Investments had contractually agreed to waive 0.022% of its management fee through June 30, 2018.

•	The Board accepted PGIM Investments’ recommendation to contractually waive an additional 0.002% of its management fee through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Government Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Government Money Market Portfolio (formerly, Money Market Portfolio)
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	3rd Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that PGIM Investments had agreed to voluntarily waive a portion of its management fee to ensure that the 1-day yield for the Portfolio does not fall below 0.00%.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Stock Index Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The toll-free number shown below can be used to make transfers and reallocations, review how your premiums are being allocated, and receive current investment option values in your contract. Unit values for each investment option are available to all participants from the toll-free number. Please be sure to have your contract number available when you call.

(800) 458-6333

Investors should consider the contract and the underlying portfolios’ investment objectives, risks, charges and expenses carefully before investing. This and other important information is contained in the prospectuses that can be obtained from your financial professional. You should read the prospectuses carefully before investing.

This report includes the financial statements of VCA-10, and the portfolios of The Prudential Series Fund (the “Funds”) available through VCA-11 and VCA-24.

This report does not include separate account financials for the VCA-11 and VCA-24 Subaccounts. If you would like separate account financial statements, please call the telephone number on the inside back cover of this report.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your plan sponsor or licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

A description of VCA-10’s proxy voting policies and procedures is available without charge, upon request. MEDLEY participants should call (800) 458-6333 to obtain a description of VCA-10’s proxy voting policies and procedures. Information regarding how the VCA-10 voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov and on VCA-10’s website.

The MEDLEY Program Statement of Additional Information contains additional information about the Committee Members of VCA-10 and is available without charge upon request by calling (800) 458-6333.

VCA-10 files with the Commission a complete listing of portfolio holdings as of the end of the first and third quarters on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800) 732-0330. MEDLEY participants may obtain copies of Form N-Q filings by calling (800) 458-6333.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

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U.S. Postage

PAID

Prudential

©2017 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

MD.RS.011

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:         The Prudential Variable Contract Account-10

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	August 24, 2017

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	August 24, 2017